UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3114

Fidelity Select Portfolios
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2005

Item 1. Reports to Stockholders

Fidelity® Select Portfolios® Consumer Sector Consumer Industries Food and Agriculture Leisure Multimedia Retailing

Semiannual Report August 31, 2005

Contents

Shareholder Expense Example	3
Fund Updates*
Consumer Sector
Consumer Industries	4
Food and Agriculture	10
Leisure	15
Multimedia	20
Retailing	25
Notes to Financial Statements	30
Board Approval of Investment	34
Advisory Contracts and
Management Fees

* Fund updates for each Select Portfolio include: Investment Changes, Investments, and Financial Statements.

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) website at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by Fidelity Distributors
Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washing ton, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, redemption fees, exchange fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2005 to August 31, 2005).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	March 1, 2005
	March 1, 2005	August 31, 2005	to August 31, 2005
Consumer Industries Portfolio
Actual	$ 1,000.00	$1,012.40	$5.93
HypotheticalA	$ 1,000.00	$1,019.31	$5.96
Food and Agriculture Portfolio
Actual	$ 1,000.00	$1,017.20	$5.44
HypotheticalA	$ 1,000.00	$1,019.81	$5.45
Leisure Portfolio
Actual	$ 1,000.00	$1,011.50	$5.07
HypotheticalA	$ 1,000.00	$1,020.16	$5.09
Multimedia Portfolio
Actual	$ 1,000.00	$1,042.00	$5.56
HypotheticalA	$ 1,000.00	$1,019.76	$5.50
Retailing Portfolio
Actual	$ 1,000.00	$1,062.20	$5.61
HypotheticalA	$ 1,000.00	$1,019.76	$5.50

A 5% return per year before expenses

* Expenses are equal to each Fund’s annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Consumer Industries Portfolio	1.17%
Food and Agriculture Portfolio	1.07%
Leisure Portfolio	1.00%
Multimedia Portfolio	1.08%
Retailing Portfolio	1.08%

33 Semiannual Report

Consumer Industries Portfolio Investment Changes

Top Ten Stocks as of August 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Procter & Gamble Co.	6.1	3.3
Google, Inc. Class A (sub. vtg.)	4.3	2.6
Wal Mart Stores, Inc.	3.3	2.5
The Coca Cola Co.	3.3	2.0
Target Corp.	3.0	3.0
Yahoo!, Inc.	2.9	2.1
eBay, Inc.	2.9	2.1
News Corp. Class A	2.2	3.6
McDonald’s Corp.	2.2	3.0
Brunswick Corp.	2.0	1.6
	32.2

* Includes short term investments and net other assets.

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report 4

Consumer Industries Portfolio Investments August 31, 2005 (Unaudited) Showing Percentage of Net Assets

Common Stocks 97.4%
Shares		Value (Note 1)

AUTOMOBILES – 1.2%
Automobile Manufacturers – 0.5%
Thor Industries, Inc.	5,600	$185,920
Motorcycle Manufacturers – 0.7%
Harley Davidson, Inc.	6,100	300,486
TOTAL AUTOMOBILES		486,406

BEVERAGES – 6.7%
Distillers & Vintners – 1.2%
Brown Forman Corp. Class B (non vtg.) .	1,400	79,282
Diageo PLC sponsored ADR	7,100	409,741
		489,023
Soft Drinks – 5.5%
Coca Cola Enterprises, Inc.	13,300	297,255
PepsiCo, Inc.	11,200	614,320
The Coca Cola Co.	31,300	1,377,200
		2,288,775

TOTAL BEVERAGES		2,777,798

COMMERCIAL SERVICES & SUPPLIES 0.7%
Commercial Printing – 0.2%
R.R. Donnelley & Sons Co.	2,800	104,608
Diversified Commercial & Professional Services 0.5%
Cendant Corp.	9,500	193,230
TOTAL COMMERCIAL SERVICES & SUPPLIES		297,838

DIVERSIFIED CONSUMER SERVICES – 2.8%
Education Services 1.7%
Apollo Group, Inc. Class A (a)	7,300	574,218
Bright Horizons Family Solutions, Inc. (a)	3,292	129,441
		703,659
Specialized Consumer Services 1.1%
Steiner Leisure Ltd. (a)	7,400	228,142
Weight Watchers International, Inc. (a) .	3,600	203,796
		431,938

TOTAL DIVERSIFIED CONSUMER SERVICES		1,135,597

ELECTRICAL EQUIPMENT – 0.3%
Electrical Components & Equipment – 0.3%
Evergreen Solar, Inc. (a)	18,200	128,310
FOOD & STAPLES RETAILING 7.8%
Drug Retail – 2.5%
CVS Corp.	12,600	370,062
Walgreen Co.	14,100	653,253
		1,023,315
Food Retail – 1.0%
Whole Foods Market, Inc.	3,300	426,558

	Shares	Value (Note 1)
Hypermarkets & Super Centers 4.3%
Costco Wholesale Corp.	9,200	$399,648
Wal Mart Stores, Inc.	30,700	1,380,272
		1,779,920

TOTAL FOOD & STAPLES RETAILING		3,229,793

FOOD PRODUCTS – 4.3%
Agricultural Products – 1.2%
Bunge Ltd.	7,200	422,784
Corn Products International, Inc.	3,500	78,820
		501,604
Packaged Foods & Meats – 3.1%
Diamond Foods, Inc.	5,400	108,162
Lindt & Spruengli AG (participation
certificate)	127	207,101
Nestle SA sponsored ADR	6,200	436,170
Smithfield Foods, Inc. (a)	14,400	401,040
The J.M. Smucker Co.	2,600	124,072
		1,276,545

TOTAL FOOD PRODUCTS		1,778,149

HOTELS, RESTAURANTS & LEISURE – 13.7%
Casinos & Gaming – 2.3%
Aristocrat Leisure Ltd.	17,700	167,345
Harrah’s Entertainment, Inc.	1,525	106,079
International Game Technology	6,100	169,092
MGM MIRAGE (a)	8,000	338,080
Station Casinos, Inc.	1,400	93,548
WMS Industries, Inc. (a)	2,800	81,088
		955,232
Hotels, Resorts & Cruise Lines – 5.0%
Carnival Corp. unit	10,800	532,872
Ctrip.com International Ltd. sponsored
ADR	4,000	226,360
Hilton Hotels Corp.	9,300	215,481
Kerzner International Ltd. (a)	2,000	114,100
Royal Caribbean Cruises Ltd.	8,100	346,032
Starwood Hotels & Resorts Worldwide,
Inc. unit	10,600	617,980
		2,052,825
Leisure Facilities 0.2%
International Speedway Corp. Class A	1,100	61,677
Restaurants 6.2%
Brinker International, Inc. (a)	6,370	236,646
Buffalo Wild Wings, Inc. (a)	16,254	464,864
CBRL Group, Inc.	2,900	104,864
Domino’s Pizza, Inc.	5,650	129,950
McDonald’s Corp.	28,100	911,845
Outback Steakhouse, Inc.	8,700	362,007

See accompanying notes which are an integral part of the financial statements.

5 Semiannual Report

Consumer Industries Portfolio Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value (Note 1)

HOTELS, RESTAURANTS & LEISURE – CONTINUED
Restaurants – continued
Starbucks Corp. (a)	3,100	$152,024
Wendy’s International, Inc.	4,220	198,931
		2,561,131

TOTAL HOTELS, RESTAURANTS & LEISURE		5,630,865

HOUSEHOLD PRODUCTS – 8.0%
Household Products – 8.0%
Colgate Palmolive Co.	15,200	798,000
Procter & Gamble Co.	44,820	2,486,612
		3,284,612

INTERNET & CATALOG RETAIL – 3.4%
Catalog Retail 0.5%
Coldwater Creek, Inc. (a)	7,000	214,550
Internet Retail 2.9%
eBay, Inc. (a)	28,900	1,170,161

TOTAL INTERNET & CATALOG RETAIL		1,384,711

INTERNET SOFTWARE & SERVICES – 7.5%
Internet Software & Services	7.5%
Google, Inc. Class A (sub. vtg.)	6,254	1,788,644
Homestore, Inc. (a)	162	616
Sina Corp. (a)	4,600	132,250
Yahoo!, Inc. (a)	35,296	1,176,769
		3,098,279

LEISURE EQUIPMENT & PRODUCTS – 4.4%
Leisure Products 4.4%
Brunswick Corp.	18,300	805,200
K2, Inc. (a)	6,600	82,170
MarineMax, Inc. (a)	7,500	213,075
Polaris Industries, Inc.	3,400	179,112
RC2 Corp. (a)	1,900	73,815
SCP Pool Corp.	12,000	439,200
		1,792,572

MEDIA – 10.1%
Advertising 2.3%
JC Decaux SA (a)	15,600	364,751
Omnicom Group, Inc.	7,300	587,212
		951,963
Broadcasting & Cable TV – 1.6%
E.W. Scripps Co. Class A	5,300	265,000
SBS Broadcasting SA (a)	2,500	144,000
Univision Communications, Inc.
Class A (a)	9,100	244,790
		653,790

		Shares	Value (Note 1)
Movies & Entertainment – 4.1%
News Corp. Class A		56,400	$914,244
Walt Disney Co.		30,100	758,219
			1,672,463
Publishing – 2.1%
Gannett Co., Inc.		1,700	123,624
McGraw Hill Companies, Inc.		7,000	337,540
Reuters Group PLC sponsored ADR		2,900	115,072
Washington Post Co. Class B		370	307,840
			884,076

TOTAL MEDIA			4,162,292

MULTILINE RETAIL – 7.1%
Department Stores 3.8%
Federated Department Stores, Inc.		6,400	441,472
JCPenney Co., Inc.		5,200	252,876
Nordstrom, Inc.		6,000	201,480
Saks, Inc.		6,800	147,628
Sears Holdings Corp. (a)		4,000	543,440
			1,586,896
General Merchandise Stores	3.3%
Family Dollar Stores, Inc.		6,300	125,244
Target Corp.		22,700	1,220,125
			1,345,369

TOTAL MULTILINE RETAIL			2,932,265

PERSONAL PRODUCTS 2.9%
Personal Products 2.9%
Avon Products, Inc.		15,100	495,582
Gillette Co.		12,800	689,536
			1,185,118

REAL ESTATE 0.4%
Real Estate Investment Trusts	0.4%
MeriStar Hospitality Corp. (a)		18,800	172,960
SOFTWARE 1.0%
Home Entertainment Software – 1.0%
Activision, Inc. (a)		7,000	156,450
Electronic Arts, Inc. (a)		4,200	240,576
			397,026

SPECIALTY RETAIL – 10.3%
Apparel Retail 3.0%
Aeropostale, Inc. (a)		5,800	148,132
American Eagle Outfitters, Inc.		4,500	128,835
bebe Stores, Inc.		5,850	137,592
Chico’s FAS, Inc. (a)		7,800	270,738
Foot Locker, Inc.		7,800	170,352
Hot Topic, Inc. (a)		5,150	79,825
Urban Outfitters, Inc. (a)		5,100	283,866
			1,219,340

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 6

Common Stocks continued
	Shares	Value (Note 1)

SPECIALTY RETAIL – CONTINUED
Computer & Electronics Retail – 1.8%
Best Buy Co., Inc.	12,750	$ 607,665
GameStop Corp.:
Class A (a)	3,700	124,875
Class B (a)	900	27,126
		759,666
Home Improvement Retail – 1.9%
Lowe’s Companies, Inc.	12,300	791,013
Homefurnishing Retail – 0.1%
Bed Bath & Beyond, Inc. (a)	1,500	60,825
Specialty Stores – 3.5%
AC Moore Arts & Crafts, Inc. (a)	8,300	188,908
Guitar Center, Inc. (a)	4,300	246,820
Michaels Stores, Inc.	3,200	116,160
Office Depot, Inc. (a)	11,200	336,000
PETsMART, Inc.	3,300	85,041
Sports Authority, Inc. (a)	962	31,073
Staples, Inc.	19,050	418,338
		1,422,340

TOTAL SPECIALTY RETAIL		4,253,184

TEXTILES, APPAREL & LUXURY GOODS – 4.8%
Apparel, Accessories & Luxury Goods	3.6%
Carter’s, Inc. (a)	7,700	418,957
Coach, Inc. (a)	7,400	245,606
Kenneth Cole Productions, Inc. Class A
(sub. vtg.)	2,000	57,300
Liz Claiborne, Inc.	9,200	377,476
Polo Ralph Lauren Corp. Class A	5,200	257,660
Quiksilver, Inc. (a)	6,600	100,650
		1,457,649
Footwear 1.2%
NIKE, Inc. Class B	6,400	505,024

TOTAL TEXTILES, APPAREL & LUXURY GOODS		1,962,673

TOTAL COMMON STOCKS
(Cost $34,832,239)		40,090,448

Money Market Funds 1.5%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 3.6% (b)
(Cost $632,571)	632,571	632,571

TOTAL INVESTMENT PORTFOLIO	98.9%
(Cost $35,464,810)		40,723,019

NET OTHER ASSETS 1.1%		442,347
NET ASSETS 100%		$41,165,366

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

Income Tax Information

At February 28, 2005, the fund had a capital loss carryforward of approximately $115,103 all of which will expire on February 28, 2013.

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Consumer Industries Portfolio Financial Statements

Statement of Assets and Liabilities
	August 31, 2005 (Unaudited)

Assets
Investment in securities, at value (cost
$35,464,810) — See accompany-
ing schedule		$40,723,019
Receivable for investments sold		463,012
Receivable for fund shares sold		75,181
Dividends receivable		23,963
Interest receivable		1,719
Prepaid expenses		37
Other affiliated receivables		64
Other receivables		650
Total assets		41,287,645

Liabilities
Payable for fund shares redeemed . $	72,610
Accrued management fee	19,897
Transfer agent fee payable	13,449
Other affiliated payables	1,759
Other payables and accrued
expenses	14,564
Total liabilities		122,279

Net Assets		$41,165,366
Net Assets consist of:
Paid in capital		$35,544,591
Accumulated net investment loss		(46,821)
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions		409,399
Net unrealized appreciation
(depreciation) on investments and
assets and liabilities in foreign
currencies		5,258,197
Net Assets, for 1,678,117 shares
outstanding		$41,165,366
Net Asset Value, offering price and
redemption price per share
($41,165,366 ÷ 1,678,117
shares)		$24.53

Statement of Operations
Six months ended August 31, 2005 (Unaudited)

Investment Income
Dividends		$168,220
Interest		16,154
Security lending		1,514
Total income		185,888

Expenses
Management fee	$116,063
Transfer agent fees	77,263
Accounting and security lending
fees	10,167
Independent trustees’ compensation	89
Custodian fees and expenses	6,260
Registration fees	11,914
Audit	14,953
Legal	177
Miscellaneous	203
Total expenses before reductions	237,089
Expense reductions	(4,401)	232,688

Net investment income (loss)		(46,800)
Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:
Investment securities	602,897
Foreign currency transactions	1,051
Total net realized gain (loss)		603,948
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities	(44,948)
Assets and liabilities in foreign
currencies	(12)
Total change in net unrealized ap-
preciation (depreciation)		(44,960)
Net gain (loss)		558,988
Net increase (decrease) in net as-
sets resulting from operations		$512,188

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 8

Statement of Changes in Net Assets
	Six months ended	Year ended
	August 31, 2005	February 28,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(46,800)	$(114,300)
Net realized gain (loss)	603,948	28,900
Change in net unrealized appreciation (depreciation)	(44,960)	1,505,127
Net increase (decrease) in net assets resulting from operations	512,188	1,419,727
Distributions to shareholders from net realized gain	—	(1,510,535)
Share transactions
Proceeds from sales of shares	9,722,891	23,571,117
Reinvestment of distributions	—	1,475,744
Cost of shares redeemed	(8,821,162)	(20,792,957)
Net increase (decrease) in net assets resulting from share transactions	901,729	4,253,904
Redemption fees	3,596	11,308
Total increase (decrease) in net assets	1,417,513	4,174,404

Net Assets
Beginning of period	39,747,853	35,573,449
End of period (including accumulated net investment loss of $46,821 and accumulated net investment loss of $21,
respectively)	$41,165,366	$39,747,853

Other Information
Shares
Sold	399,134	1,007,148
Issued in reinvestment of distributions	—	62,267
Redeemed	(361,293)	(898,454)
Net increase (decrease)	37,841	170,961

Financial Highlights
	Six months ended
	August 31, 2005		Years ended February 28,
	(Unaudited)	2005	2004G	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 24.23	$ 24.21	$ 18.39	$ 23.58	$ 25.31	$ 28.46
Income from Investment Operations
Net investment income (loss)E	(.03)	(.07)	(.09)	(.18)	(.07)	(.11)
Net realized and unrealized gain (loss)	33	1.05	6.28	(5.02)	(.25)	.68
Total from investment operations		30.98	6.19	(5.20)	(.32)	.57
Distributions from net realized gain	—	(.97)	(.38)	—	(1.42)	(3.80)
Redemption fees added to paid in capitalE	—H	.01	.01	.01	.01	.08
Net asset value, end of period	$ 24.53	$ 24.23	$ 24.21	$ 18.39	$ 23.58	$ 25.31
Total ReturnB,C,D	1.24%	4.18%	33.82%	(22.01)%	(.87)%	2.74%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.17%A	1.23%	1.59%	1.86%	1.71%	1.80%
Expenses net of voluntary waivers, if any	1.17%A	1.22%	1.59%	1.86%	1.71%	1.80%
Expenses net of all reductions	1.15%A	1.19%	1.54%	1.83%	1.69%	1.78%
Net investment income (loss)	(.23)%A	(.31)%	(.39)%	(.84)%	(.30)%	(.37)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,165	$ 39,748	$ 35,573	$ 20,693	$ 23,471	$ 20,483
Portfolio turnover rate	65%A	112%	138%	116%	110%	92%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. GFor the year ended February 29. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Food and Agriculture Portfolio Investment Changes

Top Ten Stocks as of August 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Nestle SA sponsored ADR	8.0	5.4
Altria Group, Inc.	7.5	7.3
McDonald’s Corp.	6.9	6.8
PepsiCo, Inc.	5.9	5.8
The Coca Cola Co.	5.9	3.9
Unilever NV (NY Shares)	5.8	6.8
Kellogg Co.	4.2	4.1
Coca Cola Enterprises, Inc.	3.7	0.0
Kraft Foods, Inc. Class A	2.8	2.4
Colgate Palmolive Co.	2.8	2.3
	53.5

* Includes short term investments and net other assets.

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report 10

Food and Agriculture Portfolio Investments August 31, 2005 (Unaudited) Showing Percentage of Net Assets

Common Stocks 99.7%
		Shares	Value (Note 1)

BEVERAGES – 22.2%
Brewers 2.1%
Anheuser Busch Companies, Inc.		24,300	$ 1,076,733
Efes Breweries International NV unit (e)	.	7,000	276,500
Inbev SA		17,200	671,471
SABMiller PLC		36,900	651,021
			2,675,725
Distillers & Vintners – 3.3%
Brown Forman Corp. Class B (non vtg.)	.	2,200	124,586
Constellation Brands, Inc. Class A
(sub. vtg.) (a)		41,400	1,139,328
Diageo PLC sponsored ADR		33,100	1,910,201
Pernod Ricard		5,500	954,815
			4,128,930
Soft Drinks – 16.8%
Coca Cola Enterprises, Inc.		205,000	4,581,750
Coca Cola Femsa SA de CV sponsored
ADR		11,800	318,600
Coca Cola Hellenic Bottling Co. SA
sponsored ADR		22,300	676,359
Fomento Economico Mexicano SA de CV
sponsored ADR		6,100	417,972
Pepsi Bottling Group, Inc.		8,700	256,476
PepsiCo, Inc. (d)		135,000	7,404,750
The Coca Cola Co.		166,300	7,317,200
			20,973,107

TOTAL BEVERAGES			27,777,762

BIOTECHNOLOGY – 0.3%
Biotechnology – 0.3%
Senomyx, Inc. (a)		18,400	321,080
CHEMICALS – 3.8%
Fertilizers & Agricultural Chemicals	3.8%
Agrium, Inc.		19,400	418,382
CF Industries Holdings, Inc.		18,800	315,652
Monsanto Co.		52,700	3,364,368
Mosaic Co. (a)		13,800	222,870
Syngenta AG sponsored ADR		21,000	447,090
			4,768,362

COMMERCIAL SERVICES & SUPPLIES	1.5%
Diversified Commercial & Professional Services 1.5%
Aramark Corp. Class B		67,500	1,844,100
FOOD & STAPLES RETAILING 6.8%
Food Distributors – 1.7%
Central European Distribution
Corp. (a)(d)		8,000	334,000
Performance Food Group Co. (a)		100	3,097
Sysco Corp.		54,500	1,819,210
			2,156,307

	Shares	Value (Note 1)
Food Retail – 4.1%
Albertsons, Inc.	100	$2,013
Kroger Co. (a)	97,400	1,922,676
Safeway, Inc.	88,000	2,088,240
SUPERVALU, Inc.	100	3,480
Whole Foods Market, Inc.	8,100	1,047,006
		5,063,415
Hypermarkets & Super Centers 1.0%
Wal Mart Stores, Inc.	27,600	1,240,896

TOTAL FOOD & STAPLES RETAILING		8,460,618

FOOD PRODUCTS – 32.0%
Agricultural Products – 4.6%
Archer Daniels Midland Co.	105,500	2,374,805
Bunge Ltd.	26,700	1,567,824
Corn Products International, Inc.	82,900	1,866,908
		5,809,537
Packaged Foods & Meats – 27.4%
Cadbury Schweppes PLC sponsored ADR	8,200	327,016
Campbell Soup Co.	37,000	1,087,800
ConAgra Foods, Inc.	100	2,283
Dean Foods Co. (a)	50	1,847
General Mills, Inc.	73,500	3,389,820
Groupe Danone sponsored ADR	100	2,130
Kellogg Co.	116,000	5,258,280
Koninklijke Numico NV (Certificaten Van
Aandelen) (a)	100	4,147
Kraft Foods, Inc. Class A	113,000	3,503,000
Lindt & Spruengli AG	20	327,658
Nestle SA sponsored ADR	142,500	10,024,874
People’s Food Holdings Ltd.	100	55
Ralcorp Holdings, Inc.	100	4,435
Smithfield Foods, Inc. (a)	100	2,785
Tyson Foods, Inc. Class A	48,700	865,886
Unilever NV (NY Shares)	104,200	7,210,640
Wm. Wrigley Jr. Co.	31,100	2,209,655
		34,222,311

TOTAL FOOD PRODUCTS		40,031,848

HOTELS, RESTAURANTS & LEISURE – 16.9%
Restaurants 16.9%
Applebee’s International, Inc.	12,700	280,797
Brinker International, Inc. (a)	31,800	1,181,370
Buffalo Wild Wings, Inc. (a)	97,814	2,797,480
California Pizza Kitchen, Inc. (a)	13,700	405,383
Domino’s Pizza, Inc.	45,200	1,039,600
Famous Dave’s of America, Inc. (a)	100	1,210
Jack in the Box, Inc. (a)	1,758	62,005
McCormick & Schmick Seafood
Restaurants (a)	100	1,864
McDonald’s Corp.	267,000	8,664,150
Outback Steakhouse, Inc.	42,500	1,768,425

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Food and Agriculture Portfolio Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value (Note 1)

HOTELS, RESTAURANTS & LEISURE – CONTINUED
Restaurants – continued
Rare Hospitality International, Inc. (a)	100	$2,674
Red Robin Gourmet Burgers, Inc. (a)(d) .	41,800	2,009,744
Sonic Corp. (a)	50	1,530
Starbucks Corp. (a)(d)	28,450	1,395,188
Wendy’s International, Inc.	17,800	839,092
Yum! Brands, Inc.	14,700	696,486
		21,146,998

HOUSEHOLD PRODUCTS – 5.3%
Household Products – 5.3%
Colgate Palmolive Co.	65,850	3,457,125
Procter & Gamble Co.	57,100	3,167,908
Reckitt Benckiser PLC	100	3,094
		6,628,127

MACHINERY – 1.0%
Construction & Farm Machinery & Heavy Trucks – 1.0%
AGCO Corp. (a)	21,500	441,395
Caterpillar, Inc.	5,800	321,842
CNH Global NV	100	2,167
Deere & Co.	6,900	451,122
		1,216,526

MULTILINE RETAIL – 0.0%
General Merchandise Stores 0.0%
Target Corp.	100	5,375
PERSONAL PRODUCTS 0.5%
Personal Products 0.5%
Avon Products, Inc.	19,500	639,990
Gillette Co.	100	5,387
		645,377

TOBACCO – 9.4%
Tobacco – 9.4%
Altadis SA (Spain)	100	4,335
Altria Group, Inc.	133,300	9,424,310
British American Tobacco PLC sponsored
ADR	17,000	690,880
Imperial Tobacco Group PLC	14,900	413,728
Loews Corp. – Carolina Group	100	3,861
Reynolds American, Inc.	14,800	1,242,312
		11,779,426

TOTAL COMMON STOCKS
(Cost $105,778,199)		124,625,599

Money Market Funds 7.7%
	Shares	Value (Note 1)
Fidelity Securities Lending Cash Central
Fund, 3.61% (b)(c)
(Cost $9,587,275)	9,587,275	$ 9,587,275
TOTAL INVESTMENT PORTFOLIO	107.4%
(Cost $115,365,474)		134,212,874

NET OTHER ASSETS (7.4)%		(9,234,887)
NET ASSETS 100%		$ 124,977,987

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $276,500 or 0.2% of net assets.

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	78.3%
Switzerland	8.7%
Netherlands	6.0%
United Kingdom	3.1%
Bermuda	1.2%
Others (individually less than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 12

Food and Agriculture Portfolio Financial Statements

Statement of Assets and Liabilities
		August 31, 2005 (Unaudited)

Assets
Investment in securities, at value (in-
cluding securities loaned of
$9,488,577) (cost $115,365,474)
— See accompanying schedule			$134,212,874
Receivable for investments sold			814,468
Receivable for fund shares sold			165,909
Dividends receivable			78,339
Interest receivable			2,281
Prepaid expenses			127
Other receivables			5,282
Total assets			135,279,280

Liabilities
Payable to custodian bank		$180,575
Payable for investments purchased	.	83,170
Payable for fund shares redeemed	.	324,901
Accrued management fee		60,537
Other affiliated payables		43,656
Other payables and accrued
expenses		21,179
Collateral on securities loaned, at
value		9,587,275
Total liabilities			10,301,293

Net Assets			$124,977,987
Net Assets consist of:
Paid in capital			$99,930,369
Undistributed net investment income			717,475
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions			5,482,767
Net unrealized appreciation
(depreciation) on investments and
assets and liabilities in foreign
currencies			18,847,376
Net Assets, for 2,401,996 shares
outstanding			$124,977,987
Net Asset Value, offering price and
redemption price per share
($124,977,987 ÷ 2,401,996
shares)			$52.03

Statement of Operations
Six months ended August 31, 2005 (Unaudited)

Investment Income
Dividends		$1,428,886
Interest		30,553
Security lending		25,908
		1,485,347
Less foreign taxes withheld		(68,092)
Total income		1,417,255

Expenses
Management fee	$379,431
Transfer agent fees	236,230
Accounting and security lending
fees	33,837
Independent trustees’ compensation	296
Custodian fees and expenses	20,216
Registration fees	23,313
Audit	15,218
Legal	202
Miscellaneous	1,643
Total expenses before reductions	710,386
Expense reductions	(13,537)	696,849

Net investment income (loss)		720,406
Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:
Investment securities	5,984,467
Foreign currency transactions	(204)
Total net realized gain (loss)		5,984,263
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities	(4,561,300)
Assets and liabilities in foreign
currencies	(72)
Total change in net unrealized ap-
preciation (depreciation)		(4,561,372)
Net gain (loss)		1,422,891
Net increase (decrease) in net as-
sets resulting from operations		$2,143,297

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Food and Agriculture Portfolio Financial Statements - continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	August 31, 2005	February 28,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 720,406	$ 712,640
Net realized gain (loss)	5,984,263	8,330,360
Change in net unrealized appreciation (depreciation)	(4,561,372)	2,593,286
Net increase (decrease) in net assets resulting from operations	2,143,297	11,636,286
Distributions to shareholders from net investment income	(26,379)	(683,408)
Distributions to shareholders from net realized gain	(685,857)	—
Total distributions	(712,236)	(683,408)
Share transactions
Proceeds from sales of shares	25,939,843	105,702,482
Reinvestment of distributions	674,223	642,326
Cost of shares redeemed	(42,405,047)	(82,447,637)
Net increase (decrease) in net assets resulting from share transactions	(15,790,981)	23,897,171
Redemption fees	9,598	41,906
Total increase (decrease) in net assets	(14,350,322)	34,891,955

Net Assets
Beginning of period	139,328,309	104,436,354
End of period (including undistributed net investment income of $717,475 and undistributed net investment income
of $28,038, respectively)	$ 124,977,987	$ 139,328,309

Other Information
Shares
Sold	509,733	2,217,961
Issued in reinvestment of distributions	13,264	13,111
Redeemed	(830,812)	(1,767,243)
Net increase (decrease)	(307,815)	463,829

Financial Highlights
	Six months ended
	August 31, 2005		Years ended February 28,
	(Unaudited)	2005	2004G	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 51.42	$ 46.50	$ 35.71	$ 44.68	$ 46.01	$ 31.88
Income from Investment Operations
Net investment income (loss)E		28.29	.22	.25	.34	.44
Net realized and unrealized gain (loss)	60	4.90	10.80	(8.06)	2.79	13.96
Total from investment operations	88	5.19	11.02	(7.81)	3.13	14.40
Distributions from net investment income	(.01)	(.29)	(.24)	(.32)	(.21)	(.36)
Distributions from net realized gain	(.26)	—	—	(.88)	(4.28)	—
Total distributions	(.27)	(.29)	(.24)	(1.20)	(4.49)	(.36)
Redemption fees added to paid in capitalE	—H	.02	.01	.04	.03	.09
Net asset value, end of period	$ 52.03	$ 51.42	$ 46.50	$ 35.71	$ 44.68	$ 46.01
Total ReturnB,C,D	1.72%	11.24%	30.94%	(17.85)%	7.76%	45.47%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.07%A	1.06%	1.27%	1.25%	1.24%	1.28%
Expenses net of voluntary waivers, if any	1.07%A	1.06%	1.27%	1.25%	1.24%	1.28%
Expenses net of all reductions	1.05%A	1.05%	1.25%	1.17%	1.14%	1.24%
Net investment income (loss)	54%I	.61%	.55%	.59%	.79%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 124,978	$ 139,328	$ 104,436	$ 88,123	$ 119,980	$ 119,769
Portfolio turnover rate	105%A	86%	62%	225%	315%	151%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. GFor the year ended February 29. HAmount represents less than $.01 per share. IRatio has not been annualized because of the uneven rate at which the fund earns dividend income throughout the fiscal year.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 14

Leisure Portfolio Investment Changes

Top Ten Stocks as of August 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Google, Inc. Class A (sub. vtg.)	7.5	2.3
Lamar Advertising Co. Class A	6.3	6.3
Yahoo!, Inc.	5.8	6.7
Omnicom Group, Inc.	5.3	5.8
XM Satellite Radio Holdings, Inc.
Class A	5.1	1.7
Walt Disney Co.	4.6	4.9
News Corp. Class A	4.4	3.6
McDonald’s Corp.	4.5	4.4
Harman International Industries,
Inc.	4.3	4.8
Univision Communications, Inc.
Class A	4.2	2.2
	52.0

* Includes short term investments and net other assets.

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

15 Semiannual Report

Leisure Portfolio Investments August 31, 2005 (Unaudited) Showing Percentage of Net Assets

Common Stocks 99.7%
	Shares	Value (Note 1)

AUTOMOBILES – 1.6%
Motorcycle Manufacturers – 1.6%
Harley Davidson, Inc.	65,300	$ 3,216,678
BUILDING PRODUCTS – 1.1%
Building Products – 1.1%
Simpson Manufacturing Co. Ltd.	56,700	2,110,941
DIVERSIFIED TELECOMMUNICATION SERVICES – 0.0%
Integrated Telecommunication Services – 0.0%
BellSouth Corp.	100	2,629
SBC Communications, Inc.	100	2,408
Verizon Communications, Inc.	100	3,271
		8,308

FOOD PRODUCTS – 0.4%
Packaged Foods & Meats – 0.4%
Nestle SA sponsored ADR	11,000	773,850
HOTELS, RESTAURANTS & LEISURE – 23.5%
Casinos & Gaming – 5.9%
Boyd Gaming Corp.	33,200	1,544,796
Las Vegas Sands Corp. (d)	64,600	2,279,734
MGM MIRAGE (a)	37,400	1,580,524
Penn National Gaming, Inc. (a)	79,400	2,705,952
Station Casinos, Inc.	20,800	1,389,856
WMS Industries, Inc. (a)	19,200	556,032
Wynn Resorts Ltd. (a)(d)	33,000	1,574,760
		11,631,654
Hotels, Resorts & Cruise Lines – 7.8%
Carnival Corp. unit	150,000	7,401,000
Hilton Hotels Corp.	40,400	936,068
Kerzner International Ltd. (a)	49,900	2,846,795
Royal Caribbean Cruises Ltd.	57,400	2,452,128
Starwood Hotels & Resorts Worldwide,
Inc. unit	33,100	1,929,730
		15,565,721
Restaurants 9.8%
Brinker International, Inc. (a)	19,600	728,140
Buffalo Wild Wings, Inc. (a)	38,500	1,101,100
McDonald’s Corp.	272,900	8,855,605
Outback Steakhouse, Inc.	52,900	2,201,169
Red Robin Gourmet Burgers, Inc. (a)(d) .	20,900	1,004,872
Starbucks Corp. (a)(d)	52,000	2,550,080
Wendy’s International, Inc.	30,200	1,423,628
Yum! Brands, Inc.	33,500	1,587,230
		19,451,824

TOTAL HOTELS, RESTAURANTS & LEISURE		46,649,199

HOUSEHOLD DURABLES – 5.4%
Consumer Electronics – 4.3%
Harman International Industries, Inc.	83,300	8,613,220

	Shares	Value (Note 1)
Homebuilding – 1.1%
D.R. Horton, Inc.	56,900	$ 2,100,748

TOTAL HOUSEHOLD DURABLES		10,713,968

INTERNET SOFTWARE & SERVICES – 13.3%
Internet Software & Services 13.3%
Google, Inc. Class A (sub. vtg.)	52,100	14,900,601
Yahoo!, Inc. (a)(d)	344,204	11,475,761
		26,376,362

LEISURE EQUIPMENT & PRODUCTS – 0.9%
Leisure Products 0.9%
Brunswick Corp.	32,100	1,412,400
Polaris Industries, Inc.	5,500	289,740
		1,702,140

MACHINERY – 0.4%
Construction & Farm Machinery & Heavy Trucks – 0.4%
Cummins, Inc.	8,300	717,701
MEDIA – 47.3%
Advertising 12.1%
JC Decaux SA (a)	42,800	1,000,726
Lamar Advertising Co. Class A (a)(d)	312,400	12,564,728
Omnicom Group, Inc.	129,500	10,416,980
		23,982,434
Broadcasting & Cable TV – 23.2%
Clear Channel Communications, Inc.	135,541	4,513,515
Comcast Corp. Class A (a)	86,200	2,650,650
E.W. Scripps Co. Class A	30,300	1,515,000
EchoStar Communications Corp. Class A	202,300	6,054,839
Entravision Communications Corp.
Class A (a)	209,300	1,703,702
Grupo Televisa SA de CV (CPO)
sponsored ADR	17,400	1,092,720
Liberty Global, Inc. Class A (a)	55,921	2,837,991
Salem Communications Corp. Class A (a)	15,400	285,670
Sirius Satellite Radio, Inc. (a)	122,900	845,552
Spanish Broadcasting System, Inc.
Class A (a)	118,720	916,518
The DIRECTV Group, Inc. (a)	318,501	5,067,351
Univision Communications, Inc.
Class A (a)	308,000	8,285,200
XM Satellite Radio Holdings, Inc.
Class A (a)	289,735	10,213,159
		45,981,867
Movies & Entertainment – 9.0%
News Corp. Class A	546,696	8,861,942
Walt Disney Co.	362,100	9,121,299
		17,983,241

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 16

Common Stocks continued
	Shares	Value (Note 1)

MEDIA – CONTINUED
Publishing – 3.0%
Getty Images, Inc. (a)	52,000	$ 4,450,680
McGraw Hill Companies, Inc.	31,300	1,509,286
		5,959,966

TOTAL MEDIA		93,907,508

SOFTWARE 2.7%
Application Software 0.5%
NAVTEQ Corp.	23,500	1,093,690
Home Entertainment Software – 2.2%
Electronic Arts, Inc. (a)	67,700	3,877,856
Ubisoft Entertainment SA (a)(d)	8,100	415,858
		4,293,714

TOTAL SOFTWARE		5,387,404

WIRELESS TELECOMMUNICATION SERVICES 3.1%
Wireless Telecommunication Services – 3.1%
American Tower Corp. Class A (a)	259,900	6,196,016
TOTAL COMMON STOCKS
(Cost $169,366,118)		197,760,075

Money Market Funds 8.4%

Fidelity Securities Lending Cash Central
Fund, 3.61% (b)(c)
(Cost $16,753,205)	16,753,205	16,753,205

TOTAL INVESTMENT PORTFOLIO 108.1%
(Cost $186,119,323)		214,513,280

NET OTHER ASSETS (8.1)%		(16,126,552)
NET ASSETS 100%	$ 198,386,728

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Leisure Portfolio Financial Statements

Statement of Assets and Liabilities
		August 31, 2005 (Unaudited)

Assets
Investment in securities, at value (in-
cluding securities loaned of
$16,464,750) (cost
$186,119,323) — See accompa-
nying schedule			$214,513,280
Receivable for investments sold			4,903,165
Receivable for fund shares sold			273,150
Dividends receivable			59,298
Interest receivable			2,292
Prepaid expenses			205
Other affiliated receivables			200
Other receivables			14,462
Total assets			219,766,052

Liabilities
Payable to custodian bank		$362,821
Payable for investments purchased	.	1,999,446
Payable for fund shares redeemed	.	2,083,865
Accrued management fee		97,360
Other affiliated payables		66,801
Other payables and accrued
expenses		15,826
Collateral on securities loaned, at
value		16,753,205
Total liabilities			21,379,324

Net Assets			$198,386,728
Net Assets consist of:
Paid in capital			$166,299,211
Accumulated net investment loss			(576,888)
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions			4,270,338
Net unrealized appreciation
(depreciation) on investments and
assets and liabilities in foreign
currencies			28,394,067
Net Assets, for 2,659,115 shares
outstanding			$198,386,728
Net Asset Value, offering price and
redemption price per share
($198,386,728 ÷ 2,659,115
shares)			$74.61

Statement of Operations
Six months ended August 31, 2005 (Unaudited)

Investment Income
Dividends		$342,938
Interest		26,613
Security lending		31,377
Total income		400,928

Expenses
Management fee	$578,776
Transfer agent fees	338,129
Accounting and security lending
fees	52,277
Independent trustees’ compensation	420
Custodian fees and expenses	6,718
Registration fees	19,949
Audit	15,413
Legal	487
Miscellaneous	1,027
Total expenses before reductions	1,013,196
Expense reductions	(36,119)	977,077

Net investment income (loss)		(576,149)
Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:
Investment securities	4,899,485
Foreign currency transactions	113
Total net realized gain (loss)		4,899,598
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities	(1,925,011)
Assets and liabilities in foreign
currencies	73
Total change in net unrealized ap-
preciation (depreciation)		(1,924,938)
Net gain (loss)		2,974,660
Net increase (decrease) in net as-
sets resulting from operations		$2,398,511

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 18

Statement of Changes in Net Assets
	Six months ended	Year ended
	August 31, 2005	February 28,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (576,149)	$ (565,025)
Net realized gain (loss)	4,899,598	9,229,476
Change in net unrealized appreciation (depreciation)	(1,924,938)	3,428,002
Net increase (decrease) in net assets resulting from operations	2,398,511	12,092,453
Distributions to shareholders from net realized gain	(3,528,787)	(12,897,221)
Share transactions
Proceeds from sales of shares	28,026,515	89,140,152
Reinvestment of distributions	3,352,988	12,212,709
Cost of shares redeemed	(38,274,413)	(98,538,099)
Net increase (decrease) in net assets resulting from share transactions	(6,894,910)	2,814,762
Redemption fees	6,012	42,388
Total increase (decrease) in net assets	(8,019,174)	2,052,382

Net Assets
Beginning of period	206,405,902	204,353,520
End of period (including accumulated net investment loss of $576,888 and accumulated net investment loss of $739,
respectively)	$ 198,386,728	$ 206,405,902

Other Information
Shares
Sold	379,940	1,203,993
Issued in reinvestment of distributions	45,818	165,996
Redeemed	(516,264)	(1,366,919)
Net increase (decrease)	(90,506)	3,070

Financial Highlights
	Six months ended
	August 31, 2005		Years ended February 28,
	(Unaudited)	2005	2004G	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 75.07	$ 74.40	$ 48.60	$ 61.57	$ 66.22	$ 84.73
Income from Investment Operations
Net investment income (loss)E	(.21)	(.20)	(.24)	(.33)	(.29)	(.11)
Net realized and unrealized gain (loss)	1.05	5.55	26.03	(12.66)	(4.37)	(8.52)
Total from investment operations	84	5.35	25.79	(12.99)	(4.66)	(8.63)
Distributions from net realized gain	(1.30)	(4.70)	—	—	—	—
Redemption fees added to paid in capitalE	—H	.02	.01	.02	.01	.04
Net asset value, end of period	$74.61	$ 75.07	$ 74.40	$ 48.60	$ 61.57	$ 66.22
Total ReturnB,C,D	1.15%	7.43%	53.09%	(21.07)%	(7.02)%	(12.04)%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.00%A	1.01%	1.15%	1.27%	1.12%	1.12%
Expenses net of voluntary waivers, if any	1.00%A	1.01%	1.15%	1.27%	1.12%	1.12%
Expenses net of all reductions	96%A	.96%	1.09%	1.19%	1.09%	1.12%
Net investment income (loss)	(.57)%A	(.28)%	(.38)%	(.62)%	(.46)%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 198,387	$ 206,406	$ 204,354	$ 112,147	$ 211,055	$ 269,848
Portfolio turnover rate	71%A	117%	156%	124%	60%	71%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. GFor the year ended February 29. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Multimedia Portfolio Investment Changes

Top Ten Stocks as of August 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Google, Inc. Class A (sub. vtg.)	10.7	5.8
Yahoo!, Inc.	8.0	6.6
Walt Disney Co.	7.1	9.3
McGraw Hill Companies, Inc.	6.1	4.6
News Corp. Class A	6.0	5.2
Omnicom Group, Inc.	5.0	8.2
Gannett Co., Inc.	4.4	4.3
Washington Post Co. Class B	3.5	5.1
Lamar Advertising Co. Class A	3.0	3.1
Univision Communications, Inc.
Class A	3.0	2.0
	56.8

* Includes short term investments and net other assets.

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report 20

Multimedia Portfolio Investments August 31, 2005 (Unaudited) Showing Percentage of Net Assets

Common Stocks 97.4%
	Shares	Value (Note 1)

COMMERCIAL SERVICES & SUPPLIES 2.2%
Commercial Printing – 1.2%
R.R. Donnelley & Sons Co.	26,000	$971,360
Human Resource & Employment Services – 1.0%
Monster Worldwide, Inc. (a)	25,800	805,992

TOTAL COMMERCIAL SERVICES & SUPPLIES		1,777,352

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.0%
Alternative Carriers 1.0%
New Skies Satellites Holdings Ltd.	37,100	831,782
HOTELS, RESTAURANTS & LEISURE – 0.9%
Hotels, Resorts & Cruise Lines – 0.9%
Ctrip.com International Ltd. sponsored
ADR	13,500	763,965
INTERNET & CATALOG RETAIL – 1.4%
Internet Retail 1.4%
eBay, Inc. (a)	28,000	1,133,720
INTERNET SOFTWARE & SERVICES – 22.1%
Internet Software & Services 22.1%
aQuantive, Inc. (a)	68,900	1,244,334
Baidu.com, Inc. ADR	800	64,858
Google, Inc. Class A (sub. vtg.)	30,900	8,837,400
iVillage, Inc. (a)	35,100	225,342
Sina Corp. (a)	13,400	385,250
Sohu.com, Inc. (a)	14,500	253,460
ValueClick, Inc. (a)	16,900	244,036
WebSideStory, Inc. (d)	19,300	321,152
Yahoo!, Inc. (a)	198,050	6,602,987
		18,178,819

MEDIA – 63.0%
Advertising 9.4%
Cheil Communications, Inc.	30	5,373
Focus Media Holding Ltd. ADR	1,200	22,752
Harte Hanks, Inc.	8,700	223,242
JC Decaux SA (a)	36,100	844,071
Lamar Advertising Co. Class A (a)	61,000	2,453,420
Omnicom Group, Inc.	51,200	4,118,528
		7,667,386
Broadcasting & Cable TV – 17.8%
Central European Media Enterprises Ltd.
Class A (a)	24,700	1,342,692
E.W. Scripps Co. Class A	35,400	1,770,000
EchoStar Communications Corp. Class A	58,600	1,753,898
Gestevision Telecinco SA	8,100	187,891
Grupo Televisa SA de CV (CPO)
sponsored ADR	9,000	565,200
Impresa SGPS (a)	32,900	211,087
Liberty Global, Inc. Class A (a)	40,044	2,032,233

	Shares	Value (Note 1)
Mediaset Spa	109,500	$ 1,353,903
Radio One, Inc. Class D (non vtg.) (a)	64,300	898,914
SBS Broadcasting SA (a)	5,800	334,080
TVN SA	17,980	277,933
Univision Communications, Inc.
Class A (a)	91,000	2,447,900
XM Satellite Radio Holdings, Inc.
Class A (a)	41,100	1,448,775
		14,624,506
Movies & Entertainment – 18.1%
DreamWorks Animation SKG, Inc.
Class A	6,800	176,936
News Corp.:
Class A	304,082	4,929,169
Class B	98,600	1,685,074
Playboy Enterprises, Inc. Class B
(non vtg.) (a)	112,660	1,527,670
Time Warner, Inc. (d)	27,725	496,832
Walt Disney Co.	230,100	5,796,219
World Wrestling Entertainment, Inc.
Class A	22,300	281,649
		14,893,549
Publishing – 17.7%
ADVO, Inc.	6,800	222,632
Gannett Co., Inc.	49,500	3,599,640
Getty Images, Inc. (a)	24,100	2,062,719
McGraw Hill Companies, Inc.	103,600	4,995,592
Reuters Group PLC sponsored ADR	19,400	769,792
Washington Post Co. Class B	3,500	2,912,000
		14,562,375

TOTAL MEDIA		51,747,816

SOFTWARE 4.4%
Application Software 1.8%
KongZhong Corp. sponsored ADR (a)	27,600	295,486
NDS Group PLC sponsored ADR (a)	34,400	1,223,952
		1,519,438
Home Entertainment Software – 2.6%
Activision, Inc. (a)	23,300	520,755
Electronic Arts, Inc. (a)	14,100	807,648
Shanda Interactive Entertainment Ltd.
sponsored ADR (a)(d)	23,200	771,632
		2,100,035

TOTAL SOFTWARE		3,619,473

SPECIALTY RETAIL – 0.3%
Computer & Electronics Retail – 0.3%
Electronics Boutique Holding Corp. (a)	3,300	211,530

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Multimedia Portfolio Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value (Note 1)
WIRELESS TELECOMMUNICATION SERVICES 2.1%
Wireless Telecommunication Services – 2.1%
American Tower Corp. Class A (a)	71,830	$ 1,712,427
TOTAL COMMON STOCKS
(Cost $59,328,202)		79,976,884
Money Market Funds 1.6%
Fidelity Cash Central Fund, 3.6% (b)	311,073	311,073
Fidelity Securities Lending Cash Central
Fund, 3.61% (b)(c)	1,027,656	1,027,656
TOTAL MONEY MARKET FUNDS
(Cost $1,338,729)		1,338,729
TOTAL INVESTMENT PORTFOLIO	99.0%
(Cost $60,666,931)		81,315,613

NET OTHER ASSETS 1.0%		829,124
NET ASSETS 100%		$82,144,737

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	87.6%
Bermuda	2.6%
United Kingdom	2.4%
Italy	1.6%
Cayman Islands	1.4%
France	1.0%
China	1.0%
Others (individually less than 1%)	2.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 22

Multimedia Portfolio Financial Statements

Statement of Assets and Liabilities
	August 31, 2005 (Unaudited)

Assets
Investment in securities, at value (in-
cluding securities loaned of
$1,003,382) (cost $60,666,931)
— See accompanying schedule		$81,315,613
Foreign currency held at value (cost
$11,585)		11,725
Receivable for investments sold		2,080,458
Receivable for fund shares sold		50,100
Dividends receivable		37,196
Interest receivable		892
Prepaid expenses		123
Other affiliated receivables		30
Other receivables		4,088
Total assets		83,500,225

Liabilities
Payable for fund shares redeemed .	$242,124
Accrued management fee	40,005
Other affiliated payables	31,067
Other payables and accrued
expenses	14,636
Collateral on securities loaned, at
value	1,027,656
Total liabilities		1,355,488

Net Assets		$82,144,737
Net Assets consist of:
Paid in capital		$59,949,784
Accumulated net investment loss		(172,603)
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions		1,718,748
Net unrealized appreciation
(depreciation) on investments and
assets and liabilities in foreign
currencies		20,648,808
Net Assets, for 1,810,677 shares
outstanding		$82,144,737
Net Asset Value, offering price and
redemption price per share
($82,144,737 ÷ 1,810,677
shares)		$45.37

Statement of Operations
Six months ended August 31, 2005 (Unaudited)

Investment Income
Dividends		$293,538
Interest		11,104
Security lending		19,424
Total income		324,066

Expenses
Management fee	$269,506
Transfer agent fees	173,347
Accounting and security lending
fees	24,067
Independent trustees’ compensation	225
Custodian fees and expenses	11,920
Registration fees	16,655
Audit	15,135
Legal	348
Miscellaneous	614
Total expenses before reductions	511,817
Expense reductions	(15,258)	496,559

Net investment income (loss)		(172,493)
Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:
Investment securities	2,213,352
Foreign currency transactions	1,225
Total net realized gain (loss)		2,214,577
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities	616,692
Assets and liabilities in foreign
currencies	123
Total change in net unrealized ap-
preciation (depreciation)		616,815
Net gain (loss)		2,831,392
Net increase (decrease) in net as-
sets resulting from operations		$2,658,899

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Multimedia Portfolio Financial Statements - continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	August 31, 2005	February 28,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (172,493)	$ (518,933)
Net realized gain (loss)	2,214,577	1,620,980
Change in net unrealized appreciation (depreciation)	616,815	(2,029,136)
Net increase (decrease) in net assets resulting from operations	2,658,899	(927,089)
Distributions to shareholders from net realized gain	(26,752)	(3,811,959)
Share transactions
Proceeds from sales of shares	7,377,361	69,736,354
Reinvestment of distributions	25,817	3,646,253
Cost of shares redeemed	(53,508,654)	(106,871,734)
Net increase (decrease) in net assets resulting from share transactions	(46,105,476)	(33,489,127)
Redemption fees	2,929	17,675
Total increase (decrease) in net assets	(43,470,400)	(38,210,500)

Net Assets
Beginning of period	125,615,137	163,825,637
End of period (including accumulated net investment loss of $172,603 and accumulated net investment loss of $110,
respectively)	$ 82,144,737	$ 125,615,137

Other Information
Shares
Sold	168,431	1,629,867
Issued in reinvestment of distributions	591	82,334
Redeemed	(1,242,598)	(2,482,074)
Net increase (decrease)	(1,073,576)	(769,873)

Financial Highlights
	Six months ended
	August 31, 2005		Years ended February 28,
	(Unaudited)	2005	2004H	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 43.55	$ 44.83	$ 32.10	$ 37.38	$ 41.91	$ 53.39
Income from Investment Operations
Net investment income (loss)E	(.08)	(.18)	(.31)	(.20)	(.18)	(.06)
Net realized and unrealized gain (loss)	1.91	.19F	16.49	(5.14)	(4.36)	(7.29)
Total from investment operations	1.83	.01	16.18	(5.34)	(4.54)	(7.35)
Distributions from net realized gain	(.01)	(1.30)	(3.47)	—		(4.16)
Redemption fees added to paid in capitalE	—I	.01	.02	.06	.01	.03
Net asset value, end of period	$ 45.37	$ 43.55	$ 44.83	$ 32.10	$ 37.38	$ 41.91
Total ReturnB,C,D	4.20%	.01%	50.99%	(14.13)%	(10.81)%	(13.97)%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.08%A	1.07%	1.17%	1.29%	1.13%	1.13%
Expenses net of voluntary waivers, if any	1.08%A	1.07%	1.17%	1.29%	1.13%	1.13%
Expenses net of all reductions	1.05%A	1.03%	1.09%	1.13%	1.10%	1.12%
Net investment income (loss)	(.37)%A	(.42)%	(.75)%	(.59)%	(.46)%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 82,145	$ 125,615	$ 163,826	$ 100,111	$ 140,070	$ 235,761
Portfolio turnover rate	24%A	88%	208%	272%	74%	73%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repur chases of shares in relation to fluctuating market values of the investments of the fund. GExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. HFor the year ended February 29. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 24

Retailing Portfolio Investment Changes

Top Ten Stocks as of August 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Federated Department Stores, Inc.	7.2	1.7
CVS Corp.	6.8	8.2
Target Corp.	6.0	4.0
Wal Mart Stores, Inc.	5.1	6.1
Home Depot, Inc.	4.8	6.1
Nordstrom, Inc.	3.9	2.9
McDonald’s Corp.	3.8	7.4
JCPenney Co., Inc.	3.4	2.6
Walgreen Co.	3.1	2.5
Office Depot, Inc.	2.9	0.8
	47.0

* Includes short term investments and net other assets.

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

25 Semiannual Report

Retailing Portfolio Investments August 31, 2005 (Unaudited) Showing Percentage of Net Assets

Common Stocks 98.0%
	Shares	Value (Note 1)

DISTRIBUTORS – 0.4%
Distributors 0.4%
Li & Fung Ltd.	136,000	$275,621
DIVERSIFIED CONSUMER SERVICES – 0.2%
Specialized Consumer Services 0.2%
Sothebys Holdings, Inc. Class A
(ltd. vtg.) (a)	9,400	163,466
FOOD & STAPLES RETAILING 20.3%
Drug Retail 10.0%
CVS Corp.	179,300	5,266,041
Rite Aid Corp. (a)	20,000	81,600
Walgreen Co.	52,900	2,450,857
		7,798,498
Food Retail – 3.6%
7 Eleven, Inc. (a)	7,000	198,380
Safeway, Inc. (d)	83,900	1,990,947
Whole Foods Market, Inc.	4,900	633,374
		2,822,701
Hypermarkets & Super Centers 6.7%
BJ’s Wholesale Club, Inc. (a)	14,200	405,410
Costco Wholesale Corp.	13,700	595,128
Wal Mart de Mexico SA de CV Series V	62,000	269,585
Wal Mart Stores, Inc.	87,600	3,938,496
		5,208,619

TOTAL FOOD & STAPLES RETAILING		15,829,818

HOTELS, RESTAURANTS & LEISURE – 10.9%
Restaurants 10.9%
Brinker International, Inc. (a)	13,200	490,380
Buffalo Wild Wings, Inc. (a)	7,000	200,200
California Pizza Kitchen, Inc. (a)	12,000	355,080
Cosi, Inc. (a)	43,900	399,929
Domino’s Pizza, Inc.	10,000	230,000
McDonald’s Corp.	91,400	2,965,930
Outback Steakhouse, Inc.	31,400	1,306,554
Papa John’s International, Inc. (a)	5,000	239,100
Red Robin Gourmet Burgers, Inc. (a)(d) .	7,300	350,984
Starbucks Corp. (a)(d)	15,700	769,928
Wendy’s International, Inc.	22,700	1,070,078
Yum! Brands, Inc.	2,300	108,974
		8,487,137

INTERNET & CATALOG RETAIL – 5.4%
Catalog Retail 1.7%
Coldwater Creek, Inc. (a)	43,900	1,345,535
Internet Retail 3.7%
Amazon.com, Inc. (a)	8,000	341,600

	Shares	Value (Note 1)
Blue Nile, Inc. (a)(d)	29,800	$ 1,007,538
eBay, Inc. (a)	38,300	1,550,767
		2,899,905

TOTAL INTERNET & CATALOG RETAIL		4,245,440

LEISURE EQUIPMENT & PRODUCTS – 0.2%
Leisure Products 0.2%
Oakley, Inc.	10,000	174,900
MULTILINE RETAIL – 24.4%
Department Stores 18.4%
Federated Department Stores, Inc.	81,342	5,610,902
JCPenney Co., Inc.	55,300	2,689,239
Kohl’s Corp. (a)	12,700	666,115
Nordstrom, Inc.	90,100	3,025,558
Saks, Inc.	66,100	1,435,031
Sears Holdings Corp. (a)	6,664	905,371
		14,332,216
General Merchandise Stores 6.0%
Target Corp.	87,700	4,713,875

TOTAL MULTILINE RETAIL		19,046,091

REAL ESTATE 1.1%
Real Estate Investment Trusts 1.1%
General Growth Properties, Inc.	5,000	225,450
Simon Property Group, Inc.	2,000	152,140
Vornado Realty Trust	5,900	507,518
		885,108

SPECIALTY RETAIL – 29.9%
Apparel Retail 12.1%
Abercrombie & Fitch Co. Class A	4,200	233,562
Aeropostale, Inc. (a)	5,800	148,132
American Eagle Outfitters, Inc.	55,600	1,591,828
bebe Stores, Inc.	74,700	1,756,944
Chico’s FAS, Inc. (a)	42,000	1,457,820
DSW, Inc. Class A	100	2,250
Gap, Inc.	9,000	171,090
Hot Topic, Inc. (a)	16,100	249,550
Jos. A. Bank Clothiers, Inc. (a)(d)	7,000	276,850
Pacific Sunwear of California, Inc. (a)	15,500	370,140
Ross Stores, Inc.	6,000	149,280
The Children’s Place Retail Stores, Inc. (a)	9,000	368,190
TJX Companies, Inc.	6,200	129,642
Urban Outfitters, Inc. (a)	27,700	1,541,782
Volcom, Inc.	100	3,002
Wet Seal, Inc. Class A (a)(d)	70,000	357,700
Zumiez, Inc.	18,900	623,322
		9,431,084

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 26

Common Stocks continued
	Shares	Value (Note 1)

SPECIALTY RETAIL – CONTINUED
Automotive Retail 0.7%
Advance Auto Parts, Inc. (a)	7,000	$426,510
O’Reilly Automotive, Inc. (a)	5,000	137,850
		564,360
Computer & Electronics Retail – 3.8%
Best Buy Co., Inc.	36,900	1,758,654
Circuit City Stores, Inc.	39,100	660,399
Electronics Boutique Holding Corp. (a)	3,000	192,300
GameStop Corp. Class A (a)	10,800	364,500
		2,975,853
Home Improvement Retail – 6.9%
Home Depot, Inc.	92,500	3,729,600
Lowe’s Companies, Inc.	22,600	1,453,406
RONA, Inc. (a)	9,000	182,722
		5,365,728
Specialty Stores – 6.4%
Guitar Center, Inc. (a)	6,000	344,400
Office Depot, Inc. (a)	75,600	2,268,000
OfficeMax, Inc.	23,200	685,560
Staples, Inc.	74,700	1,640,412
		4,938,372

TOTAL SPECIALTY RETAIL		23,275,397

TEXTILES, APPAREL & LUXURY GOODS – 5.2%
Apparel, Accessories & Luxury Goods	5.0%
Carter’s, Inc. (a)	18,500	1,006,585
Coach, Inc. (a)	41,500	1,377,385
Liz Claiborne, Inc.	3,000	123,090
Polo Ralph Lauren Corp. Class A	9,800	485,590
Quiksilver, Inc. (a)	57,600	878,400
		3,871,050
Footwear 0.2%
Skechers U.S.A., Inc. Class A
(sub. vtg.) (a)	10,000	167,000

TOTAL TEXTILES, APPAREL & LUXURY GOODS		4,038,050

TOTAL COMMON STOCKS
(Cost $62,307,763)		76,421,028

Money Market Funds 4.7%
	Shares	Value (Note 1)
Fidelity Securities Lending Cash Central
Fund, 3.61% (b)(c)
(Cost $3,664,825)	3,664,825	$3,664,825
TOTAL INVESTMENT PORTFOLIO 102.7%
(Cost $65,972,588)		80,085,853

NET OTHER ASSETS (2.7)%		(2,095,322)
NET ASSETS 100%		$77,990,531

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Retailing Portfolio Financial Statements

Statement of Assets and Liabilities
		August 31, 2005 (Unaudited)

Assets
Investment in securities, at value (in-
cluding securities loaned of
$3,656,893) (cost $65,972,588)
— See accompanying schedule			$80,085,853
Receivable for investments sold			3,053,948
Receivable for fund shares sold			102,141
Dividends receivable			78,189
Interest receivable			927
Prepaid expenses			105
Other affiliated receivables			201
Other receivables			8,960
Total assets			83,330,324

Liabilities
Payable to custodian bank		$172,002
Payable for investments purchased	.	198,234
Payable for fund shares redeemed	.	1,209,534
Accrued management fee		43,792
Other affiliated payables		36,088
Other payables and accrued
expenses		15,318
Collateral on securities loaned, at
value		3,664,825
Total liabilities			5,339,793

Net Assets			$77,990,531
Net Assets consist of:
Paid in capital			$54,982,730
Accumulated net investment loss			(132,563)
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions			9,027,099
Net unrealized appreciation (de-
preciation) on investments			14,113,265
Net Assets, for 1,497,205 shares
outstanding			$77,990,531
Net Asset Value, offering price and
redemption price per share
($77,990,531 ÷ 1,497,205
shares)			$52.09

Statement of Operations
Six months ended August 31, 2005 (Unaudited)

Investment Income
Dividends		$334,254
Interest		30,111
Security lending		25,757
Total income		390,122

Expenses
Management fee	$280,447
Transfer agent fees	173,310
Accounting and security lending
fees	25,119
Independent trustees’ compensation	242
Custodian fees and expenses	8,101
Registration fees	25,943
Audit	15,128
Legal	169
Miscellaneous	530
Total expenses before reductions	528,989
Expense reductions	(6,816)	522,173

Net investment income (loss)		(132,051)
Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:
Investment securities	9,158,769
Foreign currency transactions	(1,117)
Total net realized gain (loss)		9,157,652
Change in net unrealized appreci-
ation (depreciation) on investment
securities		(4,053,698)
Net gain (loss)		5,103,954
Net increase (decrease) in net as-
sets resulting from operations		$4,971,903

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 28

Statement of Changes in Net Assets
	Six months ended	Year ended
	August 31, 2005	February 28,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (132,051)	$ (17,445)
Net realized gain (loss)	9,157,652	5,780,924
Change in net unrealized appreciation (depreciation)	(4,053,698)	4,918,974
Net increase (decrease) in net assets resulting from operations	4,971,903	10,682,453
Distributions to shareholders from net investment income	—	(26,703)
Distributions to shareholders from net realized gain	(3,847,031)	(1,335,153)
Total distributions	(3,847,031)	(1,361,856)
Share transactions
Proceeds from sales of shares	55,203,064	95,086,571
Reinvestment of distributions	3,698,893	1,310,189
Cost of shares redeemed	(87,420,475)	(87,502,356)
Net increase (decrease) in net assets resulting from share transactions	(28,518,518)	8,894,404
Redemption fees	37,841	45,609
Total increase (decrease) in net assets	(27,355,805)	18,260,610

Net Assets
Beginning of period	105,346,336	87,085,726
End of period (including accumulated net investment loss of $132,563 and accumulated net investment loss of $512,
respectively)	$ 77,990,531	$ 105,346,336

Other Information
Shares
Sold	1,049,234	2,004,688
Issued in reinvestment of distributions	73,889	25,827
Redeemed	(1,696,062)	(1,797,954)
Net increase (decrease)	(572,939)	232,561

Financial Highlights
	Six months ended
	August 31, 2005		Years ended February 28,
	(Unaudited)	2005	2004G	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 50.89	$ 47.39	$ 30.72	$ 41.67	$ 46.34	$ 50.42
Income from Investment Operations
Net investment income (loss)E	(.07)	(.01)	(.19)	(.28)	(.23)	(.25)
Net realized and unrealized gain (loss)	3.14	4.00	16.83	(10.70)	(3.05)	3.15
Total from investment operations	3.07	3.99	16.64	(10.98)	(3.28)	2.90
Distributions from net investment income	—	(.01)	—	—	—	—
Distributions from net realized gain	(1.89)	(.50)	—	—	(1.47)	(7.18)
Total distributions	(1.89)	(.51)	—	—	(1.47)	(7.18)
Redemption fees added to paid in capitalE		02.02	.03	.03	.08	.20
Net asset value, end of period	$ 52.09	$ 50.89	$ 47.39	$ 30.72	$ 41.67	$ 46.34
Total ReturnB,C,D	6.22%	8.47%	54.26%	(26.28)%	(6.85)%	5.77%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.08%A	1.08%	1.31%	1.32%	1.29%	1.36%
Expenses net of voluntary waivers, if any	1.08%A	1.08%	1.31%	1.32%	1.29%	1.36%
Expenses net of all reductions	1.07%A	1.03%	1.28%	1.25%	1.16%	1.29%
Net investment income (loss)	(.27)%A	(.02)%	(.46)%	(.74)%	(.54)%	(.51)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,991	$ 105,346	$ 87,086	$ 63,627	$ 127,194	$ 96,888
Portfolio turnover rate	115%A	94%	85%	149%	280%	278%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. GFor the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Notes to Financial Statements For the period ended August 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Consumer Industries Portfolio, Food and Agriculture Portfolio, Leisure Portfolio, Multimedia Portfolio, and Retailing Portfolio (the funds) are non diversified funds of Fidelity Select Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The funds invest primarily in securities of compa nies whose principal business activities fall within specific industries. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. In addition, each fund intends to calculate a NAV each hour on the hour (until one hour prior to the close of business on the NYSE) under normal business conditions. Each fund’s investments are valued as of these times for the purpose of computing the fund’s hourly NAV. Fidelity may suspend the calculation of one or more hourly NAVs for funds for any period in which prices for a portion of the stocks or securities held by the funds are not readily available.

Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open end investment companies are valued at their net asset value each business day.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Pur chases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the funds are informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Semiannual Report

30

1. Significant Accounting Policies continued Income Tax Information and Distributions to Shareholders continued

Book tax differences are primarily due to short term capital gains, foreign currency transactions, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each fund:

	Cost for Federal			Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation/
	Purposes	Appreciation	Depreciation	(Depreciation)
Consumer Industries Portfolio	$ 35,512,081	$6,233,300	$(1,022,362)	$5,210,938
Food and Agriculture Portfolio	115,982,690	19,722,449	(1,492,265)	18,230,184
Leisure Portfolio	186,303,919	32,025,924	(3,816,563)	28,209,361
Multimedia Portfolio	60,816,218	21,547,857	(1,048,462)	20,499,395
Retailing Portfolio	66,238,981	15,539,779	(1,692,907)	13,846,872

Trading (Redemption) Fees. Shares in the funds held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital. Shareholders are also subject to an additional $7.50 fee for shares exchanged into another Fidelity fund (see Note 4).

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Consumer Industries Portfolio	14,266,660	12,820,022
Food and Agriculture Portfolio	68,161,271	80,084,561
Leisure Portfolio	70,924,871	81,452,777
Multimedia Portfolio	11,306,926	59,774,687
Retailing Portfolio	54,394,141	85,850,415

31 Semiannual Report

Notes to Financial Statements (Unaudited) continued 4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly manage ment fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund’s average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund’s annualized management fee rate expressed as a percentage of each fund’s average net assets was as follows:

	Individual Rate	Group Rate	Total
Consumer Industries Portfolio	30%	.27%	.57%
Food and Agriculture Portfolio	30%	.27%	.57%
Leisure Portfolio	30%	.27%	.57%
Multimedia Portfolio	30%	.27%	.57%
Retailing Portfolio	30%	.27%	.57%

Sales Load. Fidelity Distributors Corporation (FDC), an affiliate of FMR, is the general distributor of the funds. Shares purchased prior to October 12, 1990, were subject to a 1% deferred sales charge upon redemption or exchange to any other Fidelity fund (other than Select funds). Effective July 1, 2005, the deferred sales charge was eliminated. For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Consumer Industries Portfolio	$ 111
Food and Agriculture Portfolio	370
Leisure Portfolio	4,365
Multimedia Portfolio	516
Retailing Portfolio	497

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds’ transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Consumer Industries Portfolio	38%
Food and Agriculture Portfolio	36%
Leisure Portfolio	33%
Multimedia Portfolio	37%
Retailing Portfolio	35%

Accounting and Security Lending Fees. FSC maintains each fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. Certain funds may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR. The Money Market Central Funds do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Money Market Central Funds are noted in the table below:

Income
Distributions
Consumer Industries Portfolio	$ 17,493
Food and Agriculture Portfolio	140,498
Leisure Portfolio	302,580
Multimedia Portfolio	57,956
Retailing Portfolio	105,077

Semiannual Report

32

4. Fees and Other Transactions with Affiliates continued

Exchange Fees. FSC receives the proceeds of $7.50 to cover administrative costs associated with exchanges out of the funds to any other Fidelity Select fund or to any other Fidelity fund. For the period, exchange fees retained by FSC were as follows:

Retained
by FSC
Consumer Industries Portfolio	$ 188
Food and Agriculture Portfolio	2,220
Leisure Portfolio	1,350
Multimedia Portfolio	1,418
Retailing Portfolio	3,398

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Consumer Industries Portfolio	$ 1,063
Food and Agriculture Portfolio	16,793
Leisure Portfolio	4,068
Multimedia Portfolio	895
Retailing Portfolio	9,751

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund’s Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain funds provided services to these funds in addition to trade execution. These services included payments of expenses on behalf of each applicable fund. In addition, through arrangements with each applicable fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund’s expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service	Custody	Transfer Agent
	Arrangements	expense reduction	expense reduction
Consumer Industries Portfolio	$ 4,163	$2	$236
Food and Agriculture Portfolio	13,241	68	228
Leisure Portfolio	35,683	—	436
Multimedia Portfolio	15,224	—	34
Retailing Portfolio	6,788	—	28

8. Other.

The funds’ organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

33 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Select Consumer Industries
Select Food and Agriculture
Select Leisure
Select Multimedia
Select Retailing

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to each fund and its shareholders by Fidelity (including the investment performance of each fund); (2) the competitiveness of the man agement fee and total expenses of each fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (4) the extent to which economies of scale would be realized as each fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the backgrounds of the funds’ portfolio managers and the funds’ investment objectives and disciplines. The independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Invest ment Advisers’ investment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitor ing of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, each fund’s compliance policies and procedures.

Semiannual Report

34

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market informa tion through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund’s absolute investment performance, as well as each fund’s relative investment performance measured against (i) a proprietary custom index (or a Goldman Sachs index that reflects the market sector in which the fund invests, in the case of Select Consumer Industries), and (ii) a peer group of mutual funds over multiple periods. For each fund, the following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the fund’s returns, the returns of a proprietary custom index (or a Goldman Sachs index, in the case of Select Consumer Industries) (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund. For each fund (other than Select Consumer Indus tries), the fund’s proprietary custom index is an index developed and periodically revised by FMR that is a market capitalization weighted index of securities that meet the fund’s 80% name test.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the fourth quartile for the one , three , and five year periods. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds that focus on different industries and sectors than the fund. The Board also stated that the relative investment performance of the fund was lower than its benchmark over time. In the absence of a meaningful peer group comparison for the fund and in consideration of the fund’s exposure to a narrow market sector, the Board focused its review on the fund’s relative investment performance measured against its benchmark. In light of that comparison, the Board discussed with FMR actions to be taken by FMR to improve the fund’s below benchmark performance.

35 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for the one year period, the third quartile for the three year period, and the first quartile for the five year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds that focus on different industries and sectors than the fund. The Board also stated that the relative investment performance of the fund was lower than its bench mark for certain periods, although the one year cumulative total return of the fund compared favorably to its benchmark.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for the one and three year periods and the fourth quartile for the five year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds that focus on different industries and sectors than the fund. The Board also stated that the relative investment performance of the fund has compared favorably to its benchmark over time.

Semiannual Report

36

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the fourth quartile for the one and five year periods and the second quartile for the three year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds that focus on different industries and sectors than the fund. The Board also stated that the relative investment performance of the fund has compared favorably to its benchmark over time, although the fund’s one year cumulative total return was lower than its benchmark.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for the one year period and the third quartile for the three and five year periods. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds that focus on different industries and sectors than the fund. The Board also stated that the relative investment performance of the fund was lower than its benchmark over time. In the absence of a meaningful peer group comparison for the fund and in consideration of the fund’s exposure to a narrow market sector, the Board focused its review on the fund’s relative investment performance measured against its benchmark. In light of that comparison, the Board discussed with FMR actions to be taken by FMR to improve the fund’s below benchmark performance.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

37 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit each fund’s shareholders, particularly in light of the Board’s view that each fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board’s management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund’s. For example, a TMG % of 19% would mean that 81% of the funds in the Total Mapped Group had higher management fees than a fund. The “Asset Size Peer Group” (ASPG) compari son focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which a fund’s management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

38

Select Food and Agriculture

Historical Management Fees vs. Competitive Medians (BP):

Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
Select Food and Agriculture
85 95 58
95 97 58
88 100 58
83 95 58
85 98 57
Mar-01
Dec-01
Dec-02
Dec-03
Dec-04

TMG %	7%	4%	8%	9%	11%
Funds/Classes	256	346	372	347	330
ASPG Quadrant	1st	1st	1st	1st	1st

Select Leisure

Historical Management Fees vs. Competitive Medians (BP):

Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
Select Leisure
85 86 58
95 96 58
88 96 58
83 96 58
85 98 57
Mar-01
Dec-01
Dec-02
Dec-03
Dec-04

TMG %	7%	4%	8%	9%	11%
Funds/Classes	256	346	372	347	330
ASPG Quadrant	1st	1st	1st	1st	1st

Select Multimedia

Historical Management Fees vs. Competitive Medians (BP):

Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
Select Multimedia
85 86 58
95 99 58
88 100 59
83 96 58
85 98 58
Mar-01
Dec-01
Dec-02
Dec-03
Dec-04

TMG %	7%	4%	21%	9%	19%
Funds/Classes	256	346	372	347	330
ASPG Quadrant	1st	1st	1st	1st	1st

39 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that each fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Based on its review, the Board concluded that each fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund’s total expenses, the Board considered the fund’s management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund’s total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund’s total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the busi ness of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggre gate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After consider ing PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the funds’ business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Semiannual Report

40

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in each fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that each fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s management increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particu lar fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the exist ing advisory fee structures are fair and reasonable, and that each fund’s existing Advisory Contracts should be renewed.

41 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub-Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K. Limited)
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
Brown Brothers Harriman & Co.
Boston, MA
Corporate Headquarters
82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection
Mutual Fund 24 Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-8888
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®)	(automated phone logo) 1-800-544-5555

(automated phone logo) Automated line for quickest service

SELCON USAN 1005 1.813636.100

Fidelity®
Select Portfolios®
Cyclicals Sector
Air Transportation
Automotive
Chemicals
Construction and Housing
Cyclical Industries
Defense and Aerospace
Environmental
Industrial Equipment
Industrial Materials
Transportation

Semiannual Report August 31, 2005

Contents

Shareholder Expense Example	3
Fund Updates*
Cyclicals Sector
Air Transportation	5
Automotive	9
Chemicals	14
Construction and Housing	19
Cyclical Industries	24
Defense and Aerospace	31
Environmental	35
Industrial Equipment	40
Industrial Materials	45
Transportation	50
Notes to Financial Statements	55
Board Approval of Investment	60
Advisory Contracts and
Management Fees

* Fund updates for each Select Portfolio include: Investment Changes, Investments, and Financial Statements.

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) website at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washing ton, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, redemption fees, exchange fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2005 to August 31, 2005).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	March 1, 2005
	March 1, 2005	August 31, 2005	to August 31, 2005
Air Transportation Portfolio
Actual	$1,000.00	$1,090.10	$6.37
HypotheticalA	$1,000.00	$1,019.11	$6.16
Automotive Portfolio
Actual	$1,000.00	$1,054.50	$6.47
HypotheticalA	$1,000.00	$1,018.90	$6.36
Chemicals Portfolio
Actual	$1,000.00	$933.60	$5.12
HypotheticalA	$1,000.00	$1,019.91	$5.35
Construction and Housing Portfolio
Actual	$1,000.00	$1,053.40	$5.59
HypotheticalA	$1,000.00	$1,019.76	$5.50
Cyclical Industries Portfolio
Actual	$1,000.00	$1,034.40	$5.74
HypotheticalA	$1,000.00	$1,019.56	$5.70
Defense and Aerospace Portfolio
Actual	$1,000.00	$1,113.10	$5.27
HypotheticalA	$1,000.00	$1,020.21	$5.04
Environmental Portfolio
Actual	$1,000.00	$1,131.90	$6.72
HypotheticalA	$1,000.00	$1,018.90	$6.36
Industrial Equipment Portfolio
Actual	$1,000.00	$1,022.40	$5.40
HypotheticalA	$1,000.00	$1,019.86	$5.40
Industrial Materials Portfolio
Actual	$1,000.00	$981.00	$5.34
HypotheticalA	$1,000.00	$1,019.81	$5.45
Transportation Portfolio
Actual	$1,000.00	$1,017.80	$5.90
HypotheticalA	$1,000.00	$1,019.36	$5.90
A 5% return per year before expenses
33 Semiannual Report

Shareholder Expense Example continued

* Expenses are equal to each Fund’s annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Air Transportation Portfolio	1.21%
Automotive Portfolio	1.25%
Chemicals Portfolio	1.05%
Construction and Housing Portfolio	1.08%
Cyclical Industries Portfolio	1.12%
Defense and Aerospace Portfolio	0.99%
Environmental Portfolio	1.25%
Industrial Equipment Portfolio	1.06%
Industrial Materials Portfolio	1.07%
Transportation Portfolio	1.16%

Semiannual Report

4

Air Transportation Portfolio Investment Changes

Top Ten Stocks as of August 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Precision Castparts Corp.	6.7	6.1
Rockwell Collins, Inc.	6.5	6.8
FedEx Corp.	5.7	4.2
Expeditors International of
Washington, Inc.	5.5	4.9
The Boeing Co.	5.4	5.7
Lockheed Martin Corp.	4.1	6.0
General Dynamics Corp.	3.9	5.8
JetBlue Airways Corp.	3.5	3.6
Harris Corp.	3.4	0.5
Forward Air Corp.	3.3	3.1
	48.0

* Includes short term investments and net other assets.

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

5 Semiannual Report

Air Transportation Portfolio Investments August 31, 2005 (Unaudited) Showing Percentage of Net Assets

Common Stocks 93.3%
	Shares	Value (Note 1)

AEROSPACE & DEFENSE – 41.8%
Aerospace & Defense 41.8%
Bombardier, Inc. Class B (sub. vtg.)	311,700	$827,139
General Dynamics Corp.	12,900	1,478,211
Goodrich Corp.	19,700	902,654
Hexcel Corp. (a)	44,100	857,745
Honeywell International, Inc.	21,000	803,880
L 3 Communications Holdings, Inc.	4,800	393,024
Lockheed Martin Corp.	24,900	1,549,776
Orbital Sciences Corp. (a)	60,200	721,196
Precision Castparts Corp.	26,500	2,562,019
Raytheon Co.	12,900	505,938
Rockwell Collins, Inc.	51,300	2,469,069
The Boeing Co.	30,600	2,050,812
United Technologies Corp.	16,400	820,000
		15,941,463

AIR FREIGHT & LOGISTICS – 24.7%
Air Freight & Logistics – 24.7%
C.H. Robinson Worldwide, Inc.	11,700	722,475
Dynamex, Inc. (a)	9,400	169,200
EGL, Inc. (a)	42,363	1,062,888
Expeditors International of Washington,
Inc.	37,500	2,081,625
FedEx Corp.	26,900	2,190,736
Forward Air Corp.	36,100	1,273,608
Hub Group, Inc. Class A (a)	28,600	922,350
United Parcel Service, Inc. Class B	5,200	368,628
UTI Worldwide, Inc.	8,400	633,864
		9,425,374

AIRLINES – 19.0%
Airlines 19.0%
AirTran Holdings, Inc. (a)	70,300	726,199
Alaska Air Group, Inc. (a)	15,200	512,544
America West Holding Corp.
Class B (a)(d)	19,800	139,392
AMR Corp. (a)(d)	73,300	922,847
Continental Airlines, Inc. Class B (a)(d)	39,200	524,104
Delta Air Lines, Inc. (a)(d)	205,500	238,380
ExpressJet Holdings, Inc. Class A (a)	10,900	103,659
Frontier Airlines, Inc. (a)	20,200	219,170
JetBlue Airways Corp. (a)(d)	69,775	1,329,214
Mesa Air Group, Inc. (a)(d)	18,000	142,200
Northwest Airlines Corp. (a)(d)	49,300	247,979
Republic Airways Holdings, Inc. (a)	5,100	68,442
Ryanair Holdings PLC sponsored ADR (a)	18,600	851,694
SkyWest, Inc.	16,700	395,957
Southwest Airlines Co.	21,825	290,709
WestJet Airlines Ltd. (a)	55,050	514,768
		7,227,258

	Shares	Value (Note 1)

COMMUNICATIONS EQUIPMENT – 3.4%
Communications Equipment – 3.4%
Harris Corp.	33,100	$ 1,277,991
ENERGY EQUIPMENT & SERVICES 0.2%
Oil & Gas Equipment & Services – 0.2%
Hornbeck Offshore Services, Inc. (a)	2,400	85,200
MARINE 0.1%
Marine – 0.1%
Alexander & Baldwin, Inc.	1,000	52,410
DryShips, Inc.	200	3,196
		55,606

METALS & MINING – 4.0%
Diversified Metals & Mining – 4.0%
RTI International Metals, Inc. (a)	25,800	894,744
Titanium Metals Corp. (a)(d)	9,700	641,849
		1,536,593

OIL, GAS & CONSUMABLE FUELS 0.1%
Oil & Gas Storage & Transport 0.1%
Ship Finance International Ltd. (NY
Shares)	1,618	33,250
TOTAL COMMON STOCKS
(Cost $27,660,949)		35,582,735

Money Market Funds 16.6%

Fidelity Cash Central Fund, 3.6% (b) .	2,620,598	2,620,598
Fidelity Securities Lending Cash
Central Fund, 3.61% (b)(c)	3,726,300	3,726,300
TOTAL MONEY MARKET FUNDS
(Cost $6,346,898)		6,346,898

TOTAL INVESTMENT PORTFOLIO	109.9%
(Cost $34,007,847)		41,929,633

NET OTHER ASSETS (9.9)%		(3,785,802)
NET ASSETS 100%		$38,143,831

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 6

Air Transportation Portfolio Financial Statements

Statement of Assets and Liabilities
	August 31, 2005 (Unaudited)

Assets
Investment in securities, at value (in-
cluding securities loaned of
$3,590,653) (cost $34,007,847)
— See accompanying schedule		$41,929,633
Receivable for fund shares sold		176,900
Dividends receivable		29,785
Interest receivable		4,814
Prepaid expenses		44
Other affiliated receivables		97
Other receivables		5,738
Total assets		42,147,011

Liabilities
Payable for fund shares redeemed .	$231,638
Accrued management fee	17,460
Other affiliated payables	13,207
Other payables and accrued
expenses	14,575
Collateral on securities loaned, at
value	3,726,300
Total liabilities		4,003,180

Net Assets		$38,143,831
Net Assets consist of:
Paid in capital		$28,935,538
Accumulated net investment loss		(31,488)
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions		1,317,995
Net unrealized appreciation (de-
preciation) on investments		7,921,786
Net Assets, for 1,047,159 shares
outstanding		$38,143,831
Net Asset Value, offering price and
redemption price per share
($38,143,831 ÷ 1,047,159
shares)		$36.43

Statement of Operations
Six months ended August 31, 2005 (Unaudited)

Investment Income
Dividends		$129,569
Interest		15,084
Security lending		41,090
Total income		185,743

Expenses
Management fee	$101,527
Transfer agent fees	69,638
Accounting and security lending
fees	9,282
Independent trustees’ compensation	77
Custodian fees and expenses	4,041
Registration fees	15,312
Audit	14,940
Legal	51
Miscellaneous	220
Total expenses before reductions	215,088
Expense reductions	(4,556)	210,532

Net investment income (loss)		(24,789)
Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:
Investment securities	1,323,637
Foreign currency transactions	391
Total net realized gain (loss)		1,324,028
Change in net unrealized appreci-
ation (depreciation) on investment
securities		1,518,116
Net gain (loss)		2,842,144
Net increase (decrease) in net as-
sets resulting from operations		$2,817,355

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Air Transportation Portfolio Financial Statements - continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	August 31, 2005	February 28,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(24,789)	$80,186
Net realized gain (loss)	1,324,028	1,794,710
Change in net unrealized appreciation (depreciation)	1,518,116	1,673,873
Net increase (decrease) in net assets resulting from operations	2,817,355	3,548,769
Distributions to shareholders from net investment income	(11,079)	(75,768)
Distributions to shareholders from net realized gain	(33,236)	(413,778)
Total distributions	(44,315)	(489,546)
Share transactions
Proceeds from sales of shares	14,156,710	38,746,570
Reinvestment of distributions	42,286	467,993
Cost of shares redeemed	(14,131,263)	(41,752,504)
Net increase (decrease) in net assets resulting from share transactions	67,733	(2,537,941)
Redemption fees	10,947	47,025
Total increase (decrease) in net assets	2,851,720	568,307

Net Assets
Beginning of period	35,292,111	34,723,804
End of period (including accumulated net investment loss of $31,488 and undistributed net investment income of
$10,488, respectively)	$38,143,831	$35,292,111

Other Information
Shares
Sold	409,055	1,226,404
Issued in reinvestment of distributions	1,295	15,318
Redeemed	(418,050)	(1,342,761)
Net increase (decrease)	(7,700)	(101,039)

Financial Highlights
	Six months ended
	August 31, 2005		Years ended February 28,
	(Unaudited)	2005	2004G	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 33.46	$ 30.04	$ 19.58	$ 32.96	$ 35.48	$ 26.45
Income from Investment Operations
Net investment income (loss)E	(.02)	.07	(.13)	(.19)	(.08)	(.04)
Net realized and unrealized gain (loss)	3.02	3.73	10.55	(12.99)	(.88)	12.62
Total from investment operations	3.00	3.80	10.42	(13.18)	(.96)	12.58
Distributions from net investment income	(.01)	(.06)	—	—	—	—
Distributions from net realized gain	(.03)	(.36)	—	(.24)	(1.61)	(3.68)
Total distributions	(.04)	(.42)	—	(.24)	(1.61)	(3.68)
Redemption fees added to paid in capitalE		01.04	.04	.04	.05	.13
Net asset value, end of period	$ 36.43	$ 33.46	$ 30.04	$ 19.58	$ 32.96	$ 35.48
Total ReturnB,C,D	9.01%	12.92%	53.42%	(40.16)%	(2.38)%	50.37%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.21%A	1.23%	1.49%	1.63%	1.43%	1.34%
Expenses net of voluntary waivers, if any	1.21%A	1.23%	1.49%	1.63%	1.43%	1.34%
Expenses net of all reductions	1.18%A	1.21%	1.42%	1.58%	1.38%	1.30%
Net investment income (loss)	(.14)%A	.22%	(.47)%	(.73)%	(.24)%	(.11)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,144	$ 35,292	$ 34,724	$ 23,440	$ 67,087	$ 47,952
Portfolio turnover rate	52%A	71%	140%	56%	117%	198%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. GFor the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 8

Automotive Portfolio Investment Changes

Top Ten Stocks as of August 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Toyota Motor Corp.	7.7	11.7
Johnson Controls, Inc.	7.4	10.2
Harman International Industries,
Inc.	6.6	3.4
Delphi Corp.	6.2	0.0
Honda Motor Co. Ltd. sponsored
ADR	5.1	3.1
BorgWarner, Inc.	4.7	6.5
Nissan Motor Co. Ltd. sponsored
ADR	4.6	2.6
Hyundai Motor Co.	4.3	7.0
XM Satellite Radio Holdings, Inc.
Class A	3.6	2.7
Lear Corp.	3.4	0.8
	53.6

* Includes short term investments and net other assets.

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

9 Semiannual Report

Automotive Portfolio Investments August 31, 2005 (Unaudited) Showing Percentage of Net Assets

Common Stocks 97.2%
	Shares	Value (Note 1)

AEROSPACE & DEFENSE – 0.2%
Aerospace & Defense – 0.2%
Honeywell International, Inc.	1,600	$61,248
AIR FREIGHT & LOGISTICS – 0.2%
Air Freight & Logistics – 0.2%
Park Ohio Holdings Corp. (a)	3,400	64,532
AUTO COMPONENTS – 37.9%
Auto Parts & Equipment 35.0%
American Axle & Manufacturing
Holdings, Inc.	39,800	1,033,208
Amerigon, Inc. (a)	107,200	498,480
Autoliv, Inc.	3,900	173,550
Bharat Forge Ltd.	40,181	296,988
BorgWarner, Inc.	27,300	1,595,958
Delphi Corp.	381,200	2,115,660
Denso Corp. sponsored ADR	200	20,201
Gentex Corp.	66,000	1,129,920
Johnson Controls, Inc.	41,990	2,518,560
Kalyani Brakes Ltd.	2,088	37,771
Lear Corp.	30,300	1,142,310
LKQ Corp. (a)	4,100	128,248
Midas, Inc. (a)	7,700	162,470
Motherson Sumi Systems Ltd.	367	690
Quantum Fuel Systems Technologies
Worldwide, Inc. (a)(d)	20,400	95,064
Sona Koyo Steering Systems Ltd.	19,200	30,703
Superior Industries International, Inc.	2,200	48,950
Tenneco Automotive, Inc. (a)	9,400	170,422
TRW Automotive Holdings Corp. (a)	23,200	680,920
		11,880,073
Tires & Rubber 2.9%
Continental AG	6,000	474,909
Goodyear Tire & Rubber Co. (a)	19,900	334,320
Nokian Tyres Ltd.	8,310	176,972
		986,201

TOTAL AUTO COMPONENTS		12,866,274

AUTOMOBILES – 23.7%
Automobile Manufacturers – 23.3%
Bayerische Motoren Werke AG (BMW) .	500	22,468
DaimlerChrysler AG	900	46,512
Ford Motor Co.	1,600	15,952
General Motors Corp.	200	6,838
Honda Motor Co. Ltd. sponsored ADR	63,700	1,714,804
Hyundai Motor Co.	21,260	1,447,358
Maruti Udyog Ltd.	26,631	284,397
Monaco Coach Corp.	1,400	21,518
National R.V. Holdings, Inc. (a)	2,100	12,621
Nissan Motor Co. Ltd. sponsored ADR (d)	74,300	1,566,987
Renault SA	900	79,676

	Shares	Value (Note 1)
Toyota Motor Corp.	64,000	$ 2,623,362
Winnebago Industries, Inc.	2,900	88,363
		7,930,856
Motorcycle Manufacturers – 0.4%
Bajaj Auto Ltd.	4,305	138,112
TOTAL AUTOMOBILES		8,068,968

BUILDING PRODUCTS – 0.3%
Building Products – 0.3%
Quixote Corp.	4,300	98,943
COMMERCIAL SERVICES & SUPPLIES 1.0%
Diversified Commercial & Professional Services 1.0%
Adesa, Inc.	6,600	150,480
Copart, Inc. (a)	7,200	177,768
		328,248

CONTAINERS & PACKAGING 0.2%
Metal & Glass Containers 0.2%
Myers Industries, Inc.	5,400	66,420
DISTRIBUTORS – 2.4%
Distributors 2.4%
Genuine Parts Co.	18,100	829,342
DIVERSIFIED CONSUMER SERVICES – 0.4%
Education Services 0.4%
Universal Technical Institute, Inc. (a)	3,800	121,638
ELECTRICAL EQUIPMENT – 0.7%
Electrical Components & Equipment – 0.7%
Energy Conversion Devices, Inc. (a)	2,200	76,362
Hoku Scientific, Inc.	26,600	170,240
		246,602

ELECTRONIC EQUIPMENT & INSTRUMENTS – 0.9%
Electronic Equipment & Instruments – 0.9%
Iteris, Inc. (a)	89,000	289,250
Nestor, Inc. (a)	3,400	21,590
		310,840

HOTELS, RESTAURANTS & LEISURE – 0.5%
Leisure Facilities 0.5%
International Speedway Corp. Class A	3,100	173,817
HOUSEHOLD DURABLES – 6.6%
Consumer Electronics – 6.6%
Harman International Industries, Inc.	21,700	2,243,780
LEISURE EQUIPMENT & PRODUCTS – 3.9%
Leisure Products 3.9%
Brunswick Corp.	21,600	950,400
MarineMax, Inc. (a)	9,700	275,577
RC2 Corp. (a)	2,900	112,665
		1,338,642

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 10

Common Stocks continued
	Shares	Value (Note 1)

MACHINERY – 6.3%
Construction & Farm Machinery & Heavy Trucks – 4.9%
Caterpillar, Inc.	1,500	$83,235
Cummins, Inc.	6,400	553,408
Federal Signal Corp.	3,500	59,850
Oshkosh Truck Co.	6,300	252,693
PACCAR, Inc.	9,625	674,520
Tata Motors Ltd. sponsored ADR	5,000	51,700
		1,675,406
Industrial Machinery – 1.4%
Danaher Corp.	800	42,848
Eaton Corp.	6,500	415,480
		458,328

TOTAL MACHINERY		2,133,734

MEDIA – 3.6%
Broadcasting & Cable TV – 3.6%
XM Satellite Radio Holdings, Inc.
Class A (a)	34,400	1,212,600
REAL ESTATE 0.2%
Real Estate Investment Trusts 0.2%
Capital Automotive (REIT) (SBI)	2,200	78,914
SOFTWARE 2.3%
Application Software 2.3%
NAVTEQ Corp.	16,500	767,910
SPECIALTY RETAIL – 5.9%
Automotive Retail 5.9%
Advance Auto Parts, Inc. (a)	6,500	396,045
Asbury Automotive Group, Inc. (a)	11,200	191,072
AutoNation, Inc. (a)	27,400	570,194
AutoZone, Inc. (a)	500	47,250
Group 1 Automotive, Inc. (a)	900	26,640
Lithia Motors, Inc. Class A (sub. vtg.)	1,200	35,628
Monro Muffler Brake, Inc.	6,400	190,912
O’Reilly Automotive, Inc. (a)	1,800	49,626
Sonic Automotive, Inc. Class A (sub. vtg.)	8,245	193,345
The Pep Boys – Manny, Moe & Jack	10,000	130,600
United Auto Group, Inc.	5,400	182,250
		2,013,562

TOTAL COMMON STOCKS
(Cost $31,745,772)		33,026,014

Nonconvertible Preferred Stocks 0.2%

AUTOMOBILES – 0.2%
Automobile Manufacturers – 0.2%
Porsche AG (non vtg.)
(Cost $62,632)	87	67,848

Money Market Funds 16.8%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 3.6% (b) .	4,843,806	$4,843,806
Fidelity Securities Lending Cash
Central Fund, 3.61% (b)(c)	852,500	852,500
TOTAL MONEY MARKET FUNDS
(Cost $5,696,306)		5,696,306
TOTAL INVESTMENT PORTFOLIO	114.2%
(Cost $37,504,710)		38,790,168

NET OTHER ASSETS (14.2)%		(4,827,238)
NET ASSETS 100%		$33,962,930

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	73.2%
Japan	17.5%
Korea (South)	4.3%
India	2.5%
Germany	1.8%
Others (individually less than 1%)	0.7%
100.0%

Income Tax Information

At February 28, 2005, the fund had a capital loss carryforward of approximately $4,780,449 of which $989,855, $947,164, $1,663,938 and $1,179,492 will expire on February 29, 2008, and February 28, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Automotive Portfolio Financial Statements

Statement of Assets and Liabilities
		August 31, 2005 (Unaudited)

Assets
Investment in securities, at value (in-
cluding securities loaned of
$836,250) (cost $37,504,710) —
See accompanying schedule			$38,790,168
Receivable for fund shares sold			4,963,399
Dividends receivable			12,293
Interest receivable			3,020
Prepaid expenses			20
Other affiliated receivables			1,521
Other receivables			436
Total assets			43,770,857

Liabilities
Payable for investments purchased	. $	7,503,722
Payable for fund shares redeemed	.	1,405,432
Accrued management fee		14,035
Other affiliated payables		7,462
Other payables and accrued
expenses		24,776
Collateral on securities loaned, at
value		852,500
Total liabilities			9,807,927

Net Assets			$33,962,930
Net Assets consist of:
Paid in capital			$36,913,789
Undistributed net investment income			426
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions			(4,233,215)
Net unrealized appreciation (de-
preciation) on investments and as-
sets and liabilities in foreign
currencies			1,281,930
Net Assets, for 944,365 shares
outstanding			$33,962,930
Net Asset Value, offering price and
redemption price per share
($33,962,930 ÷ 944,365 shares)			$35.96

Statement of Operations
Six months ended August 31, 2005 (Unaudited)

Investment Income
Dividends		$98,128
Interest		7,013
Security lending		2,653
Total income		107,794

Expenses
Management fee	$49,920
Transfer agent fees	35,392
Accounting and security lending
fees	4,435
Independent trustees’ compensation	13
Custodian fees and expenses	14,142
Registration fees	12,692
Audit	17,123
Legal	27
Miscellaneous	108
Total expenses before reductions	133,852
Expense reductions	(26,872)	106,980

Net investment income (loss)		814
Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:
Investment securities (net of for-
eign taxes of $1,058)	663,986
Foreign currency transactions	(2,719)
Total net realized gain (loss)		661,267
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities (net of in-
crease in deferred foreign taxes
of $2,504)	460,229
Assets and liabilities in foreign
currencies	2,693
Total change in net unrealized ap-
preciation (depreciation)		462,922
Net gain (loss)		1,124,189
Net increase (decrease) in net as-
sets resulting from operations		$1,125,003

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 12

Statement of Changes in Net Assets
	Six months ended	Year ended
	August 31, 2005	February 28,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$814	$(65,367)
Net realized gain (loss)	661,267	2,601,719
Change in net unrealized appreciation (depreciation)	462,922	(2,139,135)
Net increase (decrease) in net assets resulting from operations	1,125,003	397,217
Share transactions
Proceeds from sales of shares	23,613,062	21,661,231
Cost of shares redeemed	(7,736,504)	(26,565,508)
Net increase (decrease) in net assets resulting from share transactions	15,876,558	(4,904,277)
Redemption fees	7,074	23,140
Total increase (decrease) in net assets	17,008,635	(4,483,920)

Net Assets
Beginning of period	16,954,295	21,438,215
End of period (including undistributed net investment income of $426 and accumulated net investment loss of $388,
respectively)	$33,962,930	$16,954,295

Other Information
Shares
Sold	673,309	660,054
Redeemed	(226,123)	(825,418)
Net increase (decrease)	447,186	(165,364)

Financial Highlights
	Six months ended
	August 31, 2005		Years ended February 28,
	(Unaudited)	2005	2004G	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 34.10	$ 32.36	$ 21.27	$ 25.93	$ 20.80	$ 19.23
Income from Investment Operations
Net investment income (loss)E	—H	(.11)	(.22)	(.13)	(.05)	(.14)
Net realized and unrealized gain (loss)	1.85	1.81	11.29	(4.59)	5.10	1.65
Total from investment operations	1.85	1.70	11.07	(4.72)	5.05	1.51
Redemption fees added to paid in capitalE		01.04	.02	.06	.08	.06
Net asset value, end of period	$ 35.96	$ 34.10	$ 32.36	$ 21.27	$ 25.93	$ 20.80
Total ReturnB,C,D	5.45%	5.38%	52.14%	(17.97)%	24.66%	8.16%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.52%A	1.64%	1.78%	1.71%	1.90%	2.44%
Expenses net of voluntary waivers, if any	1.25%A	1.58%	1.78%	1.71%	1.90%	2.44%
Expenses net of all reductions	1.21%A	1.56%	1.77%	1.68%	1.87%	2.43%
Net investment income (loss)	01%A	(.34)%	(.77)%	(.52)%	(.20)%	(.65)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,963	$ 16,954	$ 21,438	$ 15,241	$ 27,688	$ 11,080
Portfolio turnover rate	87%A	188%	125%	217%	180%	166%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. GFor the year ended Febru ary 29. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Chemicals Portfolio Investment Changes

Top Ten Stocks as of August 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Chemtura Corp.	7.2	0.9
Air Products & Chemicals, Inc.	6.4	5.6
FMC Corp.	6.2	1.8
Monsanto Co.	5.6	5.7
Rohm & Haas Co.	5.6	3.8
Praxair, Inc.	5.2	5.1
Dow Chemical Co.	5.2	3.8
Lyondell Chemical Co.	4.7	10.4
3M Co.	4.0	2.5
Celanese Corp. Class A	3.4	0.0
	53.5

* Includes short term investments and net other assets.

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report 14

Chemicals Portfolio Investments August 31, 2005 (Unaudited) Showing Percentage of Net Assets

Common Stocks 99.7%
	Shares	Value (Note 1)

CHEMICALS – 88.8%
Commodity Chemicals – 19.0%
Celanese Corp. Class A	324,600	$ 5,982,378
Georgia Gulf Corp.	160,400	4,475,160
Lyondell Chemical Co.	320,623	8,272,073
NL Industries, Inc.	73,000	1,034,410
NOVA Chemicals Corp.	91,800	2,933,300
Pioneer Companies, Inc. (a)	236,800	5,238,016
Spartech Corp.	99,100	1,897,765
Thai Olefins PCL	4,000	5,725
Westlake Chemical Corp.	124,100	3,412,750
		33,251,577
Diversified Chemicals 17.1%
Ashland, Inc.	58,500	3,556,215
BASF AG sponsored ADR	9,800	691,292
Dow Chemical Co.	209,600	9,054,720
E.I. du Pont de Nemours & Co.	500	19,785
Eastman Chemical Co.	120,100	5,761,197
Engelhard Corp.	1,100	31,295
FMC Corp. (a)	189,057	10,768,687
PPG Industries, Inc.	200	12,596
Solutia, Inc. (a)	31,700	25,360
		29,921,147
Fertilizers & Agricultural Chemicals 12.8%
Agrium, Inc.	79,500	1,714,502
Monsanto Co.	154,200	9,844,128
Mosaic Co. (a)	310,500	5,014,575
Potash Corp. of Saskatchewan	12,490	1,371,001
Syngenta AG sponsored ADR	52,000	1,107,080
Terra Industries, Inc. (a)	1,400	10,220
The Scotts Co. Class A	39,500	3,238,210
		22,299,716
Industrial Gases 13.4%
Air Products & Chemicals, Inc.	203,100	11,251,740
Airgas, Inc.	104,400	2,936,772
L’Air Liquide SA	1,500	260,774
Praxair, Inc.	187,560	9,059,148
		23,508,434
Specialty Chemicals – 26.5%
A. Schulman, Inc.	11,800	214,878
Albemarle Corp.	118,400	4,299,104
Arch Chemicals, Inc.	43,750	1,083,250
Chemtura Corp.	737,273	12,651,607
Cytec Industries, Inc.	68,700	3,270,120
DSM NV	6,700	519,155
Ecolab, Inc.	10,300	339,900
Ferro Corp.	78,200	1,484,236
H.B. Fuller Co.	74,629	2,448,577

	Shares	Value (Note 1)
International Flavors & Fragrances, Inc.	600	$21,660
Lubrizol Corp.	140,000	5,789,000
Minerals Technologies, Inc.	30,600	1,865,070
OMNOVA Solutions, Inc. (a)	36,000	169,200
PolyOne Corp. (a)	170,300	1,156,337
Rhodia SA (a)(d)	464,300	882,230
Rockwood Holdings, Inc.	10,000	194,000
Rohm & Haas Co.	226,600	9,836,706
RPM International, Inc.	1,800	34,110
Valspar Corp.	3,900	188,409
		46,447,549

TOTAL CHEMICALS		155,428,423

FOOD PRODUCTS – 1.4%
Agricultural Products – 1.4%
Bunge Ltd.	14,200	833,824
Corn Products International, Inc.	72,200	1,625,944
		2,459,768

INDUSTRIAL CONGLOMERATES 4.0%
Industrial Conglomerates 4.0%
3M Co.	98,400	7,001,160
MACHINERY – 0.3%
Industrial Machinery – 0.3%
Pall Corp.	18,600	531,960
MARINE 3.3%
Marine – 3.3%
Camillo Eitzen & Co. ASA	3,000	36,218
Odfjell ASA (A Shares)	140,450	3,281,130
Stolt Nielsen SA	65,000	2,512,151
		5,829,499

METALS & MINING – 0.4%
Diversified Metals & Mining – 0.4%
Compass Minerals International, Inc.	29,200	718,612
OIL, GAS & CONSUMABLE FUELS 0.2%
Oil & Gas Refining & Marketing – 0.2%
Nippon Oil Corp.	29,000	234,257
Oil & Gas Storage & Transport 0.0%
Titan Petrochemicals Group Ltd.	200,000	17,757

TOTAL OIL, GAS & CONSUMABLE FUELS		252,014

SPECIALTY RETAIL – 0.4%
Home Improvement Retail – 0.4%
Sherwin Williams Co.	14,800	686,128
TRADING COMPANIES & DISTRIBUTORS – 0.9%
Trading Companies & Distributors – 0.9%
UAP Holding Corp.	94,600	1,623,336
TOTAL COMMON STOCKS
(Cost $151,121,282)		174,530,900

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Chemicals Portfolio Investments (Unaudited) - continued

Money Market Funds 0.5%
	Shares	Value (Note 1)
Fidelity Securities Lending Cash
Central Fund, 3.61% (b)(c)
(Cost $926,100)	926,100	$926,100
TOTAL INVESTMENT PORTFOLIO	100.2%
(Cost $152,047,382)		175,457,000

NET OTHER ASSETS (0.2)%		(385,923)
NET ASSETS 100%		$175,071,077

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 16

Chemicals Portfolio Financial Statements

Statement of Assets and Liabilities
		August 31, 2005 (Unaudited)

Assets
Investment in securities, at value (in-
cluding securities loaned of
$879,367) (cost $152,047,382)
— See accompanying schedule			$175,457,000
Receivable for investments sold			2,861,734
Receivable for fund shares sold			175,653
Dividends receivable			322,243
Interest receivable			3,615
Prepaid expenses			100
Other affiliated receivables			736
Other receivables			14,270
Total assets			178,835,351

Liabilities
Payable to custodian bank		$409,645
Payable for investments purchased	.	71,871
Payable for fund shares redeemed	.	2,171,683
Accrued management fee		94,993
Other affiliated payables		69,621
Other payables and accrued
expenses		20,361
Collateral on securities loaned, at
value		926,100
Total liabilities			3,764,274

Net Assets			$175,071,077
Net Assets consist of:
Paid in capital			$151,315,615
Undistributed net investment income			1,004,551
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions			(659,136)
Net unrealized appreciation
(depreciation) on investments and
assets and liabilities in foreign
currencies			23,410,047
Net Assets, for 2,646,930 shares
outstanding			$175,071,077
Net Asset Value, offering price and
redemption price per share
($175,071,077 ÷ 2,646,930
shares)			$66.14

Statement of Operations
Six months ended August 31, 2005 (Unaudited)

Investment Income
Dividends		$2,030,029
Interest		60,500
Security lending		33,407
Total income		2,123,936

Expenses
Management fee	$652,842
Transfer agent fees	402,996
Accounting and security lending
fees	57,540
Independent trustees’ compensation	496
Custodian fees and expenses	21,510
Registration fees	37,927
Audit	18,334
Legal	288
Interest	994
Miscellaneous	761
Total expenses before reductions	1,193,688
Expense reductions	(71,706)	1,121,982

Net investment income (loss)		1,001,954
Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:
Investment securities	(149,670)
Foreign currency transactions	(21,722)
Total net realized gain (loss)		(171,392)
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities	(18,728,389)
Assets and liabilities in foreign
currencies	(258)
Total change in net unrealized ap-
preciation (depreciation)		(18,728,647)
Net gain (loss)		(18,900,039)
Net increase (decrease) in net as-
sets resulting from operations		$(17,898,085)

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Chemicals Portfolio Financial Statements - continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	August 31, 2005	February 28,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,001,954	$765,745
Net realized gain (loss)	(171,392)	4,303,293
Change in net unrealized appreciation (depreciation)	(18,728,647)	33,090,957
Net increase (decrease) in net assets resulting from operations	(17,898,085)	38,159,995
Distributions to shareholders from net investment income	(349,096)	(438,130)
Distributions to shareholders from net realized gain	(1,780,490)	(1,035,799)
Total distributions	(2,129,586)	(1,473,929)
Share transactions
Proceeds from sales of shares	133,168,441	260,346,486
Reinvestment of distributions	1,962,067	1,330,510
Cost of shares redeemed	(177,248,042)	(111,811,107)
Net increase (decrease) in net assets resulting from share transactions	(42,117,534)	149,865,889
Redemption fees	71,789	90,386
Total increase (decrease) in net assets	(62,073,416)	186,642,341

Net Assets
Beginning of period	237,144,493	50,502,152
End of period (including undistributed net investment income of $1,004,551 and undistributed net investment
income of $491,805, respectively)	$ 175,071,077	$237,144,493
Other Information
Shares
Sold	1,956,143	4,177,414
Issued in reinvestment of distributions	30,787	20,043
Redeemed	(2,655,557)	(1,857,796)
Net increase (decrease)	(668,627)	2,339,661

Financial Highlights
	Six months ended
	August 31, 2005		Years ended February 28,
	(Unaudited)	2005	2004G	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 71.52	$ 51.75	$ 36.79	$ 43.09	$ 39.95	$ 33.79
Income from Investment Operations
Net investment income (loss)E	30	.45H	.46	.38	.32	.33
Net realized and unrealized gain (loss)	(5.09)	19.83	14.82	(6.21)	2.98	5.95
Total from investment operations	(4.79)	20.28	15.28	(5.83)	3.30	6.28
Distributions from net investment income	(.10)	(.18)	(.37)	(.39)	(.32)	(.26)
Distributions from net realized gain	(.51)	(.38)	—	(.14)	—	—
Total distributions	(.61)	(.56)	(.37)	(.53)	(.32)	(.26)
Redemption fees added to paid in capitalE		02.05	.05	.06	.16	.14
Net asset value, end of period	$ 66.14	$ 71.52	$ 51.75	$ 36.79	$ 43.09	$ 39.95
Total ReturnB,C,D	(6.64)%	39.38%	41.73%	(13.49)%	8.68%	19.09%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.05%A	1.08%	1.48%	1.54%	1.34%	1.61%
Expenses net of voluntary waivers, if any	1.05%A	1.08%	1.48%	1.54%	1.34%	1.61%
Expenses net of all reductions	98%A	1.04%	1.43%	1.50%	1.23%	1.55%
Net investment income (loss)	88%A	.73%H	1.03%	.91%	.79%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 175,071	$ 237,144	$ 50,502	$ 28,339	$ 41,761	$ 54,421
Portfolio turnover rate	174%A	73%	107%	114%	221%	187%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. GFor the year ended February 29. HAs a result of the change in the estimate of the return of capital component of dividend income realized in the year ended February 29, 2004, net investment income per share and the ratio of the net investment income to average net assets for the year ended February 28, 2005 have been reduced by $0.07 per share and .12%, respectively. The change in estimate has no impact on total net assets or total return of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 18

Construction and Housing Portfolio Investment Changes

Top Ten Stocks as of August 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
D.R. Horton, Inc.	8.6	4.9
Pulte Homes, Inc.	7.8	3.1
KB Home	7.2	4.3
Toll Brothers, Inc.	7.2	8.7
Caterpillar, Inc.	5.3	2.4
Home Depot, Inc.	5.1	5.3
Danaher Corp.	5.1	5.4
Ryland Group, Inc.	4.6	1.9
Lennar Corp. Class A	3.8	0.7
Centex Corp.	3.1	2.5
	57.8

* Includes short term investments and net other assets.

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

19 Semiannual Report

Construction and Housing Portfolio Investments August 31, 2005 (Unaudited) Showing Percentage of Net Assets

Common Stocks 98.0%
	Shares	Value (Note 1)

BUILDING PRODUCTS – 4.7%
Building Products – 4.7%
American Standard Companies, Inc.	186,600	$ 8,508,960
NCI Building Systems, Inc. (a)	18,600	701,220
Quixote Corp.	16,500	379,665
Simpson Manufacturing Co. Ltd.	45,500	1,693,965
York International Corp.	41,100	2,358,318
		13,642,128

CHEMICALS – 0.3%
Diversified Chemicals – 0.3%
Ashland, Inc.	14,700	893,613
COMMERCIAL SERVICES & SUPPLIES 1.8%
Office Services & Supplies – 1.8%
Herman Miller, Inc.	83,200	2,487,680
Knoll, Inc.	59,270	1,098,866
Steelcase, Inc. Class A	104,500	1,534,060
		5,120,606

CONSTRUCTION & ENGINEERING – 8.0%
Construction & Engineering – 8.0%
Chicago Bridge & Iron Co. NV (NY
Shares)	55,300	1,715,406
Dycom Industries, Inc. (a)	239,300	4,240,396
EMCOR Group, Inc. (a)	26,600	1,466,724
Fluor Corp.	30,000	1,857,300
Granite Construction, Inc.	79,800	2,974,944
Infrasource Services, Inc. (a)	78,300	1,174,500
Insituform Technologies, Inc. Class A (a) .	37,500	776,250
Jacobs Engineering Group, Inc. (a)	61,700	3,850,080
MasTec, Inc. (a)	68,900	795,795
Perini Corp. (a)	82,800	1,605,492
Shaw Group, Inc. (a)	17,900	377,690
URS Corp. (a)	61,100	2,302,248
		23,136,825

CONSTRUCTION MATERIALS 5.8%
Construction Materials – 5.8%
Florida Rock Industries, Inc.	112,875	6,388,725
Martin Marietta Materials, Inc.	52,600	3,804,032
Vulcan Materials Co.	93,700	6,732,345
		16,925,102

ELECTRICAL EQUIPMENT – 0.8%
Electrical Components & Equipment – 0.8%
A.O. Smith Corp.	15,300	430,542
AMETEK, Inc.	17,700	713,133
Genlyte Group, Inc. (a)	26,700	1,313,907
		2,457,582

ELECTRONIC EQUIPMENT & INSTRUMENTS – 0.5%
Electronic Equipment & Instruments – 0.5%
FARO Technologies, Inc. (a)	67,700	1,398,682

	Shares	Value (Note 1)

HOUSEHOLD DURABLES – 49.0%
Home Furnishings – 0.3%
Interface, Inc. Class A (a)	62,600	$635,390
Tempur Pedic International, Inc. (a)	18,600	298,902
		934,292
Homebuilding – 47.6%
Beazer Homes USA, Inc. (d)	84,000	5,244,960
Centex Corp.	131,300	8,895,575
D.R. Horton, Inc.	678,966	25,067,424
Hovnanian Enterprises, Inc. Class A (a) .	52,900	3,181,935
KB Home	284,000	21,061,440
Lennar Corp. Class A	176,400	10,954,440
Pulte Homes, Inc.	264,000	22,756,800
Ryland Group, Inc.	182,700	13,220,172
Standard Pacific Corp.	159,400	7,002,442
Toll Brothers, Inc. (a)	435,700	20,935,385
		138,320,573
Household Appliances – 1.1%
Blount International, Inc. (a)	8,900	160,200
Techtronic Industries Co. Ltd.	1,147,800	2,894,774
		3,054,974

TOTAL HOUSEHOLD DURABLES		142,309,839

MACHINERY – 12.1%
Construction & Farm Machinery & Heavy Trucks – 6.1%
A.S.V., Inc. (a)	18,700	433,653
Astec Industries, Inc. (a)	10,200	316,710
Caterpillar, Inc.	277,900	15,420,671
Cummins, Inc.	1,800	155,646
Toro Co.	38,600	1,498,838
		17,825,518
Industrial Machinery – 6.0%
Briggs & Stratton Corp.	20,000	738,000
Crane Co.	52,000	1,539,720
Danaher Corp. (d)	277,000	14,836,120
Timken Co.	9,600	281,952
		17,395,792

TOTAL MACHINERY		35,221,310

REAL ESTATE 2.3%
Real Estate Investment Trusts 0.4%
Equity Lifestyle Properties, Inc.	3,300	149,028
General Growth Properties, Inc.	17,100	771,039
United Dominion Realty Trust, Inc. (SBI) .	12,600	298,368
		1,218,435
Real Estate Management & Development	1.9%
The St. Joe Co.	74,300	5,588,103

TOTAL REAL ESTATE		6,806,538

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 20

Common Stocks continued
	Shares	Value (Note 1)

SPECIALTY RETAIL – 8.8%
Home Improvement Retail – 8.8%
Home Depot, Inc.	369,750	$ 14,908,320
Lowe’s Companies, Inc.	67,500	4,340,925
Sherwin Williams Co.	134,300	6,226,148
		25,475,393

TRADING COMPANIES & DISTRIBUTORS – 3.9%
Trading Companies & Distributors – 3.9%
Fastenal Co.	11,600	702,728
Hughes Supply, Inc.	57,800	1,829,370
MSC Industrial Direct Co., Inc. Class A	82,700	2,894,500
WESCO International, Inc. (a)	169,700	5,888,590
		11,315,188

TOTAL COMMON STOCKS
(Cost $231,825,200)		284,702,806

Money Market Funds 2.8%

Fidelity Securities Lending Cash Central
Fund, 3.61% (b)(c)
(Cost $8,156,950)	8,156,950	8,156,950

TOTAL INVESTMENT PORTFOLIO	100.8%
(Cost $239,982,150)		292,859,756

NET OTHER ASSETS (0.8)%		(2,370,088)
NET ASSETS 100%	$ 290,489,668

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Construction and Housing Portfolio Financial Statements

Statement of Assets and Liabilities
		August 31, 2005 (Unaudited)

Assets
Investment in securities, at value (in-
cluding securities loaned of
$8,265,032) (cost $239,982,150)
— See accompanying schedule			$292,859,756
Receivable for investments sold			12,207,757
Receivable for fund shares sold			7,062,934
Dividends receivable			184,684
Interest receivable			22,853
Prepaid expenses			104
Other affiliated receivables			893
Other receivables			27,974
Total assets			312,366,955

Liabilities
Payable to custodian bank		$3,439,656
Payable for investments purchased	.	3,939,815
Payable for fund shares redeemed	.	6,059,218
Accrued management fee		150,946
Other affiliated payables		113,535
Other payables and accrued
expenses		17,167
Collateral on securities loaned, at
value		8,156,950
Total liabilities			21,877,287

Net Assets			$290,489,668
Net Assets consist of:
Paid in capital			$239,050,216
Undistributed net investment income			140,685
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions			(1,578,836)
Net unrealized appreciation
(depreciation) on investments and
assets and liabilities in foreign
currencies			52,877,603
Net Assets, for 6,075,702 shares
outstanding			$290,489,668
Net Asset Value, offering price and
redemption price per share
($290,489,668 ÷ 6,075,702
shares)			$47.81

Statement of Operations
Six months ended August 31, 2005 (Unaudited)

Investment Income
Dividends		$1,262,335
Interest		190,556
Security lending		14,065
Total income		1,466,956

Expenses
Management fee	$724,098
Transfer agent fees	494,060
Accounting and security lending
fees	64,181
Independent trustees’ compensation	511
Custodian fees and expenses	12,317
Registration fees	56,807
Audit	15,490
Legal	312
Miscellaneous	672
Total expenses before reductions	1,368,448
Expense reductions	(60,323)	1,308,125

Net investment income (loss)		158,831
Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:
Investment securities	(1,322,481)
Foreign currency transactions	728
Total net realized gain (loss)		(1,321,753)
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities	9,907,067
Assets and liabilities in foreign
currencies	(3)
Total change in net unrealized ap-
preciation (depreciation)		9,907,064
Net gain (loss)		8,585,311
Net increase (decrease) in net as-
sets resulting from operations		$8,744,142

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 22

Statement of Changes in Net Assets
	Six months ended	Year ended
	August 31, 2005	February 28,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 158,831	$48,201
Net realized gain (loss)	(1,321,753)	8,589,312
Change in net unrealized appreciation (depreciation)	9,907,064	23,411,115
Net increase (decrease) in net assets resulting from operations	8,744,142	32,048,628
Distributions to shareholders from net investment income	(48,224)	—
Distributions to shareholders from net realized gain	(1,832,490)	(3,155,787)
Total distributions	(1,880,714)	(3,155,787)
Share transactions
Proceeds from sales of shares	234,921,086	260,994,089
Reinvestment of distributions	1,820,795	3,059,923
Cost of shares redeemed	(192,470,288)	(151,200,941)
Net increase (decrease) in net assets resulting from share transactions	44,271,593	112,853,071
Redemption fees	149,740	121,358
Total increase (decrease) in net assets	51,284,761	141,867,270
Net Assets
Beginning of period	239,204,907	97,337,637
End of period (including undistributed net investment income of $140,685 and undistributed net investment
income of $48,147, respectively)	$ 290,489,668	$239,204,907
Other Information
Shares
Sold	5,031,627	6,409,212
Issued in reinvestment of distributions	44,551	71,410
Redeemed	(4,221,074)	(3,961,084)
Net increase (decrease)	855,104	2,519,538

Financial Highlights
	Six months ended
	August 31, 2005		Years ended February 28,
	(Unaudited)	2005	2004H	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 45.82	$ 36.04	$ 22.55	$ 28.41	$ 22.22	$ 17.44
Income from Investment Operations
Net investment income (loss)E		03.02	(.05)F	(.10)	(.04)	(.01)
Net realized and unrealized gain (loss)	2.32	10.78	13.52	(5.81)	6.34	5.20
Total from investment operations	2.35	10.80	13.47	(5.91)	6.30	5.19
Distributions from net investment income	(.01)	—	—	—	—	—
Distributions from net realized gain	(.38)	(1.06)	—	—	(.17)	(.41)
Distributions in excess of net realized gain	—	—	—	—	—	(.10)
Total distributions	(.39)	(1.06)	—	—	(.17)	(.51)
Redemption fees added to paid in capitalE		03.04	.02	.05	.06	.10
Net asset value, end of period	$ 47.81	$ 45.82	$ 36.04	$ 22.55	$ 28.41	$ 22.22
Total ReturnB,C,D	5.34%	30.28%	59.82%	(20.63)%	28.87%	30.67%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.08%A	1.09%	1.37%	1.44%	1.45%	2.33%
Expenses net of voluntary waivers, if any	1.08%A	1.09%	1.37%	1.44%	1.45%	2.33%
Expenses net of all reductions	1.03%A	1.08%	1.35%	1.41%	1.44%	2.32%
Net investment income (loss)	13%A	.04%	(.15)%	(.37)%	(.15)%	(.06)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 290,490	$ 239,205	$ 97,338	$ 47,083	$ 83,536	$ 20,390
Portfolio turnover rate	170%A	119%	71%	133%	111%	135%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.05 per share. GExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. HFor the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Cyclical Industries Portfolio Investment Changes

Top Ten Stocks as of August 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Tyco International Ltd.	3.6	4.2
Honeywell International, Inc.	3.0	2.9
General Electric Co.	2.3	3.9
Burlington Northern Santa Fe
Corp.	2.2	0.9
Dow Chemical Co.	2.1	2.2
The Boeing Co.	2.0	2.2
Fluor Corp.	2.0	0.4
Caterpillar, Inc.	2.0	0.5
Joy Global, Inc.	2.0	0.7
3M Co.	1.8	2.4
	23.0

* Includes short term investments and net other assets.

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report 24

Cyclical Industries Portfolio Investments August 31, 2005 (Unaudited) Showing Percentage of Net Assets

Common Stocks 97.2%
	Shares	Value (Note 1)

AEROSPACE & DEFENSE – 13.4%
Aerospace & Defense 13.4%
BE Aerospace, Inc. (a)	25,900	$410,774
EDO Corp.	10,440	293,260
Embraer – Empresa Brasileira de
Aeronautica SA sponsored ADR	200	7,172
Essex Corp. (a)	1,600	35,344
General Dynamics Corp.	1,400	160,426
Goodrich Corp.	4,300	197,026
Hexcel Corp. (a)	21,600	420,120
Honeywell International, Inc.	49,600	1,898,688
L 3 Communications Holdings, Inc.	4,800	393,024
Lockheed Martin Corp.	6,090	379,042
Meggitt PLC	29,800	165,894
Precision Castparts Corp.	5,500	531,740
Raytheon Co.	14,500	568,690
Rockwell Collins, Inc.	14,040	675,745
Rolls Royce Group PLC	22,119	134,601
The Boeing Co.	19,240	1,289,465
United Technologies Corp.	18,300	915,000
		8,476,011

AIR FREIGHT & LOGISTICS – 5.7%
Air Freight & Logistics – 5.7%
C.H. Robinson Worldwide, Inc.	6,200	382,850
EGL, Inc. (a)	7,500	188,175
Expeditors International of Washington,
Inc.	5,700	316,407
FedEx Corp.	12,700	1,034,288
Forward Air Corp.	5,270	185,926
Hub Group, Inc. Class A (a)	13,300	428,925
Park Ohio Holdings Corp. (a)	14,553	276,216
United Parcel Service, Inc. Class B	6,500	460,785
UTI Worldwide, Inc.	4,496	339,268
		3,612,840

AIRLINES 1.6%
Airlines – 1.6%
AirTran Holdings, Inc. (a)	47,300	488,609
Alaska Air Group, Inc. (a)	6,700	225,924
AMR Corp. (a)	14,000	176,260
Ryanair Holdings PLC sponsored ADR (a)	2,800	128,212
		1,019,005

AUTO COMPONENTS – 3.0%
Auto Parts & Equipment 2.8%
American Axle & Manufacturing
Holdings, Inc.	5,400	140,184
Amerigon, Inc. (a)	11,500	53,475
BorgWarner, Inc.	3,300	192,918
Delphi Corp.	103,800	576,090
Gentex Corp.	5,400	92,448

		Shares	Value (Note 1)
Johnson Controls, Inc.		7,300	$437,854
Lear Corp.		6,700	252,590
			1,745,559
Tires & Rubber 0.2%
Continental AG sponsored ADR		1,600	126,960

TOTAL AUTO COMPONENTS			1,872,519

AUTOMOBILES – 0.5%
Automobile Manufacturers – 0.5%
Honda Motor Co. Ltd. sponsored ADR		5,100	137,292
Hyundai Motor Co.		1,350	91,907
Toyota Motor Corp. sponsored ADR		1,500	122,970
			352,169

BUILDING PRODUCTS – 1.6%
Building Products – 1.6%
American Standard Companies, Inc.		4,110	187,416
Masco Corp.		12,810	393,011
Quixote Corp.		9,433	217,053
York International Corp.		3,400	195,092
			992,572

CHEMICALS – 14.4%
Commodity Chemicals – 1.9%
Celanese Corp. Class A		19,600	361,228
Georgia Gulf Corp.		4,800	133,920
Lyondell Chemical Co.		150	3,870
NOVA Chemicals Corp.		10,200	325,922
Pioneer Companies, Inc. (a)		10,000	221,200
Westlake Chemical Corp.		5,100	140,250
			1,186,390
Diversified Chemicals – 4.0%
Ashland, Inc.		6,600	401,214
Dow Chemical Co.		30,700	1,326,240
Eastman Chemical Co.		2,700	129,519
FMC Corp. (a)		12,300	700,608
			2,557,581
Fertilizers & Agricultural Chemicals	3.2%
Agrium, Inc.		22,500	485,237
Monsanto Co.		7,900	504,336
Mosaic Co. (a)		29,400	474,810
Potash Corp. of Saskatchewan		4,900	537,863
			2,002,246
Industrial Gases 2.4%
Air Products & Chemicals, Inc.		14,900	825,460
Airgas, Inc.		10,200	286,926
Praxair, Inc.		8,200	396,060
			1,508,446
Specialty Chemicals – 2.9%
Albemarle Corp.		6,000	217,860
Chemtura Corp.		25,541	438,284
Cytec Industries, Inc.		4,200	199,920

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Cyclical Industries Portfolio Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value (Note 1)

CHEMICALS – CONTINUED
Specialty Chemicals – continued
Ecolab, Inc.	9,300	$306,900
Ferro Corp.	2,090	39,668
H.B. Fuller Co.	8,400	275,604
Lubrizol Corp.	3,600	148,860
Minerals Technologies, Inc.	800	48,760
Rohm & Haas Co.	3,700	160,617
		1,836,473

TOTAL CHEMICALS		9,091,136

COMMERCIAL SERVICES & SUPPLIES 2.3%
Diversified Commercial & Professional Services 0.6%
Cintas Corp.	2,300	94,875
CRA International, Inc. (a)	2,900	136,271
LECG Corp. (a)	7,800	179,634
		410,780
Environmental & Facility Services – 0.7%
Waste Connections, Inc. (a)	6,750	238,545
Waste Management, Inc.	1,100	30,173
Waste Services, Inc. (a)	51,100	183,960
		452,678
Human Resource & Employment Services – 0.8%
CDI Corp.	6,900	185,955
Robert Half International, Inc.	10,200	343,536
		529,491
Office Services & Supplies – 0.2%
Herman Miller, Inc.	3,234	96,697

TOTAL COMMERCIAL SERVICES & SUPPLIES		1,489,646

COMMUNICATIONS EQUIPMENT – 0.6%
Communications Equipment – 0.6%
Harris Corp.	9,400	362,934
CONSTRUCTION & ENGINEERING – 7.3%
Construction & Engineering – 7.3%
Chicago Bridge & Iron Co. NV (NY
Shares)	18,100	561,462
Comfort Systems USA, Inc. (a)	19,600	161,308
Dycom Industries, Inc. (a)	17,400	308,328
Fluor Corp.	20,700	1,281,537
Foster Wheeler Ltd. (a)	14,760	397,044
Granite Construction, Inc.	4,500	167,760
Jacobs Engineering Group, Inc. (a)	5,700	355,680
Perini Corp. (a)	24,900	482,811
Shaw Group, Inc. (a)	28,600	603,460
SNC Lavalin Group, Inc.	5,300	303,833
URS Corp. (a)	500	18,840
		4,642,063

	Shares	Value (Note 1)

CONSTRUCTION MATERIALS 1.3%
Construction Materials – 1.3%
Lafarge North America, Inc.	12	$827
Martin Marietta Materials, Inc.	6,100	441,152
Vulcan Materials Co.	5,000	359,250
		801,229

CONTAINERS & PACKAGING 1.0%
Metal & Glass Containers 1.0%
Crown Holdings, Inc. (a)	7,500	126,675
Owens Illinois, Inc. (a)	19,220	495,876
		622,551

DIVERSIFIED CONSUMER SERVICES – 0.1%
Education Services 0.1%
Education Management Corp. (a)	2,500	84,675
ELECTRICAL EQUIPMENT – 2.2%
Electrical Components & Equipment – 1.6%
AMETEK, Inc.	3,000	120,870
C&D Technologies, Inc.	9,700	99,037
Emerson Electric Co.	100	6,728
NEOMAX Co. Ltd.	7,000	168,615
Rockwell Automation, Inc.	4,300	223,772
Roper Industries, Inc.	7,560	291,211
Ultralife Batteries, Inc. (a)	7,200	95,328
		1,005,561
Heavy Electrical Equipment – 0.6%
ABB Ltd. sponsored ADR (a)	21,700	158,193
Shanghai Electric (Group) Corp.
(H Shares)	764,000	235,937
		394,130

TOTAL ELECTRICAL EQUIPMENT		1,399,691

ELECTRONIC EQUIPMENT & INSTRUMENTS – 0.1%
Electronic Equipment & Instruments – 0.1%
FARO Technologies, Inc. (a)	2,300	47,518
HEALTH CARE EQUIPMENT & SUPPLIES – 0.1%
Health Care Equipment 0.1%
Varian, Inc. (a)	1,200	42,720
HOUSEHOLD DURABLES – 6.5%
Consumer Electronics – 0.2%
Harman International Industries, Inc.	1,500	155,100
Home Furnishings – 1.2%
Interface, Inc. Class A (a)	59,586	604,798
Tempur Pedic International, Inc. (a)	8,900	143,023
		747,821
Homebuilding – 5.1%
D.R. Horton, Inc.	18,600	686,712
KB Home	11,500	852,840
Pulte Homes, Inc.	1,100	94,820

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 26

Common Stocks continued
	Shares	Value (Note 1)

HOUSEHOLD DURABLES – CONTINUED
Homebuilding – continued
Ryland Group, Inc.	8,520	$616,507
Toll Brothers, Inc. (a)	20,400	980,220
		3,231,099

TOTAL HOUSEHOLD DURABLES		4,134,020

INDUSTRIAL CONGLOMERATES 8.3%
Industrial Conglomerates 8.3%
3M Co.	16,260	1,156,899
General Electric Co.	43,560	1,464,052
Smiths Group PLC	14,800	242,168
Textron, Inc.	2,200	156,860
Tyco International Ltd.	80,930	2,252,280
		5,272,259

IT SERVICES – 0.2%
IT Consulting & Other Services – 0.2%
Anteon International Corp. (a)	2,500	114,875
SI International, Inc. (a)	300	9,414
		124,289

MACHINERY – 13.2%
Construction & Farm Machinery & Heavy Trucks – 9.1%
Bucyrus International, Inc. Class A	15,200	685,824
Caterpillar, Inc.	23,000	1,276,270
Daewoo Shipbuilding & Marine
Engineering Co. Ltd.	8,790	169,283
Deere & Co.	15,300	1,000,314
FreightCar America, Inc.	12,414	474,836
Joy Global, Inc.	26,050	1,245,190
Manitowoc Co., Inc.	6,400	298,240
Navistar International Corp. (a)	7,070	225,957
PACCAR, Inc.	42	2,943
Samsung Heavy Industries Ltd.	16,170	204,752
Toro Co.	1,700	66,011
Wabash National Corp	6,100	127,002
		5,776,622
Industrial Machinery – 4.1%
Albany International Corp. Class A	5,000	180,100
Briggs & Stratton Corp.	1,500	55,350
Danaher Corp.	7,200	385,632
Dover Corp.	10,500	427,350
Hardinge, Inc.	6,530	98,303
IDEX Corp.	3,700	160,950
ITT Industries, Inc.	5,500	600,160
Kaydon Corp.	4,300	124,313
Kennametal, Inc.	2	93
Pall Corp.	100	2,860
Pentair, Inc.	3,560	140,549

	Shares	Value (Note 1)
Timken Co.	4,000	$117,480
Watts Water Technologies, Inc. Class A .	8,700	294,582
		2,587,722

TOTAL MACHINERY		8,364,344

MARINE 2.8%
Marine – 2.8%
Alexander & Baldwin, Inc.	4,020	210,688
Camillo Eitzen & Co. ASA	400	4,829
Diana Shipping, Inc.	9,400	131,694
DryShips, Inc.	400	6,392
Excel Maritime Carriers Ltd. (a)	400	5,820
Odfjell ASA (A Shares)	31,150	727,712
Stolt Nielsen SA	17,400	672,484
		1,759,619

METALS & MINING – 0.6%
Steel 0.6%
Allegheny Technologies, Inc.	3,300	91,146
Carpenter Technology Corp.	3,700	206,090
IPSCO, Inc.	1,800	115,244
		412,480

OIL, GAS & CONSUMABLE FUELS 0.7%
Coal & Consumable Fuels 0.2%
Massey Energy Co.	2,400	121,920
Oil & Gas Storage & Transport 0.5%
General Maritime Corp.	4,600	171,856
OMI Corp.	7,800	149,214
		321,070

TOTAL OIL, GAS & CONSUMABLE FUELS		442,990

ROAD & RAIL – 7.0%
Railroads 5.7%
Burlington Northern Santa Fe Corp.	25,900	1,373,218
Canadian National Railway Co.	12,000	791,845
Canadian Pacific Railway Ltd.	10,900	411,556
Norfolk Southern Corp.	29,020	1,033,402
		3,610,021
Trucking 1.3%
Laidlaw International, Inc.	17,300	428,175
Landstar System, Inc.	10,736	389,932
		818,107

TOTAL ROAD & RAIL		4,428,128

SPECIALTY RETAIL – 0.4%
Home Improvement Retail – 0.4%
Sherwin Williams Co.	5,500	254,980

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Cyclical Industries Portfolio Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value (Note 1)

TRADING COMPANIES & DISTRIBUTORS – 2.3%
Trading Companies & Distributors – 2.3%
Finning International, Inc.	9,400	$ 305,665
MSC Industrial Direct Co., Inc. Class A	13,000	455,000
United Rentals, Inc. (a)	7,300	131,765
WESCO International, Inc. (a)	15,500	537,850
		1,430,280

TOTAL COMMON STOCKS
(Cost $52,280,239)		61,532,668

Money Market Funds 0.8%

Fidelity Cash Central Fund, 3.6% (b)
(Cost $477,794)	477,794	477,794

TOTAL INVESTMENT PORTFOLIO 98.0%
(Cost $52,758,033)		62,010,462

NET OTHER ASSETS 2.0%		1,275,422
NET ASSETS 100%		$ 63,285,884

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	86.5%
Canada	5.2%
Norway	1.2%
Luxembourg	1.1%
Others (individually less than 1%)	6.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 28

Cyclical Industries Portfolio Financial Statements

Statement of Assets and Liabilities
		August 31, 2005 (Unaudited)

Assets
Investment in securities, at value (cost
$52,758,033) — See accompany-
ing schedule			$62,010,462
Cash			5,076
Receivable for investments sold			1,451,961
Receivable for fund shares sold			175,899
Dividends receivable			67,831
Interest receivable			1,043
Prepaid expenses			48
Other affiliated receivables			250
Other receivables			4,594
Total assets			63,717,164

Liabilities
Payable for investments purchased	. $	28,351
Payable for fund shares redeemed	.	332,199
Accrued management fee		30,409
Other affiliated payables		21,406
Other payables and accrued
expenses		18,915
Total liabilities			431,280

Net Assets			$63,285,884
Net Assets consist of:
Paid in capital			$51,029,793
Undistributed net investment income			51,949
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions			2,951,508
Net unrealized appreciation (de-
preciation) on investments and as-
sets and liabilities in foreign
currencies			9,252,634
Net Assets, for 3,251,294 shares
outstanding			$63,285,884
Net Asset Value, offering price and
redemption price per share
($63,285,884 ÷ 3,251,294
shares)			$19.46

Statement of Operations
Six months ended August 31, 2005 (Unaudited)

Investment Income
Dividends		$398,286
Interest		9,589
Security lending		3,761
Total income		411,636

Expenses
Management fee	$184,281
Transfer agent fees	114,998
Accounting and security lending
fees	16,355
Independent trustees’ compensation	140
Custodian fees and expenses	20,035
Registration fees	10,418
Audit	15,021
Legal	68
Miscellaneous	270
Total expenses before reductions	361,586
Expense reductions	(17,746)	343,840

Net investment income (loss)		67,796
Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:
Investment securities	3,120,628
Foreign currency transactions	(3,874)
Total net realized gain (loss)		3,116,754
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities	(1,727,843)
Assets and liabilities in foreign
currencies	(103)
Total change in net unrealized ap-
preciation (depreciation)		(1,727,946)
Net gain (loss)		1,388,808
Net increase (decrease) in net as-
sets resulting from operations		$1,456,604

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Cyclical Industries Portfolio Financial Statements - continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	August 31, 2005	February 28,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$67,796	$116,244
Net realized gain (loss)	3,116,754	4,535,116
Change in net unrealized appreciation (depreciation)	(1,727,946)	5,491,387
Net increase (decrease) in net assets resulting from operations	1,456,604	10,142,747
Distributions to shareholders from net investment income	(73,615)	(56,985)
Distributions to shareholders from net realized gain	(1,288,261)	(2,730,334)
Total distributions	(1,361,876)	(2,787,319)
Share transactions
Proceeds from sales of shares	27,001,583	61,946,830
Reinvestment of distributions	1,297,339	2,651,999
Cost of shares redeemed	(30,093,956)	(43,805,689)
Net increase (decrease) in net assets resulting from share transactions	(1,795,034)	20,793,140
Redemption fees	17,054	23,426
Total increase (decrease) in net assets	(1,683,252)	28,171,994
Net Assets
Beginning of period	64,969,136	36,797,142
End of period (including undistributed net investment income of $51,949 and undistributed net investment income of
$85,267, respectively)	$63,285,884	$64,969,136

Other Information
Shares
Sold	1,432,443	3,530,020
Issued in reinvestment of distributions	74,049	148,545
Redeemed	(1,636,651)	(2,565,250)
Net increase (decrease)	(130,159)	1,113,315

Financial Highlights
	Six months ended
	August 31, 2005		Years ended February 28,
	(Unaudited)	2005	2004G	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 19.21	$ 16.22	$ 11.04	$ 14.69	$ 14.47	$ 11.55
Income from Investment Operations
Net investment income (loss)E		02.05	.02	(.05)	(.04)	(.07)
Net realized and unrealized gain (loss)	60	3.99	5.46	(3.61)	.26	3.11
Total from investment operations	62	4.04	5.48	(3.66)	.22	3.04
Distributions from net investment income	(.02)	(.02)	(.01)	—	—	—
Distributions from net realized gain	(.35)	(1.04)	(.30)	—	(.01)	(.06)
Distributions in excess of net realized gain	—	—	—	—	—	(.11)
Total distributions	(.37)	(1.06)	(.31)	—	(.01)	(.17)
Redemption fees added to paid in capitalE	—H	.01	.01	.01	.01	.05
Net asset value, end of period	$ 19.46	$ 19.21	$ 16.22	$ 11.04	$ 14.69	$ 14.47
Total ReturnB,C,D	3.44%	25.60%	49.87%	(24.85)%	1.59%	26.88%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.12%A	1.19%	1.60%	1.94%	1.79%	3.14%
Expenses net of voluntary waivers, if any	1.12%A	1.19%	1.60%	1.94%	1.79%	2.50%
Expenses net of all reductions	1.07%A	1.15%	1.57%	1.91%	1.78%	2.49%
Net investment income (loss)	21%A	.27%	.14%	(.40)%	(.32)%	(.48)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 63,286	$ 64,969	$ 36,797	$ 15,132	$ 22,694	$ 8,157
Portfolio turnover rate	170%A	151%	166%	162%	67%	150%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. GFor the year ended February 29. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 30

Defense and Aerospace Portfolio Investment Changes

Top Ten Stocks as of August 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
The Boeing Co.	7.3	7.1
Honeywell International, Inc.	6.8	7.0
Harris Corp.	6.6	5.1
United Technologies Corp.	6.2	2.8
L 3 Communications Holdings,
Inc.	5.9	5.3
Precision Castparts Corp.	5.5	6.2
Goodrich Corp.	4.9	5.8
EchoStar Communications Corp.
Class A	4.7	3.9
Rockwell Collins, Inc.	4.5	3.9
Raytheon Co.	4.0	5.2
	56.4

* Includes short term investments and net other assets.

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

31 Semiannual Report

Defense and Aerospace Portfolio Investments August 31, 2005 (Unaudited) Showing Percentage of Net Assets

Common Stocks 92.0%
	Shares	Value (Note 1)

AEROSPACE & DEFENSE – 70.7%
Aerospace & Defense 70.7%
AAR Corp. (a)	524,200	$ 9,225,920
Alliant Techsystems, Inc. (a)	320,955	24,691,068
BE Aerospace, Inc. (a)	460,350	7,301,151
DRS Technologies, Inc.	283,400	14,580,930
EDO Corp.	101,900	2,862,371
Embraer – Empresa Brasileira de
Aeronautica SA sponsored ADR	52,100	1,868,306
Engineered Support Systems, Inc.	591,932	20,184,881
Essex Corp. (a)	23,900	527,951
GenCorp, Inc. (non vtg.) (a)	318,500	6,003,725
General Dynamics Corp.	237,100	27,169,289
Goodrich Corp.	912,550	41,813,041
Hexcel Corp. (a)	174,700	3,397,915
Honeywell International, Inc.	1,512,200	57,887,016
K&F Industries Holdings, Inc.	7,500	127,500
L 3 Communications Holdings, Inc. (d)	613,200	50,208,816
Lockheed Martin Corp.	520,300	32,383,472
Meggitt PLC	930,396	5,179,437
Mercury Computer Systems, Inc. (a)	85,700	2,239,341
MTU Aero Engines Holding AG	9,200	271,299
Northrop Grumman Corp.	589,948	33,090,183
Orbital Sciences Corp. (a)(d)	1,638,892	19,633,926
Precision Castparts Corp.	483,300	46,725,444
Raytheon Co.	865,652	33,950,871
Rockwell Collins, Inc.	805,100	38,749,463
The Boeing Co.	929,500	62,295,091
Triumph Group, Inc. (a)	199,800	7,846,146
United Technologies Corp.	1,065,800	53,290,000
		603,504,553

COMMUNICATIONS EQUIPMENT – 7.6%
Communications Equipment – 7.6%
Anaren, Inc. (a)	109,700	1,516,054
Harris Corp.	1,465,000	56,563,650
REMEC, Inc. (a)(d)	235,064	1,410,384
ViaSat, Inc. (a)	233,400	5,540,916
		65,031,004

ELECTRICAL EQUIPMENT – 1.0%
Electrical Components & Equipment – 1.0%
Rockwell Automation, Inc.	157,900	8,217,116
ELECTRONIC EQUIPMENT & INSTRUMENTS – 3.2%
Electronic Equipment & Instruments – 0.7%
Aeroflex, Inc. (a)	628,300	5,836,907
Electronic Manufacturing Services – 2.5%
Trimble Navigation Ltd. (a)	596,250	21,775,050

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		27,611,957

	Shares	Value (Note 1)

INDUSTRIAL CONGLOMERATES 2.6%
Industrial Conglomerates 2.6%
General Electric Co.	438,000	$ 14,721,180
Smiths Group PLC	250,000	4,090,670
Textron, Inc.	52,500	3,743,250
		22,555,100

IT SERVICES – 1.2%
IT Consulting & Other Services – 1.2%
SRA International, Inc. Class A (a)	294,300	9,879,651
MEDIA – 5.5%
Broadcasting & Cable TV – 5.5%
EchoStar Communications Corp. Class A	1,320,100	39,510,593
The DIRECTV Group, Inc. (a)	441,511	7,024,440
		46,535,033

METALS & MINING – 0.2%
Steel 0.2%
Carpenter Technology Corp.	30,000	1,671,000
TOTAL COMMON STOCKS
(Cost $616,258,964)		785,005,414

Money Market Funds 9.1%

Fidelity Cash Central Fund, 3.6% (b) .	62,503,291	62,503,291
Fidelity Securities Lending Cash
Central Fund, 3.61% (b)(c)	15,390,050	15,390,050
TOTAL MONEY MARKET FUNDS
(Cost $77,893,341)		77,893,341

TOTAL INVESTMENT PORTFOLIO 101.1%
(Cost $694,152,305)	862,898,755

NET OTHER ASSETS (1.1)%		(9,791,043)
NET ASSETS 100%	$ 853,107,712

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 32

Defense and Aerospace Portfolio Financial Statements

Statement of Assets and Liabilities
		August 31, 2005 (Unaudited)

Assets
Investment in securities, at value (in-
cluding securities loaned of
$15,308,148) (cost
$694,152,305) — See accompa-
nying schedule			$862,898,755
Receivable for investments sold			6,148,995
Receivable for fund shares sold			2,356,156
Dividends receivable			1,295,815
Interest receivable			140,556
Prepaid expenses			420
Other affiliated receivables			4,560
Other receivables			38,674
Total assets			872,883,931

Liabilities
Payable for investments purchased	. $	406,968
Payable for fund shares redeemed	.	3,307,549
Accrued management fee		398,180
Other affiliated payables		256,803
Other payables and accrued
expenses		16,669
Collateral on securities loaned, at
value		15,390,050
Total liabilities			19,776,219

Net Assets			$853,107,712
Net Assets consist of:
Paid in capital			$649,755,337
Undistributed net investment income			960,317
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions			33,645,608
Net unrealized appreciation (de-
preciation) on investments			168,746,450
Net Assets, for 11,433,659 shares
outstanding			$853,107,712
Net Asset Value, offering price and
redemption price per share
($853,107,712 ÷ 11,433,659
shares)			$74.61

Statement of Operations
Six months ended August 31, 2005 (Unaudited)

Investment Income
Dividends		$3,738,830
Interest		684,140
Security lending		32,752
Total income		4,455,722

Expenses
Management fee	$2,062,310
Transfer agent fees	1,250,801
Accounting and security lending
fees	165,316
Independent trustees’ compensation	1,467
Custodian fees and expenses	8,938
Registration fees	54,324
Audit	16,705
Legal	859
Miscellaneous	2,663
Total expenses before reductions	3,563,383
Expense reductions	(68,138)	3,495,245

Net investment income (loss)		960,477
Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:
Investment securities	35,505,169
Foreign currency transactions	(14,154)
Total net realized gain (loss)		35,491,015
Change in net unrealized appreci-
ation (depreciation) on investment
securities		41,907,504
Net gain (loss)		77,398,519
Net increase (decrease) in net as-
sets resulting from operations		$78,358,996

See accompanying notes which are an integral part of the financial statements.

33 Semiannual Report

Defense and Aerospace Portfolio Financial Statements - continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	August 31, 2005	February 28,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 960,477	$1,649,723
Net realized gain (loss)	35,491,015	7,414,911
Change in net unrealized appreciation (depreciation)	41,907,504	74,061,537
Net increase (decrease) in net assets resulting from operations	78,358,996	83,126,171
Distributions to shareholders from net investment income	—	(1,518,670)
Distributions to shareholders from net realized gain	(1,445,866)	(1,998,254)
Total distributions	(1,445,866)	(3,516,924)
Share transactions
Proceeds from sales of shares	321,337,252	385,932,538
Reinvestment of distributions	1,392,084	3,383,852
Cost of shares redeemed	(129,711,294)	(207,827,588)
Net increase (decrease) in net assets resulting from share transactions	193,018,042	181,488,802
Redemption fees	60,120	103,217
Total increase (decrease) in net assets	269,991,292	261,201,266

Net Assets
Beginning of period	583,116,420	321,915,154
End of period (including undistributed net investment income of $960,317 and accumulated net investment loss of
$160, respectively)	$ 853,107,712	$583,116,420

Other Information
Shares
Sold	4,578,606	6,260,901
Issued in reinvestment of distributions	20,902	52,059
Redeemed	(1,845,580)	(3,478,896)
Net increase (decrease)	2,753,928	2,834,064
Financial Highlights
	Six months ended
	August 31, 2005		Years ended February 28,
	(Unaudited)	2005	2004G	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 67.18	$ 55.07	$ 36.30	$ 46.08	$ 42.83	$ 34.36
Income from Investment Operations
Net investment income (loss)E		09.25	(.09)	—H	.15	.03
Net realized and unrealized gain (loss)	7.48	12.28	18.85	(9.77)	3.59	10.19
Total from investment operations	7.57	12.53	18.76	(9.77)	3.74	10.22
Distributions from net investment income	—	(.19)	—	(.04)	(.05)	(.02)
Distributions from net realized gain	(.15)	(.25)	—	—	(.49)	(1.81)
Total distributions	(.15)	(.44)	—	(.04)	(.54)	(1.83)
Redemption fees added to paid in capitalE		01.02	.01	.03	.05	.08
Net asset value, end of period	$ 74.61	$ 67.18	$ 55.07	$ 36.30	$ 46.08	$ 42.83
Total ReturnB,C,D	11.31%	22.82%	51.71%	(21.16)%	9.09%	30.45%
Ratios to Average Net AssetsF
Expenses before expense reductions	99%A	1.02%	1.28%	1.25%	1.23%	1.52%
Expenses net of voluntary waivers, if any	99%A	1.02%	1.28%	1.25%	1.23%	1.52%
Expenses net of all reductions	97%A	1.00%	1.24%	1.21%	1.19%	1.49%
Net investment income (loss)	27%A	.41%	(.19)%	.00%	.37%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 853,108	$ 583,116	$ 321,915	$ 264,301	$ 286,831	$ 78,270
Portfolio turnover rate	40%A	38%	47%	79%	76%	119%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. GFor the year ended February 29. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 34

Environmental Portfolio Investment Changes

Top Ten Stocks as of August 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Veolia Environnement sponsored
ADR	8.8	7.3
Waste Management, Inc.	8.2	4.7
Millipore Corp.	7.2	4.0
Pall Corp.	6.5	6.4
Donaldson Co., Inc.	5.5	0.0
Republic Services, Inc.	5.4	6.6
Ecolab, Inc.	5.1	0.6
Waste Connections, Inc.	4.7	0.7
CLARCOR, Inc.	4.4	6.0
ESCO Technologies, Inc.	3.9	2.2
	59.7

* Includes short term investments and net other assets.

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

35 Semiannual Report

Environmental Portfolio Investments August 31, 2005 (Unaudited) Showing Percentage of Net Assets

Common Stocks 99.5%
	Shares	Value (Note 1)

AUTO COMPONENTS – 0.8%
Auto Parts & Equipment 0.8%
IMPCO Technologies, Inc. (a)	28,400	$187,156
CHEMICALS – 5.1%
Specialty Chemicals – 5.1%
Ecolab, Inc.	36,400	1,201,200
COMMERCIAL SERVICES & SUPPLIES – 25.0%
Diversified Commercial & Professional Services 2.9%
Tetra Tech, Inc. (a)	43,000	678,110
Environmental & Facility Services – 22.1%
Casella Waste Systems, Inc. Class A (a) .	44,400	587,856
Clean Harbors, Inc. (a)	3,800	106,020
Marsulex, Inc. (a)	12,300	84,967
Republic Services, Inc.	35,700	1,293,411
TRC Companies, Inc. (a)	8,000	120,000
Waste Connections, Inc. (a)	31,700	1,120,278
Waste Management, Inc.	70,793	1,941,852
		5,254,384

TOTAL COMMERCIAL SERVICES & SUPPLIES		5,932,494

CONSTRUCTION & ENGINEERING – 1.1%
Construction & Engineering – 1.1%
Insituform Technologies, Inc. Class A (a) .	13,100	271,170
CONSTRUCTION MATERIALS 1.8%
Construction Materials – 1.8%
Headwaters, Inc. (a)	10,800	415,800
ELECTRIC UTILITIES – 2.4%
Electric Utilities – 2.4%
Edison International	12,400	558,372
ELECTRICAL EQUIPMENT – 4.2%
Electrical Components & Equipment – 1.7%
FuelCell Energy, Inc. (a)(d)	22,800	259,692
Hydrogenics Corp. (a)	41,300	157,260
		416,952
Heavy Electrical Equipment – 2.5%
Capstone Turbine Corp. (a)(d)	121,300	588,305
TOTAL ELECTRICAL EQUIPMENT		1,005,257

ELECTRONIC EQUIPMENT & INSTRUMENTS – 1.2%
Electronic Equipment & Instruments – 1.2%
Itron, Inc. (a)	6,200	286,874

	Shares	Value (Note 1)

ENERGY EQUIPMENT & SERVICES 3.5%
Oil & Gas Equipment & Services – 3.5%
Halliburton Co.	8,800	$545,336
Newpark Resources, Inc. (a)	33,400	296,926
		842,262

FOOD & STAPLES RETAILING 5.1%
Food Retail – 5.1%
Whole Foods Market, Inc.	5,900	762,634
Wild Oats Markets, Inc. (a)(d)	37,600	454,584
		1,217,218

FOOD PRODUCTS – 1.6%
Packaged Foods & Meats – 1.6%
Green Mountain Coffee Roasters, Inc. (a)	3,300	128,172
SunOpta, Inc. (a)	46,400	249,385
		377,557

HEALTH CARE EQUIPMENT & SUPPLIES – 7.2%
Health Care Supplies 7.2%
Millipore Corp. (a)	26,800	1,713,860
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 4.4%
Independent Power & Energy Trade 4.4%
Calpine Corp. (a)(d)	85,000	260,950
NRG Energy, Inc. (a)	5,100	204,102
Ormat Technologies, Inc.	26,900	591,800
		1,056,852

MACHINERY – 23.2%
Industrial Machinery 23.2%
CLARCOR, Inc.	37,100	1,049,930
Donaldson Co., Inc.	42,800	1,311,392
ESCO Technologies, Inc. (a)	8,800	912,384
Kadant, Inc. (a)	14,206	277,017
Pall Corp.	54,100	1,547,260
Zenon Environmental, Inc. (a)	19,400	409,556
		5,507,539

MULTI-UTILITIES – 8.8%
Multi-Utilities – 8.8%
Veolia Environnement sponsored ADR	51,000	2,096,100
OIL, GAS & CONSUMABLE FUELS 1.1%
Oil & Gas Exploration & Production – 1.1%
Cheniere Energy, Inc. (a)(d)	6,600	257,730
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 3.0%
Semiconductor Equipment – 3.0%
Asyst Technologies, Inc. (a)	60,200	289,562
Entegris, Inc. (a)	41,283	432,233
		721,795

TOTAL COMMON STOCKS
(Cost $21,970,605)		23,649,236

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 36

Money Market Funds 6.2%
	Shares	Value (Note 1)
Fidelity Securities Lending Cash Central
Fund, 3.61% (b)(c)
(Cost $1,481,850)	1,481,850	$1,481,850
TOTAL INVESTMENT PORTFOLIO - 105.7%
(Cost $23,452,455)		25,131,086

NET OTHER ASSETS (5.7)%		(1,355,458)
NET ASSETS 100%		$23,775,628
Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	87.4%
France	8.8%
Canada	3.8%
100.0%

Income Tax Information

At February 28, 2005, the fund had a capital loss carryforward of approximately $1,481,500 of which $748,928 and $732,572 will expire on February 28, 2011 and February 29, 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

37 Semiannual Report

Environmental Portfolio Financial Statements

Statement of Assets and Liabilities
		August 31, 2005 (Unaudited)

Assets
Investment in securities, at value (in-
cluding securities loaned of
$1,434,687) (cost $23,452,455)
— See accompanying schedule			$25,131,086
Receivable for investments sold			537,178
Receivable for fund shares sold			324,363
Dividends receivable			19,490
Interest receivable			2,478
Prepaid expenses			12
Other affiliated receivables			43
Other receivables			7,256
Total assets			26,021,906

Liabilities
Payable to custodian bank		$159,388
Payable for fund shares redeemed	.	567,329
Accrued management fee		12,492
Other affiliated payables		9,806
Other payables and accrued
expenses		15,413
Collateral on securities loaned, at
value		1,481,850
Total liabilities			2,246,278

Net Assets			$23,775,628
Net Assets consist of:
Paid in capital			$22,724,095
Undistributed net investment income			3,757
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions			(630,855)
Net unrealized appreciation (de-
preciation) on investments			1,678,631
Net Assets, for 1,522,164 shares
outstanding			$23,775,628
Net Asset Value, offering price and
redemption price per share
($23,775,628 ÷ 1,522,164
shares)			$15.62

Statement of Operations
Six months ended August 31, 2005 (Unaudited)

Investment Income
Dividends		$77,588
Interest		15,686
Security lending		24,037
Total income		117,311

Expenses
Management fee	$56,772
Transfer agent fees	44,177
Accounting and security lending
fees	5,059
Independent trustees’ compensation	35
Custodian fees and expenses	5,972
Registration fees	20,237
Audit	14,887
Legal	43
Miscellaneous	80
Total expenses before reductions	147,262
Expense reductions	(34,014)	113,248

Net investment income (loss)		4,063
Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:
Investment securities	1,211,665
Foreign currency transactions	779
Total net realized gain (loss)		1,212,444
Change in net unrealized appreci-
ation (depreciation) on investment
securities		1,708,155
Net gain (loss)		2,920,599
Net increase (decrease) in net as-
sets resulting from operations		$2,924,662

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 38

Statement of Changes in Net Assets
	Six months ended	Year ended
	August 31, 2005	February 28,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,063	$(126,707)
Net realized gain (loss)	1,212,444	1,327,705
Change in net unrealized appreciation (depreciation)	1,708,155	(800,263)
Net increase (decrease) in net assets resulting from operations	2,924,662	400,735
Share transactions
Proceeds from sales of shares	29,821,620	7,280,904
Cost of shares redeemed	(20,984,798)	(7,951,612)
Net increase (decrease) in net assets resulting from share transactions	8,836,822	(670,708)
Redemption fees	9,460	5,507
Total increase (decrease) in net assets	11,770,944	(264,466)

Net Assets
Beginning of period	12,004,684	12,269,150
End of period (including undistributed net investment income of $3,757 and accumulated net investment loss of $306,
respectively)	$23,775,628	$12,004,684

Other Information
Shares
Sold	2,081,543	545,145
Redeemed	(1,429,589)	(598,405)
Net increase (decrease)	651,954	(53,260)

Financial Highlights
	Six months ended
	August 31, 2005		Years ended February 28,
	(Unaudited)	2005	2004G	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 13.80	$ 13.29	$ 9.71	$ 11.58	$ 12.98	$ 9.57
Income from Investment Operations
Net investment income (loss)E	—H	(.14)	(.25)	(.20)	(.17)	(.13)
Net realized and unrealized gain (loss)	1.81	.64	3.83	(1.68)	(1.25)	3.51
Total from investment operations	1.81	.50	3.58	(1.88)	(1.42)	3.38
Redemption fees added to paid in capitalE		01.01	H	.01	.02	.03
Net asset value, end of period	$ 15.62	$ 13.80	$ 13.29	$ 9.71	$ 11.58	$ 12.98
Total ReturnB,C,D	13.19%	3.84%	36.87%	(16.15)%	(10.79)%	35.63%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.48%A	1.87%	2.57%	2.64%	2.00%	1.92%
Expenses net of voluntary waivers, if any	1.25%A	1.83%	2.50%	2.50%	2.00%	1.92%
Expenses net of all reductions	1.14%A	1.74%	2.50%	2.45%	1.98%	1.88%
Net investment income (loss)	04%A	(1.06)%	(2.12)%	(1.92)%	(1.32)%	(1.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,776	$ 12,005	$ 12,269	$ 9,987	$ 12,471	$ 24,668
Portfolio turnover rate	228%A	220%	90%	67%	109%	168%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. GFor the year ended February 29. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

39 Semiannual Report

Industrial Equipment Portfolio Investment Changes

Top Ten Stocks as of August 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Honeywell International, Inc.	9.2	8.5
Tyco International Ltd.	8.9	9.9
General Electric Co.	5.8	5.7
Applied Materials, Inc.	5.6	6.0
Caterpillar, Inc.	5.2	2.1
Halliburton Co.	4.1	1.2
ITT Industries, Inc.	4.1	4.6
Danaher Corp.	3.2	2.0
Dover Corp.	3.1	3.2
American Standard Companies, Inc.	2.7	4.5
	51.9

* Includes short term investments and net other assets.

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report 40

Industrial Equipment Portfolio Investments August 31, 2005 (Unaudited) Showing Percentage of Net Assets

Common Stocks 99.1%
	Shares	Value (Note 1)

AEROSPACE & DEFENSE – 11.6%
Aerospace & Defense 11.6%
Bombardier, Inc. Class B (sub. vtg.)	53,300	$141,439
Honeywell International, Inc.	102,500	3,923,699
Precision Castparts Corp.	9,000	870,120
		4,935,258

BUILDING PRODUCTS – 4.3%
Building Products – 4.3%
American Standard Companies, Inc.	25,600	1,167,360
Trex Co., Inc. (a)	2,600	62,686
York International Corp.	10,300	591,014
		1,821,060

COMMERCIAL SERVICES & SUPPLIES 0.5%
Office Services & Supplies – 0.5%
IKON Office Solutions, Inc.	22,000	221,980
CONSTRUCTION & ENGINEERING – 1.7%
Construction & Engineering – 1.7%
EMCOR Group, Inc. (a)	8,000	441,120
URS Corp. (a)	8,200	308,976
		750,096

ELECTRICAL EQUIPMENT – 6.9%
Electrical Components & Equipment – 6.9%
A.O. Smith Corp.	4,700	132,258
Cooper Industries Ltd. Class A	7,900	524,876
Emerson Electric Co.	12,700	854,456
Rockwell Automation, Inc.	17,500	910,700
Roper Industries, Inc.	13,200	508,464
		2,930,754

ELECTRONIC EQUIPMENT & INSTRUMENTS – 3.1%
Electronic Equipment & Instruments – 2.5%
Cognex Corp.	2,300	68,425
Napco Security Systems, Inc.	10,700	131,075
Newport Corp. (a)	15,300	204,102
Symbol Technologies, Inc.	75,200	690,336
		1,093,938
Electronic Manufacturing Services – 0.6%
Molex, Inc.	9,100	243,516

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		1,337,454

ENERGY EQUIPMENT & SERVICES 4.1%
Oil & Gas Equipment & Services – 4.1%
Halliburton Co.	28,500	1,766,145
HOUSEHOLD DURABLES – 0.6%
Household Appliances – 0.6%
Blount International, Inc. (a)	13,800	248,400

	Shares	Value (Note 1)

INDUSTRIAL CONGLOMERATES 16.5%
Industrial Conglomerates 16.5%
General Electric Co.	74,250	$ 2,495,543
Siemens AG sponsored ADR (d)	2,800	214,200
Textron, Inc.	7,700	549,010
Tyco International Ltd.	135,700	3,776,531
		7,035,284

MACHINERY – 33.1%
Construction & Farm Machinery & Heavy Trucks – 15.9%
AGCO Corp. (a)	33,100	679,543
Astec Industries, Inc. (a)	7,300	226,665
Bucyrus International, Inc. Class A	8,400	379,008
Caterpillar, Inc.	39,800	2,208,502
Cummins, Inc.	3,200	276,704
Deere & Co.	16,625	1,086,943
Manitowoc Co., Inc.	9,600	447,360
Navistar International Corp. (a)	25,200	805,392
Trinity Industries, Inc.	6,300	235,809
Wabash National Corp	6,700	139,494
Wabtec Corp.	11,400	296,400
		6,781,820
Industrial Machinery 17.2%
Actuant Corp. Class A	9,200	390,080
Albany International Corp. Class A	2,200	79,244
Crane Co.	900	26,649
Danaher Corp.	25,800	1,381,848
Donaldson Co., Inc.	7,200	220,608
Dover Corp.	32,800	1,334,960
Harsco Corp.	5,900	346,035
IDEX Corp.	3,400	147,900
Ingersoll Rand Co. Ltd. Class A	7,000	557,340
ITT Industries, Inc.	15,800	1,724,096
Pentair, Inc.	10,100	398,748
SPX Corp.	13,100	596,574
Watts Water Technologies, Inc. Class A .	3,900	132,054
		7,336,136

TOTAL MACHINERY		14,117,956

OFFICE ELECTRONICS – 2.7%
Office Electronics – 2.7%
Xerox Corp. (a)	64,400	863,604
Zebra Technologies Corp. Class A (a)	8,200	306,352
		1,169,956

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 10.1%
Semiconductor Equipment – 10.1%
Applied Materials, Inc.	130,900	2,396,779
Cascade Microtech, Inc.	2,700	36,450
FormFactor, Inc. (a)	4,400	119,548
KLA Tencor Corp.	13,300	675,108

See accompanying notes which are an integral part of the financial statements.

41 Semiannual Report

Industrial Equipment Portfolio Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value (Note 1)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – CONTINUED
Semiconductor Equipment – continued
Lam Research Corp. (a)	17,700	$ 561,090
Teradyne, Inc. (a)	30,400	510,720
		4,299,695

TRADING COMPANIES & DISTRIBUTORS – 3.9%
Trading Companies & Distributors – 3.9%
Fastenal Co.	4,100	248,378
Finning International, Inc.	1,200	39,021
Interline Brands, Inc.	13,600	271,048
W.W. Grainger, Inc.	7,200	463,104
Watsco, Inc.	5,000	243,800
WESCO International, Inc. (a)	12,000	416,400
		1,681,751

TOTAL COMMON STOCKS
(Cost $34,417,916)		42,315,789

Money Market Funds 0.9%

Fidelity Cash Central Fund, 3.6% (b)	173,234	173,234
Fidelity Securities Lending Cash Central
Fund, 3.61% (b)(c)	207,225	207,225
TOTAL MONEY MARKET FUNDS
(Cost $380,459)		380,459

TOTAL INVESTMENT PORTFOLIO	100.0%
(Cost $34,798,375)		42,696,248

NET OTHER ASSETS 0.0%		(2,973)
NET ASSETS 100%		$42,693,275

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 42

Industrial Equipment Portfolio Financial Statements

Statement of Assets and Liabilities
	August 31, 2005 (Unaudited)

Assets
Investment in securities, at value (in-
cluding securities loaned of
$206,550) (cost $34,798,375) —
See accompanying schedule		$42,696,248
Receivable for investments sold		233,019
Receivable for fund shares sold		173,615
Dividends receivable		61,990
Interest receivable		943
Prepaid expenses		53
Other affiliated receivables		42
Other receivables		473
Total assets		43,166,383

Liabilities
Payable for fund shares redeemed . $	219,450
Accrued management fee	20,252
Other affiliated payables	11,937
Other payables and accrued
expenses	14,244
Collateral on securities loaned, at
value	207,225
Total liabilities		473,108

Net Assets		$42,693,275
Net Assets consist of:
Paid in capital		$32,700,983
Undistributed net investment income		26,266
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions		2,068,151
Net unrealized appreciation
(depreciation) on investments and
assets and liabilities in foreign
currencies		7,897,875
Net Assets, for 1,592,123 shares
outstanding		$42,693,275
Net Asset Value, offering price and
redemption price per share
($42,693,275 ÷ 1,592,123
shares)		$26.82

Statement of Operations
Six months ended August 31, 2005 (Unaudited)

Investment Income
Dividends		$242,299
Interest		6,087
Security lending		5,986
Total income		254,372

Expenses
Management fee	$123,747
Transfer agent fees	62,174
Accounting and security lending
fees	11,279
Independent trustees’ compensation	96
Custodian fees and expenses	3,685
Registration fees	13,669
Audit	14,964
Legal	84
Miscellaneous	263
Total expenses before reductions	229,961
Expense reductions	(1,877)	228,084

Net investment income (loss)		26,288
Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:
Investment securities	2,139,621
Foreign currency transactions	2
Total net realized gain (loss)		2,139,623
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities	(1,467,302)
Assets and liabilities in foreign
currencies	2
Total change in net unrealized
appreciation (depreciation)		(1,467,300)
Net gain (loss)		672,323
Net increase (decrease) in net as-
sets resulting from operations		$698,611

See accompanying notes which are an integral part of the financial statements.

43 Semiannual Report

Industrial Equipment Portfolio Financial Statements - continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	August 31, 2005	February 28,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,288	$ (79,910)
Net realized gain (loss)	2,139,623	3,085,331
Change in net unrealized appreciation (depreciation)	(1,467,300)	1,721,913
Net increase (decrease) in net assets resulting from operations	698,611	4,727,334
Distributions to shareholders from net realized gain	(989,007)	(1,909,931)
Share transactions
Proceeds from sales of shares	6,861,286	34,460,298
Reinvestment of distributions	959,704	1,826,457
Cost of shares redeemed	(11,148,292)	(59,200,952)
Net increase (decrease) in net assets resulting from share transactions	(3,327,302)	(22,914,197)
Redemption fees	5,997	18,579
Total increase (decrease) in net assets	(3,611,701)	(20,078,215)

Net Assets
Beginning of period	46,304,976	66,383,191
End of period (including undistributed net investment income of $26,266 and accumulated net investment loss of $22,
respectively)	$42,693,275	$ 46,304,976

Other Information
Shares
Sold	260,745	1,377,884
Issued in reinvestment of distributions	38,886	71,580
Redeemed	(432,116)	(2,422,974)
Net increase (decrease)	(132,485)	(973,510)

Financial Highlights
	Six months ended
	August 31, 2005		Years ended February 28,
	(Unaudited)	2005	2004G	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 26.85	$ 24.60	$ 16.00	$ 22.54	$ 21.69	$ 26.38
Income from Investment Operations
Net investment income (loss)E	02	(.04)	(.02)	(.12)	(.03)	(.02)
Net realized and unrealized gain (loss)	53	3.26	8.59	(6.43)	.88	(2.03)
Total from investment operations	55	3.22	8.57	(6.55)	.85	(2.05)
Distributions from net realized gain	(.58)	(.98)	—	—	(.03)	(2.67)
Redemption fees added to paid in capitalE	—H	.01	.03	.01	.03	.03
Net asset value, end of period	$ 26.82	$ 26.85	$ 24.60	$ 16.00	$ 22.54	$ 21.69
Total ReturnB,C,D	2.24%	13.37%	53.75%	(29.02)%	4.07%	(7.69)%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.06%A	1.07%	1.37%	1.77%	1.46%	1.48%
Expenses net of voluntary waivers, if any	1.06%A	1.07%	1.37%	1.77%	1.46%	1.48%
Expenses net of all reductions	1.05%A	1.06%	1.33%	1.76%	1.45%	1.48%
Net investment income (loss)	12%A	(.17)%	(.08)%	(.62)%	(.16)%	(.06)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,693	$ 46,305	$ 66,383	$ 17,459	$ 24,775	$ 21,392
Portfolio turnover rate	32%A	51%	95%	123%	131%	48%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. GFor the year ended February 29. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 44

Industrial Materials Portfolio Investment Changes

Top Ten Stocks as of August 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Alcoa, Inc.	6.1	3.9
E.I. du Pont de Nemours & Co.	5.9	3.7
Burlington Northern Santa Fe
Corp.	5.3	2.1
3M Co.	5.0	4.3
Dow Chemical Co.	4.8	6.3
Canadian National Railway Co.	4.4	3.0
Cameco Corp.	4.3	1.1
Praxair, Inc.	4.3	3.3
Norfolk Southern Corp.	4.1	2.7
Falconbridge Ltd.	4.0	0.0
	48.2

* Includes short term investments and net other assets.

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

45 Semiannual Report

Industrial Materials Portfolio Investments August 31, 2005 (Unaudited) Showing Percentage of Net Assets

Common Stocks 96.5%
	Shares	Value (Note 1)

BUILDING PRODUCTS – 3.8%
Building Products – 3.8%
Masco Corp. (d)	150,000	$ 4,602,000
CHEMICALS – 24.7%
Commodity Chemicals – 0.6%
NOVA Chemicals Corp.	21,600	690,188
Diversified Chemicals 10.7%
Dow Chemical Co.	133,900	5,784,480
E.I. du Pont de Nemours & Co. (d)	180,000	7,122,600
		12,907,080
Fertilizers & Agricultural Chemicals 0.4%
Agrium, Inc.	25,000	539,152
Industrial Gases 9.4%
Air Products & Chemicals, Inc.	78,200	4,332,280
Airgas, Inc.	64,700	1,820,011
Praxair, Inc.	107,100	5,172,930
		11,325,221
Specialty Chemicals – 3.6%
Albemarle Corp.	75,000	2,723,250
Chemtura Corp.	8,100	138,996
Cytec Industries, Inc.	31,000	1,475,600
		4,337,846

TOTAL CHEMICALS		29,799,487

COMMERCIAL SERVICES & SUPPLIES 0.7%
Diversified Commercial & Professional Services 0.7%
Ritchie Brothers Auctioneers, Inc.	20,000	838,200
CONSTRUCTION MATERIALS 6.9%
Construction Materials – 6.9%
Florida Rock Industries, Inc.	65,000	3,679,000
Lafarge North America, Inc.	14,077	970,609
Martin Marietta Materials, Inc.	50,000	3,616,000
		8,265,609

CONTAINERS & PACKAGING 1.8%
Metal & Glass Containers 0.9%
Pactiv Corp. (a)	57,300	1,112,193
Paper Packaging – 0.9%
Smurfit Stone Container Corp. (a)	100,000	1,104,000
TOTAL CONTAINERS & PACKAGING		2,216,193

INDUSTRIAL CONGLOMERATES 5.0%
Industrial Conglomerates 5.0%
3M Co.	85,000	6,047,750
LEISURE EQUIPMENT & PRODUCTS – 0.4%
Leisure Products 0.4%
Polaris Industries, Inc.	10,000	526,800

	Shares	Value (Note 1)

MACHINERY – 1.1%
Construction & Farm Machinery & Heavy Trucks – 1.1%
Bucyrus International, Inc. Class A	30,000	$ 1,353,600
MARINE 0.6%
Marine – 0.6%
Odfjell ASA (A Shares)	30,000	700,847
METALS & MINING 20.6%
Aluminum – 6.1%
Alcoa, Inc.	273,598	7,329,690
Novelis, Inc.	40	923
		7,330,613
Diversified Metals & Mining – 8.4%
Canico Resource Corp. (a)	30,000	356,346
Falconbridge Ltd. (d)	205,464	4,784,150
FNX Mining Co., Inc. (a)	35,000	402,763
Inmet Mining Corp. (a)	30,600	475,608
Peru Copper, Inc.	930,000	1,214,355
Peru Copper, Inc. warrants 3/18/06 (a)	365,000	30,748
Phelps Dodge Corp.	20,000	2,150,600
Teck Cominco Ltd. Class B (sub. vtg.)	20,000	779,074
		10,193,644
Gold – 3.3%
Goldcorp, Inc.	100,000	1,802,788
Placer Dome, Inc.	150,000	2,181,037
		3,983,825
Steel 2.8%
IPSCO, Inc.	26,200	1,677,436
Nucor Corp.	30,000	1,694,400
		3,371,836

TOTAL METALS & MINING		24,879,918

OIL, GAS & CONSUMABLE FUELS 9.1%
Coal & Consumable Fuels 9.1%
Arch Coal, Inc.	30,000	1,926,000
Cameco Corp.	103,900	5,237,670
CONSOL Energy, Inc.	40,000	2,788,000
Massey Energy Co.	20,000	1,016,000
		10,967,670

ROAD & RAIL – 20.4%
Railroads 20.4%
Burlington Northern Santa Fe Corp.	120,000	6,362,400
Canadian National Railway Co.	79,950	5,275,670
CSX Corp.	88,100	3,870,233
Norfolk Southern Corp.	140,000	4,985,400
Union Pacific Corp.	60,400	4,123,508
		24,617,211

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 46

Common Stocks continued
	Shares	Value (Note 1)
TRADING COMPANIES & DISTRIBUTORS – 1.4%
Trading Companies & Distributors – 1.4%
Finning International, Inc.	50,000	$ 1,625,879
TOTAL COMMON STOCKS
(Cost $104,929,918)		116,441,164
Money Market Funds 13.4%
Fidelity Cash Central Fund, 3.6% (b)	3,453,813	3,453,813
Fidelity Securities Lending Cash
Central Fund, 3.61% (b)(c)	12,633,800	12,633,800
TOTAL MONEY MARKET FUNDS
(Cost $16,087,613)		16,087,613
TOTAL INVESTMENT PORTFOLIO	109.9%
(Cost $121,017,531)		132,528,777

NET OTHER ASSETS (9.9)%		(11,889,827)
NET ASSETS 100%		$120,638,950

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	76.3%
Canada	23.1%
Others (individually less than 1%)	0.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

47 Semiannual Report

Industrial Materials Portfolio Financial Statements

Statement of Assets and Liabilities
	August 31, 2005 (Unaudited)

Assets
Investment in securities, at value
(including securities loaned of
$12,445,027) (cost
$121,017,531) — See accompa-
nying schedule		$132,528,777
Receivable for investments sold		1,857,438
Receivable for fund shares sold		772,602
Dividends receivable		185,950
Interest receivable		15,183
Prepaid expenses		114
Other affiliated receivables		614
Other receivables		10,902
Total assets		135,371,580

Liabilities
Payable for investments purchased $	1,156,492
Payable for fund shares redeemed	828,512
Accrued management fee	57,272
Other affiliated payables	40,366
Other payables and accrued
expenses	16,188
Collateral on securities loaned, at
value	12,633,800
Total liabilities		14,732,630

Net Assets		$120,638,950
Net Assets consist of:
Paid in capital		$106,645,712
Undistributed net investment income		499,539
Accumulated undistributed net real-
ized gain (loss) on investments
and foreign currency transactions		1,982,078
Net unrealized appreciation (de-
preciation) on investments and
assets and liabilities in foreign
currencies		11,511,621
Net Assets, for 3,055,334 shares
outstanding		$120,638,950
Net Asset Value, offering price and
redemption price per share
($120,638,950 ÷ 3,055,334
shares)		$39.48

Statement of Operations
Six months ended August 31, 2005 (Unaudited)

Investment Income
Dividends		$1,058,328
Interest		93,159
Security lending		22,185
Total income		1,173,672

Expenses
Management fee	$376,902
Transfer agent fees	233,707
Accounting and security lending
fees	33,477
Independent trustees’
compensation	292
Custodian fees and expenses	10,422
Registration fees	34,217
Audit	15,223
Legal	218
Miscellaneous	613
Total expenses before reductions	705,071
Expense reductions	(40,435)	664,636

Net investment income (loss)		509,036
Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:
Investment securities	2,141,799
Foreign currency transactions	7,019
Total net realized gain (loss)		2,148,818
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities	(9,905,476)
Assets and liabilities in foreign
currencies	319
Total change in net unrealized ap-
preciation (depreciation)		(9,905,157)
Net gain (loss)		(7,756,339)
Net increase (decrease) in net as-
sets resulting from operations .		$(7,247,303)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 48

Statement of Changes in Net Assets
	Six months ended	Year ended
	August 31, 2005	February 28,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$509,036	$ 476,635
Net realized gain (loss)	2,148,818	2,490,630
Change in net unrealized appreciation (depreciation)	(9,905,157)	11,324,068
Net increase (decrease) in net assets resulting from operations	(7,247,303)	14,291,333
Distributions to shareholders from net investment income	(116,704)	(397,474)
Distributions to shareholders from net realized gain	(1,789,465)	(2,652,984)
Total distributions	(1,906,169)	(3,050,458)
Share transactions
Proceeds from sales of shares	78,582,985	146,550,908
Reinvestment of distributions	1,802,960	2,862,267
Cost of shares redeemed	(95,103,967)	(151,431,505)
Net increase (decrease) in net assets resulting from share transactions	(14,718,022)	(2,018,330)
Redemption fees	68,608	88,512
Total increase (decrease) in net assets	(23,802,886)	9,311,057

Net Assets
Beginning of period	144,441,836	135,130,779
End of period (including undistributed net investment income of $499,539 and undistributed net investment income	$120,638,950	$ 144,441,836
of $126,961, respectively)

Other Information
Shares
Sold	1,967,180	4,065,953
Issued in reinvestment of distributions	49,087	81,436
Redeemed	(2,502,774)	(4,360,623)
Net increase (decrease)	(486,507)	(213,234)

Financial Highlights
	Six months ended
	August 31, 2005		Years ended February 28,
	(Unaudited)	2005	2004H	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 40.78	$ 35.99	$ 23.83	$ 25.89	$ 23.11	$ 19.64
Income from Investment Operations
Net investment income (loss)E		15.15	.13F	.04F	.10	.16
Net realized and unrealized gain (loss)	(.98)	5.47	12.07	(1.69)	2.81	3.33
Total from investment operations	(.83)	5.62	12.20	(1.65)	2.91	3.49
Distributions from net investment income	(.03)	(.12)	(.12)	(.46)	(.20)	(.11)
Distributions from net realized gain	(.46)	(.74)	—	—	—	—
Total distributions	(.49)	(.86)	(.12)	(.46)	(.20)	(.11)
Redemption fees added to paid in capitalE		02.03	.08	.05	.07	.09
Net asset value, end of period	$ 39.48	$ 40.78	$ 35.99	$ 23.83	$ 25.89	$ 23.11
Total ReturnB,C,D	(1.90)%	16.09%	51.73%	(6.16)%	12.98%	18.28%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.07%A	1.06%	1.31%	1.57%	1.57%	1.80%
Expenses net of voluntary waivers, if any	1.07%A	1.06%	1.31%	1.57%	1.57%	1.80%
Expenses net of all reductions	1.01%A	1.02%	1.17%	1.42%	1.49%	1.78%
Net investment income (loss)	77%A	.42%	.43%	.16%	.42%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 120,639	$ 144,442	$ 135,131	$ 41,275	$ 27,461	$ 31,721
Portfolio turnover rate	135%A	89%	175%	226%	230%	141%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.07 per share. GExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. HFor the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

49 Semiannual Report

Transportation Portfolio Investment Changes

Top Ten Stocks as of August 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Burlington Northern Santa Fe
Corp.	6.8	5.3
Norfolk Southern Corp.	6.5	5.0
Canadian National Railway Co.	5.5	5.2
CSX Corp.	4.4	3.9
FedEx Corp.	4.1	4.9
Canadian Pacific Railway Ltd.	3.6	2.9
PACCAR, Inc.	3.4	4.4
Valero Energy Corp.	3.2	0.0
C.H. Robinson Worldwide, Inc.	2.9	2.0
OMI Corp.	2.9	1.8
	43.3

* Includes short term investments and net other assets.

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report 50

Transportation Portfolio Investments August 31, 2005 (Unaudited) Showing Percentage of Net Assets

Common Stocks 99.2%
	Shares	Value (Note 1)

AEROSPACE & DEFENSE – 0.6%
Aerospace & Defense – 0.6%
The Boeing Co.	5,300	$355,206
AIR FREIGHT & LOGISTICS – 20.5%
Air Freight & Logistics – 20.5%
C.H. Robinson Worldwide, Inc.	26,200	1,617,850
Dynamex, Inc. (a)	31,300	563,400
EGL, Inc. (a)	41,700	1,046,253
Expeditors International of Washington,
Inc.	25,960	1,441,040
FedEx Corp.	28,400	2,312,896
Forward Air Corp.	28,750	1,014,300
Hub Group, Inc. Class A (a)	30,030	968,468
Pacer International, Inc. (a)	5,700	149,568
United Parcel Service, Inc. Class B	17,800	1,261,842
UTI Worldwide, Inc.	15,700	1,184,722
		11,560,339

AIRLINES 9.7%
Airlines – 9.7%
ACE Aviation Holdings, Inc. Class A (a) .	9,000	275,372
AirTran Holdings, Inc. (a)	46,500	480,345
Alaska Air Group, Inc. (a)	4,700	158,484
AMR Corp. (a)(d)	90,200	1,135,618
Delta Air Lines, Inc. (a)(d)	46,200	53,592
ExpressJet Holdings, Inc. Class A (a)	13,500	128,385
Frontier Airlines, Inc. (a)	19,900	215,915
JetBlue Airways Corp. (a)(d)	45,325	863,441
Mesa Air Group, Inc. (a)	16,500	130,350
Northwest Airlines Corp. (a)(d)	42,100	211,763
Pinnacle Airlines Corp. (a)	15,500	149,730
Republic Airways Holdings, Inc. (a)	8,700	116,754
Ryanair Holdings PLC sponsored ADR (a)	12,000	549,480
Southwest Airlines Co.	78,087	1,040,119
		5,509,348

AUTO COMPONENTS – 2.3%
Auto Parts & Equipment 2.3%
Delphi Corp.	22,800	126,540
Lear Corp.	10,900	410,930
TRW Automotive Holdings Corp. (a)	26,300	771,905
		1,309,375

HOUSEHOLD DURABLES – 0.2%
Consumer Electronics – 0.2%
Harman International Industries, Inc.	872	90,165
MACHINERY – 6.8%
Construction & Farm Machinery & Heavy Trucks – 6.8%
Cummins, Inc.	12,200	1,054,934
FreightCar America, Inc.	9,200	351,900
PACCAR, Inc.	26,875	1,883,400

	Shares	Value (Note 1)
Wabash National Corp	10,900	$226,938
Wabtec Corp.	11,500	299,000
		3,816,172

MARINE 6.4%
Marine – 6.4%
Alexander & Baldwin, Inc.	12,000	628,920
Diana Shipping, Inc.	22,900	320,829
DryShips, Inc.	11,700	186,966
Excel Maritime Carriers Ltd. (a)	12,200	177,510
Kirby Corp. (a)	6,400	300,800
Odfjell ASA:
(A Shares)	8,600	200,909
(B Shares)	38,500	811,893
Pacific Basin Shipping Ltd.	196,000	92,684
Stolt Nielsen SA	23,600	912,104
		3,632,615

METALS & MINING – 0.1%
Diversified Metals & Mining – 0.1%
Titanium Metals Corp. (a)	800	52,936
OIL, GAS & CONSUMABLE FUELS 13.3%
Oil & Gas Refining & Marketing – 3.2%
Valero Energy Corp.	16,700	1,778,550
Oil & Gas Storage & Transport 10.1%
Frontline Ltd. (e)	6,200	289,197
General Maritime Corp.	17,700	661,272
OMI Corp.	84,400	1,614,572
Overseas Shipholding Group, Inc.	12,400	758,260
Teekay Shipping Corp.	29,300	1,352,195
Top Tankers, Inc.	58,200	896,862
Tsakos Energy Navigation Ltd.	3,500	135,730
		5,708,088

TOTAL OIL, GAS & CONSUMABLE FUELS		7,486,638

ROAD & RAIL – 36.2%
Railroads 29.5%
Burlington Northern Santa Fe Corp.	72,600	3,849,251
Canadian National Railway Co.	46,750	3,084,897
Canadian Pacific Railway Ltd.	54,100	2,042,679
CSX Corp.	56,600	2,486,438
Florida East Coast Industries, Inc. Class A	2,600	111,956
Kansas City Southern (a)	21,750	437,393
Norfolk Southern Corp.	102,600	3,653,586
Union Pacific Corp.	14,500	989,915
		16,656,115
Trucking 6.7%
CNF, Inc.	4,600	232,162
Heartland Express, Inc.	10,843	215,993
J.B. Hunt Transport Services, Inc.	34,400	621,608
Knight Transportation, Inc.	5,400	127,926
Laidlaw International, Inc.	31,700	784,575

See accompanying notes which are an integral part of the financial statements.

51 Semiannual Report

Transportation Portfolio Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value (Note 1)

ROAD & RAIL – CONTINUED
Trucking – continued
Landstar System, Inc.	32,870	$ 1,193,838
U.S. Xpress Enterprises, Inc. Class A (a)	. 10,900	143,553
Yellow Roadway Corp. (a)	9,774	457,912
		3,777,567

TOTAL ROAD & RAIL		20,433,682

SOFTWARE 2.3%
Application Software 2.3%
NAVTEQ Corp.	28,300	1,317,082
TRADING COMPANIES & DISTRIBUTORS – 0.8%
Trading Companies & Distributors – 0.8%
GATX Corp.	11,100	449,883
TOTAL COMMON STOCKS
(Cost $41,594,206)		56,013,441

Money Market Funds 4.2%

Fidelity Cash Central Fund, 3.6% (b)	25,069	25,069
Fidelity Securities Lending Cash Central
Fund, 3.61% (b)(c)	2,335,255	2,335,255
TOTAL MONEY MARKET FUNDS
(Cost $2,360,324)		2,360,324

Cash Equivalents 0.0%
	Maturity
	Amount
Investments in repurchase
agreements (Collateralized by
U.S. Treasury Obligations, in a
joint trading account at 3.54%,
dated 8/31/05 due 9/1/05)
(Cost $32,000) $	32,003	32,000

TOTAL INVESTMENT PORTFOLIO 103.4%
(Cost $43,986,530)		58,405,765

NET OTHER ASSETS (3.4)%		(1,942,131)
NET ASSETS 100%		$56,463,634

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $289,197 or 0.5% of net assets.

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	73.7%
Canada	9.6%
Marshall Islands	9.0%
British Virgin Islands	2.1%
Norway	1.8%
Luxembourg	1.6%
Ireland	1.0%
Others (individually less than 1%)	1.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 52

Transportation Portfolio Financial Statements

Statement of Assets and Liabilities
	August 31, 2005 (Unaudited)

Assets
Investment in securities, at value
(including securities loaned of
$2,244,381 and repurchase
agreements of $32,000)(cost
$43,986,530) — See accompa-
nying schedule		$58,405,765
Cash		12,393
Receivable for investments sold		1,332,652
Receivable for fund shares sold		218,910
Dividends receivable		62,477
Interest receivable		2,073
Prepaid expenses		83
Other affiliated receivables		42
Other receivables		3,391
Total assets		60,037,786

Liabilities
Payable for fund shares redeemed $	1,168,681
Accrued management fee	28,775
Other affiliated payables	23,808
Other payables and accrued
expenses	17,633
Collateral on securities loaned, at
value	2,335,255
Total liabilities		3,574,152

Net Assets		$56,463,634
Net Assets consist of:
Paid in capital		$39,469,531
Undistributed net investment
income		191,207
Accumulated undistributed net
realized gain (loss) on invest-
ments and foreign currency
transactions		2,382,917
Net unrealized appreciation (de-
preciation) on investments and
assets and liabilities in foreign
currencies		14,419,979
Net Assets, for 1,328,555 shares
outstanding		$56,463,634
Net Asset Value, offering price
and redemption price per share
($56,463,634 ÷ 1,328,555
shares)		$42.50

Statement of Operations
Six months ended August 31, 2005 (Unaudited)

Investment Income
Dividends		$559,478
Interest		17,150
Security lending		23,802
Total income		600,430

Expenses
Management fee	$204,878
Transfer agent fees	140,820
Accounting and security lending
fees	18,301
Independent trustees’
compensation	166
Custodian fees and expenses	14,489
Registration fees	21,850
Audit	15,059
Legal	118
Miscellaneous	413
Total expenses before reductions	416,094
Expense reductions	(6,893)	409,201

Net investment income (loss)		191,229
Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:
Investment securities	2,482,318
Foreign currency transactions	3,439
Total net realized gain (loss)		2,485,757
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities	(3,328,368)
Assets and liabilities in foreign
currencies	759
Total change in net unrealized ap-
preciation (depreciation)		(3,327,609)
Net gain (loss)		(841,852)
Net increase (decrease) in net as-
sets resulting from operations .		$(650,623)

See accompanying notes which are an integral part of the financial statements.

53 Semiannual Report

Transportation Portfolio Financial Statements - continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	August 31, 2005	February 28,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$191,229	$ 352,423
Net realized gain (loss)	2,485,757	2,176,503
Change in net unrealized appreciation (depreciation)	(3,327,609)	11,247,461
Net increase (decrease) in net assets resulting from operations	(650,623)	13,776,387
Distributions to shareholders from net investment income	—	(342,863)
Distributions to shareholders from net realized gain	(621,609)	(412,552)
Total distributions	(621,609)	(755,415)
Share transactions
Proceeds from sales of shares	31,054,780	162,382,077
Reinvestment of distributions	596,868	709,864
Cost of shares redeemed	(55,901,846)	(131,804,654)
Net increase (decrease) in net assets resulting from share transactions	(24,250,198)	31,287,287
Redemption fees	27,779	66,613
Total increase (decrease) in net assets	(25,494,651)	44,374,872

Net Assets
Beginning of period	81,958,285	37,583,413
End of period (including undistributed net investment income of $191,207 and accumulated net investment loss of
$22, respectively)	$56,463,634	$ 81,958,285
Other Information
Shares
Sold	754,172	4,251,511
Issued in reinvestment of distributions	15,391	16,729
Redeemed	(1,388,537)	(3,465,029)
Net increase (decrease)	(618,974)	803,211

Financial Highlights
	Six months ended
	August 31, 2005		Years ended February 28,
	(Unaudited)	2005	2004H	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 42.08	$ 32.84	$ 22.80	$ 30.95	$ 29.20	$ 20.96
Income from Investment Operations
Net investment income (loss)E	11	.20F	(.12)	(.18)	(.06)	(.06)
Net realized and unrealized gain (loss)	59	9.24	10.13	(8.02)	1.99	8.50
Total from investment operations	70	9.44	10.01	(8.20)	1.93	8.44
Distributions from net investment income	—	(.11)	—	—	—	—
Distributions from net realized gain	(.30)	(.13)	—	—	(.23)	(.31)
Total distributions	(.30)	(.24)	—	—	(.23)	(.31)
Redemption fees added to paid in capitalE		02.04	.03	.05	.05	.11
Net asset value, end of period	$ 42.50	$ 42.08	$ 32.84	$ 22.80	$ 30.95	$ 29.20
Total ReturnB,C,D	1.78%	28.86%	44.04%	(26.33)%	6.85%	41.09%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.16%A	1.17%	1.57%	1.77%	1.44%	1.87%
Expenses net of voluntary waivers, if any	1.16%A	1.17%	1.57%	1.77%	1.44%	1.87%
Expenses net of all reductions	1.14%A	1.14%	1.53%	1.75%	1.40%	1.84%
Net investment income (loss)	53%A	.53%F	(.40)%	(.67)%	(.21)%	(.25)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,464	$ 81,958	$ 37,583	$ 21,820	$ 71,526	$ 57,572
Portfolio turnover rate	49%A	148%	86%	47%	155%	137%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.09 per share and an in kind dividend received in a corporate reorgani zation which amounted to $.08 per share. Excluding these dividends, the ratio of net investment income to average net assets would have been .06%. GExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. HFor the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 54

Notes to Financial Statements For the period ended August 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Air Transportation Portfolio, Automotive Portfolio, Chemicals Portfolio, Construction and Housing Portfolio, Cyclical Industries Portfolio, Defense and Aerospace Portfolio, Environmental Portfolio, Industrial Equipment Portfolio, Industrial Materials Portfolio, and Transportation Portfolio (the funds) are non diversified funds of Fidelity Select Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. In addition, each fund intends to calculate a NAV each hour on the hour (until one hour prior to the close of business on the NYSE) under normal business conditions. Each fund’s investments are valued as of these times for the purpose of computing the fund’s hourly NAV. Fidelity may suspend the calculation of one or more hourly NAVs for funds for any period in which prices for a portion of the stocks or securities held by the funds are not readily available.

Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open end investment companies are valued at their net asset value each business day.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Pur chases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the funds are informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

55 Semiannual Report

Notes to Financial Statements (Unaudited) continued 1. Significant Accounting Policies continued Income Tax Information and Distributions to Shareholders continued

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to short term capital gains, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each fund:

	Cost for Federal			Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation/
	Purposes	Appreciation	Depreciation	(Depreciation)
Air Transportation Portfolio	$ 34,018,474	$ 9,611,448	$ (1,700,289)	$ 7,911,159
Automotive Portfolio	37,625,910	1,895,414	(731,156)	1,164,258
Chemicals Portfolio	153,444,720	28,173,701	(6,161,421)	22,012,280
Construction and Housing Portfolio	242,561,050	57,395,026	(7,096,320)	50,298,706
Cyclical Industries Portfolio	52,907,299	10,022,149	(918,986)	9,103,163
Defense and Aerospace Portfolio	694,673,594	177,630,709	(9,405,548)	168,225,161
Environmental Portfolio	23,754,906	2,576,082	(1,199,902)	1,376,180
Industrial Equipment Portfolio	34,841,825	9,717,224	(1,862,801)	7,854,423
Industrial Materials Portfolio	121,049,188	15,795,842	(4,316,253)	11,479,589
Transportation Portfolio	44,018,281	15,685,711	(1,298,227)	14,387,484

Trading (Redemption) Fees. Shares in the funds held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital. Shareholders are also subject to an additional $7.50 fee for shares exchanged into another Fidelity fund (see Note 4).

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Air Transportation Portfolio	8,992,812	11,398,274
Automotive Portfolio	23,602,603	8,219,771
Chemicals Portfolio	190,911,425	218,028,750
Construction and Housing Portfolio	260,926,191	208,809,283
Cyclical Industries Portfolio	53,953,534	56,562,775
Defense and Aerospace Portfolio	283,562,689	136,678,085
Environmental Portfolio	30,315,480	21,214,601
Industrial Equipment Portfolio	6,757,902	10,533,568
Industrial Materials Portfolio	84,732,325	94,937,242
Transportation Portfolio	17,109,179	41,162,982

Semiannual Report

56

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly manage ment fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund’s average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund’s annualized management fee rate expressed as a percentage of each fund’s average net assets was as follows:

	Individual Rate	Group Rate	Total
Air Transportation Portfolio	30%	.27%	.57%
Automotive Portfolio	30%	.27%	.57%
Chemicals Portfolio	30%	.27%	.57%
Construction and Housing Portfolio	30%	.27%	.57%
Cyclical Industries Portfolio	30%	.27%	.57%
Defense and Aerospace Portfolio	30%	.27%	.57%
Environmental Portfolio	30%	.27%	.57%
Industrial Equipment Portfolio	30%	.27%	.57%
Industrial Materials Portfolio	30%	.27%	.57%
Transportation Portfolio	30%	.27%	.57%

Sales Load. Fidelity Distributors Corporation (FDC), an affiliate of FMR, is the general distributor of the funds. Shares purchased prior to October 12, 1990, were subject to a 1% deferred sales charge upon redemption or exchange to any other Fidelity fund (other than Select funds). Effective July 1, 2005, the deferred sales charge was eliminated. For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Air Transportation Portfolio	$ 45
Automotive Portfolio	3
Chemicals Portfolio	824
Construction and Housing Portfolio	565
Cyclical Industries Portfolio	122
Defense and Aerospace Portfolio	82
Environmental Portfolio	836
Industrial Equipment Portfolio	417
Industrial Materials Portfolio	227
Transportation Portfolio	29

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds’ transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Air Transportation Portfolio	39%
Automotive Portfolio	40%
Chemicals Portfolio	35%
Construction and Housing Portfolio	39%
Cyclical Industries Portfolio	36%
Defense and Aerospace Portfolio	35%
Environmental Portfolio	44%
Industrial Equipment Portfolio	29%
Industrial Materials Portfolio	35%
Transportation Portfolio	39%

Accounting and Security Lending Fees. FSC maintains each fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

57 Semiannual Report

Notes to Financial Statements (Unaudited) continued 4. Fees and Other Transactions with Affiliates continued

Affiliated Central Funds. Certain funds may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR. The Money Market Central Funds do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Money Market Central Funds are noted in the table below:

Income Distributions
Air Transportation Portfolio	$72,210
Automotive Portfolio	17,086
Chemicals Portfolio	101,401
Construction and Housing Portfolio	312,995
Cyclical Industries Portfolio	34,987
Defense and Aerospace Portfolio	919,649
Environmental Portfolio	28,778
Industrial Equipment Portfolio	53,718
Industrial Materials Portfolio	180,127
Transportation Portfolio	68,418

Exchange Fees. FSC receives the proceeds of $7.50 to cover administrative costs associated with exchanges out of the funds to any other Fidelity Select fund or to any other Fidelity fund. For the period, exchange fees retained by FSC were as follows:

Retained
by FSC
Air Transportation Portfolio	$ 255
Automotive Portfolio	143
Chemicals Portfolio	4,440
Construction and Housing Portfolio	4,868
Cyclical Industries Portfolio	1,170
Defense and Aerospace Portfolio	3,653
Environmental Portfolio	120
Industrial Equipment Portfolio	413
Industrial Materials Portfolio	2,385
Transportation Portfolio	1,830

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Air Transportation Portfolio	$ 2,083
Automotive Portfolio	6,747
Chemicals Portfolio	25,721
Construction and Housing Portfolio	13,663
Cyclical Industries Portfolio	5,739
Defense and Aerospace Portfolio	4,902
Environmental Portfolio	4,355
Industrial Equipment Portfolio	788
Industrial Materials Portfolio	2,085
Transportation Portfolio	5,555

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applica ble fund’s activity in this program during the period for which loans were outstanding was as follows:

			Weighted	Interest Earned
	Borrower or	Average Daily	Average	(included in	Interest
	Lender	Loan Balance	Interest Rate	interest income)	Expense
Chemicals Portfolio	Borrower	$ 4,155,000	2.87%	—	$ 994

Semiannual Report

58

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emer gency purposes to fund shareholder redemptions or for other short term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund’s Statement of Assets and Liabilities.

7. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following funds were in reimbursement during the period:

	Expense	Reimbursement
	Limitations	from adviser
Automotive Portfolio	1.25%	$ 23,468
Environmental Portfolio	1.25%	22,901

Many of the brokers with whom FMR places trades on behalf of certain funds provided services to these funds in addition to trade execution. These services included payments of expenses on behalf of each applicable fund. In addition, through arrangements with each applicable fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund’s expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service	Custody expense	Transfer Agent
	Arrangements	reduction	expense reduction
Air Transportation Portfolio	$ 4,556	$—	$—
Automotive Portfolio	3,404	—	—
Chemicals Portfolio	71,165	—	541
Construction and Housing Portfolio	59,692	—	631
Cyclical Industries Portfolio	17,268	—	478
Defense and Aerospace Portfolio	65,613	71	2,454
Environmental Portfolio	11,113	—	—
Industrial Equipment Portfolio	1,877	—	—
Industrial Materials Portfolio	40,435	—	—
Transportation Portfolio	6,893	—	—

8. Other.

The funds’ organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

9. Litigation.

In October 2002, a lawsuit was commenced against Construction and Housing Portfolio and numerous other defendants as a defendants’ class action suit by the Chapter 11 estate of Owens Corning. The Owens Corning estate alleges that 16 dividend payments made by Owens Corning between 1996 and the filing of Owens Corning’s petition for Chapter 11 relief in October 2000 were fraudulent conveyances and, thus, the Owens Corning estate seeks to recover those dividends. During this period Construction and Housing Portfolio received dividends in the amount of $42,780. The lawsuit has been stayed by order of the Bankruptcy Court for the District of Delaware until February 24, 2006. The fund intends to defend the proceedings vigorously.

59 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Select Air Transportation
Select Automotive
Select Chemicals
Select Construction and Housing
Select Cyclical Industries
Select Defense and Aerospace
Select Environmental
Select Industrial Equipment
Select Industrial Materials
Select Transportation

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to each fund and its shareholders by Fidelity (including the investment performance of each fund); (2) the competitiveness of the man agement fee and total expenses of each fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (4) the extent to which economies of scale would be realized as each fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the backgrounds of the funds’ portfolio managers and the funds’ investment objectives and disciplines. The independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Invest ment Advisers’ investment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitor ing of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission

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dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, each fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market informa tion through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund’s absolute investment performance, as well as each fund’s relative investment performance measured against (i) a proprietary custom index (or a Goldman Sachs index that reflects the market sector in which the fund invests, in the case of Select Cyclical Industries), and (ii) a peer group of mutual funds over multiple periods. For each fund, the following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the fund’s returns, the returns of a proprietary custom index (or a Goldman Sachs index, in the case of Select Cyclical Industries) (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund. For each fund (other than Select Cyclical Industries), the fund’s proprietary custom index is an index developed and periodically revised by FMR that is a market capitalization weighted index of securities that meet the fund’s 80% name test.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for the one and five year periods and the fourth quartile for the three year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds that focus on different industries and sectors than the fund. The Board also stated that the relative investment performance of the fund has compared favorably to its benchmark over time, although the fund’s three year cumulative total return was lower than its benchmark.

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Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the fourth quartile for the one year period and the first quartile for the three and five year periods. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds that focus on different industries and sectors than the fund. The Board also stated that the relative investment performance of the fund was lower than its benchmark for certain periods, although the five year cumulative total return of the fund compared favorably to its benchmark.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for the one , three , and five year periods. The Board noted that FMR does not consider that Lipper peer group to be a meaningful compar ison for the fund, however, because the peer group includes funds that focus on different industries and sectors than the fund. The Board also stated that the relative investment performance of the fund has compared favorably to its benchmark over time.

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The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for the one , three , and five year periods. The Board noted that FMR does not consider that Lipper peer group to be a meaningful compar ison for the fund, however, because the peer group includes funds that focus on different industries and sectors than the fund. The Board also stated that the relative investment performance of the fund has compared favorably to its benchmark over time, although the fund’s three year cumulative total return was lower than its benchmark.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for the one year period and the second quartile for the three and five year periods. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds that focus on different industries and sectors than the fund. The Board also stated that the relative investment performance of the fund has compared favorably to its benchmark over time, although the fund’s three year cumulative total return was lower than its benchmark.

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Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for the one year period and the first quartile for the three and five year periods. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds that focus on different industries and sectors than the fund. The Board also stated that the relative investment performance of the fund was lower than its benchmark for certain periods, although the five year cumulative total return of the fund compared favorably to its benchmark. In the absence of a meaningful peer group comparison for the fund and in consideration of the fund’s exposure to a narrow market sector, the Board focused its review on the fund’s relative investment performance measured against its benchmark. In light of that comparison, the Board discussed with FMR actions to be taken by FMR to improve the fund’s below benchmark performance.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the fourth quartile for the one year period, the third quartile for the three year period, and the second quartile for the five year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds that focus on different industries and sectors than the fund. The Board also stated that the relative investment performance of the fund has compared favorably to its benchmark over time, although the fund’s one year cumulative total return was lower than its benchmark.

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The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the third quartile for the one , three , and five year periods. The Board noted that FMR does not consider that Lipper peer group to be a meaningful com parison for the fund, however, because the peer group includes funds that focus on different industries and sectors than the fund. The Board also stated that the investment performance of the fund was lower than its benchmark over time. In the absence of a meaningful peer group comparison for the fund and in consideration of the fund’s exposure to a narrow market sector, the Board focused its review on the fund’s relative investment performance measured against its benchmark. In light of that comparison, the Board discussed with FMR actions to be taken by FMR to improve the fund’s below benchmark performance.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the third quartile for the one year period and the first quartile for the three and five year periods. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds that focus on different industries and sectors than the fund. The Board also stated that the relative investment performance of the fund has compared favorably to its benchmark over time, although the fund’s one year cumulative total return was lower than its benchmark.

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Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for the one , three , and five year periods. The Board noted that FMR does not consider that Lipper peer group to be a meaningful compar ison for the fund, however, because the peer group includes funds that focus on different industries and sectors than the fund. The Board also stated that the relative investment performance of the fund has compared favorably to its benchmark over time.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit each fund’s shareholders, particularly in light of the Board’s view that each fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board’s management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund’s. For example, a TMG % of 19% would mean that 81% of the funds in the Total Mapped Group had higher management fees than a fund. The “Asset Size Peer Group” (ASPG) compari son focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which a fund’s management fee ranked, is also included in the charts and considered by the Board.

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Board Approval of Investment Advisory Contracts and Management Fees - continued

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Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that each fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Based on its review, the Board concluded that each fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund’s total expenses, the Board considered the fund’s management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses for each of Select Air Transportation Portfolio, Select Chemicals Portfolio, Select Construction and Housing Portfolio, Select Cyclical Industries Portfolio, Select Defense and Aerospace Portfolio, Select Industrial Equipment Portfolio, Select Industrial Materi als Portfolio, and Select Transportation Portfolio ranked below its competitive median for 2004.

The Board noted that the total expenses for each of Select Automotive Portfolio and Select Environmental Portfolio ranked above its competitive median for 2004. Furthermore, the Board considered that, effective February 1, 2005, FMR voluntarily agreed to reimburse each fund to the extent that total operating expenses (excluding certain expenses) exceed 125 basis points. The Board considered that, if the 125 basis point voluntary expense reimbursement had been in effect in 2004, each fund’s total expenses would have ranked below the median.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund’s total expenses were reasonable, although in the case of Select Automotive and Select Envi ronmental above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the busi ness of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggre gate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After

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considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the funds’ business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in each fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that each fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s management increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particu lar fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the exist ing advisory fee structures are fair and reasonable, and that each fund’s existing Advisory Contracts should be renewed.

71 Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account informa tion, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvest ment of dividends and capital gains, and the effects of any sales charges.

To Write Fidelity We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

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Semiannual Report 74

75 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub-Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisors
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(U.K. Limited)
General Distributor
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Boston, MA
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SELCI USAN 1005 1.813659.100

Fidelity® Select Portfolios® Financial Services Sector

Banking Brokerage and Investment Management Financial Services Home Finance Insurance

Semiannual Report August 31, 2005

Contents

Shareholder Expense Example	3
Fund Updates*
Financial Services Sector
Banking	4
Brokerage and Investment Management	9
Financial Services	14
Home Finance	20
Insurance	24
Notes to Financial Statements	29
Board Approval of Investment	34
Advisory Contracts and
Management Fees

* Fund updates for each Select Portfolio include: Investment Changes, Investments, and Financial Statements.

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) website at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by Fidelity Distributors
Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, redemption fees, exchange fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2005 to August 31, 2005).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	March 1, 2005
	March 1, 2005	August 31, 2005	to August 31, 2005
Banking Portfolio
Actual	$ 1,000.00	$1,005.30	$4.80
HypotheticalA	$ 1,000.00	$1,020.42	$4.84
Brokerage and Investment Management Portfolio
Actual	$ 1,000.00	$1,134.20	$5.22
HypotheticalA	$ 1,000.00	$1,020.32	$4.94
Financial Services Portfolio
Actual	$ 1,000.00	$1,009.00	$4.96
HypotheticalA	$ 1,000.00	$1,020.27	$4.99
Home Finance Portfolio
Actual	$ 1,000.00	$955.90	$4.83
HypotheticalA	$ 1,000.00	$1,020.27	$4.99
Insurance Portfolio
Actual	$ 1,000.00	$1,039.90	$5.40
HypotheticalA	$ 1,000.00	$1,019.91	$5.35

A 5% return per year before expenses

* Expenses are equal to each Fund’s annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Banking Portfolio	95%
Brokerage and Investment Management Portfolio	97%
Financial Services Portfolio	98%
Home Finance Portfolio	98%
Insurance Portfolio	1.05%

33 Semiannual Report

Banking Portfolio Investment Changes

Top Ten Stocks as of August 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Wachovia Corp.	5.6	13.4
Wells Fargo & Co.	5.1	5.1
Bank of America Corp.	4.4	5.5
SunTrust Banks, Inc.	4.0	4.1
JPMorgan Chase & Co.	3.8	3.5
Citigroup, Inc.	3.5	4.1
Bank of New York Co., Inc.	3.5	3.6
Fifth Third Bancorp	3.4	3.0
PNC Financial Services Group,
Inc.	3.4	0.7
UnionBanCal Corp.	3.0	3.2
	39.7

* Includes short term investments and net other assets.

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report 4

Banking Portfolio Investments August 31, 2005 (Unaudited) Showing Percentage of Net Assets

Common Stocks 91.9%
	Shares	Value (Note 1)

CAPITAL MARKETS 10.2%
Asset Management & Custody Banks 9.1%
Bank of New York Co., Inc.	438,696	$ 13,410,937
Investors Financial Services Corp. (d)	57,900	2,033,448
Mellon Financial Corp.	322,400	10,461,880
Northern Trust Corp.	172,000	8,572,480
		34,478,745
Investment Banking & Brokerage – 1.1%
Goldman Sachs Group, Inc.	17,800	1,979,004
Merrill Lynch & Co., Inc.	34,100	1,949,156
		3,928,160

TOTAL CAPITAL MARKETS		38,406,905

COMMERCIAL BANKS 67.2%
Diversified Banks – 19.8%
Bank of America Corp.	385,504	16,588,237
Comerica, Inc.	126,000	7,621,740
HSBC Holdings PLC sponsored ADR (d) .	11,900	961,996
U.S. Bancorp, Delaware	306,500	8,955,930
Wachovia Corp.	428,892	21,281,621
Wells Fargo & Co.	325,200	19,388,424
		74,797,948
Regional Banks – 47.4%
Amegy Bancorp, Inc.	55,000	1,235,850
AmSouth Bancorp.	39,100	1,029,112
Associated Banc Corp.	73,520	2,392,341
Bank of Hawaii Corp	37,600	1,908,200
BB&T Corp.	191,742	7,778,973
BOK Financial Corp.	40,935	1,923,536
Center Financial Corp., California	80,700	2,051,394
City National Corp.	34,200	2,463,768
Commerce Bancorp, Inc., New Jersey (d)	31,522	1,062,922
Commerce Bancshares, Inc.	33,303	1,781,044
Compass Bancshares, Inc.	67,200	3,145,632
East West Bancorp, Inc.	40,100	1,360,994
Fifth Third Bancorp	314,180	13,010,194
First Bancorp, Puerto Rico	58,600	1,081,756
FirstMerit Corp.	107,300	3,000,108
Fulton Financial Corp.	71,415	1,249,763
Hanmi Financial Corp.	107,048	1,964,331
Hibernia Corp. Class A	88,200	2,800,350
Hudson United Bancorp	42,600	1,799,850
Huntington Bancshares, Inc.	197,570	4,739,704
KeyCorp	290,500	9,621,360
M&T Bank Corp.	86,200	9,190,644
Marshall & Ilsley Corp.	132,900	5,817,033
Mercantile Bankshares Corp.	81,700	4,397,911
Nara Bancorp, Inc.	178,100	2,480,933
National City Corp.	141,889	5,197,394
North Fork Bancorp, Inc., New York	281,578	7,740,579
Pacific Capital Bancorp	3	94

	Shares	Value (Note 1)
PNC Financial Services Group, Inc.	231,200	$ 13,000,376
Popular, Inc.	324,500	8,878,320
Regions Financial Corp. New	82,000	2,683,040
SunTrust Banks, Inc. (d)	215,648	15,155,741
SVB Financial Group (a)	33,500	1,575,840
Synovus Financial Corp.	193,900	5,578,503
TD Banknorth, Inc.	89,520	2,691,866
Texas Capital Bancshares, Inc. (a)	48,300	1,059,702
Texas Regional Bancshares, Inc. Class A	14,650	433,787
UCBH Holdings, Inc.	96,300	1,836,441
UnionBanCal Corp.	167,934	11,380,887
Valley National Bancorp	86,599	2,043,736
Westamerica Bancorp.	18,400	960,664
Wintrust Financial Corp.	47,300	2,437,842
Zions Bancorp	105,500	7,370,230
		179,312,745

TOTAL COMMERCIAL BANKS		254,110,693

COMPUTERS & PERIPHERALS 0.0%
Computer Hardware 0.0%
Tidel Technologies, Inc. (a)	16,516	5,285
CONSUMER FINANCE – 0.1%
Consumer Finance – 0.1%
MBNA Corp.	16,900	425,880
DIVERSIFIED FINANCIAL SERVICES – 7.3%
Other Diversifed Financial Services – 7.3%
Citigroup, Inc.	307,600	13,463,652
JPMorgan Chase & Co.	422,126	14,305,850
		27,769,502

INSURANCE – 5.7%
Multi-Line Insurance – 3.5%
American International Group, Inc.	159,800	9,460,160
Hartford Financial Services Group, Inc.	50,700	3,703,635
		13,163,795
Property & Casualty Insurance 1.0%
Aspen Insurance Holdings Ltd.	68,600	1,862,490
XL Capital Ltd. Class A	28,900	2,008,550
		3,871,040
Reinsurance 1.2%
PartnerRe Ltd.	34,500	2,094,150
Platinum Underwriters Holdings Ltd.	71,600	2,325,568
		4,419,718

TOTAL INSURANCE		21,454,553

THRIFTS & MORTGAGE FINANCE 1.4%
Thrifts & Mortgage Finance – 1.4%
Hudson City Bancorp, Inc.	144,100	1,801,250

See accompanying notes which are an integral part of the financial statements.

5 Semiannual Report

Banking Portfolio Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value (Note 1)

THRIFTS & MORTGAGE FINANCE – CONTINUED
Thrifts & Mortgage Finance – continued
IndyMac Bancorp, Inc.	63,600	$ 2,533,188
Washington Federal, Inc.	42,700	1,000,461
		5,334,899

TOTAL COMMON STOCKS
(Cost $245,245,263)		347,507,717

Money Market Funds 8.3%

Fidelity Cash Central Fund, 3.6% (b) 23,570,486		23,570,486
Fidelity Securities Lending Cash
Central Fund, 3.61% (b)(c)	7,841,250	7,841,250
TOTAL MONEY MARKET FUNDS
(Cost $31,411,736)		31,411,736

TOTAL INVESTMENT PORTFOLIO 100.2%
(Cost $276,656,999)		378,919,453

NET OTHER ASSETS (0.2)%		(844,885)
NET ASSETS 100%		$378,074,568

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 6

Banking Portfolio Financial Statements

Statement of Assets and Liabilities
		August 31, 2005 (Unaudited)

Assets
Investment in securities, at value (in-
cluding securities loaned of
$7,748,380) (cost $276,656,999)
— See accompanying schedule			$378,919,453
Receivable for investments sold			17,782,978
Receivable for fund shares sold			147,275
Dividends receivable			1,120,913
Interest receivable			70,373
Prepaid expenses			489
Other affiliated receivables			6
Other receivables			10,547
Total assets			398,052,034

Liabilities
Payable for investments purchased	. $	10,038,121
Payable for fund shares redeemed	.	1,760,680
Accrued management fee		192,422
Other affiliated payables		129,183
Other payables and accrued
expenses		15,810
Collateral on securities loaned, at
value		7,841,250
Total liabilities			19,977,466

Net Assets			$378,074,568
Net Assets consist of:
Paid in capital			$241,729,548
Undistributed net investment income			4,375,026
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions			29,707,540
Net unrealized appreciation (de-
preciation) on investments			102,262,454
Net Assets, for 10,087,032 shares
outstanding			$378,074,568
Net Asset Value, offering price and
redemption price per share
($378,074,568 ÷ 10,087,032
shares)			$37.48

Statement of Operations
Six months ended August 31, 2005 (Unaudited)

Investment Income
Dividends		$5,939,016
Interest		535,464
Security lending		12,404
Total income		6,486,884

Expenses
Management fee	$1,272,449
Transfer agent fees	683,368
Accounting and security lending
fees	111,797
Independent trustees’ compensation	956
Custodian fees and expenses	6,738
Registration fees	22,991
Audit	16,135
Legal	724
Miscellaneous	2,906
Total expenses before reductions	2,118,064
Expense reductions	(63,114)	2,054,950

Net investment income (loss)		4,431,934
Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:
Investment securities	29,901,410
Foreign currency transactions	2,125
Total net realized gain (loss)		29,903,535
Change in net unrealized appreci-
ation (depreciation) on investment
securities		(31,245,964)
Net gain (loss)		(1,342,429)
Net increase (decrease) in net as-
sets resulting from operations		$3,089,505

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Banking Portfolio Financial Statements - continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	August 31, 2005	February 28,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,431,934	$8,120,739
Net realized gain (loss)	29,903,535	51,540,660
Change in net unrealized appreciation (depreciation)	(31,245,964)	(46,850,658)
Net increase (decrease) in net assets resulting from operations	3,089,505	12,810,741
Distributions to shareholders from net investment income	(1,332,094)	(6,747,905)
Distributions to shareholders from net realized gain	(6,781,568)	(40,954,844)
Total distributions	(8,113,662)	(47,702,749)
Share transactions
Proceeds from sales of shares	31,810,464	114,891,007
Reinvestment of distributions	7,747,512	45,458,056
Cost of shares redeemed	(131,984,487)	(139,370,221)
Net increase (decrease) in net assets resulting from share transactions	(92,426,511)	20,978,842
Redemption fees	16,085	46,774
Total increase (decrease) in net assets	(97,434,583)	(13,866,392)
Net Assets
Beginning of period	475,509,151	489,375,543
End of period (including undistributed net investment income of $4,375,026 and undistributed net investment income
of $2,080,311, respectively)	$ 378,074,568	$475,509,151

Other Information
Shares
Sold	855,589	2,896,208
Issued in reinvestment of distributions	216,532	1,157,708
Redeemed	(3,504,735)	(3,528,468)
Net increase (decrease)	(2,432,614)	525,448

Financial Highlights
	Six months ended
	August 31, 2005		Years ended February 28,
	(Unaudited)	2005	2004G	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 37.98	$ 40.80	$ 29.86	$ 33.26	$ 33.40	$ 26.47
Income from Investment Operations
Net investment income (loss)E		37.67	.52	.50	.51	.56
Net realized and unrealized gain (loss)	(.20)	.54	11.36	(3.57)	(.17)	9.36
Total from investment operations	17	1.21	11.88	(3.07)	.34	9.92
Distributions from net investment income	(.11)	(.57)	(.48)	(.34)	(.47)	(.60)
Distributions from net realized gain	(.56)	(3.46)	(.46)	—	(.02)	(2.10)
Distributions in excess of net realized gain	—	—	—	—	—	(.37)
Total distributions	(.67)	(4.03)	(.94)	(.34)	(.49)	(3.07)
Redemption fees added to paid in capitalE	—H	—H	—H	.01	.01	.08
Net asset value, end of period	$ 37.48	$ 37.98	$ 40.80	$ 29.86	$ 33.26	$ 33.40
Total ReturnB,C,D	53%	2.68%	40.08%	(9.24)%	1.07%	40.08%
Ratios to Average Net AssetsF
Expenses before expense reductions	95%A	.95%	1.08%	1.11%	1.11%	1.20%
Expenses net of voluntary waivers, if any	95%A	.95%	1.08%	1.11%	1.11%	1.20%
Expenses net of all reductions	92%A	.94%	1.07%	1.10%	1.09%	1.18%
Net investment income (loss)	1.99%A	1.70%	1.46%	1.54%	1.55%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 378,075	$ 475,509	$ 489,376	$ 383,138	$ 473,589	$ 513,838
Portfolio turnover rate	90%A	51%	28%	33%	41%	63%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. GFor the year ended February 29. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 8

Brokerage and Investment Management Portfolio Investment Changes

Top Ten Stocks as of August 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
American International Group,
Inc.	10.1	5.0
E*TRADE Financial Corp.	5.1	5.2
American Express Co.	5.0	5.2
UBS AG (NY Shares)	4.7	3.2
JPMorgan Chase & Co.	4.2	3.8
Legg Mason, Inc.	4.1	2.6
Citigroup, Inc.	4.1	0.0
Merrill Lynch & Co., Inc.	3.9	5.3
Franklin Resources, Inc.	3.7	5.2
Ameritrade Holding Corp.	3.6	3.3
	48.5

* Includes short term investments and net other assets.

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

9 Semiannual Report

Brokerage and Investment Management Portfolio Investments August 31, 2005 (Unaudited) Showing Percentage of Net Assets

Common Stocks 99.2%
	Shares	Value (Note 1)

CAPITAL MARKETS 64.2%
Asset Management & Custody Banks	27.4%
Affiliated Managers Group, Inc. (a)(d)	259,000	$ 18,805,990
Allied Capital Corp. (d)	100,000	2,895,000
American Capital Strategies Ltd.	381,500	14,393,995
BlackRock, Inc. Class A	57,900	4,756,485
Cohen & Steers, Inc.	50,000	1,025,000
Eaton Vance Corp. (non vtg.)	217,100	5,551,247
Federated Investors, Inc. Class B
(non vtg.)	50,000	1,553,000
Franklin Resources, Inc. (d)	245,400	19,739,976
Investors Financial Services Corp. (d)	50,000	1,756,000
Janus Capital Group, Inc.	682,000	9,636,660
Legg Mason, Inc.	210,148	21,966,770
National Financial Partners Corp.	75,000	3,292,500
Nuveen Investments, Inc. Class A (d)	231,700	8,711,920
SEI Investments Co.	1,000	36,160
State Street Corp.	342,700	16,562,691
T. Rowe Price Group, Inc.	262,200	16,518,600
U.S. Global Investments, Inc. Class A (a)	19,404	111,767
		147,313,761
Diversified Capital Markets 6.9%
Credit Suisse Group sponsored ADR	270,000	11,777,400
UBS AG (NY Shares)	311,100	25,541,310
		37,318,710
Investment Banking & Brokerage – 29.9%
Ameritrade Holding Corp. (a)	982,233	19,546,437
Bear Stearns Companies, Inc.	50,000	5,025,000
Charles Schwab Corp.	603,100	8,159,943
E*TRADE Financial Corp. (a)	1,707,300	27,316,800
GFI Group, Inc.	70,000	2,315,600
Goldman Sachs Group, Inc. (d)	136,400	15,164,952
IL&FS Investsmart Ltd.	250,000	1,149,631
Jefferies Group, Inc.	100,000	3,948,000
Knight Capital Group, Inc. Class A (a)	300,000	2,526,000
Lazard Ltd. Class A	123,000	3,126,660
Lehman Brothers Holdings, Inc.	99,550	10,518,453
MarketAxess Holdings, Inc. (d)	100,000	1,119,000
MCF Corp. (a)	1,343,700	1,357,137
Merrill Lynch & Co., Inc.	362,950	20,746,222
Morgan Stanley	100,000	5,087,000

	Shares	Value (Note 1)
optionsXpress Holdings, Inc.	1,034,048	$ 17,733,923
TradeStation Group, Inc. (a)	1,766,963	15,849,658
		160,690,416

TOTAL CAPITAL MARKETS		345,322,887

COMMERCIAL BANKS 1.8%
Diversified Banks – 1.8%
Bank of America Corp.	155,000	6,669,650
HDFC Bank Ltd.	170,000	2,472,288
State Bank of India	27,505	565,157
		9,707,095

CONSUMER FINANCE – 5.8%
Consumer Finance – 5.8%
American Express Co.	484,300	26,752,732
First Marblehead Corp. (a)(d)	151,100	4,371,323
		31,124,055

DIVERSIFIED CONSUMER SERVICES – 1.0%
Specialized Consumer Services 1.0%
Jackson Hewitt Tax Service, Inc.	216,800	5,547,912
DIVERSIFIED FINANCIAL SERVICES – 12.8%
Other Diversifed Financial Services – 9.6%
CapitalSource, Inc. (a)(d)	100,000	1,980,000
Citigroup, Inc.	500,000	21,885,000
Indiabulls Financial Services Ltd.	1,022,896	5,106,929
Indiabulls Financial Services Ltd. GDR (e)	33,573	167,143
JPMorgan Chase & Co.	660,000	22,367,400
		51,506,472
Specialized Finance – 3.2%
Deutsche Boerse AG	51,000	4,665,360
The Nasdaq Stock Market, Inc. (a)(d)	543,700	12,776,950
		17,442,310

TOTAL DIVERSIFIED FINANCIAL SERVICES		68,948,782

INSURANCE – 13.4%
Insurance Brokers – 1.9%
Marsh & McLennan Companies, Inc.	365,000	10,238,250
Life & Health Insurance – 1.4%
Phoenix Companies, Inc.	50,000	599,500
Prudential Financial, Inc.	105,000	6,758,850
		7,358,350
Multi-Line Insurance – 10.1%
American International Group, Inc.	921,500	54,552,799

TOTAL INSURANCE		72,149,399
See accompanying notes which are an integral part of the financial statements.

Semiannual Report 10

Common Stocks continued
	Shares	Value (Note 1)
REAL ESTATE 0.2%
Real Estate Investment Trusts 0.2%
KKR Financial Corp.	51,400	$ 1,202,246
TOTAL COMMON STOCKS
(Cost $444,079,567)		534,002,376
Money Market Funds 8.8%
Fidelity Cash Central Fund, 3.6% (b)	12,094,218	12,094,218
Fidelity Securities Lending Cash
Central Fund, 3.61% (b)(c)	35,008,875	35,008,875
TOTAL MONEY MARKET FUNDS
(Cost $47,103,093)		47,103,093
TOTAL INVESTMENT PORTFOLIO	108.0%
(Cost $491,182,660)		581,105,469

NET OTHER ASSETS (8.0)%		(42,984,152)
NET ASSETS 100%		$ 538,121,317

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $167,143 or 0.0% of net assets.

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	90.0%
Switzerland	6.9%
India	1.7%
Others (individually less than 1%)	1.4%
100.0%

Income Tax Information

At February 28, 2005, the fund had a capital loss carryforward of approximately $4,110,118 all of which will expire on February 28, 2011.

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Brokerage and Investment Management Portfolio Financial Statements

Statement of Assets and Liabilities
		August 31, 2005 (Unaudited)

Assets
Investment in securities, at value (in-
cluding securities loaned of
$34,489,541) (cost
$491,182,660) — See accompa-
nying schedule			$581,105,469
Receivable for investments sold			1,348,193
Receivable for fund shares sold			1,140,776
Dividends receivable			591,322
Interest receivable			75,635
Prepaid expenses			382
Other affiliated receivables			3,473
Other receivables			70,808
Total assets			584,336,058

Liabilities
Payable for investments purchased	. $	4,132,816
Payable for fund shares redeemed	.	6,311,248
Accrued management fee		262,406
Other affiliated payables		153,798
Other payables and accrued
expenses		345,598
Collateral on securities loaned, at
value		35,008,875
Total liabilities			46,214,741

Net Assets			$538,121,317
Net Assets consist of:
Paid in capital			$391,081,232
Undistributed net investment income			2,099,771
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions			55,344,947
Net unrealized appreciation
(depreciation) on investments and
assets and liabilities in foreign
currencies			89,595,367
Net Assets, for 8,637,931 shares
outstanding			$538,121,317
Net Asset Value, offering price and
redemption price per share
($538,121,317 ÷ 8,637,931
shares)			$62.30

Statement of Operations
Six months ended August 31, 2005 (Unaudited)

Investment Income
Dividends		$3,361,499
Interest		369,655
Security lending		263,528
Total income		3,994,682

Expenses
Management fee	$1,242,622
Transfer agent fees	677,344
Accounting and security lending
fees	111,026
Independent trustees’ compensation	902
Custodian fees and expenses	17,799
Registration fees	33,287
Audit	17,620
Legal	484
Miscellaneous	2,344
Total expenses before reductions	2,103,428
Expense reductions	(204,689)	1,898,739

Net investment income (loss)		2,095,943
Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:
Investment securities (net of for-
eign taxes of $265,132)	60,905,486
Foreign currency transactions	26,816
Total net realized gain (loss)		60,932,302
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities (net of de-
crease in deferred foreign taxes
of $43,785)	(10,690,294)
Assets and liabilities in foreign
currencies	(1,691)
Total change in net unrealized ap-
preciation (depreciation)		(10,691,985)
Net gain (loss)		50,240,317
Net increase (decrease) in net as-
sets resulting from operations		$52,336,260

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 12

Statement of Changes in Net Assets
	Six months ended	Year ended
	August 31, 2005	February 28,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,095,943	$1,584,026
Net realized gain (loss)	60,932,302	33,154,581
Change in net unrealized appreciation (depreciation)	(10,691,985)	(33,842,057)
Net increase (decrease) in net assets resulting from operations	52,336,260	896,550
Distributions to shareholders from net investment income	(71,091)	(1,897,672)
Distributions to shareholders from net realized gain	(71,091)	—
Total distributions	(142,182)	(1,897,672)
Share transactions
Proceeds from sales of shares	187,739,604	155,320,545
Reinvestment of distributions	134,878	1,797,563
Cost of shares redeemed	(117,232,701)	(201,538,178)
Net increase (decrease) in net assets resulting from share transactions	70,641,781	(44,420,070)
Redemption fees	48,900	83,829
Total increase (decrease) in net assets	122,884,759	(45,337,363)

Net Assets
Beginning of period	415,236,558	460,573,921
End of period (including undistributed net investment income of $2,099,771 and undistributed net investment income
of $74,919, respectively)	$ 538,121,317	$415,236,558

Other Information
Shares
Sold	3,098,365	2,968,378
Issued in reinvestment of distributions	2,624	32,811
Redeemed	(2,019,531)	(3,953,706)
Net increase (decrease)	1,081,458	(952,517)

Financial Highlights
	Six months ended
	August 31,2005
	(Unaudited)		Years ended February 28,
		2005	2004H	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 54.95	$ 54.13	$ 33.22	$ 42.32	$ 50.10	$ 45.69
Income from Investment Operations
Net investment income (loss)E		28.20	.17	.30	.04	.13
Net realized and unrealized gain (loss)	7.08	.85F	20.88	(9.19)	(4.31)	10.68
Total from investment operations	7.36	1.05	21.05	(8.89)	(4.27)	10.81
Distributions from net investment income	(.01)	(.24)	(.16)	(.23)	(.12)	—
Distributions from net realized gain	(.01)	—	—	—	(3.41)	(6.49)
Total distributions	(.02)	(.24)	(.16)	(.23)	(3.53)	(6.49)
Redemption fees added to paid in capitalE		01.01	.02	.02	.02	.09
Net asset value, end of period	$ 62.30	$ 54.95	$ 54.13	$ 33.22	$ 42.32	$ 50.10
Total ReturnB,C,D	13.42%	1.96%	63.56%	(21.02)%	(8.13)%	23.77%
Ratios to Average Net AssetsG
Expenses before expense reductions	97%A	.98%	1.12%	1.20%	1.15%	1.11%
Expenses net of voluntary waivers, if any	97%A	.98%	1.12%	1.20%	1.15%	1.11%
Expenses net of all reductions	87%A	.94%	1.10%	1.16%	1.11%	1.08%
Net investment income (loss)	96%A	.40%	.39%	.78%	.10%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 538,121	$ 415,237	$ 460,574	$ 281,885	$ 425,746	$ 632,543
Portfolio turnover rate	166%A	98%	64%	64%	74%	105%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. GExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. HFor the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Financial Services Portfolio Investment Changes

Top Ten Stocks as of August 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
American International Group,
Inc.	9.1	9.4
Bank of America Corp.	5.9	8.9
JPMorgan Chase & Co.	4.8	4.7
Wells Fargo & Co.	4.6	2.9
Merrill Lynch & Co., Inc.	4.5	4.5
American Express Co.	4.4	3.9
Wachovia Corp.	3.1	3.6
Citigroup, Inc.	2.3	2.5
ACE Ltd.	2.0	1.9
General Electric Co.	2.0	1.4
	42.7

* Includes short term investments and net other assets.

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report 14

Financial Services Portfolio Investments August 31, 2005 (Unaudited) Showing Percentage of Net Assets

Common Stocks 99.8%
	Shares	Value (Note 1)

CAPITAL MARKETS 17.9%
Asset Management & Custody Banks 4.2%
American Capital Strategies Ltd.	12,100	$456,533
Bank of New York Co., Inc.	48,036	1,468,461
Calamos Asset Management, Inc.
Class A	15,900	428,346
Federated Investors, Inc. Class B
(non vtg.)	20,050	622,753
FirstCity Financial Corp. (a)	29,010	323,462
Franklin Resources, Inc.	48,100	3,869,164
Investors Financial Services Corp. (d)	68,300	2,398,696
Legg Mason, Inc.	19,700	2,059,241
National Financial Partners Corp.	16,600	728,740
Northern Trust Corp.	56,100	2,796,024
Nuveen Investments, Inc. Class A	26,200	985,120
State Street Corp.	56,500	2,730,645
		18,867,185
Diversified Capital Markets 1.8%
Deutsche Bank AG (NY Shares)	5,100	443,649
UBS AG (NY Shares)	90,900	7,462,890
		7,906,539
Investment Banking & Brokerage – 11.9%
Ameritrade Holding Corp. (a)	40,665	809,234
Bear Stearns Companies, Inc.	22,900	2,301,450
Charles Schwab Corp.	243,900	3,299,967
E*TRADE Financial Corp. (a)	353,600	5,657,600
Goldman Sachs Group, Inc.	76,600	8,516,388
LaBranche & Co., Inc. (a)	29,200	250,536
Lazard Ltd. Class A	50,300	1,278,626
Lehman Brothers Holdings, Inc.	43,900	4,638,474
Merrill Lynch & Co., Inc.	352,900	20,171,764
Morgan Stanley	80,800	4,110,296
Piper Jaffray Companies (a)	2,352	71,712
TradeStation Group, Inc. (a)	172,347	1,545,953
		52,652,000

TOTAL CAPITAL MARKETS		79,425,724

COMMERCIAL BANKS 23.4%
Diversified Banks – 20.1%
Banco Popolare di Verona e Novara	110,000	1,977,356
Bangkok Bank Ltd. PCL (For. Reg.)	365,400	983,854
Bank of America Corp.	607,026	26,120,329
HDFC Bank Ltd. sponsored ADR	73,500	3,519,915
HSBC Holdings PLC sponsored ADR	3,151	254,727
Korea Exchange Bank (a)	106,970	1,117,597
National Bank of Canada	73,800	3,567,368
Royal Bank of Canada	53,700	3,652,984
Standard Chartered PLC (United
Kingdom)	180,700	3,860,862
State Bank of India	105,459	2,166,910
U.S. Bancorp, Delaware	282,800	8,263,416

	Shares	Value (Note 1)
Wachovia Corp.	275,559	$ 13,673,238
Wells Fargo & Co.	341,350	20,351,287
		89,509,843
Regional Banks – 3.3%
Cathay General Bancorp	65,070	2,190,907
Center Financial Corp., California	60,800	1,545,536
City National Corp.	9,800	705,992
East West Bancorp, Inc.	12,523	425,031
M&T Bank Corp.	9,100	970,242
Nara Bancorp, Inc.	4,900	68,257
North Fork Bancorp, Inc., New York	58,032	1,595,300
SVB Financial Group (a)	30,700	1,444,128
Synovus Financial Corp.	1,000	28,770
UCBH Holdings, Inc.	48,200	919,174
UnionBanCal Corp.	25,200	1,707,804
Westcorp	46,900	2,896,075
		14,497,216

TOTAL COMMERCIAL BANKS		104,007,059

COMMERCIAL SERVICES & SUPPLIES 0.4%
Diversified Commercial & Professional Services 0.4%
Asset Acceptance Capital Corp. (a)	67,738	1,955,596
CONSUMER FINANCE – 8.5%
Consumer Finance – 8.5%
Advanta Corp. Class B	22,600	652,010
American Express Co.	351,000	19,389,240
Capital One Financial Corp. (d)	40,600	3,338,944
Dollar Financial Corp.	268,879	3,877,235
First Marblehead Corp. (a)(d)	94,500	2,733,885
MBNA Corp.	176,600	4,450,320
SLM Corp.	65,600	3,263,600
		37,705,234

DIVERSIFIED CONSUMER SERVICES – 0.8%
Specialized Consumer Services 0.8%
Jackson Hewitt Tax Service, Inc.	145,000	3,710,550
DIVERSIFIED FINANCIAL SERVICES – 8.4%
Other Diversifed Financial Services – 7.4%
CapitalSource, Inc. (a)(d)	35,600	704,880
Citigroup, Inc.	226,734	9,924,147
Indiabulls Financial Services Ltd.	120,056	599,394
Infrastructure Development Finance Co.
Ltd.	39,415	59,223
JPMorgan Chase & Co.	631,845	21,413,227
		32,700,871
Specialized Finance – 1.0%
Chicago Mercantile Exchange Holdings,
Inc. Class A	300	83,280
CIT Group, Inc.	68,400	3,097,152

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Financial Services Portfolio Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value (Note 1)

DIVERSIFIED FINANCIAL SERVICES – CONTINUED
Specialized Finance – continued
Encore Capital Group, Inc. (a)	20,900	$372,438
Marlin Business Services Corp. (a)	38,534	886,282
		4,439,152

TOTAL DIVERSIFIED FINANCIAL SERVICES		37,140,023

INDUSTRIAL CONGLOMERATES 2.0%
Industrial Conglomerates 2.0%
General Electric Co.	269,400	9,054,534
INSURANCE – 27.2%
Insurance Brokers – 0.3%
Hilb Rogal & Hobbs Co.	6,000	211,320
Marsh & McLennan Companies, Inc.	37,900	1,063,095
		1,274,415
Life & Health Insurance – 5.2%
AFLAC, Inc.	118,500	5,121,570
Lincoln National Corp.	6,300	312,417
MetLife, Inc.	138,100	6,764,138
Protective Life Corp.	18,300	750,849
Prudential Financial, Inc.	57,300	3,688,401
Sun Life Financial, Inc.	151,100	5,575,317
Torchmark Corp.	17,600	928,224
		23,140,916
Multi-Line Insurance – 10.9%
American International Group, Inc.	678,451	40,164,296
Genworth Financial, Inc. Class A
(non vtg.)	19,500	627,315
Hartford Financial Services Group, Inc.	81,100	5,924,355
HCC Insurance Holdings, Inc.	44,850	1,195,253
Unitrin, Inc.	8,800	406,296
		48,317,515
Property & Casualty Insurance 7.1%
ACE Ltd.	204,100	9,064,081
AMBAC Financial Group, Inc.	40,600	2,784,348
Aspen Insurance Holdings Ltd.	75,400	2,047,110
Axis Capital Holdings Ltd.	49,600	1,401,200
Berkshire Hathaway, Inc. Class B (a)	1,560	4,330,560
Fidelity National Financial, Inc.	32,475	1,270,422
James River Group, Inc.	13,500	270,000
MBIA, Inc.	19,100	1,107,227
The St. Paul Travelers Companies, Inc.	118,300	5,088,083
XL Capital Ltd. Class A	61,600	4,281,200
		31,644,231

	Shares	Value (Note 1)
Reinsurance 3.7%
Endurance Specialty Holdings Ltd.	173,470	$ 6,366,349
Max Re Capital Ltd.	76,199	1,751,815
Montpelier Re Holdings Ltd.	63,800	2,086,260
PartnerRe Ltd.	47,400	2,877,180
Platinum Underwriters Holdings Ltd.	44,100	1,432,368
Scottish Re Group Ltd.	71,800	1,727,508
		16,241,480

TOTAL INSURANCE		120,618,557

REAL ESTATE 3.9%
Real Estate Investment Trusts 3.9%
Apartment Investment & Management
Co. Class A	36,100	1,440,390
CBL & Associates Properties, Inc.	23,160	982,447
Digital Realty Trust, Inc.	49,700	945,294
Duke Realty Corp.	22,200	726,828
Equity Lifestyle Properties, Inc.	13,100	591,596
Equity Residential (SBI)	54,000	2,039,580
Federal Realty Investment Trust (SBI)	7,200	445,824
General Growth Properties, Inc.	16,100	725,949
Healthcare Realty Trust, Inc.	49,800	1,927,260
Kimco Realty Corp.	22,400	708,288
Reckson Associates Realty Corp.	27,000	895,050
Simon Property Group, Inc.	57,800	4,396,846
The Mills Corp.	9,200	538,568
United Dominion Realty Trust, Inc. (SBI) .	29,100	689,088
Vornado Realty Trust	200	17,204
		17,070,212

THRIFTS & MORTGAGE FINANCE 7.3%
Thrifts & Mortgage Finance – 7.3%
Countrywide Financial Corp.	126,023	4,258,317
Doral Financial Corp.	26,150	374,991
Downey Financial Corp.	8,100	513,378
Fannie Mae	150,300	7,671,312
Freddie Mac	18,500	1,117,030
Golden West Financial Corp., Delaware	69,300	4,226,607
Housing Development Finance Corp. Ltd.	71,904	1,476,135
Hudson City Bancorp, Inc.	234,911	2,936,388
Hypo Real Estate Holding AG	29,500	1,454,123
MGIC Investment Corp.	17,700	1,105,011
Radian Group, Inc.	20,900	1,069,662
Sovereign Bancorp, Inc.	77,100	1,797,972
The PMI Group, Inc.	27,300	1,104,558
W Holding Co., Inc.	118,907	1,174,801
Washington Mutual, Inc.	51,100	2,124,738
		32,405,023

TOTAL COMMON STOCKS
(Cost $332,362,853)		443,092,512

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 16

Money Market Funds 2.2%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 3.6% (b)	2,620,446	$2,620,446
Fidelity Securities Lending Cash
Central Fund, 3.61% (b)(c)	7,246,500	7,246,500
TOTAL MONEY MARKET FUNDS
(Cost $9,866,946)		9,866,946
TOTAL INVESTMENT PORTFOLIO	102.0%
(Cost $342,229,799)		452,959,458

NET OTHER ASSETS (2.0)%		(9,053,635)
NET ASSETS 100%		$443,905,823

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	84.8%
Bermuda	6.4%
Canada	2.9%
India	1.7%
Switzerland	1.7%
Others (individually less than 1%)	2.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Financial Services Portfolio Financial Statements

Statement of Assets and Liabilities
		August 31, 2005 (Unaudited)

Assets
Investment in securities, at value (in-
cluding securities loaned of
$7,101,474) (cost $342,229,799)
— See accompanying schedule			$452,959,458
Receivable for investments sold			1,356,823
Receivable for fund shares sold			270,632
Dividends receivable			972,206
Interest receivable			11,389
Prepaid expenses			521
Other receivables			16,765
Total assets			455,587,794

Liabilities
Payable for investments purchased	. $	1,544,867
Payable for fund shares redeemed	.	2,429,903
Accrued management fee		216,600
Other affiliated payables		145,769
Other payables and accrued
expenses		98,332
Collateral on securities loaned, at
value		7,246,500
Total liabilities			11,681,971

Net Assets			$443,905,823
Net Assets consist of:
Paid in capital			$319,626,168
Undistributed net investment income			3,629,427
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions			10,000,179
Net unrealized appreciation
(depreciation) on investments and
assets and liabilities in foreign
currencies			110,650,049
Net Assets, for 4,056,495 shares
outstanding			$443,905,823
Net Asset Value, offering price and
redemption price per share
($443,905,823 ÷ 4,056,495
shares)			$109.43

Statement of Operations
Six months ended August 31, 2005 (Unaudited)

Investment Income
Dividends		$5,637,430
Interest		117,754
Security lending		49,175
Total income		5,804,359

Expenses
Management fee	$1,300,645
Transfer agent fees	747,697
Accounting and security lending
fees	114,570
Independent trustees’ compensation	988
Custodian fees and expenses	13,093
Registration fees	24,319
Audit	17,368
Legal	673
Interest	686
Miscellaneous	3,034
Total expenses before reductions	2,223,073
Expense reductions	(47,370)	2,175,703

Net investment income (loss)		3,628,656
Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:
Investment securities	11,270,567
Foreign currency transactions	4,375
Total net realized gain (loss)		11,274,942
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities (net of in-
crease in deferred foreign taxes
of $80,036)	(11,454,643)
Assets and liabilities in foreign
currencies	(3,596)
Total change in net unrealized ap-
preciation (depreciation)		(11,458,239)
Net gain (loss)		(183,297)
Net increase (decrease) in net as-
sets resulting from operations		$3,445,359

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 18

Statement of Changes in Net Assets
	Six months ended	Year ended
	August 31, 2005	February 28,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,628,656	$4,914,141
Net realized gain (loss)	11,274,942	62,130,819
Change in net unrealized appreciation (depreciation)	(11,458,239)	(52,538,812)
Net increase (decrease) in net assets resulting from operations	3,445,359	14,506,148
Distributions to shareholders from net investment income	(1,136,448)	(3,801,680)
Distributions to shareholders from net realized gain	(22,688,342)	(40,142,276)
Total distributions	(23,824,790)	(43,943,956)
Share transactions
Proceeds from sales of shares	39,404,309	107,991,182
Reinvestment of distributions	22,633,043	41,813,485
Cost of shares redeemed	(84,838,668)	(188,907,620)
Net increase (decrease) in net assets resulting from share transactions	(22,801,316)	(39,102,953)
Redemption fees	13,370	36,802
Total increase (decrease) in net assets	(43,167,377)	(68,503,959)

Net Assets
Beginning of period	487,073,200	555,577,159
End of period (including undistributed net investment income of $3,629,427 and undistributed net investment income
of $1,483,892, respectively)	$ 443,905,823	$487,073,200

Other Information
Shares
Sold	366,270	931,486
Issued in reinvestment of distributions	222,111	364,072
Redeemed	(778,518)	(1,636,996)
Net increase (decrease)	(190,137)	(341,438)

Financial Highlights
	Six months ended
	August 31, 2005		Years ended February 28,
	(Unaudited)	2005	2004G	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 114.70	$ 121.09	$ 84.14	$ 99.95	$ 108.59	$ 81.31
Income from Investment Operations
Net investment income (loss)E	86	1.11	.96	.74	.96	1.10
Net realized and unrealized gain (loss)	(.26)	2.75	36.92	(15.75)	(4.95)	30.26
Total from investment operations	60	3.86	37.88	(15.01)	(3.99)	31.36
Distributions from net investment income	(.28)	(.89)	(.94)	(.82)	(1.03)	(.80)
Distributions from net realized gain	(5.59)	(9.37)	—	—	(3.64)	(3.45)
Total distributions	(5.87)	(10.26)	(.94)	(.82)	(4.67)	(4.25)
Redemption fees added to paid in capitalE	—H	.01	.01	.02	.02	.17
Net asset value, end of period	$ 109.43	$ 114.70	$ 121.09	$ 84.14	$ 99.95	$ 108.59
Total ReturnB,C,D	90%	3.29%	45.17%	(15.06)%	(3.58)%	39.19%
Ratios to Average Net AssetsF
Expenses before expense reductions	98%A	.97%	1.09%	1.12%	1.07%	1.09%
Expenses net of voluntary waivers, if any	98%A	.97%	1.09%	1.12%	1.07%	1.09%
Expenses net of all reductions	96%A	.94%	1.07%	1.09%	1.03%	1.06%
Net investment income (loss)	1.59%A	.96%	.92%	.79%	.93%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 443,906	$ 487,073	$ 555,577	$ 389,392	$ 560,002	$ 657,533
Portfolio turnover rate	46%A	101%	51%	76%	127%	107%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. GFor the year ended Febru ary 29. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Home Finance Portfolio Investment Changes

Top Ten Stocks as of August 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Countrywide Financial Corp.	6.2	9.6
Golden West Financial Corp.,
Delaware	6.0	11.3
Fidelity National Financial, Inc.	4.4	3.6
Genworth Financial, Inc. Class A
(non vtg.)	4.3	0.0
Fannie Mae	4.3	4.5
Old Republic International Corp.	4.2	3.6
MGIC Investment Corp.	4.2	3.7
Freddie Mac	4.2	4.9
Wells Fargo & Co.	4.1	4.2
Radian Group, Inc.	4.0	3.7
	45.9

* Includes short term investments and net other assets.

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report 20

Home Finance Portfolio Investments August 31, 2005 (Unaudited) Showing Percentage of Net Assets

Common Stocks 98.2%
	Shares	Value (Note 1)

COMMERCIAL BANKS 18.6%
Diversified Banks – 4.1%
Wells Fargo & Co.	224,200	$ 13,366,804
Regional Banks – 14.5%
Center Financial Corp., California	29,788	757,211
Colonial Bancgroup, Inc.	396,500	9,222,590
East West Bancorp, Inc.	28,800	977,472
First Bancorp, Puerto Rico	2,702	49,879
Nara Bancorp, Inc.	36,500	508,445
North Fork Bancorp, Inc., New York	356,759	9,807,305
PNC Financial Services Group, Inc.	187,700	10,554,371
TCF Financial Corp.	128,200	3,629,342
TD Banknorth, Inc.	351,775	10,577,874
UCBH Holdings, Inc.	59,144	1,127,876
		47,212,365

TOTAL COMMERCIAL BANKS		60,579,169

CONSUMER FINANCE – 0.4%
Consumer Finance – 0.4%
First Marblehead Corp. (a)(d)	41,000	1,186,130
DIVERSIFIED FINANCIAL SERVICES – 4.0%
Other Diversifed Financial Services – 4.0%
EuroBancshares, Inc.	53,000	797,120
JPMorgan Chase & Co.	358,200	12,139,398
		12,936,518

INSURANCE – 16.7%
Multi-Line Insurance – 4.3%
Genworth Financial, Inc. Class A
(non vtg.)	440,935	14,184,879
Property & Casualty Insurance 12.4%
Fidelity National Financial, Inc.	366,266	14,328,326
First American Corp., California	262,700	10,930,947
Old Republic International Corp.	547,200	13,773,024
Triad Guaranty, Inc. (a)	29,200	1,233,116
		40,265,413

TOTAL INSURANCE		54,450,292

INTERNET SOFTWARE & SERVICES – 0.0%
Internet Software & Services 0.0%
Homestore, Inc. (a)	1,559	5,924
REAL ESTATE 1.1%
Real Estate Investment Trusts 1.1%
American Financial Realty Trust (SBI)	219,400	3,113,286
Origen Financial, Inc.	46,900	344,246
		3,457,532

THRIFTS & MORTGAGE FINANCE – 57.4%
Thrifts & Mortgage Finance – 57.4%
Astoria Financial Corp.	269,900	7,538,307

	Shares	Value (Note 1)
BankAtlantic Bancorp, Inc. Class A
(non vtg.)	144,300	$ 2,460,315
Capitol Federal Financial	203,700	6,876,912
Commercial Federal Corp.	68,700	2,329,617
Countrywide Financial Corp.	599,800	20,267,243
Dime Community Bancshares, Inc.	35,200	535,392
Doral Financial Corp. (d)	208,092	2,984,039
Downey Financial Corp.	26,100	1,654,218
Fannie Mae	277,600	14,168,704
FirstFed Financial Corp., Delaware (a)	16,100	926,555
Freddie Mac	225,200	13,597,576
Golden West Financial Corp., Delaware	322,100	19,644,879
Harbor Florida Bancshares, Inc.	18,600	677,412
Independence Community Bank Corp.	60,582	2,071,904
IndyMac Bancorp, Inc.	12,100	481,943
MGIC Investment Corp.	219,700	13,715,871
New York Community Bancorp, Inc.	646,337	11,362,604
People’s Bank, Connecticut	374,200	11,035,158
R&G Financial Corp. Class B	33,450	506,099
Radian Group, Inc.	255,200	13,061,136
Sovereign Bancorp, Inc.	559,399	13,045,185
The PMI Group, Inc.	111,657	4,517,642
W Holding Co., Inc.	66,139	653,453
Washington Federal, Inc.	208,662	4,888,951
Washington Mutual, Inc.	278,800	11,592,504
Webster Financial Corp.	128,200	5,886,944
		186,480,563

TOTAL COMMON STOCKS
(Cost $256,281,259)		319,096,128

Money Market Funds 3.2%

Fidelity Cash Central Fund, 3.6% (b)	6,882,993	6,882,993
Fidelity Securities Lending Cash
Central Fund, 3.61% (b)(c)	3,355,000	3,355,000
TOTAL MONEY MARKET FUNDS
(Cost $10,237,993)		10,237,993

TOTAL INVESTMENT PORTFOLIO 101.4%
(Cost $266,519,252)		329,334,121

NET OTHER ASSETS (1.4)%		(4,441,122)
NET ASSETS 100%		$324,892,999

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Home Finance Portfolio Financial Statements

Statement of Assets and Liabilities
	August 31, 2005 (Unaudited)

Assets
Investment in securities, at value (in-
cluding securities loaned of
$3,309,629) (cost $266,519,252)
— See accompanying schedule		$329,334,121
Receivable for fund shares sold		72,269
Dividends receivable		367,262
Interest receivable		21,629
Prepaid expenses		426
Other affiliated receivables		15
Other receivables		32,053
Total assets		329,827,775

Liabilities
Payable for fund shares redeemed .	$1,292,671
Accrued management fee	160,016
Other affiliated payables	111,591
Other payables and accrued
expenses	15,498
Collateral on securities loaned, at
value	3,355,000
Total liabilities		4,934,776

Net Assets		$324,892,999
Net Assets consist of:
Paid in capital		$224,836,029
Undistributed net investment income		5,112,671
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions		32,129,430
Net unrealized appreciation (de-
preciation) on investments		62,814,869
Net Assets, for 5,776,377 shares
outstanding		$324,892,999
Net Asset Value, offering price and
redemption price per share
($324,892,999 ÷ 5,776,377
shares)		$56.25

Statement of Operations
Six months ended August 31, 2005 (Unaudited)

Investment Income
Dividends		$3,313,919
Special Dividends		3,220,660
Interest		197,975
Security lending		26,271
Total income		6,758,825

Expenses
Management fee	$1,017,120
Transfer agent fees	584,983
Accounting and security lending
fees	90,368
Independent trustees’ compensation	733
Custodian fees and expenses	6,151
Registration fees	26,766
Audit	15,881
Legal	1,776
Miscellaneous	2,557
Total expenses before reductions	1,746,335
Expense reductions	(85,224)	1,661,111

Net investment income (loss)		5,097,714
Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:
Investment securities	32,240,311
Foreign currency transactions	45
Total net realized gain (loss)		32,240,356
Change in net unrealized appreci-
ation (depreciation) on investment
securities		(54,098,947)
Net gain (loss)		(21,858,591)
Net increase (decrease) in net as-
sets resulting from operations		$(16,760,877)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 22

Statement of Changes in Net Assets
	Six months ended	Year ended
	August 31, 2005	February 28,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,097,714	$3,408,910
Net realized gain (loss)	32,240,356	53,745,806
Change in net unrealized appreciation (depreciation)	(54,098,947)	(61,157,170)
Net increase (decrease) in net assets resulting from operations	(16,760,877)	(4,002,454)
Distributions to shareholders from net investment income	(191,922)	(3,477,354)
Distributions to shareholders from net realized gain	(1,407,432)	(56,184,735)
Total distributions	(1,599,354)	(59,662,089)
Share transactions
Proceeds from sales of shares	21,498,969	98,974,765
Reinvestment of distributions	1,531,604	56,903,069
Cost of shares redeemed	(75,877,534)	(145,235,716)
Net increase (decrease) in net assets resulting from share transactions	(52,846,961)	10,642,118
Redemption fees	12,299	50,578
Total increase (decrease) in net assets	(71,194,893)	(52,971,847)
Net Assets
Beginning of period	396,087,892	449,059,739
End of period (including undistributed net investment income of $5,112,671 and undistributed net investment income
of $949,442, respectively)	$ 324,892,999	$396,087,892
Other Information
Shares
Sold	378,672	1,511,280
Issued in reinvestment of distributions	28,316	911,406
Redeemed	(1,330,583)	(2,253,150)
Net increase (decrease)	(923,595)	169,536

Financial Highlights
	Six months ended
	August 31, 2005		Years ended February 28,
	(Unaudited)	2005	2004H	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 59.12	$ 68.76	$ 47.60	$ 52.95	$ 51.82	$ 30.92
Income from Investment Operations
Net investment income (loss)E	81F	.54	.61	.39	.41	.37
Net realized and unrealized gain (loss)	(3.43)	(.54)	22.67	(4.77)	4.07	20.73
Total from investment operations	(2.62)	—	23.28	(4.38)	4.48	21.10
Distributions from net investment income	(.03)	(.56)	(.41)	(.30)	(.17)	(.26)
Distributions from net realized gain	(.22)	(9.09)	(1.72)	(.70)	(3.23)	(.07)
Total distributions	(.25)	(9.65)	(2.13)	(1.00)	(3.40)	(.33)
Redemption fees added to paid in capitalE	—I	.01	.01	.03	.05	.13
Net asset value, end of period	$ 56.25	$ 59.12	$ 68.76	$ 47.60	$ 52.95	$ 51.82
Total ReturnB,C,D	(4.41)%	(.46)%	49.39%	(8.30)%	9.40%	68.78%
Ratios to Average Net AssetsG
Expenses before expense reductions	98%A	.97%	1.11%	1.14%	1.15%	1.30%
Expenses net of voluntary waivers, if any	98%A	.97%	1.11%	1.14%	1.15%	1.30%
Expenses net of all reductions	93%A	.96%	1.10%	1.11%	1.12%	1.27%
Net investment income (loss)	2.87%A,F	.83%	1.05%	.75%	.82%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 324,893	$ 396,088	$ 449,060	$ 327,394	$ 408,779	$ 417,589
Portfolio turnover rate	129%A	37%	38%	78%	72%	115%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.51 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.06% . GExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. HFor the year ended February 29. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Insurance Portfolio Investment Changes

Top Ten Stocks as of August 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
American International Group,
Inc.	9.9	8.8
MetLife, Inc.	5.5	3.9
The St. Paul Travelers Companies,
Inc.	5.3	4.5
ACE Ltd.	5.3	5.4
AFLAC, Inc.	5.2	4.1
Prudential Financial, Inc.	4.5	5.1
WellPoint, Inc.	4.5	3.3
Hartford Financial Services
Group, Inc.	4.2	5.2
Allstate Corp.	3.4	3.7
W.R. Berkley Corp.	2.9	3.2
	50.7

* Includes short term investments and net other assets.

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report 24

Insurance Portfolio Investments August 31, 2005 (Unaudited) Showing Percentage of Net Assets

Common Stocks 99.2%
	Shares	Value (Note 1)

CAPITAL MARKETS 0.1%
Asset Management & Custody Banks 0.1%
National Financial Partners Corp.	5,300	$232,670
DIVERSIFIED FINANCIAL SERVICES – 1.5%
Multi-Sector Holdings – 0.2%
Leucadia National Corp.	10,400	423,488
Other Diversifed Financial Services – 1.3%
Principal Financial Group, Inc.	49,300	2,257,940

TOTAL DIVERSIFIED FINANCIAL SERVICES		2,681,428

HEALTH CARE PROVIDERS & SERVICES – 4.7%
Managed Health Care 4.7%
Health Net, Inc. (a)	7,300	336,603
WellPoint, Inc. (a)	107,500	7,981,875
		8,318,478

INDUSTRIAL CONGLOMERATES 0.3%
Industrial Conglomerates 0.3%
Alleghany Corp.	1,640	488,310
INSURANCE – 90.3%
Insurance Brokers – 5.1%
Aon Corp.	26,900	804,848
Arthur J. Gallagher & Co.	12,200	348,432
Brown & Brown, Inc.	9,700	460,459
Hilb Rogal & Hobbs Co.	19,600	690,312
Marsh & McLennan Companies, Inc.	91,700	2,572,185
USI Holdings Corp. (a)	69,600	852,600
Willis Group Holdings Ltd.	94,000	3,290,000
		9,018,836
Life & Health Insurance – 21.4%
AFLAC, Inc.	213,400	9,223,148
AmerUs Group Co.	10,200	564,264
Jefferson Pilot Corp.	7,850	390,381
Lincoln National Corp.	18,500	917,415
Manulife Financial Corp.	66,211	3,370,093
MetLife, Inc.	201,100	9,849,878
Nationwide Financial Services, Inc.
Class A (sub. vtg.)	300	11,568
Phoenix Companies, Inc.	35,000	419,650
Protective Life Corp.	30,100	1,235,003
Prudential Financial, Inc.	124,400	8,007,628
StanCorp Financial Group, Inc.	11,100	897,435
Torchmark Corp.	20,200	1,065,348
UICI	20,000	617,200
UnumProvident Corp.	83,435	1,611,964
		38,180,975
Multi-Line Insurance – 18.6%
Allmerica Financial Corp. (a)	25,973	1,057,361
American Financial Group, Inc., Ohio	31,300	1,049,489
American International Group, Inc.	300,500	17,789,599

	Shares	Value (Note 1)
Assurant, Inc.	37,300	$ 1,392,409
Genworth Financial, Inc. Class A
(non vtg.)	116,500	3,747,805
Hartford Financial Services Group, Inc.	103,500	7,560,675
HCC Insurance Holdings, Inc.	26,200	698,230
		33,295,568
Property & Casualty Insurance 33.8%
ACE Ltd.	211,700	9,401,597
Allstate Corp.	108,700	6,110,027
AMBAC Financial Group, Inc.	47,150	3,233,547
Aspen Insurance Holdings Ltd.	38,700	1,050,705
Axis Capital Holdings Ltd.	113,700	3,212,025
Berkshire Hathaway, Inc.:
Class A (a)	37	3,076,550
Class B (a)	62	172,112
Cincinnati Financial Corp.	13,001	532,781
CNA Financial Corp. (a)	2,900	84,013
Erie Indemnity Co. Class A	400	20,856
Fidelity National Financial, Inc.	72,584	2,839,486
Infinity Property & Casualty Corp.	1,400	45,528
James River Group, Inc.	5,600	112,000
Markel Corp. (a)	2,500	811,875
MBIA, Inc.	60,800	3,524,576
Mercury General Corp.	1,000	58,730
National Interstate Corp.	1,200	19,092
Ohio Casualty Corp.	2,400	60,624
Old Republic International Corp.	64,800	1,631,016
Philadelphia Consolidated Holdings
Corp. (a)	6,200	481,678
RLI Corp.	1,400	64,540
SAFECO Corp.	11,700	610,038
Specialty Underwriters’ Alliance, Inc.	53,900	444,136
The Chubb Corp.	50,029	4,350,522
The St. Paul Travelers Companies, Inc.	220,291	9,474,716
W.R. Berkley Corp.	143,862	5,105,662
XL Capital Ltd. Class A	55,500	3,857,250
Zenith National Insurance Corp.	600	37,890
		60,423,572
Reinsurance 11.4%
Arch Capital Group Ltd. (a)	15,800	686,510
Endurance Specialty Holdings Ltd.	120,500	4,422,350
Everest Re Group Ltd.	34,700	3,212,873
IPC Holdings Ltd.	18,100	711,149
Max Re Capital Ltd.	26,800	616,132
Montpelier Re Holdings Ltd.	74,500	2,436,150
Odyssey Re Holdings Corp. (d)	13,200	333,300
PartnerRe Ltd.	53,100	3,223,170
Platinum Underwriters Holdings Ltd.	68,900	2,237,872
PXRE Group Ltd.	7,400	172,346
Reinsurance Group of America, Inc.	14,300	613,613

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Insurance Portfolio Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value (Note 1)

INSURANCE – CONTINUED
Reinsurance – continued
Scottish Re Group Ltd.	55,900	$ 1,344,954
Transatlantic Holdings, Inc.	4,762	276,196
		20,286,615

TOTAL INSURANCE		161,205,566

THRIFTS & MORTGAGE FINANCE 2.3%
Thrifts & Mortgage Finance – 2.3%
MGIC Investment Corp.	32,800	2,047,704
Radian Group, Inc.	22,700	1,161,786
The PMI Group, Inc.	23,500	950,810
		4,160,300

TOTAL COMMON STOCKS
(Cost $132,996,634)		177,086,752

Money Market Funds 0.1%

Fidelity Securities Lending Cash
Central Fund, 3.61% (b)(c)
(Cost $239,875)	239,875	239,875

TOTAL INVESTMENT PORTFOLIO 99.3%
(Cost $133,236,509)		177,326,627

NET OTHER ASSETS 0.7%		1,279,498
NET ASSETS 100%		$ 178,606,125

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	77.9%
Bermuda	19.4%
Canada	1.9%
Others (individually less than 1%)	0.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 26

Insurance Portfolio Financial Statements

Statement of Assets and Liabilities
		August 31, 2005 (Unaudited)

Assets
Investment in securities, at value (in-
cluding securities loaned of
$239,875) (cost $133,236,509)
— See accompanying schedule			$177,326,627
Receivable for investments sold			4,555,356
Receivable for fund shares sold			310,112
Dividends receivable			222,299
Interest receivable			11,594
Prepaid expenses			192
Other affiliated receivables			610
Other receivables			4,364
Total assets			182,431,154

Liabilities
Payable to custodian bank		$386,347
Payable for fund shares redeemed	.	3,029,339
Accrued management fee		89,604
Other affiliated payables		64,543
Other payables and accrued
expenses		15,321
Collateral on securities loaned, at
value		239,875
Total liabilities			3,825,029

Net Assets			$178,606,125
Net Assets consist of:
Paid in capital			$131,008,413
Undistributed net investment income			1,498,676
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions			2,008,751
Net unrealized appreciation
(depreciation) on investments and
assets and liabilities in foreign
currencies			44,090,285
Net Assets, for 2,777,989 shares
outstanding			$178,606,125
Net Asset Value, offering price and
redemption price per share
($178,606,125 ÷ 2,777,989
shares)			$64.29

Statement of Operations
Six months ended August 31, 2005 (Unaudited)

Investment Income
Dividends		$1,263,251
Special Dividends		1,096,590
Interest		52,040
Security lending		4,932
Total income		2,416,813

Expenses
Management fee	$503,886
Transfer agent fees	323,309
Accounting and security lending
fees	44,150
Independent trustees’ compensation	381
Custodian fees and expenses	5,666
Registration fees	27,545
Audit	15,325
Legal	271
Miscellaneous	919
Total expenses before reductions	921,452
Expense reductions	(9,100)	912,352

Net investment income (loss)		1,504,461
Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:
Investment securities	2,670,891
Foreign currency transactions	3,042
Total net realized gain (loss)		2,673,933
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities	2,912,242
Assets and liabilities in foreign
currencies	218
Total change in net unrealized ap-
preciation (depreciation)		2,912,460
Net gain (loss)		5,586,393
Net increase (decrease) in net as-
sets resulting from operations		$7,090,854

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Insurance Portfolio Financial Statements - continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	August 31, 2005	February 28,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,504,461	$671,918
Net realized gain (loss)	2,673,933	976,881
Change in net unrealized appreciation (depreciation)	2,912,460	4,724,498
Net increase (decrease) in net assets resulting from operations	7,090,854	6,373,297
Distributions to shareholders from net investment income	(243,501)	(267,343)
Distributions to shareholders from net realized gain	(595,223)	(1,505,092)
Total distributions	(838,724)	(1,772,435)
Share transactions
Proceeds from sales of shares	56,167,440	178,636,899
Reinvestment of distributions	806,441	1,708,932
Cost of shares redeemed	(58,019,454)	(163,507,040)
Net increase (decrease) in net assets resulting from share transactions	(1,045,573)	16,838,791
Redemption fees	22,951	61,658
Total increase (decrease) in net assets	5,229,508	21,501,311
Net Assets
Beginning of period	173,376,617	151,875,306
End of period (including undistributed net investment income of $1,498,676 and undistributed net investment income
of $400,116, respectively)	$ 178,606,125	$173,376,617

Other Information
Shares
Sold	904,647	3,055,553
Issued in reinvestment of distributions	13,825	28,451
Redeemed	(930,346)	(2,839,438)
Net increase (decrease)	(11,874)	244,566

Financial Highlights
	Six months ended
	August 31, 2005		Years ended February 28,
	(Unaudited)	2005	2004H	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 62.15	$ 59.67	$ 41.06	$ 50.79	$ 47.12	$ 27.64
Income from Investment Operations
Net investment income (loss)E	53F	.23	.08	.02	.13	.28
Net realized and unrealized gain (loss)	1.91	2.92	19.88	(8.14)	3.83	19.76
Total from investment operations	2.44	3.15	19.96	(8.12)	3.96	20.04
Distributions from net investment income	(.09)	(.10)	(.08)	(.09)	(.03)	(.12)
Distributions from net realized gain	(.22)	(.59)	(1.29)	(1.55)	(.30)	(.65)
Total distributions	(.31)	(.69)	(1.37)	(1.64)	(.33)	(.77)
Redemption fees added to paid in capitalE		01.02	.02	.03	.04	.21
Net asset value, end of period	$ 64.29	$ 62.15	$ 59.67	$ 41.06	$ 50.79	$ 47.12
Total ReturnB,C,D	3.99%	5.35%	49.04%	(16.41)%	8.56%	73.17%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.05%A	1.05%	1.24%	1.26%	1.20%	1.20%
Expenses net of voluntary waivers, if any	1.05%A	1.05%	1.24%	1.26%	1.20%	1.20%
Expenses net of all reductions	1.03%A	1.04%	1.23%	1.24%	1.17%	1.16%
Net investment income (loss)	1.71%A,F	.39%	.16%	.05%	.28%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 178,606	$ 173,377	$ 151,875	$ 88,150	$ 143,213	$ 142,149
Portfolio turnover rate	38%A	50%	59%	95%	104%	175%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects special dividends which amounted to $.39 per share. Excluding these special dividends, the ratio of net investment income to average net assets would have been .46%. GExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. HFor the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 28

Notes to Financial Statements For the period ended August 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Banking Portfolio, Brokerage and Investment Management Portfolio, Financial Services Portfolio, Home Finance Portfolio, and Insurance Portfolio (the funds) are funds of Fidelity Select Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The funds are non diversified with the exception of Fidelity Select Home Finance, Financial Services, and Banking. The funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. In addition, each fund intends to calculate a NAV each hour on the hour (until one hour prior to the close of business on the NYSE) under normal business conditions. Each fund’s investments are valued as of these times for the purpose of computing the fund’s hourly NAV. Fidelity may suspend the calculation of one or more hourly NAVs for funds for any period in which prices for a portion of the stocks or securities held by the funds are not readily available. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open end investment companies are valued at their net asset value each business day.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Pur chases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the funds are informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non recurring dividends recognized by the funds are presented separately on the Statement of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortiza tion of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

29 Semiannual Report

Notes to Financial Statements (Unaudited) continued 1. Significant Accounting Policies continued Income Tax Information and Distributions to Shareholders continued

Distributions are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each fund:

	Cost for Federal			Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation/
	Purposes	Appreciation	Depreciation	(Depreciation)
Banking Portfolio	$ 276,743,547	$ 104,698,611	$ (2,522,705)	$ 102,175,906
Brokerage and Investment Management Portfolio	493,249,009	98,187,887	(10,331,427)	87,856,460
Financial Services Portfolio	343,681,435	116,325,431	(7,047,408)	109,278,023
Home Finance Portfolio	269,545,579	69,713,061	(9,924,519)	59,788,542
Insurance Portfolio	133,876,299	45,003,624	(1,553,296)	43,450,328

Trading (Redemption) Fees. Shares in the funds held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital. Shareholders are also subject to an additional $7.50 fee for shares exchanged into another Fidelity fund (see Note 4).

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Banking Portfolio	182,860,229	267,276,121
Brokerage and Investment Management Portfolio	419,558,098	349,735,496
Financial Services Portfolio	102,017,104	139,635,151
Home Finance Portfolio	220,140,458	267,038,676
Insurance Portfolio	33,461,904	33,196,012

Semiannual Report

30

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly manage ment fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund’s average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund’s annualized management fee rate expressed as a percentage of each fund’s average net assets was as follows:

	Individual Rate	Group Rate	Total
Banking Portfolio	30%	.27%	.57%
Brokerage and Investment Management Portfolio	30%	.27%	.57%
Financial Services Portfolio	30%	.27%	.57%
Home Finance Portfolio	30%	.27%	.57%
Insurance Portfolio	30%	.27%	.57%

Sales Load. Fidelity Distributors Corporation (FDC), an affiliate of FMR, is the general distributor of the funds. Shares purchased prior to October 12, 1990, were subject to a 1% deferred sales charge upon redemption or exchange to any other Fidelity fund (other than Select funds). Effective July 1, 2005, the deferred sales charge was eliminated. For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Banking Portfolio	$ 1,665
Brokerage and Investment Management Portfolio	556
Financial Services Portfolio	5,676
Home Finance Portfolio	821
Insurance Portfolio	426

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds’ transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Banking Portfolio	31%
Brokerage and Investment Management Portfolio	31%
Financial Services Portfolio	33%
Home Finance Portfolio	33%
Insurance Portfolio	37%

Accounting and Security Lending Fees. FSC maintains each fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. Certain funds may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR. The Money Market Central Funds do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Money Market Central Funds are noted in the table below:

Income
Distributions
Banking Portfolio	$ 630,317
Brokerage and Investment Management Portfolio	801,375
Financial Services Portfolio	254,101
Home Finance Portfolio	386,395
Insurance Portfolio	63,223

31 Semiannual Report

Notes to Financial Statements (Unaudited) continued 4. Fees and Other Transactions with Affiliates continued

Exchange Fees. FSC receives the proceeds of $7.50 to cover administrative costs associated with exchanges out of the funds to any other Fidelity Select fund or to any other Fidelity fund. For the period, exchange fees retained by FSC were as follows:

Retained
by FSC
Banking Portfolio	$4,643
Brokerage and Investment Management Portfolio	2,670
Financial Services Portfolio	2,948
Home Finance Portfolio	3,923
Insurance Portfolio	1,268

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Banking Portfolio	$ 5,602
Brokerage and Investment Management Portfolio	37,266
Financial Services Portfolio	7,422
Home Finance Portfolio	6,992
Insurance Portfolio	2,415

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applica ble fund’s activity in this program during the period for which loans were outstanding was as follows:

				Interest Earned
	Borrower or	Average Daily	Weighted Average	(included in	Interest
	Lender	Loan Balance	Interest Rate	interest income)	Expense
Financial Services Portfolio	Borrower	$ 9,240,000	2.67%	—	$ 686

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The participating funds have agreed to pay commit ment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund’s Statement of Assets and Liabilities.

Semiannual Report

32

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain funds provided services to these funds in addition to trade execution. These services included payments of expenses on behalf of each applicable fund. In addition, through arrangements with each applicable fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund’s expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage	Custody	Transfer Agent
	Service Arrangements	expense reduction	expense reduction
Banking Portfolio	$ 62,061	$139	$914
Brokerage and Investment Management Portfolio	203,327	1,130	232
Financial Services Portfolio	44,299	245	2,826
Home Finance Portfolio	83,212	—	2,012
Insurance Portfolio	8,740	—	360

8. Other.

The funds’ organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

33 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Select Banking Select Brokerage and Investment Management Select Financial Services Select Home Finance Select Insurance

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to each fund and its shareholders by Fidelity (including the investment performance of each fund); (2) the competitiveness of the man agement fee and total expenses of each fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (4) the extent to which economies of scale would be realized as each fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the backgrounds of the funds’ portfolio managers and the funds’ investment objectives and disciplines. The independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Invest ment Advisers’ investment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitor ing of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, each fund’s compliance policies and procedures.

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34

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market informa tion through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund’s absolute investment performance, as well as each fund’s relative investment performance measured against (i) a proprietary custom index (or a Goldman Sachs index that reflects the market sector in which the fund invests, in the case of Select Financial Services), and (ii) a peer group of mutual funds over multiple periods. For each fund, the following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the fund’s returns, the returns of a proprietary custom index (or a Goldman Sachs index, in the case of Select Financial Services) (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund. For each fund (other than Select Financial Services), the fund’s proprietary custom index is an index developed and periodically revised by FMR that is a market capitalization weighted index of securities that meet the fund’s 80% name test.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the third quartile for the one and five year periods and the second quartile for the three year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the funds in the peer group typically have broader investment man dates than the fund, which focuses on a particular subset of companies within the financial services industry. The Board also stated that the relative investment performance of the fund was lower than its benchmark over time. In the absence of a meaningful peer group comparison for the fund and in consideration of the fund’s exposure to a narrow market sector, the Board focused its review on the fund’s relative investment performance measured against its benchmark. In light of that comparison, the Board discussed with FMR actions to be taken by FMR to improve the fund’s below benchmark performance.

35 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the third quartile for the one , three , and five year periods. The Board noted that FMR does not consider that Lipper peer group to be a meaningful com parison for the fund, however, because the funds in the peer group typically have broader investment mandates than the fund, which focuses on a particular subset of companies within the financial services industry. The Board also stated that the relative investment performance of the fund was lower than its benchmark over time. In the absence of a meaningful peer group comparison for the fund and in consideration of the fund’s exposure to a narrow market sector, the Board focused its review on the fund’s relative investment performance measured against its benchmark. In light of that comparison, the Board discussed with FMR actions to be taken by FMR to improve the fund’s below benchmark performance.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the third quartile for the one , three , and five year periods. The Board also stated that the relative investment performance of the fund was lower than its benchmark over time. The Board discussed with FMR actions to be taken by FMR to improve the fund’s disappointing performance.

Semiannual Report

36

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for the one year period and the first quartile for the three and five year periods. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the funds in the peer group typically have broader investment man dates than the fund, which focuses on a particular subset of companies within the financial services industry. The Board also stated that the relative investment performance of the fund was lower than its benchmark over time. In the absence of a meaningful peer group comparison for the fund and in consideration of the fund’s exposure to a narrow market sector, the Board focused its review on the fund’s relative investment performance measured against its benchmark. In light of that comparison, the Board discussed with FMR actions to be taken by FMR to improve the fund’s below benchmark performance.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the third quartile for the one year period, the second quartile for the three year period, and the first quartile for the five year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the funds in the peer group typically have broader investment mandates than the fund, which focuses on a particular subset of companies within the financial services industry. The Board also stated that the relative investment performance of the fund has compared favorably to its benchmark over time, although the fund’s one year cumula tive total return was lower than its benchmark.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and

37 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit each fund’s shareholders, particularly in light of the Board’s view that each fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board’s management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund’s. For example, a TMG % of 19% would mean that 81% of the funds in the Total Mapped Group had higher management fees than a fund. The “Asset Size Peer Group” (ASPG) compari son focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which a fund’s management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report 38

39 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that each fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Based on its review, the Board concluded that each fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund’s total expenses, the Board considered the fund’s management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund’s total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund’s total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the busi ness of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggre gate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After consider ing PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the funds’ business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Semiannual Report

40

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in each fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that each fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s management increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particu lar fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the exist ing advisory fee structures are fair and reasonable, and that each fund’s existing Advisory Contracts should be renewed.

41 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub-Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K. Limited)
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
Brown Brothers Harriman & Co.
Boston, MA
Corporate Headquarters
82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection
Mutual Fund 24 Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
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(9 a.m. - 9 p.m. Eastern time)
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SELFIN USAN 1005 1.813665.100

Fidelity® Select Portfolios® Health Care Sector

Biotechnology Health Care Medical Delivery Medical Equipment and Systems Pharmaceuticals

Semiannual Report August 31, 2005

Contents

Shareholder Expense Example	3
Fund Updates*
Health Care Sector
Biotechnology	4
Health Care	9
Medical Delivery	15
Medical Equipment and Systems	21
Pharmaceuticals	26
Notes to Financial Statements	31
Board Approval of Investment	36
Advisory Contracts and
Management Fees

* Fund updates for each Select Portfolio include: Investment Changes, Investments, and Financial Statements.

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by Fidelity Distributors
Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, redemption fees and exchange fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2005 to August 31, 2005).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	March 1, 2005
	March 1, 2005	August 31, 2005	to August 31, 2005
Biotechnology Portfolio
Actual	$ 1,000.00	$1,222.90	$5.55
HypotheticalA	$ 1,000.00	$1,020.21	$5.04
Health Care Portfolio
Actual	$ 1,000.00	$1,138.90	$4.96
HypotheticalA	$ 1,000.00	$1,020.57	$4.69
Medical Delivery Portfolio
Actual	$ 1,000.00	$1,154.50	$5.27
HypotheticalA	$ 1,000.00	$1,020.32	$4.94
Medical Equipment and Systems Portfolio
Actual	$ 1,000.00	$1,059.90	$5.04
HypotheticalA	$ 1,000.00	$1,020.32	$4.94
Pharmaceuticals Portfolio
Actual	$ 1,000.00	$1,097.90	$5.98
HypotheticalA	$ 1,000.00	$1,019.51	$5.75

A 5% return per year before expenses

* Expenses are equal to each Fund’s annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Biotechnology Portfolio	99%
Health Care Portfolio	92%
Medical Delivery Portfolio	97%
Medical Equipment and Systems Portfolio	97%
Pharmaceuticals Portfolio	1.13%

33 Semiannual Report

Biotechnology Portfolio Investment Changes

Top Ten Stocks as of August 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Genentech, Inc.	12.2	10.9
Celgene Corp.	6.6	8.2
Amgen, Inc.	6.4	3.0
Biogen Idec, Inc.	5.4	7.1
MedImmune, Inc.	4.4	5.5
Gilead Sciences, Inc.	4.4	4.3
Sepracor, Inc.	4.1	6.1
Invitrogen Corp.	4.0	4.2
Cephalon, Inc.	3.8	5.9
Affymetrix, Inc.	3.8	3.8
	55.1

* Short term investments and net other assets are not included in the pie chart.

** Includes short term investments and net other assets.

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report 4

Biotechnology Portfolio Investments August 31, 2005 (Unaudited) Showing Percentage of Net Assets

Common Stocks 99.7%
	Shares	Value (Note 1)

BIOTECHNOLOGY – 83.7%
Biotechnology – 83.7%
Abgenix, Inc. (a)	339,900	$3,735,501
Acambis PLC (a)	607,968	2,718,568
Actelion Ltd. (Reg.) (a)	326,556	37,966,480
Affymetrix, Inc. (a)	1,312,200	64,940,778
Alkermes, Inc. (a)	1,069,957	20,093,792
Alnylam Pharmaceuticals, Inc. (a)	248,200	2,357,900
Amgen, Inc. (a)	1,377,300	110,046,270
Amylin Pharmaceuticals, Inc. (a)(d)	238,100	7,797,775
Anadys Pharmaceuticals, Inc. (a)	12,900	157,380
Biogen Idec, Inc. (a)	2,218,842	93,524,190
BioMarin Pharmaceutical, Inc. (a)	153,400	1,323,842
Celgene Corp. (a)	2,273,730	114,141,246
Cephalon, Inc. (a)(d)	1,636,340	66,304,497
Charles River Laboratories
International, Inc. (a)	370,300	18,818,646
Curis, Inc. (a)	1,304,820	5,923,883
CV Therapeutics, Inc. (a)	15,500	421,135
Dendreon Corp. (a)	2,300	13,340
DOV Pharmaceutical, Inc. (a)(e)	1,316,700	19,776,834
Dyax Corp. (a)	145,800	790,236
Enzon Pharmaceuticals, Inc. (a)	753,100	5,264,169
Exelixis, Inc. (a)	561,700	4,207,133
Genentech, Inc. (a)	2,231,800	209,655,293
Genta, Inc. (a)	486,300	515,478
Genzyme Corp. (a)	808,500	57,540,945
Gilead Sciences, Inc. (a)	1,770,900	76,148,700
Harvard Bioscience, Inc. (a)	11,600	33,756
Human Genome Sciences, Inc. (a)	1,623,600	20,960,676
Icagen, Inc.	340,500	2,826,150
ICOS Corp. (a)(d)	718,500	18,774,405
Idenix Pharmaceuticals, Inc. (a)(d)	179,000	3,807,330
ImClone Systems, Inc. (a)	1,391,300	45,523,336
ImmunoGen, Inc. (a)	1,654,556	10,506,431
Immunomedics, Inc. (a)(d)	297,100	522,896
Incyte Corp. (a)	997,300	7,340,128
Inhibitex, Inc. (a)(d)	58,600	550,840
Inhibitex, Inc. (a)(f)	331,830	2,807,282
Invitrogen Corp. (a)(d)	811,654	68,771,443
Ligand Pharmaceuticals, Inc. Class B (a)	40,200	315,570
Martek Biosciences (a)(d)	371,400	18,941,400
Medarex, Inc. (a)	837,900	8,420,895
MedImmune, Inc. (a)	2,553,420	76,423,861
Millennium Pharmaceuticals, Inc. (a)	6,333,762	63,400,958
Myogen, Inc. (a)(d)	418,600	8,665,020
Neopharm, Inc. (a)	32,900	442,505
Neurocrine Biosciences, Inc. (a)	587,900	26,925,820
NPS Pharmaceuticals, Inc. (a)	12,300	122,631
Oscient Pharmaceuticals Corp. (a)	89,500	205,850
OSI Pharmaceuticals, Inc. (a)	381,000	12,496,800
Pharmion Corp. (a)	431,096	10,712,736

	Shares	Value (Note 1)
Protein Design Labs, Inc. (a)	1,448,900	$ 38,743,586
Regeneron Pharmaceuticals, Inc. (a)	715,000	5,341,050
Seattle Genetics, Inc. (a)	837,589	4,916,647
Serologicals Corp. (a)	731,200	17,395,248
Tanox, Inc. (a)	334,600	4,413,374
Techne Corp. (a)	491,300	27,989,361
Tercica, Inc. (a)	566,700	6,409,377
Threshold Pharmaceuticals, Inc.	154,122	1,781,650
ViaCell, Inc.	17,500	122,325
XOMA Ltd. (a)	1,542,100	2,251,466
Zymogenetics, Inc. (a)	37,900	638,236
		1,443,685,050

COMPUTERS & PERIPHERALS 0.0%
Computer Storage & Peripherals 0.0%
iCAD, Inc. (a)	208,300	589,489
HEALTH CARE EQUIPMENT & SUPPLIES – 1.3%
Health Care Equipment 0.2%
Aspect Medical Systems, Inc. (a)	5,100	154,836
Cholestech Corp. (a)	126,200	1,299,860
Epix Pharmaceuticals, Inc. (a)	114,400	975,832
Fisher Scientific International, Inc. (a)	4,800	309,504
Syneron Medical Ltd.	30,900	1,140,828
		3,880,860
Health Care Supplies 1.1%
Gen Probe, Inc. (a)	44,700	2,034,744
Inverness Medical Innovations,
Inc. (a)(f)	664,700	16,670,676
		18,705,420

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		22,586,280

HEALTH CARE PROVIDERS & SERVICES – 0.0%
Health Care Facilities 0.0%
Corporacion Dermoestetica SA	29,900	376,668
PHARMACEUTICALS – 14.7%
Pharmaceuticals 14.7%
Adams Respiratory Therapeutics, Inc. .	2,800	94,752
Axcan Pharma, Inc. (a)	137,700	1,682,027
Connetics Corp. (a)	5,400	102,924
Cypress Bioscience, Inc. (a)	97,200	1,337,472
Guilford Pharmaceuticals, Inc. (a)	918,200	3,397,340
IVAX Corp. (a)	4,700	121,730
Kos Pharmaceuticals, Inc. (a)	723,900	49,312,068
Medicines Co. (a)	495,200	10,953,824
Merck KGaA	337,112	29,012,208
MGI Pharma, Inc. (a)	1,080,200	29,122,192
NitroMed, Inc. (a)(d)	383,355	7,230,075
Novartis AG sponsored ADR	156,700	7,639,125
Roche Holding AG (participation
certificate)	176,007	24,308,770
Salix Pharmaceuticals Ltd. (a)	253,100	5,158,178
Sanofi Aventis sponsored ADR	3,100	132,556

See accompanying notes which are an integral part of the financial statements.

5 Semiannual Report

Biotechnology Portfolio Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value (Note 1)

PHARMACEUTICALS – CONTINUED
Pharmaceuticals – continued
Sepracor, Inc. (a)	1,408,400	$ 70,701,680
SkyePharma PLC (a)	2,744,787	2,944,648
Teva Pharmaceutical Industries Ltd.
sponsored ADR	275,800	8,946,952
Wyeth	19,100	874,589
		253,073,110

TOTAL COMMON STOCKS
(Cost $1,442,349,557)	1,720,310,597

Preferred Stocks 0.4%

Convertible Preferred Stocks 0.4%

BIOTECHNOLOGY – 0.4%
Biotechnology – 0.4%
Xenon Pharmaceuticals, Inc. Series E (f) .	981,626	6,056,632
Nonconvertible Preferred Stocks 0.0%

BIOTECHNOLOGY – 0.0%
Biotechnology – 0.0%
GeneProt, Inc. Series A (a)(f)	180,000	180
TOTAL PREFERRED STOCKS
(Cost $7,704,238)		6,056,812

Money Market Funds 3.2%

Fidelity Securities Lending Cash
Central Fund, 3.61% (b)(c)
(Cost $56,044,900)	56,044,900	56,044,900

TOTAL INVESTMENT PORTFOLIO 103.3%
(Cost $1,506,098,695)	1,782,412,309

NET OTHER ASSETS (3.3)%		(56,887,896)
NET ASSETS 100%	$ 1,725,524,413

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

(e) Affiliated company

(f) Restricted securities – Investment in securities not registered under the
Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to
$25,534,770 or 1.5% of net assets.

Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
GeneProt, Inc. Series A	7/7/00	$990,000
Inhibitex, Inc.	8/18/05	$2,737,598
Inverness Medical Innovations, Inc.	8/1/05	$15,793,272
Xenon Pharmaceuticals, Inc. Series E	3/23/01	$6,724,138

Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund’s Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

	Value,				Value,
	beginning of		Sales	Dividend	end of
Affiliate	period	Purchases	Proceeds	Income	period
DOV Pharmaceutical, Inc	$ —	$22,183,114	$—	$—	$19,776,834

Income Tax Information

At February 28, 2005, the fund had a capital loss carryforward of approximately $814,477,938 of which $31,133,868 and $783,344,070 will expire on February 28, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 6

Biotechnology Portfolio Financial Statements

Statement of Assets and Liabilities
		August 31, 2005 (Unaudited)

Assets
Investment in securities, at value (in-
cluding securities loaned of
$56,397,083) (cost
$1,506,098,695) — See accom-
panying schedule		$1,782,412,309
Receivable for investments sold			11,326,806
Receivable for fund shares sold			1,321,105
Dividends receivable			14,978
Interest receivable			25,939
Prepaid expenses			2,022
Other affiliated receivables			1,725
Other receivables			103,823
Total assets			1,795,208,707

Liabilities
Payable to custodian bank		$1,908,690
Payable for investments purchased	.	741,953
Payable for fund shares redeemed	.	9,582,679
Accrued management fee		818,643
Other affiliated payables		562,588
Other payables and accrued
expenses		24,841
Collateral on securities loaned, at
value		56,044,900
Total liabilities			69,684,294

Net Assets		$ 1,725,524,413
Net Assets consist of:
Paid in capital		$2,188,909,742
Accumulated net investment loss			(6,703,749)
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions			(732,995,194)
Net unrealized appreciation (de-
preciation) on investments			276,313,614
Net Assets, for 28,771,777 shares
outstanding		$ 1,725,524,413
Net Asset Value, offering price and
redemption price per share
($1,725,524,413 ÷ 28,771,777
shares)			$59.97

Statement of Operations
Six months ended August 31, 2005 (Unaudited)

Investment Income
Dividends		$582,553
Interest		170,130
Security lending		243,317
		996,000
Less foreign taxes withheld		(87,516)
Total income		908,484

Expenses
Management fee	$4,522,244
Transfer agent fees	2,871,197
Accounting and security lending
fees	321,308
Independent trustees’ compensation	2,806
Custodian fees and expenses	32,219
Registration fees	45,580
Audit	19,253
Legal	2,633
Interest	1,771
Miscellaneous	11,356
Total expenses before reductions	7,830,367
Expense reductions	(223,315)	7,607,052

Net investment income (loss)		(6,698,568)
Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:
Investment securities	90,336,741
Foreign currency transactions	23,864
Total net realized gain (loss)		90,360,605
Change in net unrealized appreci-
ation (depreciation) on investment
securities		231,978,895
Net gain (loss)		322,339,500
Net increase (decrease) in net as-
sets resulting from operations		$315,640,932

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Biotechnology Portfolio Financial Statements - continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	August 31, 2005	February 28,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (6,698,568)	$ (17,826,237)
Net realized gain (loss)	90,360,605	238,493,623
Change in net unrealized appreciation (depreciation)	231,978,895	(429,856,074)
Net increase (decrease) in net assets resulting from operations	315,640,932	(209,188,688)
Share transactions
Proceeds from sales of shares	238,498,119	437,295,435
Cost of shares redeemed	(316,143,659)	(689,594,787)
Net increase (decrease) in net assets resulting from share transactions	(77,645,540)	(252,299,352)
Redemption fees	129,080	313,845
Total increase (decrease) in net assets	238,124,472	(461,174,195)

Net Assets
Beginning of period	1,487,399,941	1,948,574,136
End of period (including accumulated net investment loss of $6,703,749 and accumulated net investment loss of
$5,181, respectively)	$ 1,725,524,413	$ 1,487,399,941

Other Information
Shares
Sold	4,351,810	7,719,402
Redeemed	(5,907,855)	(12,571,982)
Net increase (decrease)	(1,556,045)	(4,852,580)

Financial Highlights
	Six months ended
	August 31, 2005		Years ended February 28,
	(Unaudited)	2005	2004G	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 49.04	$ 55.39	$ 38.42	$ 53.48	$ 71.46	$ 107.27
Income from Investment Operations
Net investment income (loss)E	(.23)	(.52)	(.43)	(.36)	(.42)	(.32)
Net realized and unrealized gain (loss)	11.16	(5.84)	17.39	(14.71)	(17.59)	(33.51)
Total from investment operations	10.93	(6.36)	16.96	(15.07)	(18.01)	(33.83)
Distributions from net realized gain	—	—	—	—	—	(1.70)
Distributions in excess of net realized gain	—	—	—	—	—	(.41)
Total distributions	—	—	—	—		(2.11)
Redemption fees added to paid in capitalE	—H	.01	.01	.01	.03	.13
Net asset value, end of period	$ 59.97	$ 49.04	$ 55.39	$ 38.42	$ 53.48	$ 71.46
Total ReturnB,C,D	22.29%	(11.46)%	44.17%	(28.16)%	(25.16)%	(31.61)%
Ratios to Average Net AssetsF
Expenses before expense reductions	99%A	.99%	1.17%	1.29%	1.11%	1.01%
Expenses net of voluntary waivers, if any	99%A	.99%	1.17%	1.29%	1.11%	1.01%
Expenses net of all reductions	96%A	.98%	1.15%	1.24%	1.09%	1.00%
Net investment income (loss)	(.85)%A	(.94)%	(.88)%	(.87)%	(.67)%	(.37)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,725,524	$1,487,400	$1,948,574	$1,484,303	$2,433,835	$3,516,830
Portfolio turnover rate	49%A	19%	50%	73%	96%	74%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. GFor the year ended Febru ary 29. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 8

Health Care Portfolio Investment Changes

Top Ten Stocks as of August 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Johnson & Johnson	7.1	9.8
Genentech, Inc.	6.7	4.6
UnitedHealth Group, Inc.	5.9	7.3
Amgen, Inc.	5.6	5.2
Abbott Laboratories	4.0	6.3
Medtronic, Inc.	3.9	7.6
Wyeth	3.8	3.4
WellPoint, Inc.	2.6	0.0
Health Net, Inc.	2.2	0.3
Alcon, Inc.	2.1	2.6
	43.9

* Includes short term investments and net other assets.

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

9 Semiannual Report

Health Care Portfolio

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks 99.7%
	Shares	Value (Note 1)

BIOTECHNOLOGY – 20.2%
Biotechnology – 20.2%
Affymetrix, Inc. (a)	136,900	$6,775,181
Amgen, Inc. (a)	1,586,400	126,753,360
Amylin Pharmaceuticals, Inc. (a)	137,000	4,486,750
Anadys Pharmaceuticals, Inc. (a)	16,500	201,300
Applera Corp.:
– Applied Biosystems Group	108,100	2,324,150
– Celera Genomics Group (a)	36,900	433,206
Biogen Idec, Inc. (a)	447,500	18,862,125
Celgene Corp. (a)	217,800	10,933,560
Cephalon, Inc. (a)	69,000	2,795,880
Charles River Laboratories
International, Inc. (a)	131,900	6,703,158
Chiron Corp. (a)	238,000	8,672,720
DOV Pharmaceutical, Inc. (a)	5,700	85,614
Genentech, Inc. (a)	1,606,400	150,905,216
Genzyme Corp. (a)	307,600	21,891,892
Gilead Sciences, Inc. (a)	641,900	27,601,700
Human Genome Sciences, Inc. (a)	362,600	4,681,166
ICOS Corp. (a)	44,900	1,173,237
ImClone Systems, Inc. (a)	112,900	3,694,088
Invitrogen Corp. (a)	71,100	6,024,303
Martek Biosciences (a)	43,100	2,198,100
MedImmune, Inc. (a)	417,270	12,488,891
Millennium Pharmaceuticals, Inc. (a)	788,800	7,895,888
Neurocrine Biosciences, Inc. (a)	308,300	14,120,140
OSI Pharmaceuticals, Inc. (a)	68,300	2,240,240
Protein Design Labs, Inc. (a)	136,500	3,650,010
Serologicals Corp. (a)	148,900	3,542,331
Techne Corp. (a)	52,400	2,985,228
Vertex Pharmaceuticals, Inc. (a)	119,000	2,189,600
		456,309,034

COMMERCIAL SERVICES & SUPPLIES 0.1%
Office Services & Supplies – 0.1%
Mine Safety Appliances Co.	47,900	1,887,260
HEALTH CARE EQUIPMENT & SUPPLIES – 20.9%
Health Care Equipment 17.6%
Advanced Medical Optics, Inc. (a)	182,600	7,187,136
Animas Corp. (a)	143,400	2,495,160
Aspect Medical Systems, Inc. (a)	351,200	10,662,432
Baxter International, Inc.	988,700	39,874,271
Beckman Coulter, Inc.	189,300	10,561,047
Becton, Dickinson & Co.	363,800	19,146,794
Biomet, Inc.	273,200	10,078,348
Boston Scientific Corp. (a)	292,700	7,867,776
C.R. Bard, Inc.	207,800	13,367,774
Cytyc Corp. (a)	640,200	15,972,990
Dade Behring Holdings, Inc.	116,900	4,277,371
Epix Pharmaceuticals, Inc. (a)	276,400	2,357,692
Fisher Scientific International, Inc. (a)	156,000	10,058,880
GN Store Nordic AS	476,700	6,230,445

	Shares	Value (Note 1)
Guidant Corp.	421,400	$29,767,696
Hillenbrand Industries, Inc.	21,800	1,084,986
Hospira, Inc. (a)	9,940	396,010
IDEXX Laboratories, Inc. (a)	38,800	2,484,752
IntraLase Corp.	3,100	58,187
Invacare Corp.	93,500	3,889,600
Kinetic Concepts, Inc. (a)	180,100	9,869,480
Medtronic, Inc.	1,550,104	88,355,928
Mentor Corp.	51,500	2,708,900
ResMed, Inc. (a)	226,000	16,348,840
Respironics, Inc. (a)	246,400	9,649,024
St. Jude Medical, Inc. (a)	689,900	31,666,410
Stereotaxis, Inc.	365,776	3,134,700
Steris Corp.	59,000	1,471,460
Stryker Corp.	129,000	7,036,950
Syneron Medical Ltd. (d)	71,600	2,643,472
Synthes, Inc.	33,807	4,070,697
Thermo Electron Corp. (a)	209,300	5,839,470
Varian Medical Systems, Inc. (a)	17,800	708,796
Waters Corp. (a)	287,121	13,055,392
Zimmer Holdings, Inc. (a)	26,900	2,210,373
		396,589,239
Health Care Supplies 3.3%
Alcon, Inc.	401,700	47,420,685
Bausch & Lomb, Inc.	72,600	5,502,354
Cooper Companies, Inc.	56,600	3,881,062
DENTSPLY International, Inc.	103,300	5,471,801
DJ Orthopedics, Inc. (a)	178,700	4,958,925
Edwards Lifesciences Corp. (a)	300	13,200
Gen Probe, Inc. (a)	59,400	2,703,888
Immucor, Inc. (a)	58,000	1,372,860
Millipore Corp. (a)	68,400	4,374,180
		75,698,955

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		472,288,194

HEALTH CARE PROVIDERS & SERVICES – 26.9%
Health Care Distributors & Services	3.2%
AmerisourceBergen Corp.	79,200	5,913,864
Andrx Corp. (a)	93,000	1,686,090
Cardinal Health, Inc.	393,400	23,450,574
Henry Schein, Inc. (a)	114,500	4,773,505
McKesson Corp.	669,800	31,259,566
Patterson Companies, Inc. (a)	117,800	4,719,068
		71,802,667
Health Care Facilities 2.8%
American Retirement Corp. (a)	54,700	998,275
Community Health Systems, Inc. (a)	281,700	10,375,011
HCA, Inc.	288,900	14,242,770
Health Management Associates, Inc.
Class A	324,600	7,894,272
LifePoint Hospitals, Inc. (a)	73,100	3,324,588
Tenet Healthcare Corp. (a)	88,000	1,071,840

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 10

Common Stocks continued
	Shares	Value (Note 1)

HEALTH CARE PROVIDERS & SERVICES – CONTINUED
Health Care Facilities – continued
Triad Hospitals, Inc. (a)	20,300	$977,242
United Surgical Partners International,
Inc. (a)	202,700	7,765,437
Universal Health Services, Inc. Class B .	73,500	3,756,585
VCA Antech, Inc. (a)	584,900	14,031,751
		64,437,771
Health Care Services 6.0%
American Healthways, Inc. (a)	127,400	5,567,380
Apria Healthcare Group, Inc. (a)	14,200	486,066
Caremark Rx, Inc. (a)	600,300	28,052,019
Cerner Corp. (a)	120,400	9,482,704
Covance, Inc. (a)	123,500	6,459,050
DaVita, Inc. (a)	170,900	7,846,019
Express Scripts, Inc. (a)	190,700	11,033,902
Laboratory Corp. of America
Holdings (a)	222,400	10,968,768
Lifeline Systems, Inc. (a)	81,800	2,766,476
Lincare Holdings, Inc. (a)	131,600	5,571,944
Medco Health Solutions, Inc. (a)	136,000	6,700,720
Omnicare, Inc.	136,900	7,194,095
Pediatrix Medical Group, Inc. (a)	68,700	5,092,731
Pharmaceutical Product Development,
Inc. (a)	37,200	2,093,244
Quest Diagnostics, Inc.	273,000	13,644,540
VistaCare, Inc. Class A (a)	409,500	7,035,210
WebMD Corp. (a)	462,000	5,063,520
		135,058,388
Managed Health Care 14.9%
Aetna, Inc.	191,300	15,240,871
AMERIGROUP Corp. (a)	50,100	1,711,416
CIGNA Corp.	50,000	5,766,000
Coventry Health Care, Inc. (a)	3,600	288,000
Health Net, Inc. (a)	1,097,800	50,619,558
Humana, Inc. (a)	350,600	16,884,896
PacifiCare Health Systems, Inc. (a)	473,800	35,715,044
Sierra Health Services, Inc. (a)	66,600	4,482,180
UnitedHealth Group, Inc.	2,581,000	132,921,500
WellChoice, Inc. (a)	192,100	13,658,310
WellPoint, Inc. (a)	788,700	58,560,975
		335,848,750

TOTAL HEALTH CARE PROVIDERS & SERVICES		607,147,576

PERSONAL PRODUCTS 0.1%
Personal Products 0.1%
NBTY, Inc. (a)	100,600	2,202,134
		Shares	Value (Note 1)

PHARMACEUTICALS – 31.5%
Pharmaceuticals 31.5%
Abbott Laboratories		2,025,200	$ 91,397,276
Adams Respiratory Therapeutics, Inc.	.	1,100	37,224
Allergan, Inc.		365,300	33,625,865
American Pharmaceutical Partners,
Inc. (a)(d)		95,200	4,377,296
Astellas Pharma, Inc.		133,000	4,760,099
AstraZeneca PLC sponsored ADR		476,400	21,971,568
Barr Pharmaceuticals, Inc. (a)		132,400	6,038,764
Bristol Myers Squibb Co.		97,100	2,376,037
Eli Lilly & Co.		118,700	6,530,874
Endo Pharmaceuticals Holdings, Inc. (a)		171,900	5,157,000
Forest Laboratories, Inc. (a)		593,700	26,360,280
GlaxoSmithKline PLC sponsored ADR		97,500	4,750,200
Hollis Eden Pharmaceuticals, Inc. (a)(d)		254,800	2,038,400
Ista Pharmaceuticals, Inc. (a)		205,100	1,493,128
IVAX Corp. (a)		233,700	6,052,830
Johnson & Johnson (d)		2,519,184	159,691,073
King Pharmaceuticals, Inc. (a)		315,000	4,630,500
Kos Pharmaceuticals, Inc. (a)		116,567	7,940,544
Medicis Pharmaceutical Corp. Class A	.	71,200	2,421,512
Merck & Co., Inc.		189,400	5,346,762
MGI Pharma, Inc. (a)		90,800	2,447,968
Mylan Laboratories, Inc.		170,800	3,141,012
Novartis AG sponsored ADR		772,500	37,659,375
Par Pharmaceutical Companies, Inc. (a)		44,000	1,063,480
Pfizer, Inc.		1,559,610	39,723,267
Ranbaxy Laboratories Ltd. sponsored
GDR		170,608	2,043,884
Roche Holding AG (participation
certificate)		218,685	30,203,135
Salix Pharmaceuticals Ltd. (a)		1,090,500	22,224,390
Sanofi Aventis sponsored ADR		372,100	15,910,996
Schering Plough Corp.		2,121,000	45,410,610
Sepracor, Inc. (a)		172,500	8,659,500
Taro Pharmaceutical Industries Ltd. (a)	.	10,700	291,896
Teva Pharmaceutical Industries Ltd.
sponsored ADR		343,600	11,146,384
Valeant Pharmaceuticals International	.	34,700	693,306
Watson Pharmaceuticals, Inc. (a)		216,400	7,461,472
Wyeth		1,887,270	86,418,093
			711,496,000

TOTAL COMMON STOCKS
(Cost $1,604,862,119)		2,251,330,198

Nonconvertible Preferred Stocks 0.0%

BIOTECHNOLOGY – 0.0%
Biotechnology – 0.0%
GeneProt, Inc. Series A (a)(e)
(Cost $604,395)		111,000	111

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Health Care Portfolio Investments (Unaudited) - continued

Money Market Funds 1.3%
	Shares	Value (Note 1)
Fidelity Securities Lending Cash
Central Fund, 3.61% (b)(c)
(Cost $30,765,300)	30,765,300	$ 30,765,300
TOTAL INVESTMENT PORTFOLIO	101.0%
(Cost $1,636,231,814)		2,282,095,609

NET OTHER ASSETS (1.0)%		(23,703,112)
NET ASSETS 100%		$ 2,258,392,497

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities – Investment in securities not registered under the
Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to
$111 or 0.0% of net assets.

Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
GeneProt, Inc. Series A	7/7/00	$610,500

Income Tax Information

At February 28, 2005, the fund had a capital loss carryforward of approximately $7,422,868 of which $4,199,173 and $3,223,695 will expire on February 28, 2011 and February 29, 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 12

Health Care Portfolio Financial Statements

Statement of Assets and Liabilities
		August 31, 2005 (Unaudited)

Assets
Investment in securities, at value (in-
cluding securities loaned of
$30,346,481) (cost
$1,636,231,814) — See accom-
panying schedule		$2,282,095,609
Receivable for investments sold			36,815,853
Receivable for fund shares sold			2,437,295
Dividends receivable			1,989,846
Interest receivable			24,871
Prepaid expenses			2,047
Other affiliated receivables			13,381
Other receivables			205,902
Total assets			2,323,584,804

Liabilities
Payable to custodian bank		$542,374
Payable for investments purchased	.	28,886,093
Payable for fund shares redeemed	.	3,242,770
Accrued management fee		1,064,212
Other affiliated payables		665,823
Other payables and accrued
expenses		25,735
Collateral on securities loaned, at
value		30,765,300
Total liabilities			65,192,307

Net Assets		$ 2,258,392,497
Net Assets consist of:
Paid in capital		$1,459,701,827
Accumulated net investment loss			(386,795)
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions			153,213,670
Net unrealized appreciation (de-
preciation) on investments			645,863,795
Net Assets, for 15,609,353 shares
outstanding		$ 2,258,392,497
Net Asset Value, offering price and
redemption price per share
($2,258,392,497 ÷ 15,609,353
shares)			$144.68

Statement of Operations
Six months ended August 31, 2005 (Unaudited)

Investment Income
Dividends		$8,521,528
Interest		335,064
Security lending		117,417
Total income		8,974,009

Expenses
Management fee	$5,997,888
Transfer agent fees	3,134,192
Accounting and security lending
fees	409,502
Independent trustees’ compensation	4,473
Appreciation in deferred trustee
compensation account	1,912
Custodian fees and expenses	30,633
Registration fees	85,696
Audit	20,530
Legal	2,785
Interest	3,913
Miscellaneous	12,123
Total expenses before reductions	9,703,647
Expense reductions	(458,721)	9,244,926

Net investment income (loss)		(270,917)
Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:
Investment securities	167,824,533
Foreign currency transactions	31,597
Total net realized gain (loss)		167,856,130
Change in net unrealized appreci-
ation (depreciation) on investment
securities		106,890,967
Net gain (loss)		274,747,097
Net increase (decrease) in net as-
sets resulting from operations		$274,476,180

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Health Care Portfolio
Financial Statements - continued

Statement of Changes in Net Assets
				Six months ended		Year ended
				August 31, 2005		February 28,
				(Unaudited)		2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)					$(270,917) $	2,249,911
Net realized gain (loss)				167,856,130		62,712,506
Change in net unrealized appreciation (depreciation)				106,890,967		(11,381,747)
Net increase (decrease) in net assets resulting from operations				274,476,180		53,580,670
Distributions to shareholders from net investment income					(592,725)	(2,031,580)
Share transactions
Proceeds from sales of shares				422,417,978		311,473,261
Reinvestment of distributions					554,619	1,902,938
Cost of shares redeemed				(344,790,796)		(494,547,994)
Net increase (decrease) in net assets resulting from share transactions				78,181,801		(181,171,795)
Redemption fees					75,694	91,866
Total increase (decrease) in net assets				352,140,950		(129,530,839)

Net Assets
Beginning of period				1,906,251,547		2,035,782,386
End of period (including accumulated net investment loss of $386,795 and undistributed net investment income of
$476,847, respectively)				$ 2,258,392,497		$ 1,906,251,547

Other Information
Shares
Sold					3,147,548	2,545,356
Issued in reinvestment of distributions					4,272	15,395
Redeemed					(2,543,941)	(4,062,696)
Net increase (decrease)					607,879	(1,501,945)

Financial Highlights
	Six months ended
	August 31, 2005		Years ended February 28,
	(Unaudited)	2005	2004G	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 127.07	$ 123.36	$ 99.56	$ 121.42	$ 134.00	$ 130.79
Income from Investment Operations
Net investment income (loss)E	(.02)	.14	.13	.23	.17	.30
Net realized and unrealized gain (loss)	17.67	3.69	23.84	(19.48)	(12.45)	21.72
Total from investment operations	17.65	3.83	23.97	(19.25)	(12.28)	22.02
Distributions from net investment income	(.04)	(.13)	(.18)	(.20)	(.13)	(.24)
Distributions from net realized gain	—	—		(2.42)	(.19)	(18.63)
Total distributions	(.04)	(.13)	(.18)	(2.62)	(.32)	(18.87)
Redemption fees added to paid in capitalE	—H	.01	.01	.01	.02	.06
Net asset value, end of period	$ 144.68	$ 127.07	$ 123.36	$ 99.56	$ 121.42	$ 134.00
Total ReturnB,C,D	13.89%	3.12%	24.11%	(16.14)%	(9.15)%	16.40%
Ratios to Average Net AssetsF
Expenses before expense reductions	92%A	.93%	1.02%	1.05%	.99%	.98%
Expenses net of voluntary waivers, if any	92%A	.93%	1.02%	1.05%	.99%	.98%
Expenses net of all reductions	88%A	.92%	.99%	.99%	.96%	.97%
Net investment income (loss)	(.03)%A	.11%	.12%	.22%	.13%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$2,258,392	$1,906,252	$2,035,782	$1,748,459	$2,367,412	$2,755,457
Portfolio turnover rate	103%A	32%	104%	139%	135%	78%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. GFor the year ended Febru ary 29. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	14

Medical Delivery Portfolio Investment Changes

Top Ten Stocks as of August 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
UnitedHealth Group, Inc.	9.5	11.2
WellPoint, Inc.	6.5	9.3
McKesson Corp.	6.1	0.0
Aetna, Inc.	6.1	10.4
Health Net, Inc.	5.2	1.4
Laboratory Corp. of America
Holdings	4.7	1.2
Service Corp. International (SCI)	4.2	0.4
Quest Diagnostics, Inc.	4.2	3.8
Caremark Rx, Inc.	4.1	3.9
Teva Pharmaceutical Industries Ltd.
sponsored ADR	3.4	0.0
	54.0

* Includes short term investments and net other assets.

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

15 Semiannual Report

Medical Delivery Portfolio Investments August 31, 2005 (Unaudited) Showing Percentage of Net Assets

Common Stocks 96.7%
	Shares	Value (Note 1)

BIOTECHNOLOGY – 0.6%
Biotechnology – 0.6%
Alnylam Pharmaceuticals, Inc. (a)	13,900	$132,050
Applera Corp. – Applied Biosystems
Group	10,000	215,000
Chiron Corp. (a)	35,000	1,275,400
Gilead Sciences, Inc. (a)	60,000	2,580,000
Martek Biosciences (a)	250	12,750
MedImmune, Inc. (a)	17,500	523,775
Myriad Genetics, Inc. (a)	20,000	395,400
OSI Pharmaceuticals, Inc. (a)	45,000	1,476,000
Serologicals Corp. (a)	60,000	1,427,400
Trimeris, Inc. (a)	33,900	389,511
		8,427,286

COMMERCIAL SERVICES & SUPPLIES 0.2%
Human Resource & Employment Services – 0.2%
Watson Wyatt & Co. Holdings Class A	108,800	2,966,976
DIVERSIFIED CONSUMER SERVICES – 8.5%
Specialized Consumer Services 8.5%
Alderwoods Group, Inc. (a)	1,677,100	26,984,539
Carriage Services, Inc. Class A (a)	141,800	886,250
Service Corp. International (SCI)	6,800,100	57,732,849
Stewart Enterprises, Inc. Class A	100	694
Weight Watchers International, Inc. (a)	534,800	30,275,028
		115,879,360

FOOD & STAPLES RETAILING 0.1%
Drug Retail – 0.1%
Rite Aid Corp. (a)	150,000	612,000
HEALTH CARE EQUIPMENT & SUPPLIES – 4.4%
Health Care Equipment 3.5%
Abaxis, Inc. (a)	100,000	1,147,000
Abiomed, Inc. (a)	100,500	1,007,010
American Medical Systems Holdings,
Inc. (a)	30,000	615,000
Aspect Medical Systems, Inc. (a)	337,600	10,249,536
Baxter International, Inc.	500	20,165
BioLase Technology, Inc.	2,300	12,880
CONMED Corp. (a)	25,000	731,500
Fisher & Paykel Healthcare Corp.	500,000	1,224,344
Hospira, Inc. (a)	196,300	7,820,592
IDEXX Laboratories, Inc. (a)	25,000	1,601,000
IntraLase Corp.	55,000	1,032,350
Kinetic Concepts, Inc. (a)	307,400	16,845,520
Mentor Corp.	500	26,300
NeuroMetrix, Inc. (a)	48,100	1,339,585
Nobel Biocare Holding AG
(Switzerland)	4,000	873,968
ResMed, Inc. (a)	10,000	723,400
Syneron Medical Ltd.	57,400	2,119,208
		47,389,358

		Shares	Value (Note 1)
Health Care Supplies 0.9%
Alcon, Inc.		46,100	$5,442,105
Align Technology, Inc. (a)		5,000	34,050
Inverness Medical Innovations,
Inc. (a)(h)		202,000	5,066,160
Regeneration Technologies, Inc. (a)		100,000	925,000
SurModics, Inc. (a)		15,000	557,100
			12,024,415

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES			59,413,773

HEALTH CARE PROVIDERS & SERVICES – 75.3%
Health Care Distributors & Services 8.4%
AmerisourceBergen Corp.		10	747
Cardinal Health, Inc.		59,900	3,570,639
Henry Schein, Inc. (a)		629,200	26,231,348
McKesson Corp.		1,791,000	83,585,970
Patterson Companies, Inc. (a)		23,635	946,818
PSS World Medical, Inc. (a)		65,000	941,850
			115,277,372
Health Care Facilities 5.2%
AmSurg Corp. (a)		500	13,920
Apollo Hospitals Enterprise Ltd.		111,145	949,245
Community Health Systems, Inc. (a)		786,700	28,974,161
HCA, Inc.		53,200	2,622,760
Health Management Associates, Inc.
Class A		85,600	2,081,792
HealthSouth Corp. (a)		712,180	3,774,554
Kindred Healthcare, Inc. (a)		10,000	306,000
LifePoint Hospitals, Inc. (a)		30,400	1,382,592
Odyssey Healthcare, Inc. (a)		50,000	835,000
Radiation Therapy Services, Inc. (a)		540,100	14,507,086
Sunrise Senior Living, Inc. (a)(e)		108,200	6,425,998
Symbion, Inc. (a)		50,000	1,338,500
Tenet Healthcare Corp. (a)		100	1,218
Triad Hospitals, Inc. (a)		7,500	361,050
U.S. Physical Therapy, Inc. (a)		285,000	5,380,800
United Surgical Partners International,
Inc. (a)		3,750	143,663
Universal Health Services, Inc. Class B	.	500	25,555
VCA Antech, Inc. (a)		55,000	1,319,450
			70,443,344
Health Care Services 26.0%
Allscripts Healthcare Solutions, Inc. (a)	.	250,000	4,445,000
American Dental Partners, Inc. (a)		109,672	3,359,253
American Healthways, Inc. (a)		181,948	7,951,128
AMICAS, Inc. (a)		25,000	138,750
Apria Healthcare Group, Inc. (a)		13,100	448,413
Caremark Rx, Inc. (a)		1,203,200	56,225,536
Cerner Corp. (a)		121,000	9,529,960
Covance, Inc. (a)		337,200	17,635,560
DaVita, Inc. (a)		468,700	21,518,017
Emageon, Inc.		10,000	131,500
Express Scripts, Inc. (a)		60,400	3,494,744

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 16

Common Stocks continued
	Shares	Value (Note 1)

HEALTH CARE PROVIDERS & SERVICES – CONTINUED
Health Care Services – continued
Gentiva Health Services, Inc. (a)	5,000	$94,700
Health Grades, Inc. (a)	532,200	2,182,020
HMS Holdings Corp. (a)	180,000	1,274,400
Horizon Health Corp. (a)	20,000	500,000
IDX Systems Corp. (a)	70,000	2,219,000
IMS Health, Inc.	100	2,720
Laboratory Corp. of America
Holdings (a)	1,302,200	64,224,504
Life Sciences Research, Inc. (a)	206,000	3,316,600
Lifeline Systems, Inc. (a)	128,500	4,345,870
Lincare Holdings, Inc. (a)	100	4,234
Medco Health Solutions, Inc. (a)	470,900	23,201,243
NationsHealth, Inc. (a)	40,500	247,455
NDCHealth Corp.	865,000	16,270,650
Pediatrix Medical Group, Inc. (a)	27,300	2,023,749
Pharmaceutical Product Development,
Inc. (a)	400	22,508
PRA International	695,046	20,434,352
ProxyMed, Inc. (a)	57,900	297,027
Quest Diagnostics, Inc.	1,139,600	56,957,208
RehabCare Group, Inc. (a)	120,000	2,696,400
Renal Care Group, Inc. (a)	100	4,709
Rural/Metro Corp. (a)(f)	1,901,100	18,953,967
TriZetto Group, Inc. (a)	50,000	784,500
VistaCare, Inc. Class A (a)	566,100	9,725,598
Vital Images, Inc. (a)	15,000	292,800
		354,954,075
Managed Health Care 35.7%
Aetna, Inc.	1,041,400	82,968,338
AMERIGROUP Corp. (a)	100	3,416
Centene Corp. (a)	1,800	54,864
CIGNA Corp.	56,900	6,561,708
Coventry Health Care, Inc. (a)	195,000	15,600,000
Health Net, Inc. (a)	1,535,900	70,820,349
Humana, Inc. (a)	957,700	46,122,832
Molina Healthcare, Inc. (a)	1,473	40,110
National Medical Health Card Systems,
Inc. (a)	20,000	563,800
PacifiCare Health Systems, Inc. (a)	415,639	31,330,868
Sierra Health Services, Inc. (a)	131,100	8,823,030
UnitedHealth Group, Inc. (e)	2,513,790	129,460,185
Wellcare Health Plans, Inc. (a)	500	18,800
WellChoice, Inc. (a)	87,300	6,207,030
WellPoint, Inc. (a)	1,193,400	88,609,950
		487,185,280

TOTAL HEALTH CARE PROVIDERS & SERVICES		1,027,860,071

	Shares	Value (Note 1)

HOTELS, RESTAURANTS & LEISURE – 0.2%
Leisure Facilities 0.2%
Life Time Fitness, Inc. (a)	75,000	$ 2,512,500
INDUSTRIAL CONGLOMERATES 1.0%
Industrial Conglomerates 1.0%
Tyco International Ltd.	476,800	13,269,344
INSURANCE – 1.0%
Life & Health Insurance – 0.7%
Ceres Group, Inc. (a)	54,800	340,856
Universal American Financial Corp. (a)	401,600	9,216,720
		9,557,576
Multi-Line Insurance – 0.3%
Assurant, Inc.	121,500	4,535,595

TOTAL INSURANCE		14,093,171

INTERNET & CATALOG RETAIL – 0.0%
Internet Retail 0.0%
NutriSystem, Inc. (a)	1,000	21,910
IT SERVICES – 0.1%
IT Consulting & Other Services – 0.1%
Accenture Ltd. Class A (a)	50,000	1,220,000
PHARMACEUTICALS – 5.2%
Pharmaceuticals 5.2%
Atherogenics, Inc. (a)	36,000	639,360
Cipla Ltd.	247,300	1,920,261
Merck KGaA	20,000	1,721,221
Mylan Laboratories, Inc.	20,000	367,800
Ranbaxy Laboratories Ltd.	108,230	1,293,720
Roche Holding AG (participation
certificate)	50,513	6,976,477
Salix Pharmaceuticals Ltd. (a)	35,000	713,300
Sanofi Aventis	40,100	3,429,352
Schering Plough Corp.	500	10,705
Sepracor, Inc. (a)	32,700	1,641,540
Shire Pharmaceuticals Group PLC
sponsored ADR	50,000	1,906,000
Teva Pharmaceutical Industries Ltd.
sponsored ADR	1,450,000	47,038,000
Valeant Pharmaceuticals International .	35,000	699,300
Watson Pharmaceuticals, Inc. (a)	82,700	2,851,496
		71,208,532

SOFTWARE 0.1%
Application Software 0.1%
Lawson Software, Inc. (a)(e)	125,000	810,000
Misys PLC	275,000	1,120,596
		1,930,596

TOTAL COMMON STOCKS
(Cost $1,143,988,827)		1,319,415,519

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Medical Delivery Portfolio Investments (Unaudited) - continued

Nonconvertible Bonds 0.2%
	Principal	Value (Note 1)
	Amount

HEALTH CARE PROVIDERS & SERVICES 0.2%
Health Care Facilities 0.1%
Tenet Healthcare Corp. 9.25%
2/1/15 (g)	$ 500,000	$ 515,000
Health Care Services 0.1%
Rural/Metro Corp.:
0% 3/15/16 (d)(g)	2,790,000	1,611,225
9.875% 3/15/15 (g)	20,000	20,500
		1,631,725

TOTAL NONCONVERTIBLE BONDS
(Cost $2,106,270)		2,146,725

Money Market Funds 3.7%
	Shares
Fidelity Cash Central Fund, 3.6% (b)	37,098,520	37,098,520
Fidelity Securities Lending Cash
Central Fund, 3.61% (b)(c)	14,174,750	14,174,750
TOTAL MONEY MARKET FUNDS
(Cost $51,273,270)		51,273,270

TOTAL INVESTMENT PORTFOLIO	100.6%
(Cost $1,197,368,367)	1,372,835,514

NET OTHER ASSETS (0.6)%		(7,944,337)
NET ASSETS 100%	$ 1,364,891,177

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security or a portion of the security is on loan at period end.

(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,146,725 or 0.2% of net assets.

(h) Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,066,160 or 0.4% of net assets.

Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
Inverness Medical Innovations, Inc.	8/1/05	$4,799,520

Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund’s Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

	Value,				Value,
	beginning of		Sales	Dividend	end of
Affiliate	period	Purchases	Proceeds	Income	period
Rural/Metro Corp	$ 54,736	$14,541,251	$—	$—	$18,953,967

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 18

Medical Delivery Portfolio Financial Statements

Statement of Assets and Liabilities
		August 31, 2005 (Unaudited)

Assets
Investment in securities, at value (in-
cluding securities loaned of
$13,976,404) (cost
$1,197,368,367) — See accom-
panying schedule		$1,372,835,514
Receivable for investments sold			12,936,781
Receivable for fund shares sold			9,786,912
Dividends receivable			247,964
Interest receivable			112,572
Prepaid expenses			258
Other affiliated receivables			4,119
Other receivables			132,080
Total assets			1,396,056,200

Liabilities
Payable for investments purchased	. $	10,110,996
Payable for fund shares redeemed	.	5,816,388
Accrued management fee		628,185
Other affiliated payables		375,116
Other payables and accrued
expenses		59,588
Collateral on securities loaned, at
value		14,174,750
Total liabilities			31,165,023

Net Assets		$ 1,364,891,177
Net Assets consist of:
Paid in capital		$1,159,897,611
Accumulated net investment loss			(2,588,602)
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions			32,149,921
Net unrealized appreciation
(depreciation) on investments and
assets and liabilities in foreign
currencies			175,432,247
Net Assets, for 26,297,168 shares
outstanding		$ 1,364,891,177
Net Asset Value, offering price and
redemption price per share
($1,364,891,177 ÷ 26,297,168
shares)			$51.90

Statement of Operations
Six months ended August 31, 2005 (Unaudited)

Investment Income
Dividends		$1,194,414
Interest		907,093
Security lending		23,603
Total income		2,125,110

Expenses
Management fee	$2,956,330
Transfer agent fees	1,664,602
Accounting and security lending
fees	219,250
Independent trustees’ compensation	2,171
Custodian fees and expenses	29,249
Registration fees	109,421
Audit	17,367
Legal	1,105
Miscellaneous	1,989
Total expenses before reductions	5,001,484
Expense reductions	(288,877)	4,712,607

Net investment income (loss)		(2,587,497)
Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:
Investment securities	32,827,225
Foreign currency transactions	(8,179)
Total net realized gain (loss)		32,819,046
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities (net of in-
crease in deferred foreign taxes
of $34,816)	117,477,842
Assets and liabilities in foreign
currencies	688
Total change in net unrealized ap-
preciation (depreciation)		117,478,530
Net gain (loss)		150,297,576
Net increase (decrease) in net as-
sets resulting from operations		$147,710,079

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Medical Delivery Portfolio Financial Statements - continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	August 31, 2005	February 28,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,587,497)	$(1,944,302)
Net realized gain (loss)	32,819,046	71,191,513
Change in net unrealized appreciation (depreciation)	117,478,530	29,777,960
Net increase (decrease) in net assets resulting from operations	147,710,079	99,025,171
Distributions to shareholders from net realized gain	(32,865,069)	—
Share transactions
Proceeds from sales of shares	908,285,397	807,944,418
Reinvestment of distributions	31,364,162	—
Cost of shares redeemed	(395,996,400)	(411,306,636)
Net increase (decrease) in net assets resulting from share transactions	543,653,159	396,637,782
Redemption fees	210,027	264,708
Total increase (decrease) in net assets	658,708,196	495,927,661

Net Assets
Beginning of period	706,182,981	210,255,320
End of period (including accumulated net investment loss of $2,588,602 and accumulated net investment loss of
$1,105, respectively)	$ 1,364,891,177	$706,182,981

Other Information
Shares
Sold	18,689,117	19,232,382
Issued in reinvestment of distributions	666,897	—
Redeemed	(8,149,648)	(10,559,063)
Net increase (decrease)	11,206,366	8,673,319

Financial Highlights
	Six months ended
	August 31, 2005		Years ended February 28,
	(Unaudited)	2005	2004G	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 46.80	$ 32.76	$ 22.84	$ 26.49	$ 25.74	$ 15.34
Income from Investment Operations
Net investment income (loss)E	(.12)	(.28)	(.30)	(.28)	(.20)	(.10)
Net realized and unrealized gain (loss)	7.14	14.28	10.20	(3.46)	.91	10.39
Total from investment operations	7.02	14.00	9.90	(3.74)	.71	10.29
Distributions from net realized gain	(1.93)	—	—	—	—	—
Redemption fees added to paid in capitalE		01.04	.02	.09	.04	.11
Net asset value, end of period	$ 51.90	$ 46.80	$ 32.76	$ 22.84	$ 26.49	$ 25.74
Total ReturnB,C,D	15.45%	42.86%	43.43%	(13.78)%	2.91%	67.80%
Ratios to Average Net AssetsF
Expenses before expense reductions	97%A	1.03%	1.30%	1.25%	1.22%	1.25%
Expenses net of voluntary waivers, if any	97%A	1.03%	1.30%	1.25%	1.22%	1.25%
Expenses net of all reductions	91%A	.92%	1.24%	1.13%	1.19%	1.22%
Net investment income (loss)	(.50)%A	(.72)%	(1.11)%	(.99)%	(.77)%	(.46)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,364,891	$ 706,183	$ 210,255	$ 117,635	$ 139,252	$ 173,999
Portfolio turnover rate	89%A	244%	196%	269%	106%	113%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. GFor the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 20

Medical Equipment and Systems Portfolio Investment Changes

Top Ten Stocks as of August 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Johnson & Johnson	7.6	6.2
Alcon, Inc.	7.5	5.8
Baxter International, Inc.	5.6	6.5
Guidant Corp.	4.9	4.2
Allergan, Inc.	4.9	4.4
Medtronic, Inc.	4.8	8.2
Becton, Dickinson & Co.	4.5	1.2
St. Jude Medical, Inc.	4.4	4.8
Abbott Laboratories	4.3	4.5
C.R. Bard, Inc.	4.1	2.6
	52.6

* Includes short term investments and net other assets.

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

21 Semiannual Report

Medical Equipment and Systems Portfolio Investments August 31, 2005 (Unaudited) Showing Percentage of Net Assets

Common Stocks 99.2%
	Shares	Value (Note 1)

BIOTECHNOLOGY – 1.9%
Biotechnology – 1.9%
Affymetrix, Inc. (a)	122,800	$6,077,372
Alnylam Pharmaceuticals, Inc. (a)(d)	526,700	5,003,650
Charles River Laboratories
International, Inc. (a)	11,100	564,102
Invitrogen Corp. (a)	13,400	1,135,382
Serologicals Corp. (a)	376,700	8,961,693
Sirna Therapeutics, Inc. (a)(d)	122,400	496,944
		22,239,143
CHEMICALS – 0.2%
Specialty Chemicals – 0.2%
Lonza Group AG	41,500	2,367,788
ELECTRONIC EQUIPMENT & INSTRUMENTS – 0.2%
Electronic Equipment & Instruments – 0.2%
Agilent Technologies, Inc. (a)	76,400	2,457,024
HEALTH CARE EQUIPMENT & SUPPLIES – 71.1%
Health Care Equipment 54.5%
Advanced Medical Optics, Inc. (a)	75,994	2,991,124
Advanced Neuromodulation Systems,
Inc. (a)	46,700	2,404,583
American Medical Systems Holdings,
Inc. (a)	361,100	7,402,550
Animas Corp. (a)	153,600	2,672,640
Aspect Medical Systems, Inc. (a)	798,300	24,236,388
Atricure, Inc.	66,400	903,040
Baxter International, Inc.	1,642,720	66,250,898
Beckman Coulter, Inc.	363,100	20,257,349
Becton, Dickinson & Co.	1,010,600	53,187,878
BioLase Technology, Inc. (d)	169,800	950,880
Boston Scientific Corp. (a)	1,239,700	33,323,136
C.R. Bard, Inc.	762,300	49,038,759
Conceptus, Inc. (a)(d)	558,600	5,854,128
CONMED Corp. (a)	258,200	7,554,932
Cyberonics, Inc. (a)	103,100	3,946,668
Cytyc Corp. (a)	671,800	16,761,410
Dade Behring Holdings, Inc.	450,000	16,465,500
Dionex Corp. (a)	53,400	2,814,180
Epix Pharmaceuticals, Inc. (a)	335,000	2,857,550
Fisher Scientific International, Inc. (a)	292,200	18,841,056
Guidant Corp.	827,600	58,461,664
Hologic, Inc. (a)	88,100	4,249,063
Integra LifeSciences Holdings Corp. (a)	75,000	2,593,500
IntraLase Corp.	243,200	4,564,864
Invacare Corp.	75,000	3,120,000
Kinetic Concepts, Inc. (a)	301,400	16,516,720
Kyphon, Inc. (a)	179,400	7,945,626
Medtronic, Inc. (d)	1,003,616	57,206,112
Mentor Corp.	128,800	6,774,880
Meridian Bioscience, Inc.	700	17,850
NeuroMetrix, Inc. (a)	565,200	15,740,820
Nobel Biocare Holding AG
(Switzerland)	14,000	3,058,889

		Shares	Value (Note 1)
ResMed, Inc. (a)		194,000	$14,033,960
Respironics, Inc. (a)		245,200	9,602,032
Sonic Innovations, Inc. (a)		150,000	754,500
St. Jude Medical, Inc. (a)		1,143,800	52,500,420
Stereotaxis, Inc.		374,300	3,207,751
Straumann Holding AG		13,800	3,155,496
Syneron Medical Ltd.		45,700	1,687,244
Synthes, Inc.		39,432	4,748,002
Thermo Electron Corp. (a)		77,400	2,159,460
Thoratec Corp. (a)		140,800	2,304,896
Varian Medical Systems, Inc. (a)		190,000	7,565,800
Varian, Inc. (a)		60,100	2,139,560
Waters Corp. (a)		519,700	23,630,759
			646,454,517
Health Care Supplies 16.6%
Alcon, Inc.		754,300	89,045,115
Align Technology, Inc. (a)(d)		423,400	2,883,354
Bausch & Lomb, Inc. (d)		211,400	16,022,006
Cooper Companies, Inc.		190,200	13,042,014
DENTSPLY International, Inc.		348,400	18,454,748
DJ Orthopedics, Inc. (a)		200,000	5,550,000
Edwards Lifesciences Corp. (a)		106,500	4,686,000
Inverness Medical Innovations, Inc. (a) .		206,900	5,896,650
Inverness Medical Innovations,
Inc. (a)(e)		910,000	22,822,800
Memry Corp. (a)		350,000	924,000
PolyMedica Corp.		75,000	2,681,250
Regeneration Technologies, Inc. (a)		785,000	7,261,250
Shamir Optical Industry Ltd.		2,000	22,800
SurModics, Inc. (a)(d)		156,300	5,804,982
Utah Medical Products, Inc.		50,000	1,238,500
			196,335,469

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES			842,789,986

HEALTH CARE PROVIDERS & SERVICES – 4.3%
Health Care Distributors & Services 0.5%
Henry Schein, Inc. (a)		137,900	5,749,051
Health Care Facilities	0.2%
VCA Antech, Inc. (a)		95,500	2,291,045
Health Care Services	3.2%
Cryolife, Inc. (a)(d)		148,600	1,159,080
Laboratory Corp. of America
Holdings (a)		269,100	13,272,012
Merge Technologies, Inc. (a)		182,700	3,407,355
ProxyMed, Inc. (a)		150,000	769,500
Quest Diagnostics, Inc.		384,800	19,232,304
			37,840,251
Managed Health Care	0.4%
UnitedHealth Group, Inc.		92,100	4,743,150

TOTAL HEALTH CARE PROVIDERS & SERVICES			50,623,497

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 22

Common Stocks continued
	Shares	Value (Note 1)

PHARMACEUTICALS – 21.5%
Pharmaceuticals 21.5%
Abbott Laboratories	1,128,920	$ 50,948,160
Allergan, Inc.	628,100	57,816,605
Endo Pharmaceuticals Holdings, Inc. (a)	111,500	3,345,000
Ista Pharmaceuticals, Inc. (a)(d)	150,000	1,092,000
Johnson & Johnson	1,421,100	90,083,529
Medicines Co. (a)	103,200	2,282,784
Novartis AG sponsored ADR	117,700	5,737,875
Roche Holding AG (participation
certificate)	306,412	42,319,332
Shire Pharmaceuticals Group PLC
sponsored ADR	49,400	1,883,128
		255,508,413

TOTAL COMMON STOCKS
(Cost $958,806,864)		1,175,985,851

Money Market Funds 3.1%

Fidelity Cash Central Fund, 3.6% (b)	7,762,420	7,762,420
Fidelity Securities Lending Cash
Central Fund, 3.61% (b)(c)	29,337,250	29,337,250
TOTAL MONEY MARKET FUNDS
(Cost $37,099,670)		37,099,670

TOTAL INVESTMENT PORTFOLIO	102.3%
(Cost $995,906,534)	1,213,085,521

NET OTHER ASSETS (2.3)%		(27,410,768)
NET ASSETS 100%	$ 1,185,674,753

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities – Investment in securities not registered under the
Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to
$22,822,800 or 1.9% of net assets.

Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
Inverness Medical Innovations, Inc	8/1/05	$21,621,600

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	87.5%
Switzerland	12.3%
Others (individually less than 1%)	0.2%
100.0%

Income Tax Information

At February 28, 2005, the fund had a capital loss carryforward of approximately $5,377,337 all of which will expire on February 28, 2013.

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Medical Equipment and Systems Portfolio Financial Statements

Statement of Assets and Liabilities
		August 31, 2005 (Unaudited)

Assets
Investment in securities, at value (in-
cluding securities loaned of
$29,172,398) (cost
$995,906,534) — See accompa-
nying schedule		$1,213,085,521
Cash		2
Receivable for investments sold		25,848,832
Receivable for fund shares sold		2,048,205
Dividends receivable		635,400
Interest receivable		43,598
Prepaid expenses		823
Other affiliated receivables		626
Other receivables		92,413
Total assets		1,241,755,420

Liabilities
Payable for investments purchased	. $	22,792,643
Payable for fund shares redeemed	.	3,008,276
Accrued management fee		561,141
Other affiliated payables		359,425
Other payables and accrued
expenses		21,932
Collateral on securities loaned, at
value		29,337,250
Total liabilities		56,080,667

Net Assets		$ 1,185,674,753
Net Assets consist of:
Paid in capital		$ 944,337,108
Accumulated net investment loss		(866,165)
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions		25,024,823
Net unrealized appreciation (de-
preciation) on investments		217,178,987
Net Assets, for 47,202,525 shares
outstanding		$ 1,185,674,753
Net Asset Value, offering price and
redemption price per share
($1,185,674,753 ÷ 47,202,525
shares)		$ 25.12

Statement of Operations
Six months ended August 31, 2005 (Unaudited)

Investment Income
Dividends		$3,688,295
Interest		359,251
Security lending		184,520
Total income		4,232,066

Expenses
Management fee	$3,076,835
Transfer agent fees	1,836,598
Accounting and security lending
fees	230,562
Independent trustees’ compensation	2,265
Custodian fees and expenses	22,038
Registration fees	41,538
Audit	17,718
Legal	1,341
Miscellaneous	4,929
Total expenses before reductions	5,233,824
Expense reductions	(135,593)	5,098,231

Net investment income (loss)		(866,165)
Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:
Investment securities	32,234,045
Foreign currency transactions	(1,613)
Total net realized gain (loss)		32,232,432
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities	33,583,047
Assets and liabilities in foreign
currencies	(27)
Total change in net unrealized ap-
preciation (depreciation)		33,583,020
Net gain (loss)		65,815,452
Net increase (decrease) in net as-
sets resulting from operations		$64,949,287

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 24

Statement of Changes in Net Assets
	Six months ended	Year ended
	August 31, 2005	February 28,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (866,165)	$(2,132,342)
Net realized gain (loss)	32,232,432	(6,881,471)
Change in net unrealized appreciation (depreciation)	33,583,020	102,472,752
Net increase (decrease) in net assets resulting from operations	64,949,287	93,458,939
Distributions to shareholders from net realized gain	—	(3,137,864)
Share transactions
Proceeds from sales of shares	361,472,997	672,666,363
Reinvestment of distributions	—	3,014,782
Cost of shares redeemed	(207,383,929)	(371,154,907)
Net increase (decrease) in net assets resulting from share transactions	154,089,068	304,526,238
Redemption fees	57,458	135,874
Total increase (decrease) in net assets	219,095,813	394,983,187

Net Assets
Beginning of period	966,578,940	571,595,753
End of period (including accumulated net investment loss of $866,165 and $0, respectively)	$ 1,185,674,753	$966,578,940

Other Information
Shares
Sold	15,019,600	30,485,914
Issued in reinvestment of distributions	—	139,509
Redeemed	(8,605,677)	(17,070,667)
Net increase (decrease)	6,413,923	13,554,756

Financial Highlights
	Six months ended
	August 31, 2005		Years ended February 28,
	(Unaudited)	2005	2004G	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 23.70	$ 20.99	$ 15.63	$ 16.02	$ 16.19	$ 14.71
Income from Investment Operations
Net investment income (loss)E	(.02)	(.06)	(.09)	(.08)	(.07)	(.02)
Net realized and unrealized gain (loss)	1.44	2.88	5.97	(.21)	.23	3.78
Total from investment operations	1.42	2.82	5.88	(.29)	.16	3.76
Distributions from net realized gain	—	(.11)	(.53)	(.11)	(.34)	(2.31)
Redemption fees added to paid in capitalE	—H	—H	.01	.01	.01	.03
Net asset value, end of period	$ 25.12	$ 23.70	$ 20.99	$ 15.63	$ 16.02	$ 16.19
Total ReturnB,C,D	5.99%	13.49%	37.94%	(1.76)%	1.37%	28.41%
Ratios to Average Net AssetsF
Expenses before expense reductions	97%A	1.00%	1.18%	1.33%	1.26%	1.24%
Expenses net of voluntary waivers, if any	97%A	1.00%	1.18%	1.33%	1.26%	1.24%
Expenses net of all reductions	95%A	.98%	1.15%	1.29%	1.23%	1.23%
Net investment income (loss)	(.16)%A	(.28)%	(.46)%	(.55)%	(.49)%	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,185,675	$ 966,579	$ 571,596	$ 155,970	$ 146,665	$ 133,661
Portfolio turnover rate	66%A	28%	33%	82%	87%	64%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. GFor the year ended Febru ary 29. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Pharmaceuticals Portfolio Investment Changes

Top Ten Stocks as of August 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
AstraZeneca PLC sponsored ADR	8.4	2.8
Novartis AG sponsored ADR	8.3	6.0
Roche Holding AG (participation
certificate)	5.7	4.9
Wyeth	5.5	7.6
Schering Plough Corp.	5.2	8.1
Inverness Medical Innovations,
Inc.	4.8	0.0
Teva Pharmaceutical Industries Ltd.
sponsored ADR	3.9	0.1
Sepracor, Inc.	3.9	6.3
GlaxoSmithKline PLC sponsored
ADR	3.7	2.6
McKesson Corp.	2.9	1.8
	52.3

* Includes short term investments and net other assets.

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report 26

Pharmaceuticals Portfolio Investments August 31, 2005 (Unaudited) Showing Percentage of Net Assets

Common Stocks 98.2%
	Shares	Value (Note 1)

BIOTECHNOLOGY – 13.0%
Biotechnology – 13.0%
Alnylam Pharmaceuticals, Inc. (a)	23,100	$219,450
Anadys Pharmaceuticals, Inc. (a)	800	9,760
BioMarin Pharmaceutical, Inc. (a)	49,500	427,185
Cambridge Antibody Technology Group
PLC (a)	1,100	14,597
Cephalon, Inc. (a)	8,200	332,264
CSL Ltd.	16,965	438,688
DOV Pharmaceutical, Inc. (a)	64,700	971,794
Genentech, Inc. (a)	10,200	958,188
Human Genome Sciences, Inc. (a)	25,000	322,750
Illumina, Inc. (a)	81,100	989,420
ImmunoGen, Inc. (a)	62,700	398,145
Inhibitex, Inc. (a)(e)	32,200	272,412
Martek Biosciences (a)	2,200	112,200
MedImmune, Inc. (a)	8,000	239,440
Millennium Pharmaceuticals, Inc. (a)	20,700	207,207
Myogen, Inc. (a)(d)	80,800	1,672,560
Neopharm, Inc. (a)	58,100	781,445
Neurocrine Biosciences, Inc. (a)	63,400	2,903,720
ONYX Pharmaceuticals, Inc. (a)(d)	33,200	661,344
Protein Design Labs, Inc. (a)	16,900	451,906
QLT, Inc. (a)	2,690	24,021
Seattle Genetics, Inc. (a)	48,100	282,347
Telik, Inc. (a)	335	5,126
Tercica, Inc. (a)	85,000	961,350
		13,657,319

CHEMICALS – 1.0%
Fertilizers & Agricultural Chemicals 1.0%
Monsanto Co.	16,271	1,038,741
DIVERSIFIED CONSUMER SERVICES – 0.1%
Specialized Consumer Services 0.1%
Weight Watchers International, Inc. (a) .	1,900	107,559
FOOD PRODUCTS – 0.2%
Packaged Foods & Meats – 0.2%
Maui Land & Pineapple, Inc. (a)	5,400	184,572
HEALTH CARE EQUIPMENT & SUPPLIES – 7.5%
Health Care Equipment 2.5%
Advanced Medical Optics, Inc. (a)	3	118
Aspect Medical Systems, Inc. (a)	400	12,144
GN Store Nordic AS	60,200	786,811
Hospira, Inc. (a)	3,300	131,472
NeuroMetrix, Inc. (a)	9,600	267,360
ResMed, Inc. (a)	5,200	376,168
Syneron Medical Ltd.	6,000	221,520
Synthes, Inc.	6,557	789,528
		2,585,121

	Shares	Value (Note 1)
Health Care Supplies 5.0%
Gen Probe, Inc. (a)	4,300	$195,736
Inverness Medical Innovations, Inc. (a)(e)	202,000	5,066,160
		5,261,896

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		7,847,017

HEALTH CARE PROVIDERS & SERVICES – 10.7%
Health Care Distributors & Services 4.6%
AmerisourceBergen Corp.	3,100	231,477
Cardinal Health, Inc.	25,762	1,535,673
McKesson Corp.	64,330	3,002,281
Priority Healthcare Corp. Class B (a)	200	5,578
		4,775,009
Health Care Facilities 2.5%
American Retirement Corp. (a)	10,000	182,500
Sunrise Senior Living, Inc. (a)(d)	18,400	1,092,776
VCA Antech, Inc. (a)	56,400	1,353,036
		2,628,312
Health Care Services 2.2%
Cerner Corp. (a)	13,800	1,086,888
DaVita, Inc. (a)	22,700	1,042,157
Lifeline Systems, Inc. (a)	1,600	54,112
VistaCare, Inc. Class A (a)	7,800	134,004
		2,317,161
Managed Health Care 1.4%
Health Net, Inc. (a)	29,000	1,337,190
Sierra Health Services, Inc. (a)	1,500	100,950
		1,438,140

TOTAL HEALTH CARE PROVIDERS & SERVICES		11,158,622

HOTELS, RESTAURANTS & LEISURE – 0.5%
Leisure Facilities 0.5%
Life Time Fitness, Inc. (a)	15,000	502,500
INTERNET & CATALOG RETAIL – 0.0%
Internet Retail 0.0%
NutriSystem, Inc. (a)	1,000	21,910
PHARMACEUTICALS – 65.2%
Pharmaceuticals 65.2%
Adams Respiratory Therapeutics, Inc.	3,600	121,824
Allergan, Inc.	2,650	243,933
Altana AG	5,970	339,503
Altana AG sponsored ADR	13,400	762,862
Astellas Pharma, Inc.	45,212	1,618,147
AstraZeneca PLC sponsored ADR	189,330	8,731,898
Barr Pharmaceuticals, Inc. (a)	11,950	545,040
Biovail Corp. (a)	23,910	428,227
Chugai Pharmaceutical Co. Ltd.	15,900	301,184
Daiichi Pharmaceutical Co. Ltd.	10,100	237,308
Dr. Reddy’s Laboratories Ltd.
sponsored ADR	3,300	59,961

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Pharmaceuticals Portfolio Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value (Note 1)

PHARMACEUTICALS – CONTINUED
Pharmaceuticals – continued
Eisai Co. Ltd.	8,600	$328,159
Forest Laboratories, Inc. (a)	62,320	2,767,008
GlaxoSmithKline PLC sponsored ADR	80,100	3,902,472
H. Lundbeck AS	8,880	231,388
Impax Laboratories, Inc. (a)	27,000	298,620
IVAX Corp. (a)	39,937	1,034,368
Johnson & Johnson	11,603	735,514
King Pharmaceuticals, Inc. (a)	300	4,410
Kos Pharmaceuticals, Inc. (a)	41,100	2,799,732
Merck KGaA	4,020	345,965
MGI Pharma, Inc. (a)	11,500	310,040
Mylan Laboratories, Inc.	11,547	212,349
Novartis AG sponsored ADR	177,140	8,635,575
Novo Nordisk AS:
Series B	5,650	291,174
Series B sponsored ADR	13,600	704,752
Perrigo Co.	170	2,436
Ranbaxy Laboratories Ltd. sponsored
GDR	43,968	526,737
Recordati Spa	26,800	203,661
Roche Holding AG (participation
certificate)	43,052	5,946,020
Salix Pharmaceuticals Ltd. (a)	41,800	851,884
Sankyo Co. Ltd.	15,200	310,073
Sanofi Aventis	12,950	1,107,484
Sanofi Aventis sponsored ADR	256	10,947
Schering AG	22,000	1,393,880
Schering Plough Corp. (d)	254,290	5,444,349
Sepracor, Inc. (a)	80,400	4,036,080
Shionogi & Co. Ltd.	15,000	195,890
Takeda Pharamaceutical Co. Ltd.	22,000	1,196,104
Teva Pharmaceutical Industries Ltd.
sponsored ADR	126,240	4,095,226
Valeant Pharmaceuticals International	15,100	301,698
Watson Pharmaceuticals, Inc. (a)	25,600	882,688
Wyeth	125,720	5,756,719
		68,253,289

TOTAL COMMON STOCKS
(Cost $95,873,554)		102,771,529

Money Market Funds 8.6%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 3.6% (b)	1,142,060	$1,142,060
Fidelity Securities Lending Cash
Central Fund, 3.61% (b)(c)	7,795,350	7,795,350
TOTAL MONEY MARKET FUNDS
(Cost $8,937,410)		8,937,410
TOTAL INVESTMENT PORTFOLIO	106.8%
(Cost $104,810,964)		111,708,939

NET OTHER ASSETS (6.8)%		(7,075,758)
NET ASSETS 100%		$104,633,181

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities – Investment in securities not registered under the
Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to
$5,338,572 or 5.1% of net assets.

Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
Inhibitex, Inc.	8/18/05	$265,650
Inverness Medical Innovations, Inc. .	8/1/05	$4,799,520

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	58.6%
Switzerland	14.0%
United Kingdom	12.1%
Israel	4.1%
Japan	4.0%
Germany	2.6%
Denmark	1.9%
France	1.1%
Others (individually less than 1%)	1.6%
100.0%

Income Tax Information

At February 28, 2005, the fund had a capital loss carryforward of approximately $4,472,117 all of which will expire on February 28, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 28

Pharmaceuticals Portfolio Financial Statements

Statement of Assets and Liabilities
		August 31, 2005 (Unaudited)

Assets
Investment in securities, at value (in-
cluding securities loaned of
$7,772,614) (cost $104,810,964)
— See accompanying schedule			$111,708,939
Receivable for investments sold			1,766,698
Receivable for fund shares sold			112,610
Dividends receivable			141,663
Interest receivable			2,768
Prepaid expenses			85
Other affiliated receivables			785
Other receivables			19,075
Total assets			113,752,623

Liabilities
Payable for investments purchased	. $	850,264
Payable for fund shares redeemed	.	368,618
Accrued management fee		49,047
Other affiliated payables		38,287
Other payables and accrued
expenses		17,876
Collateral on securities loaned, at
value		7,795,350
Total liabilities			9,119,442

Net Assets			$104,633,181
Net Assets consist of:
Paid in capital			$102,859,571
Undistributed net investment income			229,320
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions			(5,353,696)
Net unrealized appreciation (de-
preciation) on investments and as-
sets and liabilities in foreign
currencies			6,897,986
Net Assets, for 11,041,403 shares
outstanding			$104,633,181
Net Asset Value, offering price and
redemption price per share
($104,633,181 ÷ 11,041,403
shares)			$9.48

Statement of Operations
Six months ended August 31, 2005 (Unaudited)

Investment Income
Dividends		$781,300
Interest		24,950
Security lending		40,970
		847,220
Less foreign taxes withheld		(51,373)
Total income		795,847

Expenses
Management fee	$301,183
Transfer agent fees	211,312
Accounting and security lending
fees	27,484
Independent trustees’ compensation	229
Custodian fees and expenses	11,621
Registration fees	26,635
Audit	15,129
Legal	146
Miscellaneous	1,523
Total expenses before reductions	595,262
Expense reductions	(34,511)	560,751

Net investment income (loss)		235,096
Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:
Investment securities	174,902
Foreign currency transactions	2,948
Total net realized gain (loss)		177,850
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities	9,295,823
Assets and liabilities in foreign
currencies	(846)
Total change in net unrealized ap-
preciation (depreciation)		9,294,977
Net gain (loss)		9,472,827
Net increase (decrease) in net as-
sets resulting from operations		$9,707,923

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Pharmaceuticals Portfolio Financial Statements - continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	August 31, 2005	February 28,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$235,096	$39,850
Net realized gain (loss)	177,850	914,109
Change in net unrealized appreciation (depreciation)	9,294,977	(4,663,010)
Net increase (decrease) in net assets resulting from operations	9,707,923	(3,709,051)
Distributions to shareholders from net investment income	(55,479)	—
Share transactions
Proceeds from sales of shares	52,926,941	81,431,449
Reinvestment of distributions	46,138	—
Cost of shares redeemed	(53,523,545)	(69,421,605)
Net increase (decrease) in net assets resulting from share transactions	(550,466)	12,009,844
Redemption fees	29,594	42,545
Total increase (decrease) in net assets	9,131,572	8,343,338

Net Assets
Beginning of period	95,501,609	87,158,271
End of period (including undistributed net investment income of $229,320 and undistributed net investment income of
$49,703, respectively)	$ 104,633,181	$95,501,609

Other Information
Shares
Sold	6,009,318	9,359,061
Issued in reinvestment of distributions	5,371	—
Redeemed	(6,023,298)	(8,050,503)
Net increase (decrease)	(8,609)	1,308,558

Financial Highlights
	Six months ended
	August 31, 2005		Years ended February 28,
	(Unaudited)	2005	2004H	2003	2002F
Selected Per Share Data
Net asset value, beginning of period	$ 8.64	$ 8.95	$ 7.00	$ 9.23	$ 10.00
Income from Investment Operations
Net investment income (loss)E	02	—I	(.01)	(.02)	(.03)
Net realized and unrealized gain (loss)	83	(.31)	1.95	(2.22)	(.75)
Total from investment operations	85	(.31)	1.94	(2.24)	(.78)
Distributions from net investment income	(.01)	—	—	—	—
Redemption fees added to paid in capitalE	—I	—I	.01	.01	.01
Net asset value, end of period	$ 9.48	$ 8.64	$ 8.95	$ 7.00	$ 9.23
Total ReturnB,C,D	9.79%	(3.46)%	27.86%	(24.16)%	(7.70)%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.13%A	1.20%	1.59%	1.80%	1.69%A
Expenses net of voluntary waivers, if any	1.13%A	1.20%	1.59%	1.80%	1.69%A
Expenses net of all reductions	1.07%A	1.19%	1.57%	1.74%	1.68%A
Net investment income (loss)	45%A	.05%	(.10)%	(.26)%	(.40)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104,633	$ 95,502	$ 87,158	$ 50,456	$ 60,706
Portfolio turnover rate	155%A	42%	80%	140%	26%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FFor the period June 18, 2001 (commencement of operations) to February 28, 2002. GExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reduc tions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. HFor the year ended February 29. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 30

Notes to Financial Statements For the period ended August 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Biotechnology Portfolio, Health Care Portfolio, Medical Delivery Portfolio, Medical Equipment and Systems Portfolio, and Pharmaceuticals Portfolio (the funds) are non diversified funds of Fidelity Select Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the signifi cant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. In addition, each fund intends to calculate a NAV each hour on the hour (until one hour prior to the close of business on the NYSE) under normal business conditions. Each fund’s investments are valued as of these times for the purpose of computing the fund’s hourly NAV. Fidelity may suspend the calculation of one or more hourly NAVs for funds for any period in which prices for a portion of the stocks or securities held by the funds are not readily available.

Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open end invest ment companies are valued at their net asset value each business day.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Pur chases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the funds are informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Health Care Portfolio, independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each applicable fund or are invested in a cross section of other Fidelity funds, and are marked to market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

31 Semiannual Report

Notes to Financial Statements (Unaudited) continued 1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to short term capital gains, foreign currency transactions, non taxable dividends, deferred trustees compensa tion, net operating losses, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each fund:

	Cost for Federal			Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation/
	Purposes	Appreciation	Depreciation	(Depreciation)
Biotechnology Portfolio	$ 1,517,232,792	$ 473,793,277	$ (208,613,760)	$ 265,179,517
Health Care Portfolio	1,637,759,336	670,346,131	(26,009,858)	644,336,273
Medical Delivery Portfolio	1,198,069,094	188,263,112	(13,496,692)	174,766,420
Medical Equipment and Systems Portfolio	996,874,536	238,330,042	(22,119,057)	216,210,985
Pharmaceuticals Portfolio	105,362,296	10,759,636	(4,412,993)	6,346,643

Trading (Redemption) Fees. Shares in the funds held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital. Shareholders are also subject to an additional $7.50 fee for shares exchanged into another Fidelity fund (see Note 4).

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, are noted in the table below.

Biotechnology Portfolio	$ 381,161,304	$ 456,601,488
Health Care Portfolio	1,161,828,463	1,068,338,031
Medical Delivery Portfolio	924,193,841	440,844,331
Medical Equipment and Systems Portfolio	511,542,402	344,880,824
Pharmaceuticals Portfolio	79,647,913	79,967,612

Semiannual Report

32

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly manage ment fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund’s average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund’s annualized management fee rate expressed as a percentage of each fund’s average net assets was as follows:

	Individual Rate	Group Rate	Total
Biotechnology Portfolio	30%	.27%	.57%
Health Care Portfolio	30%	.27%	.57%
Medical Delivery Portfolio	30%	.27%	.57%
Medical Equipment and Systems Portfolio	30%	.27%	.57%
Pharmaceuticals Portfolio	30%	.27%	.57%

Sales Load. Fidelity Distributors Corporation (FDC), an affiliate of FMR, is the general distributor of the funds. Shares purchased prior to October 12, 1990, were subject to a 1% deferred sales charge upon redemption or exchange to any other Fidelity fund (other than Select funds). Effective July 1, 2005, the deferred sales charge was eliminated. For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Biotechnology Portfolio	$ 14,905
Health Care Portfolio	29,300
Medical Delivery Portfolio	696
Medical Equipment and Systems Portfolio	486
Pharmaceuticals Portfolio	131

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds’ transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Biotechnology Portfolio	36%
Health Care Portfolio	30%
Medical Delivery Portfolio	32%
Medical Equipment and Systems Portfolio	34%
Pharmaceuticals Portfolio	40%

Accounting and Security Lending Fees. FSC maintains each fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. Certain funds may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR. The Money Market Central Funds do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Money Market Central Funds are noted in the table below:

Income
Distributions
Biotechnology Portfolio	$ 948,011
Health Care Portfolio	980,586
Medical Delivery Portfolio	843,325
Medical Equipment and Systems Portfolio	955,367
Pharmaceuticals Portfolio	169,004

33 Semiannual Report

Notes to Financial Statements (Unaudited) continued 4. Fees and Other Transactions with Affiliates continued

Exchange Fees. FSC receives the proceeds of $7.50 to cover administrative costs associated with exchanges out of the funds to any other Fidelity Select fund or to any other Fidelity fund. For the period, exchange fees retained by FSC were as follows:

Retained
by FSC
Biotechnology Portfolio	$ 17,903
Health Care Portfolio	7,665
Medical Delivery Portfolio	7,890
Medical Equipment and Systems Portfolio	6,690
Pharmaceuticals Portfolio	2,453

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Biotechnology Portfolio	$ 56,153
Health Care Portfolio	8,465
Medical Delivery Portfolio	21,815
Medical Equipment and Systems Portfolio	7,056
Pharmaceuticals Portfolio	3,708

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applica ble fund’s activity in this program during the period for which loans were outstanding was as follows:

		Average	Weighted	Interest Earned
	Borrower or	Daily Loan	Average	(included in	Interest
	Lender	Balance	Interest Rate	interest income)	Expense
Biotechnology Portfolio	Borrower	$ 3,395,000	3.13%	$ —	$1,771
Health Care Portfolio	Borrower	7,366,333	3.19%	—	3,913

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emer gency purposes to fund shareholder redemptions or for other short term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund’s Statement of Assets and Liabilities.

Semiannual Report

34

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain funds provided services to these funds in addition to trade execution. These services included payments of expenses on behalf of each applicable fund. In addition, through arrangements with each applicable fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund’s expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service	Custody Expense	Transfer Agent
	Arrangements	Reduction	Expense Reduction
Biotechnology Portfolio	$ 215,974	$—	$7,341
Health Care Portfolio	449,751	—	8,970
Medical Delivery Portfolio	284,377	2,153	2,347
Medical Equipment and Systems Portfolio	125,044	279	10,270
Pharmaceuticals Portfolio	34,115	—	396

8. Other.

The funds’ organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

35 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Select Biotechnology Select Health Care Select Medical Delivery Select Medical Equipment and Systems Select Pharmaceuticals

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to each fund and its shareholders by Fidelity (including the investment performance of each fund); (2) the competitiveness of the man agement fee and total expenses of each fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (4) the extent to which economies of scale would be realized as each fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the backgrounds of the funds’ portfolio managers and the funds’ investment objectives and disciplines. The independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Invest ment Advisers’ investment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitor ing of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, each fund’s compliance policies and procedures.

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36

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market informa tion through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund’s absolute investment performance, as well as each fund’s relative investment performance measured against (i) a proprietary custom index (or a Goldman Sachs index that reflects the market sector in which the fund invests, in the case of Select Health Care), and (ii) a peer group of mutual funds over multiple periods. For each of Select Biotechnology, Select Health Care, Select Medical Delivery, and Select Medical Equipment and Systems, the following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the fund’s returns, the returns of a proprietary custom index (or a Goldman Sachs index, in the case of Select Health Care) (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. Because Select Pharmaceuticals had been in existence less than five calendar years, the following charts considered by the Board show, over the one and three year periods ended December 31, 2004, the fund’s returns, the returns of a proprietary custom index (“bench mark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund. For each fund (other than Select Health Care), the fund’s proprietary custom index is an index developed and periodically revised by FMR that is a market capitalization weighted index of securities that meet the fund’s 80% name test.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for the one year period and the fourth quartile for the three and five year periods. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the funds in the peer group typically have broader investment man dates than the fund, which focuses on a particular subset of companies within the health and biotechnology industries. The Board also stated that the relative investment performance of the fund was lower than its benchmark over time. In the absence of a meaningful peer group comparison for the fund and in consideration of the fund’s exposure to a narrow market sector, the Board focused its review on the fund’s relative investment performance measured against its benchmark. In light of that comparison, the Board discussed with FMR actions to be taken by FMR to improve the fund’s below benchmark performance.

37 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for the one and three year periods and the third quartile for the five year period. The Board also stated that the relative investment performance of the fund was lower than its benchmark for certain periods, although the one year cumulative total return of the fund compared favor ably to its benchmark.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for the one , three , and five year periods. The Board noted that FMR does not consider that Lipper peer group to be a meaningful compar ison for the fund, however, because the funds in the peer group typically have broader investment mandates than the fund, which focuses on a particu lar subset of companies within the health and biotechnology industries. The Board also stated that the relative investment performance of the fund has compared favorably to its benchmark over time.

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38

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for the one , three , and five year periods. The Board noted that FMR does not consider that Lipper peer group to be a meaningful compar ison for the fund, however, because the funds in the peer group typically have broader investment mandates than the fund, which focuses on a particu lar subset of companies within the health and biotechnology industries. The Board also stated that the relative investment performance of the fund has compared favorably to its benchmark over time, although the fund’s one year cumulative total return was lower than its benchmark.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the fourth quartile for the one year period and the third quartile for the three year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the funds in the peer group typically have broader investment mandates than the fund, which focuses on a particular subset of companies within the health and biotechnology industries. The Board also stated that the relative investment performance of the fund has compared favorably to its benchmark over time.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit each fund’s

39 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

shareholders, particularly in light of the Board’s view that each fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board’s management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund’s. For example, a TMG % of 19% would mean that 81% of the funds in the Total Mapped Group had higher management fees than a fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which a fund’s management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report 40

41 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that each fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Based on its review, the Board concluded that each fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund’s total expenses, the Board considered the fund’s management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund’s total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund’s total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the busi ness of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggre gate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After consider ing PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the funds’ business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in each fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that each fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s management increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particu lar fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various

Semiannual Report

42

changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the exist ing advisory fee structures are fair and reasonable, and that each fund’s existing Advisory Contracts should be renewed.

43 Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvest ment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report 44

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.)

Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015
Selling shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035
Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015
General Correspondence
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
Selling shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035
Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015
General Correspondence
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

45 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub-Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K. Limited)
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
Brown Brothers Harriman & Co.
Boston, MA
Corporate Headquarters
82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection
Mutual Fund 24 Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-8888
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®)	(automated phone logo) 1-800-544-5555

(automated phone logo) Automated line for quickest service

SELHC USAN 1005 1.813643.100

Fidelity® Select Portfolios® Money Market

Semiannual Report August 31, 2005

Contents

Shareholder Expense Example	3	An example of Shareholder Expenses
Fund Update*
Money Market	4
Notes to Financial Statements	11	Notes to the Financial Statements
Board Approval of	13
Investment Advisory Contracts
and Management Fees

* Fund update includes: Investment Summary, Investments, and Financial Statements.

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by Fidelity Distributors
Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washing ton, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2005 to August 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	March 1, 2005
	March 1, 2005	August 31, 2005	to August 31, 2005
Actual	$ 1,000.00	$1,014.00	$2.03
Hypothetical (5% return per year before expenses)	$ 1,000.00	$1,023.19	$2.04

* Expenses are equal to the Fund’s annualized expense ratio of .40%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

33 Semiannual Report

Money Market Portfolio Investment Changes

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	8/31/05	2/28/05	8/31/04
0 – 30	72.5	66.2	70.5
31- 90	21.3	28.6	15.4
91-180	2.0	5.2	9.1
181-397	4.2	0.0	5.0
Weighted Average Maturity
	8/31/05	2/28/05	8/31/04
Money Market Portfolio	36 Days	29 Days	42 Days
All Taxable Money Market
Funds Average*	36 Days	35 Days	42 Days

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report 4

Money Market Portfolio Investments August 31, 2005 (Unaudited) Showing Percentage of Net Assets

Corporate Bonds 1.1%
Due	Annualized Yield	Principal	Value
Date	at Time of	Amount	(Note 1)
	Purchase
AOL Time Warner, Inc.
4/15/06	4.03%	$400,000	$404,624
4/15/06	4.14	190,000	192,080
British Telecommunications PLC
12/15/05	3.38	275,000	278,353
12/15/05	3.39	405,000	409,928
12/15/05	3.40	70,000	70,849
12/15/05	3.43	285,000	288,433
12/15/05	3.51	75,000	75,876
12/15/05	3.71	310,000	313,577
12/15/05	3.78	55,000	55,615
Comcast Cable Communications, Inc.
1/30/06	3.74	1,980,000	1,999,690
1/30/06	3.91	260,000	262,362
France Telecom SA
3/1/06	3.41 (a)	110,000	111,970
3/1/06	3.70 (a)	35,000	35,616
3/1/06	3.72 (a)	130,000	132,276
3/1/06	3.76 (a)	35,000	35,601
3/1/06	3.80 (a)	150,000	152,573
3/1/06	3.81 (a)	225,000	228,832
3/1/06	3.82 (a)	285,000	289,857
3/1/06	3.85 (a)	60,000	61,017
Lenfest Communications, Inc.
11/1/05	3.69	2,000,000	2,014,871
TOTAL CORPORATE BONDS			7,414,000

Certificates of Deposit 18.8%

Domestic Certificates Of Deposit 0.3%
Huntington National Bank, Columbus
11/10/05	3.50	2,000,000	2,000,000
London Branch, Eurodollar, Foreign Banks – 9.8%
Calyon
7/18/06	4.00	5,000,000	5,000,000
Credit Agricole SA
7/17/06	4.00	5,000,000	5,000,000
7/19/06	4.00	5,000,000	5,000,000
Credit Industriel et Commercial
9/12/05	3.30	5,000,000	5,000,000
9/16/05	3.38	5,000,000	5,000,000
Deutsche Bank AG
9/13/05	3.30	5,000,000	5,000,000
9/19/05	3.54	10,000,000	10,000,000
Dresdner Bank AG
10/24/05	3.51	5,000,000	5,000,000
Hypo Real Estate Bank International
10/17/05	3.75 (f)	1,000,000	1,000,000

Due	Annualized Yield	Principal	Value
Date	at Time of	Amount	(Note 1)
	Purchase
ING Bank NV
11/1/05	3.80% (c) $	10,000,000	$ 10,000,000
Royal Bank of Scotland PLC
11/1/05	3.80 (c)	10,000,000	10,000,000
Societe Generale
8/18/06	4.25	3,000,000	3,000,000
			69,000,000
New York Branch, Yankee Dollar, Foreign Banks – 8.7%
Bank of Tokyo Mitsubishi Ltd.
9/15/05	3.56	5,000,000	5,000,000
Canadian Imperial Bank of Commerce
9/15/05	3.63 (d)	14,000,000	14,000,000
Credit Suisse First Boston New York Branch
9/19/05	3.57 (d)	5,000,000	5,000,000
10/19/05	3.58 (d)	5,000,000	5,000,000
Deutsche Bank AG
9/5/05	3.31 (d)	5,000,000	5,000,000
Mizuho Corporate Bank Ltd.
9/15/05	3.57	2,000,000	2,000,000
11/1/05	3.83 (c)	5,000,000	5,000,000
Skandinaviska Enskilda Banken AB
10/6/05	3.50 (d)	10,000,000	9,998,741
Toronto Dominion Bank
4/7/06	3.86	5,000,000	5,000,000
Unicredito Italiano Spa
11/14/05	3.73 (d)	5,000,000	4,999,482
			60,998,223

TOTAL CERTIFICATES OF DEPOSIT			131,998,223

Commercial Paper 32.8%

Capital One Multi Asset Execution Trust
11/2/05	3.70	5,000,000	4,968,397
Comcast Corp.
11/4/05	3.49 (b)	1,000,000	993,911
Countrywide Financial Corp.
9/6/05	3.58	1,000,000	999,503
9/7/05	3.57	5,000,000	4,997,033
9/15/05	3.59	5,000,000	4,993,039
Credit Suisse First Boston New York Branch
9/9/05	3.53	15,000,000	14,988,267
DaimlerChrysler NA Holding Corp.
9/14/05	3.71	1,000,000	998,664
9/16/05	3.72	2,000,000	1,996,908
9/23/05	3.77	2,000,000	1,995,404
9/27/05	3.79	1,000,000	997,270
Dominion Resources, Inc.
9/7/05	3.60	1,000,000	999,402

See accompanying notes which are an integral part of the financial statements.

5 Semiannual Report

Money Market Portfolio Investments (Unaudited) - continued

Commercial Paper continued
Due	Annualized Yield	Principal	Value
Date	at Time of	Amount	(Note 1)
	Purchase
Emerald (MBNA Credit Card Master Note Trust)
11/2/05	3.74%	$25,000,000	$ 24,840,264
FCAR Owner Trust
9/15/05	3.29	3,000,000	2,996,220
9/16/05	3.39	5,000,000	4,993,000
Federated Retail Holdings, Inc.
10/31/05	3.89	3,000,000	2,980,700
11/21/05	3.97	3,000,000	2,973,473
Fortune Brands, Inc.
9/20/05	3.67	1,000,000	998,074
10/24/05	3.78	3,000,000	2,983,438
10/25/05	3.79	2,000,000	1,988,720
Grampian Funding LLC
9/9/05	3.20	5,000,000	4,996,500
Kellogg Co.
9/2/05	3.49	500,000	499,952
9/13/05	3.59	500,000	499,403
9/16/05	3.53	1,000,000	998,542
Liberty Street Funding Corp.
9/21/05	3.53	5,000,000	4,990,222
Market Street Funding Corp.
9/19/05	3.55	30,799,000	30,744,487
9/22/05	3.58	3,259,000	3,252,213
Motown Notes Program
9/12/05	3.47	5,000,000	4,994,729
Newcastle (Discover Card Master Trust)
9/13/05	3.59	1,000,000	998,807
9/13/05	3.61	5,000,000	4,994,000
Oracle Corp.
11/1/05	3.73	2,000,000	1,987,461
Paradigm Funding LLC
10/31/05	3.81 (c)	5,000,000	4,978,418
11/16/05	3.75	25,000,000	24,804,194
Park Granada LLC
9/9/05	3.45	5,000,000	4,996,189
9/12/05	3.45	5,000,000	4,994,760
9/15/05	3.58	5,000,000	4,993,058
9/15/05	3.59	10,000,000	9,986,078
9/20/05	3.51	5,000,000	4,990,803
Park Sienna LLC
9/20/05	3.57	5,000,000	4,990,606
SBC Communications, Inc.
9/13/05	3.53	5,000,000	4,994,133
Strand Capital LLC
9/21/05	3.46	1,000,000	998,094
Stratford Receivables Co. LLC
9/12/05	3.56	5,000,000	4,994,584
9/15/05	3.57	5,000,000	4,993,078
Toyota Motor Credit Corp.
9/7/05	3.18	1,000,000	999,478

Due	Annualized Yield	Principal	Value
Date	at Time of	Amount	(Note 1)
	Purchase
Viacom, Inc.
9/12/05	3.67%	$500,000	$499,441
9/13/05	3.68	250,000	249,694
9/14/05	3.68	500,000	499,337
9/20/05	3.70	250,000	249,513
9/20/05	3.71	250,000	249,512
Yorktown Capital LLC
9/20/05	3.55	5,000,000	4,990,658
TOTAL COMMERCIAL PAPER			231,089,631

Master Notes 3.1%

Bear Stearns Companies, Inc.
9/12/05	3.34 (f)	2,000,000	2,000,000
Goldman Sachs Group, Inc.
9/9/05	3.61 (d)(f)	10,000,000	10,000,000
9/14/05	3.62 (d)(f)	5,000,000	5,000,000
1/9/06	3.69 (f)	5,000,000	5,000,000
TOTAL MASTER NOTES			22,000,000

Medium Term Notes 22.0%

AIG Matched Funding Corp.
12/15/05	3.89 (d)	5,000,000	5,000,000
Australia & New Zealand Banking Group Ltd.
9/23/05	3.60 (b)(d)	2,000,000	2,000,000
Bank of New York Co., Inc.
9/27/05	3.71 (b)(d)	5,000,000	5,000,000
Bayerische Landesbank Girozentrale
11/21/05	3.82 (d)	5,000,000	5,000,000
BMW U.S. Capital LLC
9/15/05	3.54 (d)	1,000,000	1,000,000
Commonwealth Bank of Australia
9/26/05	3.61 (d)	2,000,000	2,000,000
GE Capital Assurance Co.
9/1/05	3.59 (d)(f)	5,000,000	5,000,000
General Electric Capital Corp.
9/7/05	3.55 (d)	5,000,000	5,000,000
9/9/05	3.66 (d)	5,000,000	5,000,000
9/19/05	3.68 (d)	8,000,000	8,001,647
3/30/06	3.85	4,000,000	4,031,276
HBOS Treasury Services PLC
9/26/05	3.51 (d)	10,000,000	10,000,000
HSBC Finance Corp.
9/26/05	3.63 (d)	2,000,000	2,000,000
HSH Nordbank AG
9/23/05	3.62 (b)(d)	2,000,000	2,000,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 6

Medium Term Notes continued
Due	Annualized Yield	Principal	Value
Date	at Time of	Amount	(Note 1)
	Purchase
ING USA Annuity & Life Insurance Co.
9/24/05	3.54% (d)(f)	$1,000,000	$ 1,000,000
MBIA Global Funding LLC
10/18/05	3.57 (b)(d)	1,000,000	1,000,000
Merrill Lynch & Co., Inc.
9/15/05	3.60 (d)	4,000,000	4,000,000
Metropolitan Life Insurance Co.
9/6/05	3.55 (b)(d)	2,213,000	2,213,000
Morgan Stanley
9/1/05	3.65 (d)	1,000,000	1,000,000
9/6/05	3.57 (d)	5,000,000	5,000,000
9/15/05	3.60 (d)	2,000,000	2,000,000
RACERS
9/22/05	3.61 (b)(d)	10,000,000	10,000,000
Royal Bank of Scotland PLC
9/21/05	3.58 (b)(d)	5,000,000	5,000,000
SBC Communications, Inc.
6/5/06	3.96 (b)	1,600,000	1,604,347
Security Life of Denver Insurance Co.
11/30/05	3.94 (d)(f)	1,000,000	1,000,000
Treasury Bank NA, Alexandria Virginia
11/14/05	3.80 (d)	5,000,000	5,000,000
Verizon Global Funding Corp.
9/15/05	3.52 (d)	20,000,000	20,000,044
Washington Mutual Bank, California
9/26/05	3.45 (d)	10,000,000	9,999,588
10/27/05	3.64 (d)	5,000,000	5,000,000
11/4/05	3.70 (d)	5,000,000	5,000,000
Wells Fargo & Co.
9/2/05	3.57 (d)	5,000,000	5,000,000
9/15/05	3.56 (d)	5,000,000	5,000,000
WestLB AG
9/12/05	3.58 (b)(d)	2,000,000	2,000,000
9/30/05	3.49 (b)(d)	3,000,000	3,000,000
TOTAL MEDIUM-TERM NOTES			154,849,902

Short Term Notes 1.4%

Metropolitan Life Insurance Co.
10/3/05	3.64 (d)(f)	5,000,000	5,000,000
New York Life Insurance Co.
9/30/05	3.62 (d)(f)	5,000,000	5,000,000
TOTAL SHORT TERM NOTES			10,000,000

Municipal Securities 1.2%

	Principal	Value
	Amount	(Note 1)

Connecticut Hsg. Fin. Auth. (Hsg.
Mortgage Fin. Prog.) Series F2,
3.59% (AMBAC Insured), VRDN,
9/7/05 (d)	$5,000,000	$ 5,000,000
New York State Dorm. Auth. Revs.
Series A, 3.64% (MBIA Insured),
VRDN, 9/7/05 (d)	3,530,000	3,530,000

TOTAL MUNICIPAL SECURITIES		8,530,000

Repurchase Agreements 22.6%

	Maturity
	Amount

In a joint trading account
(Collateralized by U.S. Government
Obligations dated 8/31/05 due
9/1/05 At 3.6%)	$30,328,036	30,325,000
With:
Banc of America Securities LLC At
3.61%, dated 8/31/05 due
9/1/05 (Collateralized by
Mortgage Loan Obligations
valued at $13,650,001, 4.13%,
8/25/34)	13,001,304	13,000,000
Citigroup Global Markets, Inc. At
3.66%, dated 8/31/05 due
9/1/05 (Collateralized by U.S.
Treasury Obligations valued at
$31,641,291, 0% 7.75%,
12/29/05 – 3/15/31)	31,003,154	31,000,000
Deutsche Bank Securities, Inc. At:
3.56%, dated 8/10/05 due
9/15/05 (Collateralized by
Mortgage Loan Obligations
valued at $2,040,000, 4.4%,
7/27/45)	2,007,120	2,000,000
3.69%, dated 8/31/05 due
9/1/05 (Collateralized by
Mortgage Loan Obligations
valued at $11,550,001, 2.43%
4.24%, 3/5/41 7/25/45) .	11,001,128	11,000,000
Goldman Sachs & Co. At:
3.66%, dated:
8/23/05 due 11/21/05
(Collateralized by Mortgage
Loan Obligations valued at
$4,080,000, 4.49%,
2/25/35) (d)(e)	4,036,600	4,000,000
8/31/05 due 9/1/05
(Collateralized by Corporate
Obligations valued at
$4,201,334, 7%, 7/15/06) .	4,000,407	4,000,000
3.67%, dated 8/23/05 due
11/21/05 (Collateralized by
Corporate Obligations valued at
$5,250,396, 4.5%,
4/1/24) (d)(e)	5,045,875	5,000,000
See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Money Market Portfolio Investments (Unaudited) - continued

Repurchase Agreements continued

	Maturity	Value
	Amount	(Note 1)

J.P. Morgan Securities, Inc. At
3.63%, dated 8/10/05 due
9/21/05 (Collateralized by
Corporate Obligations valued at
$4,222,299, 7.25% 8.75%,
4/30/14 - 3/15/32)	$4,016,940	$ 4,000,000
Merrill Lynch, Pierce, Fenner & Smith
At 3.71%, dated 7/27/05 due
10/25/05 (Collateralized by
Corporate Obligations valued at
$5,254,395, 5.95%,
2/16/07) (d)(e)	5,046,375	5,000,000
Morgan Stanley & Co. At:
3.63%, dated 8/10/05 due
9/21/05 (Collateralized by
Mortgage Loan Obligations
valued at $14,717,647, 4.99%
6.54%, 12/10/29
6/25/35)	14,059,290	14,000,000
3.64%, dated 8/31/05 due
9/1/05 (Collateralized by
Corporate Obligations valued at
$10,713,021, 6.25% 7.92%,
6/15/15 – 7/20/27)	10,001,011	10,000,000
Wachovia Securities, Inc. At 3.63%,
dated 8/31/05 due 9/1/05
(Collateralized by Mortgage Loan
Obligations valued at
$26,520,000, 4.11% 4.49%,
2/25/35 - 3/25/36)	26,002,622	26,000,000

TOTAL REPURCHASE AGREEMENTS		159,325,000

TOTAL INVESTMENT PORTFOLIO 103.0%
(Cost $725,206,756)		725,206,756

NET OTHER ASSETS (3.0)%		(20,787,477)

NET ASSETS 100%	$704,419,279

Security Type Abbreviations
CP	COMMERCIAL PAPER
VRDN —	VARIABLE RATE DEMAND NOTE

Legend

(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.

(b) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $34,811,258 or 4.9% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.
(e) The maturity amount is based on the rate at period end.
(f) Restricted securities – Investment in securities not registered under the
Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to
$40,000,000 or 5.7% of net assets.

Additional information on each holding is as follows:

Security	Acquisition Date	Cost
Bear Stearns Companies, Inc. 3.34%,
9/12/05	3/15/05	$2,000,000
GE Capital Assurance Co. 3.59%,
9/1/05	7/28/05	$5,000,000
Goldman Sachs Group, Inc.:
3.61%, 9/9/05	4/12/05	$10,000,000
3.62%, 9/14/05	2/14/05	$5,000,000
3.69%, 1/9/06	4/12/05	$5,000,000
Hypo Real Estate Bank International
3.75%, 10/17/05	8/11/05	$1,000,000
ING USA Annuity & Life Insurance
Co. 3.54%, 9/24/05	6/23/05	$1,000,000
Metropolitan Life Insurance Co.
3.64%, 10/3/05	3/26/02	$5,000,000
New York Life Insurance Co. 3.62%,
9/30/05	2/28/02	$5,000,000
Security Life of Denver Insurance Co.
3.94%, 11/30/05	8/26/05	$1,000,000

Income Tax Information

At February 28, 2005, the fund had a capital loss carryforward of approximately $113,249 of which $19,605 and $93,644 will expire on February 29, 2012 and February 28, 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 8

Money Market Portfolio Financial Statements

Statement of Assets and Liabilities
	August 31, 2005 (Unaudited)

Assets
Investment in securities, at value
(including repurchase agreements
of $159,325,000) (cost
$725,206,756) — See accompa-
nying schedule		$725,206,756
Cash		356
Receivable for fund shares sold		18,728,416
Interest receivable		1,535,948
Prepaid expenses		661
Total assets		745,472,137

Liabilities
Payable for investments purchased
on a delayed delivery basis	$29,978,418
Payable for fund shares redeemed .	10,776,563
Distributions payable	79,029
Accrued management fee	110,914
Other affiliated payables	89,669
Other payables and accrued
expenses	18,265
Total liabilities		41,052,858

Net Assets		$704,419,279
Net Assets consist of:
Paid in capital		$704,656,085
Distributions in excess of net invest-
ment income		(94,912)
Accumulated undistributed net real-
ized gain (loss) on investments		(141,894)
Net Assets, for 704,444,413 shares
outstanding		$704,419,279
Net Asset Value, offering price and
redemption price per share
($704,419,279 ÷ 704,444,413
shares)		$1.00

Statement of Operations
	Six months ended August 31, 2005 (Unaudited)

Investment Income
Interest		$10,151,593

Expenses
Management fee	$640,386
Transfer agent fees	489,851
Accounting fees and expenses	42,683
Independent trustees’ compensation	1,405
Custodian fees and expenses	15,419
Registration fees	73,934
Audit	16,437
Legal	718
Miscellaneous	2,796
Total expenses before reductions	1,283,629
Expense reductions	(7,739)	1,275,890

Net investment income		8,875,703

Net realized gain (loss) on invest-
ment securities		6,555
Net increase in net assets resulting
from operations		$8,882,258

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Money Market Portfolio Financial Statements - continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	August 31, 2005	February 28,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 8,875,703	$ 7,972,498
Net realized gain (loss)	6,555	(126,516)
Net increase in net assets resulting from operations	8,882,258	7,845,982
Distributions to shareholders from net investment income	(8,876,030)	(7,972,316)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	749,952,646	1,130,467,367
Reinvestment of distributions	8,460,659	7,706,807
Cost of shares redeemed	(638,755,205)	(1,160,912,799)
Net increase (decrease) in net assets and shares resulting from share transactions	119,658,100	(22,738,625)
Total increase (decrease) in net assets	119,664,328	(22,864,959)

Net Assets
Beginning of period	584,754,951	607,619,910
End of period (including distributions in excess of net investment income of $94,912 and distributions in excess of net
investment income of $94,585, respectively)	$ 704,419,279	$ 584,754,951

Financial Highlights
	Six months ended
	August 31,
	2005		Years ended February 28,
	(Unaudited)	2005	2004F	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income		014.013	.009	.015	.033	.060
Distributions from net investment income	(.014)	(.013)	(.009)	(.015)	(.033)	(.060)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C,D	1.40%	1.29%	.86%	1.50%	3.30%	6.19%
Ratios to Average Net AssetsE
Expenses before expense reductions	40%A	.39%	.40%	.38%	.37%	.50%
Expenses net of voluntary waivers, if any	40%A	.39%	.40%	.38%	.37%	.50%
Expenses net of all reductions	40%A	.39%	.40%	.38%	.37%	.50%
Net investment income	2.76%A	1.26%	.86%	1.45%	3.38%	6.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 704,419	$ 584,755	$ 607,620	$1,079,578	$1,037,869	$1,173,360

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the former sales charges.
E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Ex penses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reduc tions represent the net expenses paid by the fund.
F For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 10

Notes to Financial Statements For the period ended August 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Money Market Portfolio (the fund) is a fund of Fidelity Select Portfolios (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a 7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distrib uting all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to deferred trustees compensation, capital loss carryforwards, wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$—
Unrealized depreciation	—
Net unrealized appreciation (depreciation)	$—
Cost for federal income tax purposes	$725,206,756

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agree ments are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securi ties or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

11 Semiannual Report

Notes to Financial Statements (Unaudited) continued 2. Operating Policies continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly manage ment fee. The management fee is calculated on the basis of a group fee rate plus a total income based component. The group fee rate averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income based component is calculated according to a graduated schedule providing for different rates based on the fund’s gross annualized yield. The rate increases as the fund’s gross yield increases.

During the period the income based portion of this fee was $239,070 or an annualized rate of .07% of the fund’s average net assets. For the period, the fund’s total annualized management fee rate was .20% of the fund’s average net assets.

Sales Load. Fidelity Distributors Corporation (FDC), an affiliate of FMR, is the general distributor of the fund. Shares purchased prior to October 12, 1990, were subject to a 1% deferred sales charge upon redemption or exchange to any other Fidelity fund (other than Select funds). For the period, FDC retained $10,037 on redemption of shares of the fund. Effective July 1, 2005, the deferred sales charge was eliminated.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

Accounting Fees. FSC maintains the fund’s accounting records. The fee is based on the level of average net assets for the month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

		Weighted	Interest Earned
	Average Daily	Average	(included in	Interest
Borrower or Lender	Loan Balance	Interest Rate	interest income)	Expense
Lender	$ 15,497,429	3.03%	$ 18,241		—

4. Expense Reductions.

Through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and transfer agent expenses by $942 and $6,797, respectively.

5. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

12

Board Approval of Investment Advisory Contracts and Management Fees

Select Money Market Portfolio

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and indepen dent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the manage ment fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Invest ment Advisers’ investment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitor ing of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board also considered the resources devoted to, and the record of com pliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market informa tion through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense

13 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund’s absolute investment performance, as well as the fund’s relative investment performance measured against a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the fund’s returns and a range of returns of a peer group of mutual funds identi fied by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

The Board noted that the relative investment performance of the fund has compared favorably to its Lipper peer group over time.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board’s management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 5% would mean that 95% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) com parison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board. The Board also recognized that the income based component of the fund’s management fee varies depending on the level of the fund’s monthly gross income, providing for higher fees at higher income levels, and for lower fees at lower income levels.

Semiannual Report

14

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund’s total expenses, the Board considered the fund’s management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund’s total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund’s total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the busi ness of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After consider ing PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and deter mined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

15 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s management increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity’s fund profitability methodology, including additional detail on various cost allocations; (ii) fall out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the exist ing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

Semiannual Report

16

17 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub-Advisers
Fidelity Investments Money Management, Inc
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K. Limited)
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
The Bank of New York
New York, NY
Corporate Headquarters
82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection
Mutual Fund 24 Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-8888
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®)	(autmated phone logo) 1-800-544-5555

(automated phone logo) Automated line for quickest service

SELMM USAN 1005 1.813613.100

Fidelity® Select Portfolios® Natural Resources Sector

Energy Energy Service Gold Natural Gas Natural Resources Paper and Forest Products

Semiannual Report August 31, 2005

Contents

Shareholder Expense Example	3
Fund Updates*
Natural Resources Sector
Energy	4
Energy Service	9
Gold	13
Natural Gas	19
Natural Resources	24
Paper and Forest Products	30
Notes to Financial Statements	34
Board Approval of Investment	39
Advisory Contracts and
Management Fees

* Fund updates for each Select Portfolio include: Investment Changes, Investments, and Financial Statements.

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) website at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by Fidelity Distributors
Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washing ton, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, redemption fees, exchange fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2005 to August 31, 2005).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	March 1, 2005
	March 1, 2005	August 31, 2005	to August 31, 2005
Energy Portfolio
Actual	$ 1,000.00	$1,238.10	$5.42
HypotheticalA	$ 1,000.00	$1,020.37	$4.89
Energy Service Portfolio
Actual	$ 1,000.00	$1,238.90	$5.30
HypotheticalA	$ 1,000.00	$1,020.47	$4.79
Gold Portfolio
Actual	$ 1,000.00	$982.80	$4.90
HypotheticalA	$ 1,000.00	$1,020.27	$4.99
Natural Gas Portfolio
Actual	$ 1,000.00	$1,217.60	$5.37
HypotheticalA	$ 1,000.00	$1,020.37	$4.89
Natural Resources Portfolio
Actual	$ 1,000.00	$1,186.20	$5.51
HypotheticalA	$ 1,000.00	$1,020.16	$5.09
Paper and Forest Products Portfolio
Actual	$ 1,000.00	$875.40	$5.91
HypotheticalA	$ 1,000.00	$1,018.90	$6.36

A 5% return per year before expenses

* Expenses are equal to each Fund’s annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Energy Portfolio	96%
Energy Service Portfolio	94%
Gold Portfolio	98%
Natural Gas Portfolio	96%
Natural Resources Portfolio	1.00%
Paper and Forest Products Portfolio	1.25%

33 Semiannual Report

Energy Portfolio Investment Changes

Top Ten Stocks as of August 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Schlumberger Ltd. (NY Shares)	6.1	5.5
Halliburton Co.	5.6	4.6
Total SA sponsored ADR	4.3	6.1
Valero Energy Corp.	4.3	4.9
National Oilwell Varco, Inc.	3.7	3.5
Canadian Natural Resources Ltd.	3.0	2.0
BP PLC sponsored ADR	2.9	6.5
ConocoPhillips	2.9	5.0
BJ Services Co.	2.5	0.0
Amerada Hess Corp.	2.4	0.0
	37.7

* Includes short term investments and net other assets.

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report 4

Energy Portfolio Investments August 31, 2005 (Unaudited) Showing Percentage of Net Assets

Common Stocks 94.8%
	Shares	Value (Note 1)

CHEMICALS – 0.4%
Diversified Chemicals – 0.4%
Ashland, Inc.	155,000	$ 9,422,450
CONSTRUCTION & ENGINEERING – 0.2%
Construction & Engineering – 0.2%
Jacobs Engineering Group, Inc. (a)	82,700	5,160,480
CONTAINERS & PACKAGING 0.9%
Paper Packaging – 0.9%
Smurfit Stone Container Corp. (a)	1,926,000	21,263,040
ELECTRIC UTILITIES – 1.5%
Electric Utilities – 1.5%
Allegheny Energy, Inc. (a)	184,600	5,567,536
Edison International	96,800	4,358,904
Exelon Corp.	313,400	16,889,126
PPL Corp.	206,000	6,583,760
		33,399,326

ELECTRICAL EQUIPMENT – 0.3%
Heavy Electrical Equipment – 0.3%
Vestas Wind Systems AS (a)	277,500	5,784,693
ENERGY EQUIPMENT & SERVICES – 36.6%
Oil & Gas Drilling – 9.3%
AKITA Drilling Ltd. Class A (non vtg.)	556,600	9,255,957
Cathedral Energy Services Income Trust .	917,100	6,706,060
Diamond Offshore Drilling, Inc.	3,100	183,086
ENSCO International, Inc.	472,000	19,285,920
GlobalSantaFe Corp.	1,039,400	48,727,072
Nabors Industries Ltd. (a)	37,000	2,479,000
Noble Corp.	176,000	12,548,800
Patterson UTI Energy, Inc.	5,500	187,110
Precision Drilling Corp. (a)	222,600	10,439,444
Pride International, Inc. (a)	417,400	10,560,220
Rowan Companies, Inc.	1,060,500	39,450,600
Stoneham Drilling Trust	186,500	3,770,692
TODCO Class A	835,700	29,015,504
Transocean, Inc. (a)	341,500	20,162,160
		212,771,625
Oil & Gas Equipment & Services 27.3%
Baker Hughes, Inc.	844,950	49,640,813
BJ Services Co.	920,300	58,052,524
Cooper Cameron Corp. (a)	231,800	16,724,370
Core Laboratories NV (a)	123,600	3,934,188
Dawson Geophysical Co. (a)	225,000	6,736,500
Global Industries Ltd. (a)	821,100	11,306,547
Grant Prideco, Inc. (a)	468,000	17,250,480
Gulfmark Offshore, Inc. (a)	303,100	9,029,349
Halliburton Co.	2,093,600	129,740,392
Hornbeck Offshore Services, Inc. (a)	284,200	10,089,100
Hydril Co. (a)	30,000	2,055,000
NATCO Group, Inc. Class A (a)	292,100	5,944,235
National Oilwell Varco, Inc. (a)	1,327,995	85,270,559

	Shares	Value (Note 1)
Newpark Resources, Inc. (a)	38,300	$ 340,487
NS Group, Inc. (a)	120,000	4,994,400
Oil States International, Inc. (a)	6,000	207,960
RPC, Inc.	153,100	3,551,920
Savanna Energy Services Corp. (a)	396,000	8,259,938
Schlumberger Ltd. (NY Shares)	1,623,180	139,966,810
Smith International, Inc.	1,234,200	42,876,108
Tenaris SA sponsored ADR	2,000	228,960
Veritas DGC, Inc. (a)	66,800	2,148,288
Weatherford International Ltd. (a)	304,060	20,587,903
		628,936,831

TOTAL ENERGY EQUIPMENT & SERVICES		841,708,456

GAS UTILITIES 1.2%
Gas Utilities 1.2%
Questar Corp.	291,800	22,766,236
Xinao Gas Holdings Ltd.	6,162,000	4,321,262
		27,087,498

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 1.7%
Independent Power & Energy Trade 1.7%
AES Corp. (a)	723,900	11,394,186
Constellation Energy Group, Inc.	103,400	6,074,750
NRG Energy, Inc. (a)	111,700	4,470,234
TXU Corp.	187,000	18,142,740
		40,081,910

MULTI-UTILITIES – 1.2%
Multi-Utilities – 1.2%
Dominion Resources, Inc.	366,400	28,022,272
OIL, GAS & CONSUMABLE FUELS 50.8%
Coal & Consumable Fuels 4.7%
Arch Coal, Inc.	263,200	16,897,440
CONSOL Energy, Inc.	704,200	49,082,740
Peabody Energy Corp.	587,500	42,106,125
		108,086,305
Integrated Oil & Gas 18.1%
Amerada Hess Corp.	430,700	54,741,970
BG Group PLC sponsored ADR (d)	508,300	23,254,725
BP PLC sponsored ADR	987,700	67,538,926
Chevron Corp.	334,632	20,546,405
ConocoPhillips	989,472	65,245,784
ENI Spa sponsored ADR	1,100	163,075
Exxon Mobil Corp.	532,110	31,873,389
Marathon Oil Corp.	3,137	201,740
MOL Magyar Olay es Gazipari RT GDR	63,952	6,945,187
Occidental Petroleum Corp.	422,100	35,046,963
OMV AG	196,300	10,693,340
Repsol YPF SA sponsored ADR	300	8,868

See accompanying notes which are an integral part of the financial statements.

5 Semiannual Report

Energy Portfolio Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value (Note 1)

OIL, GAS & CONSUMABLE FUELS CONTINUED
Integrated Oil & Gas – continued
Royal Dutch Shell PLC Class A
sponsored ADR	1,300	$84,448
Total SA sponsored ADR	756,600	99,750,144
		416,094,964
Oil & Gas Exploration & Production – 17.6%
Apache Corp.	158,200	11,330,284
Blackrock Ventures, Inc. (a)	516,500	4,503,412
Burlington Resources, Inc.	692,900	51,129,091
Cabot Oil & Gas Corp.	116,500	5,031,635
Canadian Natural Resources Ltd.	1,406,100	69,259,650
Chesapeake Energy Corp.	1,261,700	39,882,337
Comstock Resources, Inc. (a)	130,800	3,806,280
Denbury Resources, Inc. (a)	41,000	1,854,430
EnCana Corp.	285,376	13,994,134
Encore Acquisition Co. (a)	246,150	8,302,640
Energy Partners Ltd. (a)	7,500	180,000
Forest Oil Corp. (a)	459,900	20,672,505
Gastar Exploration Ltd. (a)	791,700	2,334,316
Kerr McGee Corp.	185,100	16,294,353
Newfield Exploration Co. (a)	338,400	15,979,248
Nexen, Inc.	263,400	11,420,916
Noble Energy, Inc.	15,700	1,383,798
OPTI Canada, Inc. (a)	7,200	220,843
Penn West Energy Trust (d)	175,100	5,058,067
Pioneer Natural Resources Co.	298,000	14,721,200
Plains Exploration & Production Co. (a) .	500,500	18,543,525
Pogo Producing Co.	7,600	425,600
Quicksilver Resources, Inc. (a)	349,500	15,168,300
Range Resources Corp.	777,300	27,073,359
Southwestern Energy Co. (a)	3,400	196,860
Talisman Energy, Inc.	449,000	21,919,506
Ultra Petroleum Corp. (a)	564,400	24,969,056
XTO Energy, Inc.	2,233	88,873
		405,744,218
Oil & Gas Refining & Marketing – 8.8%
Frontier Oil Corp.	451,800	16,558,470
Giant Industries, Inc. (a)	142,600	7,023,050
Holly Corp.	296,000	16,676,640
Neste Oil Oyj	266,750	8,968,779
Nippon Oil Corp.	1,747,600	14,116,838
Polski Koncern Naftowy Orlen SA unit	163,600	5,529,680
Sunoco, Inc.	312,300	22,704,210
Tesoro Corp.	190,500	11,010,900
Tupras Turkiye Petrol Rafinerileri AS	59,900	917,087
Valero Energy Corp.	927,716	98,801,754
		202,307,408
Oil & Gas Storage & Transport 1.6%
El Paso Corp.	1,733,600	20,109,760
General Maritime Corp.	57,700	2,155,672

	Shares	Value (Note 1)
OMI Corp.	759,400	$ 14,527,322
Teekay Shipping Corp.	3,100	143,065
Williams Companies, Inc.	8,600	192,984
		37,128,803

TOTAL OIL, GAS & CONSUMABLE FUELS		1,169,361,698

TOTAL COMMON STOCKS
(Cost $1,668,713,159)	2,181,291,823

Money Market Funds 5.9%

Fidelity Cash Central Fund,
3.6% (b)	129,173,666	129,173,666
Fidelity Securities Lending Cash
Central Fund, 3.61% (b)(c)	8,037,100	8,037,100
TOTAL MONEY MARKET FUNDS
(Cost $137,210,766)		137,210,766

TOTAL INVESTMENT PORTFOLIO 100.7%
(Cost $1,805,923,925)	2,318,502,589

NET OTHER ASSETS (0.7)%		(17,096,449)
NET ASSETS 100%	$ 2,301,406,140

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	71.2%
Canada	8.4%
Netherlands Antilles	6.1%
France	4.3%
United Kingdom	3.9%
Cayman Islands	2.6%
Others (individually less than 1%)	3.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 6

Energy Portfolio Financial Statements

Statement of Assets and Liabilities
		August 31, 2005 (Unaudited)

Assets
Investment in securities, at value (in-
cluding securities loaned of
$7,906,831) (cost
$1,805,923,925) — See accom-
panying schedule		$2,318,502,589
Receivable for investments sold			49,112,055
Receivable for fund shares sold			43,831,356
Dividends receivable			2,762,973
Interest receivable			460,107
Prepaid expenses			528
Other affiliated receivables			4,758
Other receivables			183,268
Total assets			2,414,857,634

Liabilities
Payable for investments purchased	. $	97,735,651
Payable for fund shares redeemed	.	6,137,875
Accrued management fee		987,299
Other affiliated payables		523,298
Other payables and accrued
expenses		30,271
Collateral on securities loaned, at
value		8,037,100
Total liabilities			113,451,494

Net Assets		$ 2,301,406,140
Net Assets consist of:
Paid in capital		$1,709,564,541
Undistributed net investment income			3,393,111
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions			75,900,072
Net unrealized appreciation
(depreciation) on investments and
assets and liabilities in foreign
currencies			512,548,416
Net Assets, for 48,922,209 shares
outstanding		$ 2,301,406,140
Net Asset Value, offering price and
redemption price per share
($2,301,406,140 ÷ 48,922,209
shares)			$47.04

Statement of Operations
Six months ended August 31, 2005 (Unaudited)

Investment Income
Dividends		$8,888,568
Interest		1,087,951
Security lending		197,230
Total income		10,173,749

Expenses
Management fee	$4,314,969
Transfer agent fees	2,358,480
Accounting and security lending
fees	303,273
Independent trustees’ compensation	2,982
Custodian fees and expenses	42,197
Registration fees	210,707
Audit	18,413
Legal	1,367
Interest	6,891
Miscellaneous	3,923
Total expenses before reductions	7,263,202
Expense reductions	(533,766)	6,729,436

Net investment income (loss)		3,444,313
Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:
Investment securities	78,204,511
Foreign currency transactions	(195,156)
Total net realized gain (loss)		78,009,355
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities	278,443,239
Assets and liabilities in foreign
currencies	(35,608)
Total change in net unrealized ap-
preciation (depreciation)		278,407,631
Net gain (loss)		356,416,986
Net increase (decrease) in net as-
sets resulting from operations		$359,861,299

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Energy Portfolio Financial Statements - continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	August 31, 2005	February 28,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,444,313	$ 3,191,728
Net realized gain (loss)	78,009,355	53,703,604
Change in net unrealized appreciation (depreciation)	278,407,631	182,985,442
Net increase (decrease) in net assets resulting from operations	359,861,299	239,880,774
Distributions to shareholders from net investment income	(727,608)	(2,738,124)
Distributions to shareholders from net realized gain	(25,465,532)	(4,765,904)
Total distributions	(26,193,140)	(7,504,028)
Share transactions
Proceeds from sales of shares	1,464,731,359	1,019,538,844
Reinvestment of distributions	25,142,555	7,111,138
Cost of shares redeemed	(671,688,376)	(397,323,594)
Net increase (decrease) in net assets resulting from share transactions	818,185,538	629,326,388
Redemption fees	692,673	309,685
Total increase (decrease) in net assets	1,152,546,370	862,012,819

Net Assets
Beginning of period	1,148,859,770	286,846,951
End of period (including undistributed net investment income of $3,393,111 and undistributed net investment income
of $843,816, respectively)	$ 2,301,406,140	$ 1,148,859,770

Other Information
Shares
Sold	36,113,480	31,774,046
Issued in reinvestment of distributions	657,494	226,801
Redeemed	(17,529,493)	(13,136,664)
Net increase (decrease)	19,241,481	18,864,183

Financial Highlights
	Six months ended
	August 31, 2005		Years ended February 28,
	(Unaudited)	2005	2004G	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 38.71	$ 26.52	$ 20.63	$ 23.45	$ 26.41	$ 23.11
Income from Investment Operations
Net investment income (loss)E		09.19	.13	.12	.19	.19
Net realized and unrealized gain (loss)	8.94	12.43	5.89	(2.81)	(2.44)	6.17
Total from investment operations	9.03	12.62	6.02	(2.69)	(2.25)	6.36
Distributions from net investment income	(.02)	(.17)	(.14)	(.14)	(.04)	(.14)
Distributions from net realized gain	(.70)	(.28)	—	—	(.69)	(2.97)
Total distributions	(.72)	(.45)	(.14)	(.14)	(.73)	(3.11)
Redemption fees added to paid in capitalE		02.02	.01	.01	.02	.05
Net asset value, end of period	$ 47.04	$ 38.71	$ 26.52	$ 20.63	$ 23.45	$ 26.41
Total ReturnB,C,D	23.81%	48.07%	29.34%	(11.46)%	(8.57)%	28.84%
Ratios to Average Net AssetsF
Expenses before expense reductions	96%A	.97%	1.18%	1.22%	1.16%	1.16%
Expenses net of voluntary waivers, if any	96%A	.97%	1.18%	1.22%	1.16%	1.16%
Expenses net of all reductions	89%A	.93%	1.17%	1.21%	1.12%	1.12%
Net investment income (loss)	46%A	.62%	.59%	.54%	.77%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$2,301,406	$1,148,860	$ 286,847	$ 194,294	$ 224,570	$ 262,013
Portfolio turnover rate	130%A	91%	33%	73%	119%	117%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. GFor the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 8

Energy Service Portfolio

Investment Changes

Top Ten Stocks as of August 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Halliburton Co.	9.8	9.6
National Oilwell Varco, Inc.	8.0	7.4
Schlumberger Ltd. (NY Shares)	5.9	6.8
GlobalSantaFe Corp.	5.3	3.5
Baker Hughes, Inc.	5.0	2.1
Nabors Industries Ltd.	5.0	6.7
Pride International, Inc.	4.4	6.4
BJ Services Co.	4.3	4.8
Weatherford International Ltd.	4.3	6.0
Noble Corp.	4.0	5.9
	56.0

* Includes short term investments and net other assets.

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

9 Semiannual Report

Energy Service Portfolio Investments August 31, 2005 (Unaudited) Showing Percentage of Net Assets

Common Stocks 90.3%
	Shares	Value (Note 1)

ENERGY EQUIPMENT & SERVICES – 85.5%
Oil & Gas Drilling – 27.8%
Diamond Offshore Drilling, Inc.	550,200	$ 32,494,812
GlobalSantaFe Corp.	1,527,710	71,619,045
Grey Wolf, Inc. (a)	456,000	3,570,480
Helmerich & Payne, Inc.	197,400	11,729,508
Nabors Industries Ltd. (a)	1,005,977	67,400,459
Noble Corp.	756,650	53,949,145
Patterson UTI Energy, Inc.	546,300	18,585,126
Pride International, Inc. (a)	2,316,886	58,617,216
Transocean, Inc. (a)	811,027	47,883,034
Trinidad Energy Services Income Trust	246,400	2,974,527
Unit Corp. (a)	82,400	4,289,744
		373,113,096
Oil & Gas Equipment & Services 57.7%
Allis Chalmers Energy, Inc. (d)	200,000	2,130,000
Baker Hughes, Inc.	1,152,136	67,687,990
BJ Services Co.	918,287	57,925,544
Cal Dive International, Inc. (a)	163,200	10,193,472
Carbo Ceramics, Inc.	45,750	2,752,320
Core Laboratories NV (a)	275,000	8,753,250
Dril Quip, Inc. (a)	142,500	5,987,850
Grant Prideco, Inc. (a)	1,366,005	50,350,944
Halliburton Co. (d)	2,128,967	131,932,084
Hornbeck Offshore Services, Inc. (a)	436,200	15,485,100
Hydril Co. (a)	64,200	4,397,700
Input/Output, Inc. (a)(d)	403,400	3,485,376
Key Energy Services, Inc. (a)	126,100	1,796,925
Lone Star Technologies, Inc. (a)	351,700	19,449,010
Maverick Tube Corp. (a)	328,500	10,462,725
National Oilwell Varco, Inc. (a)	1,676,131	107,624,372
NS Group, Inc. (a)	133,200	5,543,784
Oceaneering International, Inc. (a)	79,700	3,962,684
Oil States International, Inc. (a)	809,200	28,046,872
Pason Systems, Inc.	150,200	3,275,918
RPC, Inc.	646,200	14,991,840
Savanna Energy Services Corp. (a)	309,500	6,455,684
Schlumberger Ltd. (NY Shares)	923,145	79,602,793
Smith International, Inc.	1,251,256	43,468,633
Superior Energy Services, Inc. (a)	714,500	15,661,840
TETRA Technologies, Inc. (a)	118,500	3,377,250
Veritas DGC, Inc. (a)	378,900	12,185,424
Weatherford International Ltd. (a)	850,905	57,614,778
		774,602,162

TOTAL ENERGY EQUIPMENT & SERVICES		1,147,715,258

OIL, GAS & CONSUMABLE FUELS 4.8%
Oil & Gas Exploration & Production – 3.8%
Forest Oil Corp. (a)	304,300	13,678,285

	Shares	Value (Note 1)
Quicksilver Resources, Inc. (a)	468,900	$ 20,350,260
Range Resources Corp.	502,100	17,488,143
		51,516,688
Oil & Gas Refining & Marketing – 1.0%
Valero Energy Corp.	125,700	13,387,050
TOTAL OIL, GAS & CONSUMABLE FUELS		64,903,738

TOTAL COMMON STOCKS
(Cost $754,152,242)	1,212,618,996
Money Market Funds 10.9%
Fidelity Cash Central Fund,
3.6% (b)	111,186,052	111,186,052
Fidelity Securities Lending Cash
Central Fund, 3.61% (b)(c)	34,884,300	34,884,300
TOTAL MONEY MARKET FUNDS
(Cost $146,070,352)		146,070,352
TOTAL INVESTMENT PORTFOLIO 101.2%
(Cost $900,222,594)	1,358,689,348

NET OTHER ASSETS (1.2)%		(15,743,470)
NET ASSETS 100%	$ 1,342,945,878

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	83.2%
Cayman Islands	9.3%
Netherlands Antilles	5.9%
Others (individually less than 1%)	1.6%
100.0%

Income Tax Information

At February 28, 2005, the fund had a capital loss carryforward of approximately $27,487,874 of which $4,387,855 and $23,100,019 will expire on February 29, 2008 and February 28, 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 10

Energy Service Portfolio Financial Statements

Statement of Assets and Liabilities
		August 31, 2005 (Unaudited)

Assets
Investment in securities, at value (in-
cluding securities loaned of
$35,344,776) (cost
$900,222,594) — See accompa-
nying schedule		$1,358,689,348
Receivable for fund shares sold		28,564,940
Dividends receivable		426,991
Interest receivable		317,362
Prepaid expenses		518
Other affiliated receivables		5,190
Other receivables		45,104
Total assets		1,388,049,453

Liabilities
Payable for investments purchased	. $	4,288,649
Payable for fund shares redeemed	.	5,019,835
Accrued management fee		584,485
Other affiliated payables		308,517
Other payables and accrued
expenses		17,789
Collateral on securities loaned, at
value		34,884,300
Total liabilities		45,103,575

Net Assets		$ 1,342,945,878
Net Assets consist of:
Paid in capital		$ 901,410,061
Accumulated net investment loss		(1,619,022)
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions		(15,312,044)
Net unrealized appreciation
(depreciation) on investments and
assets and liabilities in foreign
currencies		458,466,883
Net Assets, for 21,924,604 shares
outstanding		$ 1,342,945,878
Net Asset Value, offering price and
redemption price per share
($1,342,945,878 ÷ 21,924,604
shares)		$ 61.25

Statement of Operations
Six months ended August 31, 2005 (Unaudited)

Investment Income
Dividends		$2,056,472
Interest		684,085
Security lending		69,787
Total income		2,810,344

Expenses
Management fee	$2,763,218
Transfer agent fees	1,459,116
Accounting and security lending
fees	210,637
Independent trustees’ compensation	2,082
Custodian fees and expenses	13,015
Registration fees	92,704
Audit	17,326
Legal	1,076
Interest	4,115
Miscellaneous	3,484
Total expenses before reductions	4,566,773
Expense reductions	(138,388)	4,428,385

Net investment income (loss)		(1,618,041)
Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:
Investment securities	14,444,032
Foreign currency transactions	(13,986)
Total net realized gain (loss)		14,430,046
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities	204,446,857
Assets and liabilities in foreign
currencies	129
Total change in net unrealized ap-
preciation (depreciation)		204,446,986
Net gain (loss)		218,877,032
Net increase (decrease) in net as-
sets resulting from operations		$217,258,991

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Energy Service Portfolio Financial Statements - continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	August 31, 2005	February 28,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,618,041)	$(2,750,594)
Net realized gain (loss)	14,430,046	26,489,827
Change in net unrealized appreciation (depreciation)	204,446,986	166,091,313
Net increase (decrease) in net assets resulting from operations	217,258,991	189,830,546
Share transactions
Proceeds from sales of shares	631,262,115	690,238,874
Cost of shares redeemed	(402,322,629)	(447,731,275)
Net increase (decrease) in net assets resulting from share transactions	228,939,486	242,507,599
Redemption fees	495,288	530,463
Total increase (decrease) in net assets	446,693,765	432,868,608

Net Assets
Beginning of period	896,252,113	463,383,505
End of period (including accumulated net investment loss of $1,619,022 and accumulated net investment loss of $981,
respectively)	$ 1,342,945,878	$896,252,113

Other Information
Shares
Sold	11,847,937	16,952,149
Redeemed	(8,049,755)	(11,822,799)
Net increase (decrease)	3,798,182	5,129,350

Financial Highlights
	Six months ended
	August 31, 2005		Years ended February 28,
	(Unaudited)	2005	2004H	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 49.44	$ 35.65	$ 29.73	$ 30.75	$ 38.51	$ 28.96
Income from Investment Operations
Net investment income (loss)E	(.09)	(.20)	(.24)	(.21)F	(.14)	(.14)
Net realized and unrealized gain (loss)	11.87	13.95	6.14	(.85)	(7.71)	9.57
Total from investment operations	11.78	13.75	5.90	(1.06)	(7.85)	9.43
Redemption fees added to paid in capitalE		03.04	.02	.04	.09	.12
Net asset value, end of period	$ 61.25	$ 49.44	$ 35.65	$ 29.73	$ 30.75	$ 38.51
Total ReturnB,C,D	23.89%	38.68%	19.91%	(3.32)%	(20.15)%	32.98%
Ratios to Average Net AssetsG
Expenses before expense reductions	94%A	.98%	1.14%	1.15%	1.13%	1.07%
Expenses net of voluntary waivers, if any	94%A	.98%	1.14%	1.15%	1.13%	1.07%
Expenses net of all reductions	91%A	.96%	1.13%	1.12%	1.07%	1.04%
Net investment income (loss)	(.33)%A	(.53)%	(.79)%	(.68)%	(.46)%	(.40)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,342,946	$ 896,252	$ 463,384	$ 455,122	$ 526,138	$ 899,651
Portfolio turnover rate	35%A	34%	23%	64%	90%	78%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.01 per share. GExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. HFor the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 12

Gold Portfolio Investment Changes

Top Ten Stocks as of August 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Kinross Gold Corp.	7.8	4.4
Eldorado Gold Corp.	7.6	7.1
Goldcorp, Inc.	7.0	8.6
Harmony Gold Mining Co. Ltd.	5.3	4.8
Newmont Mining Corp.	5.2	5.1
Placer Dome, Inc.	4.5	3.2
Impala Platinum Holdings Ltd.	3.9	3.7
Compania de Minas
Buenaventura SA	3.6	4.9
Lonmin PLC	3.5	5.1
Gold Fields Ltd. sponsored ADR	3.4	6.0
	51.8

* Includes short term investments and net other assets.

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

13 Semiannual Report

Gold Portfolio Investments August 31, 2005 (Unaudited) Showing Percentage of Net Assets

Common Stocks 98.7%
	Shares	Value (Note 1)
Australia 1.7%
METALS & MINING – 1.7%
Gold – 1.7%
Newcrest Mining Ltd.	900,000	$ 11,537,824
Bermuda 2.3%
METALS & MINING – 2.3%
Precious Metals & Minerals – 2.3%
Aquarius Platinum Ltd. (Australia)	2,363,907	15,428,884
Canada 56.3%
METALS & MINING 56.3%
Diversified Metals & Mining – 4.3%
Fronteer Development Group, Inc. (g)	250,000	678,152
Fronteer Development Group, Inc.
warrants 2/25/07 (a)(g)	250,000	258,488
IMA Exploration, Inc. (a)	898,400	2,081,294
Major Drilling Group International,
Inc. (a)	648,400	7,510,636
Teck Cominco Ltd. Class B (sub. vtg.)	480,000	18,697,780
		29,226,350
Gold – 47.1%
Agnico Eagle Mines Ltd.	200,000	2,594,667
Alamos Gold, Inc. (a)	3,450,200	11,771,459
Arizona Star Resource Corp. (a)	1,500,000	6,166,547
Aurizon Mines Ltd. (a)	2,500,000	2,611,516
Bema Gold Corp. (a)	6,600,000	15,623,605
Cambior, Inc. (a)	5,200,000	10,294,427
Centerra Gold, Inc. (a)	300,000	5,102,565
Chesapeake Gold Corp. (a)	501,000	2,405,712
Chesapeake Gold Corp. (a)(f)	199,000	955,562
Cumberland Resources Ltd. (a)	1,200,000	1,566,910
Eldorado Gold Corp. (a)(e)	17,080,000	51,367,339
Gabriel Resources Ltd. (a)(e)	10,877,600	17,868,936
Gabriel Resources Ltd. (a)(e)(f)	1,130,000	1,856,282
Gabriel Resources Ltd. warrants
3/31/07 (a)	83,350	23,171
Gold Reserve, Inc. (a)	500,000	1,499,516
Goldcorp, Inc.	2,600,000	46,872,499
Golden Star Resources Ltd. (a)	500,000	1,478,455
Guinor Gold Corp. (a)	10,000,000	8,003,033
High River Gold Mines Ltd. (a)(e)	9,338,500	10,620,425
High River Gold Mines Ltd. (a)(e)(g)	2,500,000	2,843,183
High River Gold Mines Ltd. warrants
10/26/06 (a)	1,832,500	15
IAMGOLD Corp.	500,000	3,496,062
Kinross Gold Corp. (a)(f)	866,666	5,446,551
Kinross Gold Corp. (a)(d)	8,333,334	52,300,523
Kinross Gold Corp. warrants
12/5/07 (a)	1,300,000	219,030
Metallic Ventures Gold, Inc. warrants
3/17/09 (a)	202,750	25,620
Northgate Exploration Ltd. (a)	4,510,000	5,433,048

	Shares	Value (Note 1)
Orezone Resources, Inc. Class A (a)	4,000,000	$ 6,166,547
Orvana Minerals Corp. (a)	1,000,000	884,546
Placer Dome, Inc.	2,100,000	30,534,518
Richmont Mines, Inc. (a)(e)	1,000,000	4,009,941
Richmont Mines, Inc. (a)(e)(g)	200,000	721,789
Virginia Gold Mines, Inc. (a)	200,000	1,250,158
Yamana Gold, Inc. (a)	1,500,000	5,800,093
		317,814,250
Precious Metals & Minerals – 4.9%
Aber Diamond Corp.	300,000	10,174,803
Intrepid Minerals Corp. (a)(e)	4,300,800	2,355,015
Minefinders Corp. Ltd. (a)(e)	3,445,000	12,769,471
Shore Gold, Inc. (a)	127,900	527,956
SouthernEra Diamonds, Inc.
Class A (a)(e)	7,868,610	2,253,761
Tahera Diamond Corp. (a)	13,314,500	4,654,831
		32,735,837

TOTAL METALS & MINING		379,776,437

Cayman Islands 1.9%
METALS & MINING – 1.9%
Precious Metals & Minerals – 1.9%
Apex Silver Mines Ltd. (a)(d)	1,000,000	13,120,000
Mexico – 0.2%
METALS & MINING – 0.2%
Precious Metals & Minerals – 0.2%
Industrias Penoles SA de CV	295,700	1,154,588
Papua New Guinea 3.0%
METALS & MINING – 3.0%
Gold – 3.0%
Lihir Gold Ltd. (a)	20,500,020	20,572,826
Peru 3.6%
METALS & MINING – 3.6%
Precious Metals & Minerals – 3.6%
Compania de Minas Buenaventura SA	1,000,000	24,702,290
South Africa – 15.8%
METALS & MINING 15.8%
Diversified Metals & Mining – 0.9%
African Rainbow Minerals Ltd. (a)	1,100,000	5,789,474
Gold – 11.0%
DRDGOLD Ltd. sponsored ADR	10,999,098	11,109,089
Gold Fields Ltd. sponsored ADR	2,000,000	22,920,000
Harmony Gold Mining Co. Ltd.	2,911,990	22,043,764
Harmony Gold Mining Co. Ltd.
sponsored ADR (d)	1,788,010	13,535,236
Western Areas Ltd. (a)	1,500,000	4,948,940
		74,557,029

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 14

Common Stocks continued
	Shares	Value (Note 1)
South Africa – continued
METALS & MINING – CONTINUED
Precious Metals & Minerals – 3.9%
Impala Platinum Holdings Ltd.	250,000	$ 26,316,182
TOTAL METALS & MINING		106,662,685

United Kingdom – 5.4%
METALS & MINING – 5.4%
Diversified Metals & Mining – 0.3%
African Platinum PLC (a)	6,000,000	2,190,706
Gold – 1.6%
Randgold Resources Ltd.
sponsored ADR (a)	793,500	10,569,420
Precious Metals & Minerals – 3.5%
Lonmin PLC	1,100,000	23,463,090
TOTAL METALS & MINING		36,223,216

United States of America – 8.5%
METALS & MINING – 8.5%
Diversified Metals & Mining – 1.9%
Freeport McMoRan Copper & Gold, Inc.
Class B (d)	300,000	12,651,000
Gold – 5.6%
Newmont Mining Corp.	895,624	35,448,798
Newmont Mining Corp. CHESS
Depository Interests	672,776	2,624,515
		38,073,313
Precious Metals & Minerals – 1.0%
Stillwater Mining Co. (a)	800,000	6,424,000
TOTAL METALS & MINING		57,148,313

TOTAL COMMON STOCKS
(Cost $609,421,976)		666,327,063

Money Market Funds 4.7%

Fidelity Cash Central Fund, 3.6% (b)	3,770,020	3,770,020
Fidelity Securities Lending Cash
Central Fund, 3.61% (b)(c)	27,762,318	27,762,318
TOTAL MONEY MARKET FUNDS
(Cost $31,532,338)		31,532,338

TOTAL INVESTMENT PORTFOLIO 103.4%
(Cost $640,954,314)		697,859,401

NET OTHER ASSETS (3.4)%		(22,897,102)
NET ASSETS 100%		$674,962,299

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $8,258,395 or 1.2% of net assets.

(g) Restricted securities – Investment in securities not registered under the
Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to
$4,501,612 or 0.7% of net assets.

Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
Fronteer Development Group, Inc.	2/4/05	$700,897
Fronteer Development Group, Inc.
warrants 2/25/07	2/4/05	$0
High River Gold Mines Ltd.	9/27/04	$3,144,036
Richmont Mines, Inc.	6/17/05	$797,267

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Gold Portfolio Investments (Unaudited) - continued

Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund’s Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

	Value,					Value,
	beginning		Sales	Dividend		end of
Affiliates	of period	Purchases	Proceeds	Income		period
Eldorado Gold Corp.	$ 49,908,792	$2,344,241	$—		$—	$ 51,367,339
Gabriel Resources Ltd.	16,344,975	412,232	—		—	17,868,936
Gabriel Resources Ltd. (144 A)	1,740,646	—	—		—	1,856,282
Guinor Gold Corp.	5,958,896	2,763,944	—		—	—
High River Gold Mines Ltd.	9,307,228	2,406,627	—		—	10,620,425
High River Gold Mines Ltd. (private placement)	3,324,010	—	—		—	2,843,183
Intrepid Minerals Corp.	2,524,490	—	93,160		—	2,355,015
Minefinders Corp. Ltd.	25,936,257	200,476	1,250,385		—	12,769,471
Richmont Mines, Inc.	3,810,450	—	—		—	4,009,941
Richmont Mines, Inc. (private placement)	—	797,267	—		—	721,789
SouthernEra Diamonds, Inc. Class A	2,806,914	—	—		—	2,253,761
TOTALS	$ 121,662,658	$8,924,787	$1,343,545		$—	$ 106,666,142

Income Tax Information

The fund has a capital loss carryforward of $17,885,787 which was acquired in the merger with Select Precious Metals and Minerals and is available to offset future capital gains of the fund up to $5,961,929 per year as provided by regulations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 16

Gold Portfolio Financial Statements

Statement of Assets and Liabilities
		August 31, 2005 (Unaudited)

Assets
Investment in securities, at value (in-
cluding securities loaned of
$27,898,207) (cost
$640,954,314) — See accompa-
nying schedule			$697,859,401
Receivable for investments sold			6,258,815
Receivable for fund shares sold			7,010,558
Dividends receivable			203,160
Interest receivable			57,496
Prepaid expenses			673
Other affiliated receivables			6,323
Other receivables			84,767
Total assets			711,481,193

Liabilities
Payable for investments purchased	. $	2,741,028
Payable for fund shares redeemed	.	5,450,492
Accrued management fee		323,289
Other affiliated payables		194,036
Other payables and accrued
expenses		47,731
Collateral on securities loaned, at
value		27,762,318
Total liabilities			36,518,894

Net Assets			$674,962,299
Net Assets consist of:
Paid in capital			$637,646,586
Undistributed net investment income			74,680
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions			(19,697,025)
Net unrealized appreciation
(depreciation) on investments and
assets and liabilities in foreign
currencies			56,938,058
Net Assets, for 26,485,669 shares
outstanding			$674,962,299
Net Asset Value, offering price and
redemption price per share
($674,962,299 ÷ 26,485,669
shares)			$25.48

Statement of Operations
Six months ended August 31, 2005 (Unaudited)

Investment Income
Dividends		$2,486,778
Interest		277,273
Security lending		254,300
		3,018,351
Less foreign taxes withheld		(138,488)
Total income		2,879,863

Expenses
Management fee	$1,842,749
Transfer agent fees	1,005,883
Accounting and security lending
fees	155,619
Independent trustees’ compensation	1,309
Custodian fees and expenses	100,316
Registration fees	39,105
Audit	16,664
Legal	1,053
Miscellaneous	4,083
Total expenses before reductions	3,166,781
Expense reductions	(398,140)	2,768,641

Net investment income (loss)		111,222
Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:
Investment securities (Including
realized gain (loss) of
$(821,824) from affiliated
issuers)	7,845,685
Foreign currency transactions	(110,250)
Total net realized gain (loss)		7,735,435
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities	(21,656,617)
Assets and liabilities in foreign
currencies	30,233
Total change in net unrealized ap-
preciation (depreciation)		(21,626,384)
Net gain (loss)		(13,890,949)
Net increase (decrease) in net as-
sets resulting from operations		$(13,779,727)

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Gold Portfolio Financial Statements - continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	August 31, 2005	February 28,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 111,222	$473,673
Net realized gain (loss)	7,735,435	108,286,605
Change in net unrealized appreciation (depreciation)	(21,626,384)	(109,824,666)
Net increase (decrease) in net assets resulting from operations	(13,779,727)	(1,064,388)
Distributions to shareholders from net investment income	(507,546)	—
Distributions to shareholders from net realized gain	(36,034,538)	—
Total distributions	(36,542,084)	—
Share transactions
Proceeds from sales of shares	260,963,413	565,734,932
Reinvestment of distributions	35,203,357	—
Cost of shares redeemed	(276,664,952)	(596,590,373)
Net increase (decrease) in net assets resulting from share transactions	19,501,818	(30,855,441)
Redemption fees	565,874	1,392,457
Total increase (decrease) in net assets	(30,254,119)	(30,527,372)
Net Assets
Beginning of period	705,216,418	735,743,790
End of period (including undistributed net investment income of $74,680 and distributions in excess of net investment
income of $8,523,093, respectively)	$ 674,962,299	$705,216,418
Other Information
Shares
Sold	10,707,649	22,113,910
Issued in reinvestment of distributions	1,447,508	—
Redeemed	(11,352,841)	(23,466,147)
Net increase (decrease)	802,316	(1,352,237)

Financial Highlights
	Six months ended
	August 31, 2005		Years ended February 28,
	(Unaudited)	2005	2004J	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 27.46	$ 27.21	$ 22.73	$ 18.25	$ 12.38	$ 13.45
Income from Investment Operations
Net investment income (loss)E	—K	.02F	(.01)	.05	.25G	.07
Net realized and unrealized gain (loss)	(.56)	.18H	5.85	4.67	5.78	(1.12)
Total from investment operations	(.56)	.20	5.84	4.72	6.03	(1.05)
Distributions from net investment income	(.02)	—	(1.42)	(.36)	(.22)	(.07)
Distributions from net realized gain	(1.42)	—	—	—	—	—
Total distributions	(1.44)	—	(1.42)	(.36)	(.22)	(.07)
Redemption fees added to paid in capitalE		02.05	.06	.12	.06	.05
Net asset value, end of period	$ 25.48	$ 27.46	$ 27.21	$ 22.73	$ 18.25	$ 12.38
Total ReturnB,C,D	(1.72)%	.92%	26.79%	26.68%	49.79%	(7.41)%
Ratios to Average Net AssetsI
Expenses before expense reductions	98%A	1.00%	1.12%	1.18%	1.29%	1.47%
Expenses net of voluntary waivers, if any	98%A	1.00%	1.12%	1.18%	1.29%	1.47%
Expenses net of all reductions	86%A	.89%	1.04%	1.11%	1.24%	1.43%
Net investment income (loss)	03%A	.07%F	(.03)%	.22%	1.76%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 674,962	$ 705,216	$ 735,744	$ 686,029	$ 443,849	$ 235,921
Portfolio turnover rate	49%A	79%	41%	44%	49%	23%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (.08)%. GInvestment income per share reflects a special dividend which amounted to $.04 per share. HThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund. IExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Ex penses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. JFor the year ended February 29. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 18

Natural Gas Portfolio Investment Changes

Top Ten Stocks as of August 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Valero Energy Corp.	5.5	8.6
Burlington Resources, Inc.	4.9	0.0
Range Resources Corp.	4.1	1.6
Plains Exploration & Production
Co.	3.9	0.0
Halliburton Co.	3.9	8.2
Chesapeake Energy Corp.	3.8	0.0
Grant Prideco, Inc.	2.7	2.4
Cabot Oil & Gas Corp.	2.7	0.0
GlobalSantaFe Corp.	2.7	1.2
Ultra Petroleum Corp.	2.7	0.0
	36.9

* Includes short term investments and net other assets.

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

19 Semiannual Report

Natural Gas Portfolio Investments August 31, 2005 (Unaudited) Showing Percentage of Net Assets

Common Stocks 96.2%
		Shares	Value (Note 1)

ELECTRIC UTILITIES – 3.0%
Electric Utilities – 3.0%
El Paso Electric Co. (a)		143,900	$ 3,016,144
Exelon Corp.		630,700	33,988,423
Northeast Utilities		144,800	2,884,416
PPL Corp.		117,200	3,745,712
			43,634,695

ENERGY EQUIPMENT & SERVICES – 25.1%
Oil & Gas Drilling – 14.9%
Atwood Oceanics, Inc. (a)		900	67,707
Cathedral Energy Services Income Trust .		480,200	3,511,340
ENSCO International, Inc.		551,700	22,542,462
GlobalSantaFe Corp.		836,800	39,229,184
Nabors Industries Ltd. (a)		330,200	22,123,400
Noble Corp.		310,800	22,160,040
Patterson UTI Energy, Inc.		198,100	6,739,362
Pride International, Inc. (a)		933,200	23,609,960
Rowan Companies, Inc.		864,500	32,159,400
TODCO Class A		284,500	9,877,840
Transocean, Inc. (a)		576,500	34,036,560
			216,057,255
Oil & Gas Equipment & Services 10.2%
Global Industries Ltd. (a)		510,200	7,025,454
Grant Prideco, Inc. (a)		1,081,596	39,867,629
Halliburton Co.		904,900	56,076,653
Hydril Co. (a)		19,000	1,301,500
National Oilwell Varco, Inc. (a)		369,613	23,732,851
Pason Systems, Inc.		66,500	1,450,390
Smith International, Inc.		560,690	19,478,371
			148,932,848

TOTAL ENERGY EQUIPMENT & SERVICES			364,990,103

GAS UTILITIES	1.8%
Gas Utilities	1.8%
Questar Corp.		337,700	26,347,354
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.4%
Independent Power & Energy Trade 0.4%
Constellation Energy Group, Inc.		46,300	2,720,125
NRG Energy, Inc. (a)		71,500	2,861,430
TXU Corp.		7,100	688,842
			6,270,397

MULTI-UTILITIES – 1.8%
Multi-Utilities – 1.8%
Dominion Resources, Inc.		36,000	2,753,280
Public Service Enterprise Group, Inc.		9,800	632,590
Sempra Energy		519,400	23,279,508
			26,665,378

	Shares	Value (Note 1)

OIL, GAS & CONSUMABLE FUELS 64.1%
Coal & Consumable Fuels 3.7%
Arch Coal, Inc.	153,300	$ 9,841,860
Cameco Corp.	119,000	5,998,871
Massey Energy Co.	261,800	13,299,440
Peabody Energy Corp.	351,500	25,192,005
		54,332,176
Integrated Oil & Gas 3.3%
Amerada Hess Corp.	284,900	36,210,790
ConocoPhillips	181,800	11,987,892
		48,198,682
Oil & Gas Exploration & Production – 49.7%
Apache Corp.	523,400	37,485,908
Burlington Resources, Inc.	969,400	71,532,026
Cabot Oil & Gas Corp.	912,400	39,406,556
Canadian Natural Resources Ltd.	778,700	38,356,084
Chesapeake Energy Corp.	1,733,700	54,802,257
Comstock Resources, Inc. (a)	106,300	3,093,330
Denbury Resources, Inc. (a)	299,300	13,537,339
EnCana Corp.	775,300	38,018,797
Encore Acquisition Co. (a)	948,950	32,008,084
EOG Resources, Inc.	574,200	36,651,186
Forest Oil Corp. (a)	227,400	10,221,630
Goodrich Petroleum Corp. (a)	125,800	2,741,182
Houston Exploration Co. (a)	596,400	35,127,960
Kerr McGee Corp.	77,400	6,813,522
Newfield Exploration Co. (a)	472,500	22,311,450
OPTI Canada, Inc. (a)	4,700	144,162
Penn Virginia Corp.	361,800	20,289,744
Plains Exploration & Production Co. (a) .	1,550,000	57,427,500
Quicksilver Resources, Inc. (a)	876,200	38,027,080
Range Resources Corp.	1,697,500	59,123,925
Southwestern Energy Co. (a)	113,300	6,560,070
Talisman Energy, Inc.	718,500	35,076,092
Ultra Petroleum Corp. (a)	878,000	38,842,720
Vintage Petroleum, Inc.	177,300	6,813,639
XTO Energy, Inc.	474,600	18,889,080
		723,301,323
Oil & Gas Refining & Marketing – 6.4%
Tesoro Corp.	232,100	13,415,380
Valero Energy Corp.	744,400	79,278,597
		92,693,977
Oil & Gas Storage & Transport 1.0%
General Maritime Corp.	317,500	11,861,800
OMI Corp.	137,400	2,628,462
		14,490,262

TOTAL OIL, GAS & CONSUMABLE FUELS		933,016,420

TOTAL COMMON STOCKS
(Cost $1,133,600,572)	1,400,924,347

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 20

Money Market Funds 5.4%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 3.6% (b)
(Cost $78,612,102)	78,612,102	$ 78,612,102
TOTAL INVESTMENT PORTFOLIO 101.6%
(Cost $1,212,212,674)		1,479,536,449

NET OTHER ASSETS (1.6)%		(23,675,095)
NET ASSETS 100%		$ 1,455,861,354

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	83.7%
Canada	11.1%
Cayman Islands	4.2%
Marshall Islands	1.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Natural Gas Portfolio Financial Statements

Statement of Assets and Liabilities
		August 31, 2005 (Unaudited)

Assets
Investment in securities, at value (cost
$1,212,212,674) — See accom-
panying schedule		$1,479,536,449
Receivable for investments sold			10,007,306
Receivable for fund shares sold			39,167,157
Dividends receivable			1,102,381
Interest receivable			122,071
Prepaid expenses			425
Other affiliated receivables			3,700
Other receivables			529,937
Total assets			1,530,469,426

Liabilities
Payable for investments purchased	. $	70,538,900
Payable for fund shares redeemed	.	3,091,163
Accrued management fee		612,486
Other affiliated payables		342,919
Other payables and accrued
expenses		22,604
Total liabilities			74,608,072

Net Assets		$ 1,455,861,354
Net Assets consist of:
Paid in capital		$1,096,455,254
Undistributed net investment income			345,714
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions			91,745,371
Net unrealized appreciation
(depreciation) on investments and
assets and liabilities in foreign
currencies			267,315,015
Net Assets, for 37,134,801 shares
outstanding		$ 1,455,861,354
Net Asset Value, offering price and
redemption price per share
($1,455,861,354 ÷ 37,134,801
shares)			$39.20

Statement of Operations
Six months ended August 31, 2005 (Unaudited)

Investment Income
Dividends		$3,993,471
Interest		583,490
Security lending		34,793
Total income		4,611,754

Expenses
Management fee	$3,021,737
Transfer agent fees	1,666,453
Accounting and security lending
fees	224,067
Independent trustees’ compensation	2,108
Custodian fees and expenses	23,514
Registration fees	98,417
Audit	17,546
Legal	1,119
Interest	7,432
Miscellaneous	3,023
Total expenses before reductions	5,065,416
Expense reductions	(799,486)	4,265,930

Net investment income (loss)		345,824
Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:
Investment securities	93,768,182
Foreign currency transactions	(414,116)
Total net realized gain (loss)		93,354,066
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities	127,988,146
Assets and liabilities in foreign
currencies	(8,760)
Total change in net unrealized ap-
preciation (depreciation)		127,979,386
Net gain (loss)		221,333,452
Net increase (decrease) in net as-
sets resulting from operations		$221,679,276

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 22

Statement of Changes in Net Assets
	Six months ended	Year ended
	August 31, 2005	February 28,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 345,824	$94,365
Net realized gain (loss)	93,354,066	102,445,040
Change in net unrealized appreciation (depreciation)	127,979,386	104,647,040
Net increase (decrease) in net assets resulting from operations	221,679,276	207,186,445
Distributions to shareholders from net investment income	—	(399,135)
Distributions to shareholders from net realized gain	(68,513,789)	(8,780,955)
Total distributions	(68,513,789)	(9,180,090)
Share transactions
Proceeds from sales of shares	719,189,293	897,135,404
Reinvestment of distributions	65,291,845	8,662,735
Cost of shares redeemed	(429,731,237)	(381,169,506)
Net increase (decrease) in net assets resulting from share transactions	354,749,901	524,628,633
Redemption fees	407,507	428,943
Total increase (decrease) in net assets	508,322,895	723,063,931
Net Assets
Beginning of period	947,538,459	224,474,528
End of period (including undistributed net investment income of $345,714 and distributions in excess of net investment
income of $110, respectively)	$ 1,455,861,354	$947,538,459

Other Information
Shares
Sold	20,904,684	31,705,170
Issued in reinvestment of distributions	2,006,505	302,153
Redeemed	(13,313,374)	(14,231,520)
Net increase (decrease)	9,597,815	17,775,803

Financial Highlights
	Six months ended
	August 31, 2005		Years ended February 28,
	(Unaudited)	2005	2004G	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 34.41	$ 23.00	$ 17.42	$ 17.91	$ 23.26	$ 15.21
Income from Investment Operations
Net investment income (loss)E		01.01	(.09)	.05	.14	.10
Net realized and unrealized gain (loss)	7.01	11.83	5.65	(.45)	(5.35)	8.22
Total from investment operations	7.02	11.84	5.56	(.40)	(5.21)	8.32
Distributions from net investment income	—	(.02)	—	(.10)	(.03)	(.04)
Distributions from net realized gain	(2.24)	(.44)	—	—	(.13)	(.30)
Total distributions	(2.24)	(.46)	—	(.10)	(.16)	(.34)
Redemption fees added to paid in capitalE		01.03	.02	.01	.02	.07
Net asset value, end of period	$ 39.20	$ 34.41	$ 23.00	$ 17.42	$ 17.91	$ 23.26
Total ReturnB,C,D	21.76%	52.01%	32.03%	(2.17)%	(22.47)%	55.49%
Ratios to Average Net AssetsF
Expenses before expense reductions	96%A	.98%	1.21%	1.30%	1.17%	1.15%
Expenses net of voluntary waivers, if any	96%A	.98%	1.21%	1.30%	1.17%	1.15%
Expenses net of all reductions	81%A	.94%	1.14%	1.24%	1.13%	1.10%
Net investment income (loss)	07%A	.02%	(.46)%	.27%	.67%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$1,455,861	$ 947,538	$ 224,475	$ 163,005	$ 185,685	$ 421,167
Portfolio turnover rate	169%A	190%	171%	108%	68%	94%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. GFor the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Natural Resources Portfolio Investment Changes

Top Ten Stocks as of August 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
National Oilwell Varco, Inc.	5.3	3.9
ConocoPhillips	4.6	6.0
Schlumberger Ltd. (NY Shares)	4.4	3.3
BP PLC sponsored ADR	4.3	7.0
Halliburton Co.	4.2	4.1
Newmont Mining Corp.	3.1	5.5
Smith International, Inc.	2.6	1.9
Alcoa, Inc.	2.5	1.8
Valero Energy Corp.	2.1	2.9
Burlington Resources, Inc.	2.0	0.0
	35.1

* Includes short term investments and net other assets.

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report 24

Natural Resources Portfolio Investments August 31, 2005 (Unaudited) Showing Percentage of Net Assets

Common Stocks 95.9%
	Shares	Value (Note 1)

CHEMICALS – 0.4%
Diversified Chemicals – 0.4%
Ashland, Inc.	37,200	$ 2,261,388
COMMERCIAL SERVICES & SUPPLIES 0.3%
Human Resource & Employment Services – 0.3%
CDI Corp.	52,100	1,404,095
CONSTRUCTION & ENGINEERING – 1.0%
Construction & Engineering – 1.0%
Chicago Bridge & Iron Co. NV (NY
Shares)	179,000	5,552,580
CONTAINERS & PACKAGING 1.1%
Paper Packaging – 1.1%
Packaging Corp. of America	1,500	31,440
Smurfit Stone Container Corp. (a)	521,243	5,754,523
		5,785,963

ELECTRICAL EQUIPMENT – 0.5%
Electrical Components & Equipment – 0.2%
Hydrogenics Corp. (a)	277,358	1,056,112
Heavy Electrical Equipment – 0.3%
Areva (investment certificates)	100	46,442
Vestas Wind Systems AS (a)	65,800	1,371,650
		1,418,092

TOTAL ELECTRICAL EQUIPMENT		2,474,204

ENERGY EQUIPMENT & SERVICES – 31.7%
Oil & Gas Drilling – 7.2%
Cathedral Energy Services Income Trust .	111,700	816,778
Diamond Offshore Drilling, Inc.	20,800	1,228,448
ENSCO International, Inc.	33,800	1,381,068
GlobalSantaFe Corp.	177,300	8,311,824
Nabors Industries Ltd. (a)	20,800	1,393,600
Noble Corp.	88,900	6,338,570
Patterson UTI Energy, Inc.	900	30,618
Precision Drilling Corp. (a)	63,900	2,996,768
Pride International, Inc. (a)	107,200	2,712,160
Rowan Companies, Inc.	217,400	8,087,280
Stoneham Drilling Trust	44,200	893,644
TODCO Class A	98,000	3,402,560
Transocean, Inc. (a)	23,300	1,375,632
		38,968,950
Oil & Gas Equipment & Services 24.5%
Baker Hughes, Inc.	173,290	10,180,788
BJ Services Co.	127,800	8,061,624
Cooper Cameron Corp. (a)	43,600	3,145,740
Core Laboratories NV (a)	22,000	700,260
Dawson Geophysical Co. (a)	17,800	532,932
FMC Technologies, Inc. (a)	30,200	1,214,342
Global Industries Ltd. (a)	195,100	2,686,527
Grant Prideco, Inc. (a)	172,000	6,339,920

	Shares	Value (Note 1)
Halliburton Co.	363,900	$ 22,550,883
Hornbeck Offshore Services, Inc. (a)	54,600	1,938,300
Hydril Co. (a)	7,000	479,500
Lone Star Technologies, Inc. (a)	3,900	215,670
NATCO Group, Inc. Class A (a)	30,300	616,605
National Oilwell Varco, Inc. (a)	444,236	28,524,393
Newpark Resources, Inc. (a)	53,000	471,170
NS Group, Inc. (a)	50,800	2,114,296
Pason Systems, Inc.	31,400	684,846
RPC, Inc.	1,700	39,440
Schlumberger Ltd. (NY Shares)	273,826	23,612,016
Smith International, Inc.	404,600	14,055,804
Weatherford International Ltd. (a)	52,095	3,527,352
		131,692,408

TOTAL ENERGY EQUIPMENT & SERVICES		170,661,358

FOOD PRODUCTS – 0.0%
Agricultural Products – 0.0%
Global Bio Chem Technology Group Co.
Ltd.	78,700	36,709
GAS UTILITIES 0.6%
Gas Utilities 0.6%
Questar Corp.	45,100	3,518,702
IT SERVICES – 0.1%
IT Consulting & Other Services – 0.1%
Telvent GIT SA	44,600	503,980
MACHINERY – 0.7%
Construction & Farm Machinery & Heavy Trucks – 0.7%
Bucyrus International, Inc. Class A	86,270	3,892,502
MARINE 0.2%
Marine – 0.2%
Odfjell ASA (A Shares)	53,500	1,249,843
METALS & MINING 10.1%
Aluminum – 2.6%
Alcan, Inc.	900	29,630
Alcoa, Inc.	507,200	13,587,888
Aleris International, Inc. (a)	15,200	360,088
Century Aluminum Co. (a)	1,900	45,980
		14,023,586
Diversified Metals & Mining – 2.5%
Falconbridge Ltd. (d)	166,400	3,874,560
Freeport McMoRan Copper & Gold, Inc.
Class B	1,363	57,478
Grupo Mexico SA de CV Series B	552,357	971,273
Phelps Dodge Corp.	16,400	1,763,492
RTI International Metals, Inc. (a)	36,600	1,269,288
Teck Cominco Ltd. Class B (sub. vtg.)	82,500	3,213,681
Titanium Metals Corp. (a)(d)	35,300	2,335,801
		13,485,573

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Natural Resources Portfolio Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value (Note 1)

METALS & MINING – CONTINUED
Gold – 3.7%
Alamos Gold, Inc. (a)	193,900	$661,552
Goldcorp, Inc.	101,600	1,831,633
Kinross Gold Corp. (a)	179,000	1,123,415
Newmont Mining Corp.	414,900	16,421,742
		20,038,342
Precious Metals & Minerals – 0.9%
Apex Silver Mines Ltd. (a)	176,700	2,318,304
Industrias Penoles SA de CV	476,800	1,861,710
Stillwater Mining Co. (a)	64,000	513,920
		4,693,934
Steel 0.4%
Companhia Vale do Rio Doce sponsored
ADR	1,800	61,902
IPSCO, Inc.	4,300	275,304
Usinas Siderurgicas de Minas Gerais SA
(Usiminas) (PN A)	80,700	1,676,612
		2,013,818

TOTAL METALS & MINING		54,255,253

OIL, GAS & CONSUMABLE FUELS	47.9%
Coal & Consumable Fuels 6.6%
Arch Coal, Inc.	81,200	5,213,040
Cameco Corp.	151,600	7,642,259
CONSOL Energy, Inc.	128,300	8,942,510
Massey Energy Co.	95,300	4,841,240
Peabody Energy Corp.	127,200	9,116,424
USEC, Inc.	1,600	18,832
		35,774,305
Integrated Oil & Gas 15.8%
Amerada Hess Corp.	61,800	7,854,780
BG Group PLC sponsored ADR	91,100	4,167,825
BP PLC sponsored ADR	338,864	23,171,520
Chevron Corp.	84,032	5,159,565
ConocoPhillips	372,064	24,533,900
ENI Spa sponsored ADR	200	29,650
Exxon Mobil Corp.	129,796	7,774,780
Occidental Petroleum Corp.	84,300	6,999,429
OMV AG	22,300	1,214,781
Total SA sponsored ADR	30,390	4,006,618
		84,912,848
Oil & Gas Exploration & Production – 17.9%
Apache Corp.	29,000	2,076,980
Blackrock Ventures, Inc. (a)	74,200	646,957
Burlington Resources, Inc.	147,300	10,869,267
Cabot Oil & Gas Corp.	37,300	1,610,987
Canadian Natural Resources Ltd.	211,700	10,427,614
Chesapeake Energy Corp.	250,500	7,918,305
Comstock Resources, Inc. (a)	39,700	1,155,270

	Shares	Value (Note 1)
Denbury Resources, Inc. (a)	23,900	$1,080,997
EnCana Corp.	98,784	4,844,123
Encore Acquisition Co. (a)	42,050	1,418,347
Energy Partners Ltd. (a)	1,100	26,400
Forest Oil Corp. (a)	136,200	6,122,190
Gastar Exploration Ltd. (a)	263,400	776,631
Kerr McGee Corp.	44,200	3,890,926
Newfield Exploration Co. (a)	54,700	2,582,934
Nexen, Inc.	78,300	3,395,056
Noble Energy, Inc.	3,800	334,932
Norsk Hydro ASA sponsored ADR	17,200	1,846,592
Pioneer Natural Resources Co.	102,000	5,038,800
Plains Exploration & Production Co. (a) .	200,000	7,410,000
Pogo Producing Co.	1,300	72,800
Quicksilver Resources, Inc. (a)	113,350	4,919,390
Range Resources Corp.	163,900	5,708,637
Southwestern Energy Co. (a)	4,400	254,760
Talisman Energy, Inc.	68,000	3,319,658
Ultra Petroleum Corp. (a)	201,400	8,909,936
		96,658,489
Oil & Gas Refining & Marketing – 6.7%
Frontier Oil Corp.	172,500	6,322,125
Giant Industries, Inc. (a)	8,500	418,625
Holly Corp.	45,000	2,535,300
Neste Oil Oyj	66,400	2,232,528
Polski Koncern Naftowy Orlen SA	61,200	1,056,988
Sunoco, Inc.	94,600	6,877,420
Tesoro Corp.	67,900	3,924,620
Tupras Turkiye Petrol Rafinerileri AS	56,900	871,156
Valero Energy Corp.	109,344	11,645,136
		35,883,898
Oil & Gas Storage & Transport 0.9%
El Paso Corp.	172,400	1,999,840
OMI Corp.	98,200	1,878,566
Williams Companies, Inc.	36,200	812,328
		4,690,734

TOTAL OIL, GAS & CONSUMABLE FUELS		257,920,274

PAPER & FOREST PRODUCTS – 1.3%
Forest Products – 0.0%
Canfor Corp. (a)	341	3,792
Sino Forest Corp. (a)	116,400	260,835
		264,627
Paper Products 1.3%
Georgia Pacific Corp.	69,200	2,220,628

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 26

Common Stocks continued
	Shares	Value (Note 1)

PAPER & FOREST PRODUCTS – CONTINUED
Paper Products – continued
MeadWestvaco Corp.	72,100	$ 2,088,737
Votorantim Celulose e Papel SA
sponsored ADR (non vtg.)	212,200	2,461,520
		6,770,885

TOTAL PAPER & FOREST PRODUCTS		7,035,512

TOTAL COMMON STOCKS
(Cost $404,015,403)		516,552,363

Money Market Funds 4.3%

Fidelity Cash Central Fund, 3.6% (b) 19,359,353		19,359,353
Fidelity Securities Lending Cash
Central Fund, 3.61% (b)(c)	3,937,550	3,937,550
TOTAL MONEY MARKET FUNDS
(Cost $23,296,903)		23,296,903

TOTAL INVESTMENT PORTFOLIO 100.2%
(Cost $427,312,306)		539,849,266

NET OTHER ASSETS (0.2)%		(878,993)
NET ASSETS 100%		$538,970,273

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	71.5%
Canada	10.5%
United Kingdom	5.1%
Netherlands Antilles	4.4%
Cayman Islands	3.1%
Netherlands	1.1%
Others (individually less than 1%)	4.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Natural Resources Portfolio Financial Statements

Statement of Assets and Liabilities
		August 31, 2005 (Unaudited)

Assets
Investment in securities, at value (in-
cluding securities loaned of
$3,885,779) (cost $427,312,306)
— See accompanying schedule			$539,849,266
Receivable for investments sold			21,764,574
Receivable for fund shares sold			8,811,995
Dividends receivable			629,562
Interest receivable			59,181
Prepaid expenses			141
Other affiliated receivables			677
Other receivables			35,339
Total assets			571,150,735

Liabilities
Payable for investments purchased	. $	26,254,997
Payable for fund shares redeemed	.	1,593,644
Accrued management fee		233,300
Other affiliated payables		137,098
Other payables and accrued
expenses		23,873
Collateral on securities loaned, at
value		3,937,550
Total liabilities			32,180,462

Net Assets			$538,970,273
Net Assets consist of:
Paid in capital			$414,263,203
Undistributed net investment income			719,011
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions			11,452,175
Net unrealized appreciation
(depreciation) on investments and
assets and liabilities in foreign
currencies			112,535,884
Net Assets, for 22,976,012 shares
outstanding			$538,970,273
Net Asset Value, offering price and
redemption price per share
($538,970,273 ÷ 22,976,012
shares)			$23.46

Statement of Operations
Six months ended August 31, 2005 (Unaudited)

Investment Income
Dividends		$2,306,650
Interest		173,260
Security lending		24,298
Total income		2,504,208

Expenses
Management fee	$1,103,289
Transfer agent fees	644,515
Accounting and security lending
fees	96,858
Independent trustees’ compensation	742
Custodian fees and expenses	31,113
Registration fees	49,099
Audit	15,792
Legal	309
Miscellaneous	932
Total expenses before reductions	1,942,649
Expense reductions	(124,122)	1,818,527

Net investment income (loss)		685,681
Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:
Investment securities	12,657,957
Foreign currency transactions	(105,115)
Total net realized gain (loss)		12,552,842
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities	57,265,232
Assets and liabilities in foreign
currencies	(4,808)
Total change in net unrealized ap-
preciation (depreciation)		57,260,424
Net gain (loss)		69,813,266
Net increase (decrease) in net as-
sets resulting from operations		$70,498,947

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 28

Statement of Changes in Net Assets
	Six months ended	Year ended
	August 31, 2005	February 28,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 685,681	$779,445
Net realized gain (loss)	12,552,842	9,784,555
Change in net unrealized appreciation (depreciation)	57,260,424	45,867,954
Net increase (decrease) in net assets resulting from operations	70,498,947	56,431,954
Distributions to shareholders from net investment income	(192,012)	(635,882)
Distributions to shareholders from net realized gain	(5,375,877)	(2,792,186)
Total distributions	(5,567,889)	(3,428,068)
Share transactions
Proceeds from sales of shares	327,315,323	304,667,076
Reinvestment of distributions	5,406,797	3,297,926
Cost of shares redeemed	(167,539,405)	(129,149,815)
Net increase (decrease) in net assets resulting from share transactions	165,182,715	178,815,187
Redemption fees	161,351	98,410
Total increase (decrease) in net assets	230,275,124	231,917,483

Net Assets
Beginning of period	308,695,149	76,777,666
End of period (including undistributed net investment income of $719,011 and undistributed net investment income of
$265,156, respectively)	$ 538,970,273	$308,695,149

Other Information
Shares
Sold	15,919,227	18,022,560
Issued in reinvestment of distributions	275,155	195,626
Redeemed	(8,600,348)	(7,987,419)
Net increase (decrease)	7,594,034	10,230,767

Financial Highlights
	Six months ended
	August 31, 2005		Years ended February 28,
	(Unaudited)	2005	2004G	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 20.07	$ 14.90	$ 11.04	$ 12.78	$ 14.11	$ 11.71
Income from Investment Operations
Net investment income (loss)E		04.09	.03	—H	.05	.04
Net realized and unrealized gain (loss)	3.63	5.42	3.82	(1.73)	(.98)	3.33
Total from investment operations	3.67	5.51	3.85	(1.73)	(.93)	3.37
Distributions from net investment income	(.01)	(.07)	—	(.02)	(.01)	(.01)
Distributions from net realized gain	(.28)	(.28)	—	—	(.40)	(.99)
Total distributions	(.29)	(.35)	—	(.02)	(.41)	(1.00)
Redemption fees added to paid in capitalE		01.01	.01	.01	.01	.03
Net asset value, end of period	$ 23.46	$ 20.07	$ 14.90	$ 11.04	$ 12.78	$ 14.11
Total ReturnB,C,D	18.62%	37.51%	34.96%	(13.48)%	(6.73)%	29.57%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.00%A	1.04%	1.59%	1.75%	1.61%	1.70%
Expenses net of voluntary waivers, if any	1.00%A	1.04%	1.59%	1.75%	1.61%	1.70%
Expenses net of all reductions	94%A	1.00%	1.59%	1.72%	1.56%	1.67%
Net investment income (loss)	35%A	.55%	.24%	.01%	.36%	.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 538,970	$ 308,695	$ 76,778	$ 27,198	$ 27,962	$ 23,006
Portfolio turnover rate	120%A	101%	32%	70%	115%	138%
AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. GFor the year ended Febru ary 29. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Paper and Forest Products Portfolio Investment Changes

Top Ten Stocks as of August 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Georgia Pacific Corp.	10.3	7.5
Smurfit Stone Container Corp.	10.1	9.9
Packaging Corp. of America	5.7	6.7
Weyerhaeuser Co.	5.6	4.9
Temple Inland, Inc.	5.4	5.4
MeadWestvaco Corp.	5.3	4.4
Bowater, Inc.	5.2	7.9
Kimberly Clark Corp.	4.1	3.2
Sealed Air Corp.	4.1	4.4
Plum Creek Timber Co., Inc.	3.2	3.4
	59.0

* Includes short term investments and net other assets.

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report 30

Paper and Forest Products Portfolio Investments August 31, 2005 (Unaudited) Showing Percentage of Net Assets

Common Stocks 94.5%
	Shares	Value (Note 1)

BUILDING PRODUCTS – 0.7%
Building Products – 0.7%
Trex Co., Inc. (a)	5,200	$125,372
CONTAINERS & PACKAGING – 36.5%
Metal & Glass Containers 3.3%
Ball Corp.	2,000	75,020
Crown Holdings, Inc. (a)	5,300	89,517
Owens Illinois, Inc. (a)	13,200	340,560
Pactiv Corp. (a)	1,900	36,879
Silgan Holdings, Inc.	1,200	72,264
		614,240
Paper Packaging – 33.2%
Bemis Co., Inc.	17,900	468,085
Caraustar Industries, Inc. (a)	17,500	203,175
Longview Fibre Co.	10,500	212,100
Packaging Corp. of America	50,300	1,054,288
Sealed Air Corp. (a)	14,900	756,175
Smurfit Stone Container Corp. (a)	171,470	1,893,029
Sonoco Products Co.	20,900	594,187
Temple Inland, Inc.	26,300	1,012,287
		6,193,326

TOTAL CONTAINERS & PACKAGING		6,807,566

HOUSEHOLD PRODUCTS – 4.8%
Household Products – 4.8%
Kimberly Clark Corp.	12,300	766,536
Procter & Gamble Co.	2,300	127,604
		894,140

MACHINERY – 0.7%
Industrial Machinery – 0.7%
Albany International Corp. Class A	3,800	136,876
PAPER & FOREST PRODUCTS – 43.7%
Forest Products 11.7%
Canfor Corp. (a)	26,200	291,344
Louisiana Pacific Corp.	18,500	467,865
Sino Forest Corp. (a)	66,700	149,465
West Fraser Timber Co. Ltd.	5,600	220,547
Weyerhaeuser Co.	16,200	1,053,324
		2,182,545
Paper Products 32.0%
Abitibi Consolidated, Inc.	35,400	152,091
Aracruz Celulose SA (PN B) sponsored
ADR	3,300	121,011
Bowater, Inc.	31,100	965,033
Buckeye Technologies, Inc. (a)	18,900	165,564
Cascades, Inc.	16,300	135,255
Domtar, Inc.	19,100	129,044
Georgia Pacific Corp.	59,600	1,912,565
International Paper Co.	15,200	468,920

	Shares	Value (Note 1)
MeadWestvaco Corp.	33,900	$ 982,083
Mercer International, Inc. (SBI) (a)	8,800	68,376
Pope & Talbot, Inc.	4,000	44,800
Potlatch Corp.	8,100	437,400
Sappi Ltd. sponsored ADR	6,100	65,941
Wausau Mosinee Paper Corp.	26,300	312,970
		5,961,053

TOTAL PAPER & FOREST PRODUCTS		8,143,598

REAL ESTATE 6.7%
Real Estate Investment Trusts 6.3%
Plum Creek Timber Co., Inc.	16,300	599,025
Rayonier, Inc.	10,725	581,831
		1,180,856
Real Estate Management & Development 0.4%
Keweenaw Land Association Ltd.	400	62,800
TOTAL REAL ESTATE		1,243,656

TEXTILES, APPAREL & LUXURY GOODS – 0.6%
Textiles 0.6%
Xerium Technologies, Inc.	9,900	121,275
TRADING COMPANIES & DISTRIBUTORS – 0.8%
Trading Companies & Distributors – 0.8%
BlueLinx Corp.	13,100	147,768
TOTAL COMMON STOCKS
(Cost $20,332,360)		17,620,251

Money Market Funds 5.6%

Fidelity Cash Central Fund, 3.6% (b)
(Cost $1,038,046)	1,038,046	1,038,046

TOTAL INVESTMENT PORTFOLIO	100.1%
(Cost $21,370,406)		18,658,297

NET OTHER ASSETS (0.1)%		(16,276)
NET ASSETS 100%		$18,642,021

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

Income Tax Information

At February 28, 2005, the fund had a capital loss carryforward of approximately $6,352,793 of which $3,495,043 and $2,857,750 will expire on February 28, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

31 Semiannual Report

Paper and Forest Products Portfolio Financial Statements

Statement of Assets and Liabilities
	August 31, 2005 (Unaudited)

Assets
Investment in securities, at value (cost
$21,370,406) — See accompany-
ing schedule		$18,658,297
Receivable for fund shares sold		226,501
Dividends receivable		33,978
Interest receivable		1,253
Prepaid expenses		28
Receivable from investment adviser
for expense reductions		3,141
Other affiliated receivables		5
Other receivables		507
Total assets		18,923,710

Liabilities
Payable to custodian bank	$15,867
Payable for fund shares redeemed .	233,384
Accrued management fee	9,117
Other affiliated payables	8,392
Other payables and accrued
expenses	14,929
Total liabilities		281,689

Net Assets		$18,642,021
Net Assets consist of:
Paid in capital		$28,583,278
Undistributed net investment income		76,875
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions		(7,306,048)
Net unrealized appreciation
(depreciation) on investments and
assets and liabilities in foreign
currencies		(2,712,084)
Net Assets, for 673,514 shares
outstanding		$18,642,021
Net Asset Value, offering price and
redemption price per share
($18,642,021 ÷ 673,514 shares)		$27.68

Statement of Operations
Six months ended August 31, 2005 (Unaudited)

Investment Income
Dividends		$216,744
Interest		10,486
Security lending		116
Total income		227,346

Expenses
Management fee	$69,062
Transfer agent fees	47,740
Accounting and security lending
fees	6,044
Independent trustees’ compensation	55
Custodian fees and expenses	7,067
Registration fees	14,489
Audit	14,912
Legal	38
Miscellaneous	149
Total expenses before reductions	159,556
Expense reductions	(10,971)	148,585

Net investment income (loss)		78,761
Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:
Investment securities	(820,017)
Foreign currency transactions	(831)
Total net realized gain (loss)		(820,848)
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities	(2,946,612)
Assets and liabilities in foreign
currencies	(145)
Total change in net unrealized ap-
preciation (depreciation)		(2,946,757)
Net gain (loss)		(3,767,605)
Net increase (decrease) in net as-
sets resulting from operations		$(3,688,844)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 32

Statement of Changes in Net Assets
	Six months ended	Year ended
	August 31, 2005	February 28,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$78,761	$115,825
Net realized gain (loss)	(820,848)	1,462,172
Change in net unrealized appreciation (depreciation)	(2,946,757)	(1,792,373)
Net increase (decrease) in net assets resulting from operations	(3,688,844)	(214,376)
Distributions to shareholders from net investment income	(18,230)	(95,718)
Share transactions
Proceeds from sales of shares	15,239,050	26,886,142
Reinvestment of distributions	17,366	91,507
Cost of shares redeemed	(20,610,590)	(27,831,332)
Net increase (decrease) in net assets resulting from share transactions	(5,354,174)	(853,683)
Redemption fees	18,540	30,169
Total increase (decrease) in net assets	(9,042,708)	(1,133,608)

Net Assets
Beginning of period	27,684,729	28,818,337
End of period (including undistributed net investment income of $76,875 and undistributed net investment income of
$16,344, respectively)	$18,642,021	$27,684,729

Other Information
Shares
Sold	521,470	855,530
Issued in reinvestment of distributions	559	2,810
Redeemed	(723,525)	(894,069)
Net increase (decrease)	(201,496)	(35,729)

Financial Highlights
	Six months ended
	August 31, 2005		Years ended February 28,
	(Unaudited)	2005	2004G	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 31.64	$ 31.64	$ 24.07	$ 28.78	$ 25.00	$ 22.17
Income from Investment Operations
Net investment income (loss)E		09.14	(.05)	(.02)	.11	.20
Net realized and unrealized gain (loss)	(4.05)	(.06)	7.59	(4.74)	3.71	2.64
Total from investment operations	(3.96)	.08	7.54	(4.76)	3.82	2.84
Distributions from net investment income	(.02)	(.12)	—	—	(.16)	(.15)
Redemption fees added to paid in capitalE		02.04	.03	.05	.12	.14
Net asset value, end of period	$ 27.68	$ 31.64	$ 31.64	$ 24.07	$ 28.78	$ 25.00
Total ReturnB,C,D	(12.46)%	.37%	31.45%	(16.37)%	15.82%	13.48%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.32%A	1.33%	2.01%	1.81%	1.82%	2.10%
Expenses net of voluntary waivers, if any	1.25%A	1.32%	2.01%	1.81%	1.82%	2.10%
Expenses net of all reductions	1.23%A	1.30%	1.94%	1.73%	1.69%	2.03%
Net investment income (loss)	65%A	.45%	(.20)%	(.07)%	.42%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,642	$ 27,685	$ 28,818	$ 21,308	$ 26,076	$ 15,252
Portfolio turnover rate	71%A	65%	188%	201%	247%	318%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. GFor the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

33 Semiannual Report

Notes to Financial Statements For the period ended August 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Energy Portfolio, Energy Service Portfolio, Gold Portfolio, Natural Gas Portfolio, Natural Resources Portfolio, and Paper and Forest Products Portfolio (the funds) are non diversified funds of Fidelity Select Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each fund is authorized to issue an unlimited number of shares. The Gold Portfolio and Natural Resources Portfolio may also invest in certain precious metals. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. In addition, each fund intends to calculate a NAV each hour on the hour (until one hour prior to the close of business on the NYSE) under normal business conditions. Each fund’s investments are valued as of these times for the purpose of computing the fund’s hourly NAV. Fidelity may suspend the calculation of one or more hourly NAVs for funds for any period in which prices for a portion of the stocks or securities held by the funds are not readily available.

Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open end investment companies are valued at their net asset value each business day.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Pur chases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the funds are informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Semiannual Report

34

1. Significant Accounting Policies continued Income Tax Information and Distributions to Shareholders continued

Book tax differences are primarily due to short term capital gains, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each fund:

	Cost for			Net Unrealized
	Federal Income	Unrealized	Unrealized	Appreciation/
	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Energy Portfolio	$ 1,809,447,649	$ 510,739,406	$(1,684,466)	$ 509,054,940
Energy Service Portfolio	901,836,574	456,855,534	(2,760)	456,852,774
Gold Portfolio	659,279,260	116,284,904	(77,704,763)	38,580,141
Natural Gas Portfolio	1,212,639,442	272,743,415	(5,846,408)	266,897,007
Natural Resources Portfolio	428,568,916	117,414,203	(6,133,853)	111,280,350
Paper and Forest Products Portfolio	21,461,781	317,472	(3,120,956)	(2,803,484)

Trading (Redemption) Fees. Shares in the funds held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital. Shareholders are also subject to an additional $7.50 fee for shares exchanged into another Fidelity fund (see Note 4).

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, are noted in the table below.
	Purchases ($)	Sales ($)
Energy Portfolio	1,710,823,911	953,097,652
Energy Service Portfolio	296,854,279	166,397,058
Gold Portfolio	158,564,124	155,308,561
Natural Gas Portfolio	1,194,142,612	883,726,063
Natural Resources Portfolio	379,364,438	227,028,848
Paper and Forest Products Portfolio	8,148,601	13,573,474

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly manage ment fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund’s average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as

35 Semiannual Report

Notes to Financial Statements (Unaudited) continued 4. Fees and Other Transactions with Affiliates continued Management Fee continued

assets under management increase and increases as assets under management decrease. For the period, each fund’s annualized management fee rate expressed as a percentage of each fund’s average net assets was as follows:

	Individual Rate	Group Rate	Total
Energy Portfolio	30%	.27%	.57%
Energy Service Portfolio	30%	.27%	.57%
Gold Portfolio	30%	.27%	.57%
Natural Gas Portfolio	30%	.27%	.57%
Natural Resources Portfolio	30%	.27%	.57%
Paper and Forest Products Portfolio	30%	.27%	.57%

Sales Load. Fidelity Distributors Corporation (FDC), an affiliate of FMR, is the general distributor of the funds. Shares purchased prior to October 12, 1990, were subject to a 1% deferred sales charge upon redemption or exchange to any other Fidelity fund (other than Select funds). Effective July 1, 2005, the deferred sales charge was eliminated. For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Energy Portfolio	$ 4,146
Energy Service Portfolio	2,320
Gold Portfolio	7,360
Natural Gas Portfolio	1,750
Natural Resources Portfolio	278
Paper and Forest Products Portfolio	803

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds’ transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Energy Portfolio	31%
Energy Service Portfolio	30%
Gold Portfolio	31%
Natural Gas Portfolio	31%
Natural Resources Portfolio	33%
Paper and Forest Products Portfolio	40%

Accounting and Security Lending Fees. FSC maintains each fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. Certain funds may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR. The Money Market Central Funds do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Money Market Central Funds are noted in the table below:

Income
Distributions
Energy Portfolio	$ 1,273,772
Energy Service Portfolio	1,290,082
Gold Portfolio	985,819
Natural Gas Portfolio	747,609
Natural Resources Portfolio	219,947
Paper and Forest Products Portfolio	10,965

Semiannual Report

36

4. Fees and Other Transactions with Affiliates continued

Exchange Fees. FSC receives the proceeds of $7.50 to cover administrative costs associated with exchanges out of the funds to any other Fidelity Select fund or to any other Fidelity fund. For the period, exchange fees retained by FSC were as follows:

Retained
by FSC
Energy Portfolio	$8,648
Energy Service Portfolio	7,043
Gold Portfolio	5,828
Natural Gas Portfolio	8,903
Natural Resources Portfolio	3,128
Paper and Forest Products Portfolio	255

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Energy Portfolio	$ 15,713
Energy Service Portfolio	1,200
Gold Portfolio	722
Natural Gas Portfolio	1,291
Natural Resources Portfolio	10,965
Paper and Forest Products Portfolio	1,920

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applica ble fund’s activity in this program during the period for which loans were outstanding was as follows:

			Weighted	Interest Earned
	Borrower	Average Daily	Average	(included in	Interest
	or Lender	Loan Balance	Interest Rate	interest income)	Expense
Energy Portfolio	Borrower	$ 28,696,667	2.88%	$—	$6,891
Energy Service Portfolio	Borrower	8,396,667	2.94%	—	4,115
Natural Gas Portfolio	Borrower	11,224,000	2.98%	—	7,432

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund’s Statement of Assets and Liabilities.

37 Semiannual Report

Notes to Financial Statements (Unaudited) continued 7. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following funds were in reimbursement during the period:
	Expense	Reimbursement
	Limitations	from adviser
Paper and Forest Products Portfolio	1.25%	$ 8,416

Many of the brokers with whom FMR places trades on behalf of certain funds provided services to these funds in addition to trade execution. These services included payments of expenses on behalf of each applicable fund. In addition, through arrangements with each applicable fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund’s expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service	Custody expense	Transfer Agent
	Arrangements	reduction	expense reduction
Energy Portfolio	$ 528,729	$1,934	$3,103
Energy Service Portfolio	135,761	—	2,627
Gold Portfolio	391,647	3,515	2,978
Natural Gas Portfolio	796,321	—	3,165
Natural Resources Portfolio	120,908	—	3,214
Paper and Forest Products Portfolio	2,555	—	—

8. Other.

The funds’ organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

Semiannual Report

38

Board Approval of Investment Advisory Contracts and Management Fees

Select Energy Select Energy Service Select Gold Select Natural Gas Select Natural Resources Select Paper and Forest Products

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to each fund and its shareholders by Fidelity (including the investment performance of each fund); (2) the competitiveness of the man agement fee and total expenses of each fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (4) the extent to which economies of scale would be realized as each fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the backgrounds of the funds’ portfolio managers and the funds’ investment objectives and disciplines. The independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Invest ment Advisers’ investment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitor ing of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, each fund’s compliance policies and procedures.

39 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market informa tion through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund’s absolute investment performance, as well as each fund’s relative investment performance measured against (i) a proprietary custom index (or a Goldman Sachs index that reflects the market sector in which the fund invests, in the case of Select Natural Resources), and (ii) a peer group of mutual funds over multiple periods. For each fund, the following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the fund’s returns, the returns of a proprietary custom index (or a Goldman Sachs index, in the case of Select Natural Resources) (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund. For each fund (other than Select Natural Resources), the fund’s proprietary custom index is an index developed and periodically revised by FMR that is a market capitalization weighted index of securities that meet the fund’s 80% name test.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for the one year period and the third quartile for the three and five year periods. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the funds in the peer group typically have broader investment man dates than the fund, which focuses on a particular subset of companies within the natural resources industry. The Board also stated that the relative investment performance of the fund has compared favorably to its benchmark over time, although the fund’s three year cumulative total return was lower than its benchmark.

Semiannual Report

40

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for the one year period, the third quartile for the three year period, and the second quartile for the five year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the funds in the peer group typically have broader investment mandates than the fund, which focuses on a particular subset of companies within the natural resources industry. The Board also stated that the relative investment performance of the fund was lower than its benchmark for certain periods, although the five year cumulative total return of the fund compared favorably to its benchmark. In the absence of a meaningful peer group comparison for the fund and in consideration of the fund’s exposure to a narrow market sector, the Board focused its review on the fund’s relative investment performance measured against its bench mark. In light of that comparison, the Board discussed with FMR actions to be taken by FMR to improve the fund’s below benchmark performance.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the third quartile for the one year period and the fourth quartile for the three and five year periods. The Board also stated that the relative investment performance of the fund was higher than its benchmark over time. The Board discussed with FMR actions to be taken by FMR to improve the fund’s disappointing performance.

41 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for the one year period and the second quartile for the three and five year periods. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the funds in the peer group typically have broader investment man dates than the fund, which focuses on a particular subset of companies within the natural resources industry. The Board also stated that the relative investment performance of the fund has compared favorably to its benchmark over time.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the fourth quartile for the one year period and the third quartile for the three and five year periods. The Board also stated that the relative investment performance of the fund was lower than its benchmark for certain periods, although the five year cumulative total return of the fund was higher than its benchmark. The Board discussed with FMR actions to be taken by FMR to improve the fund’s disappointing performance.

Semiannual Report

42

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the fourth quartile for the one year period and the second quartile for the three and five year periods. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds that focus on different industries and sectors than the fund. The Board also stated that the relative investment performance of the fund was lower than its benchmark over time. In the absence of a meaningful peer group comparison for the fund and in consideration of the fund’s exposure to a narrow market sector, the Board focused its review on the fund’s relative investment performance measured against its benchmark. In light of that comparison, the Board discussed with FMR actions to be taken by FMR to improve the fund’s below benchmark performance.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit each fund’s shareholders, particularly in light of the Board’s view that each fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board’s management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund’s. For example, a TMG % of 19% would mean that 81% of the funds in the Total Mapped Group had higher management fees than a fund. The “Asset Size Peer Group” (ASPG) compari son focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which a fund’s management fee ranked, is also included in the charts and considered by the Board.

43 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Semiannual Report 44

45 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that each fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Based on its review, the Board concluded that each fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund’s total expenses, the Board considered the fund’s management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses for each of Select Energy Portfolio, Select Energy Service Portfolio, Select Gold Portfolio, Select Natural Gas Portfolio, and Select Natural Resources Portfolio ranked below its competitive median for 2004.

The Board noted that Select Paper and Forest Products Portfolio’s total expenses ranked above its competitive median for 2004. Furthermore, the Board considered that, effective February 1, 2005, FMR voluntarily agreed to reimburse the fund to the extent that total operating expenses (excluding certain expenses) exceed 125 basis points. The Board considered that, if the 125 basis point voluntary expense reimbursement had been in effect in 2004, the fund’s total expenses would have ranked below the median.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund’s total expenses were reasonable, although in the case of Select Paper and Forest Products above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the busi ness of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggre gate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After consider ing PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the funds’ business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in each fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that each fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s management increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particu lar fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will

Semiannual Report

46

achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the exist ing advisory fee structures are fair and reasonable, and that each fund’s existing Advisory Contracts should be renewed.

47 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub-Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K. Limited)
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
Brown Brothers Harriman & Co.
Boston, MA
Corporate Headquarters
82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection
Mutual Fund 24 Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-8888
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®)	(automated phone logo) 1-800-544-5555

(automated phone logo) Automated line for quickest service

SELNR USAN 1005 1.813653.100

Fidelity® Select Portfolios® Technology Sector

Business Services and Outsourcing Computers Developing Communications Electronics Networking and Infrastructure Software and Computer Services Technology

Semiannual Report August 31, 2005

Contents

Shareholder Expense Example	3
Fund Updates*
Technology Sector
Business Services and Outsourcing	4
Computers	9
Developing Communications	14
Electronics	19
Networking and Infrastructure	25
Software and Computer Services	30
Technology	35
Notes to Financial Statements	41
Board Approval of Investment	46
Advisory Contracts and
Management Fees

* Fund updates for each Select Portfolio include: Investment Changes, Investments, and Financial Statements.

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) website at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by Fidelity Distributors
Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washing ton, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, redemption fees, exchange fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2005 to August 31, 2005).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	March 1, 2005
	March 1, 2005	August 31, 2005	to August 31, 2005
Business Services and Outsourcing Portfolio
Actual	$1,000.00	$1,034.20	$6.20
HypotheticalA	$1,000.00	$1,019.11	$6.16
Computers Portfolio
Actual	$1,000.00	$1,027.70	$5.37
HypotheticalA	$1,000.00	$1,019.91	$5.35
Developing Communications Portfolio
Actual	$1,000.00	$1,068.50	$5.63
HypotheticalA	$1,000.00	$1,019.76	$5.50
Electronics Portfolio
Actual	$1,000.00	$1,079.40	$5.03
HypotheticalA	$1,000.00	$1,020.37	$4.89
Networking and Infrastructure Portfolio
Actual	$1,000.00	$1,032.70	$5.84
HypotheticalA	$1,000.00	$1,019.46	$5.80
Software and Computer Services Portfolio
Actual	$1,000.00	$1,057.40	$5.03
HypotheticalA	$1,000.00	$1,020.32	$4.94
Technology Portfolio
Actual	$1,000.00	$1,058.50	$5.24
HypotheticalA	$1,000.00	$1,020.11	$5.14

A 5% return per year before expenses

* Expenses are equal to each Fund’s annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Business Services and Outsourcing Portfolio	1.21%
Computers Portfolio	1.05%
Developing Communications Portfolio	1.08%
Electronics Portfolio	96%
Networking and Infrastructure Portfolio	1.14%
Software and Computer Services Portfolio	97%
Technology Portfolio	1.01%

33 Semiannual Report

Business Services and Outsourcing Portfolio Investment Changes

Top Ten Stocks as of August 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Affiliated Computer Services, Inc.
Class A	7.3	8.3
Accenture Ltd. Class A	6.2	5.4
Paychex, Inc.	5.6	3.2
First Data Corp.	5.2	6.3
DST Systems, Inc.	4.6	4.5
Computer Sciences Corp.	4.6	4.7
Ceridian Corp.	4.2	6.1
Infosys Technologies Ltd.	4.1	6.8
State Street Corp.	3.4	1.0
Lamar Advertising Co. Class A	3.3	2.9
	48.5

* Includes short term investments and net other assets.

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report 4

Business Services and Outsourcing Portfolio Investments August 31, 2005 (Unaudited) Showing Percentage of Net Assets

Common Stocks 99.8%
	Shares	Value (Note 1)

CAPITAL MARKETS 3.4%
Asset Management & Custody Banks	3.4%
State Street Corp.	22,200	$ 1,072,926
COMMERCIAL SERVICES & SUPPLIES – 11.4%
Commercial Printing – 0.9%
Banta Corp.	6,000	293,700
Diversified Commercial & Professional Services 5.0%
Cintas Corp.	20,800	858,000
Exponent, Inc. (a)	5,900	177,000
First Advantage Corp. Class A (a)	12,300	310,698
SOURCECORP, Inc. (a)	10,500	215,145
		1,560,843
Human Resource & Employment Services – 5.5%
Capita Group PLC	14,200	93,260
Hudson Highland Group, Inc. (a)	20,300	510,342
Korn/Ferry International (a)	19,700	390,454
Robert Half International, Inc.	21,500	724,120
		1,718,176

TOTAL COMMERCIAL SERVICES & SUPPLIES		3,572,719

DIVERSIFIED CONSUMER SERVICES – 3.3%
Education Services 3.2%
Apollo Group, Inc. Class A (a)	10,300	810,198
Career Education Corp. (a)	4,900	192,080
		1,002,278
Specialized Consumer Services 0.1%
H&R Block, Inc.	600	16,170

TOTAL DIVERSIFIED CONSUMER SERVICES		1,018,448

DIVERSIFIED FINANCIAL SERVICES – 2.5%
Specialized Finance – 2.5%
Moody’s Corp.	15,700	771,027
HEALTH CARE PROVIDERS & SERVICES – 6.7%
Health Care Services 6.7%
DaVita, Inc. (a)	14,400	661,104
IMS Health, Inc.	8,078	219,722
Pediatrix Medical Group, Inc. (a)	2,800	207,564
Quest Diagnostics, Inc.	20,300	1,014,594
		2,102,984

IT SERVICES – 58.3%
Data Processing & Outsourced Services – 40.4%
Affiliated Computer Services, Inc.
Class A (a)(d)	43,800	2,275,410
Alliance Data Systems Corp. (a)	22,000	925,540
Automatic Data Processing, Inc.	8,300	354,825
Ceridian Corp. (a)	64,100	1,301,230
Certegy, Inc.	4,500	154,710
Computer Sciences Corp. (a)(d)	32,000	1,425,600

	Shares	Value (Note 1)
Convergys Corp. (a)	400	$5,688
DST Systems, Inc. (a)(d)	27,000	1,449,900
First Data Corp.	39,200	1,628,760
Paychex, Inc.	51,287	1,750,425
Sabre Holdings Corp. Class A	8,100	155,358
Syntel, Inc.	19,100	358,125
The BISYS Group, Inc. (a)	56,400	842,052
		12,627,623
IT Consulting & Other Services – 17.9%
Accenture Ltd. Class A (a)	78,900	1,925,160
BearingPoint, Inc. (a)	67,700	553,786
Cognizant Technology Solutions Corp.
Class A (a)	15,008	683,314
Forrester Research, Inc. (a)	7,800	162,942
HCL Technologies Ltd.	12,994	134,736
Infosys Technologies Ltd.	23,567	1,271,949
Kanbay International, Inc. (a)	7,700	171,633
Mastek Ltd.	4,944	47,520
Ness Technologies, Inc.	19,200	166,464
Patni Computer Systems Ltd.	10,846	104,888
Sapient Corp. (a)	51,000	366,690
Satyam Computer Services Ltd.
sponsored ADR	100	2,737
		5,591,819

TOTAL IT SERVICES		18,219,442

MEDIA – 5.9%
Advertising 5.9%
Lamar Advertising Co. Class A (a)	25,500	1,025,610
Omnicom Group, Inc.	10,300	828,532
		1,854,142

OFFICE ELECTRONICS – 1.7%
Office Electronics – 1.7%
Xerox Corp. (a)	39,400	528,354
SOFTWARE 6.6%
Application Software 4.0%
Amdocs Ltd. (a)	17,800	522,430
BEA Systems, Inc. (a)	14,200	125,244
Jack Henry & Associates, Inc.	8,800	172,304
NAVTEQ Corp.	2,900	134,966
Net 1 UEPS Technologies, Inc. (a)	100	2,473
Open Solutions, Inc. (a)	8,400	189,672
TIBCO Software, Inc. (a)	15,600	119,184
		1,266,273

See accompanying notes which are an integral part of the financial statements.

5 Semiannual Report

Business Services and Outsourcing Portfolio Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value (Note 1)
SOFTWARE – CONTINUED
Systems Software 2.6%
Microsoft Corp.	16,800	$ 460,320
Symantec Corp. (a)	16,200	339,876
		800,196
TOTAL SOFTWARE		2,066,469

TOTAL COMMON STOCKS
(Cost $25,511,530)		31,206,511
Money Market Funds 6.3%
Fidelity Securities Lending Cash Central
Fund, 3.61% (b)(c)
(Cost $1,956,000)	1,956,000	1,956,000
TOTAL INVESTMENT PORTFOLIO 106.1%
(Cost $27,467,530)		33,162,511

NET OTHER ASSETS (6.1)%		(1,897,644)
NET ASSETS 100%		$31,264,867
Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	86.8%
Bermuda	6.2%
India	5.0%
United Kingdom	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	6

Business Services and Outsourcing Portfolio Financial Statements

Statement of Assets and Liabilities
		August 31, 2005 (Unaudited)

Assets
Investment in securities, at value (in-
cluding securities loaned of
$1,932,890) (cost $27,467,530)
— See accompanying schedule			$33,162,511
Receivable for investments sold			278,009
Receivable for fund shares sold			11,884
Dividends receivable			3,874
Interest receivable			410
Prepaid expenses			41
Other affiliated receivables			291
Other receivables			2,402
Total assets			33,459,422

Liabilities
Payable to custodian bank		$25,500
Payable for fund shares redeemed	.	152,832
Accrued management fee		15,180
Other affiliated payables		12,515
Other payables and accrued
expenses		32,528
Collateral on securities loaned, at
value		1,956,000
Total liabilities			2,194,555

Net Assets			$31,264,867
Net Assets consist of:
Paid in capital			$25,153,905
Accumulated net investment loss			(84,569)
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions			517,803
Net unrealized appreciation (de-
preciation) on investments			5,677,728
Net Assets, for 1,996,239 shares
outstanding			$31,264,867
Net Asset Value, offering price and
redemption price per share
($31,264,867 ÷ 1,996,239
shares)			$15.66

Statement of Operations
Six months ended August 31, 2005 (Unaudited)

Investment Income
Dividends		$62,189
Special Dividends		40,620
Interest		4,786
Security lending		6,074
Total income		113,669

Expenses
Management fee	$97,056
Transfer agent fees	68,590
Accounting and security lending
fees	8,895
Independent trustees’ compensation	76
Custodian fees and expenses	5,879
Registration fees	8,824
Audit	16,413
Legal	45
Miscellaneous	208
Total expenses before reductions	205,986
Expense reductions	(7,748)	198,238

Net investment income (loss)		(84,569)
Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:
Investment securities (net of for-
eign taxes of $65,290)	648,958
Foreign currency transactions	(1,791)
Total net realized gain (loss)		647,167
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities (net of de-
crease in deferred foreign taxes
of $115,713)	510,279
Assets and liabilities in foreign
currencies	(95)
Total change in net unrealized ap-
preciation (depreciation)		510,184
Net gain (loss)		1,157,351
Net increase (decrease) in net as-
sets resulting from operations		$1,072,782

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Business Services and Outsourcing Portfolio Financial Statements - continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	August 31, 2005	February 28,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(84,569)	$(255,059)
Net realized gain (loss)	647,167	4,175,588
Change in net unrealized appreciation (depreciation)	510,184	(461,461)
Net increase (decrease) in net assets resulting from operations	1,072,782	3,459,068
Distributions to shareholders from net realized gain	(785,364)	(565,955)
Share transactions
Proceeds from sales of shares	3,073,550	29,097,016
Reinvestment of distributions	760,884	550,054
Cost of shares redeemed	(10,023,083)	(30,455,132)
Net increase (decrease) in net assets resulting from share transactions	(6,188,649)	(808,062)
Redemption fees	1,441	11,865
Total increase (decrease) in net assets	(5,899,790)	2,096,916

Net Assets
Beginning of period	37,164,657	35,067,741
End of period (including accumulated net investment loss of $84,569 and $0, respectively)	$31,264,867	$37,164,657

Other Information
Shares
Sold	204,636	1,958,566
Issued in reinvestment of distributions	52,839	34,357
Redeemed	(659,572)	(2,074,435)
Net increase (decrease)	(402,097)	(81,512)

Financial Highlights
	Six months ended
	August 31, 2005		Years ended February 28,
	(Unaudited)	2005	2004I	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 15.50	$ 14.14	$ 10.20	$ 15.21	$ 14.66	$ 14.00
Income from Investment Operations
Net investment income (loss)E	(.04)F	(.10)G	(.15)	(.12)	(.11)	(.09)
Net realized and unrealized gain (loss)	54	1.70	4.09	(4.90)	.81	2.00
Total from investment operations	50	1.60	3.94	(5.02)	.70	1.91
Distributions from net realized gain	(.34)	(.24)	—	—	(.19)	(1.28)
Redemption fees added to paid in capitalE	—J	—J	—J	.01	.04	.03
Net asset value, end of period	$ 15.66	$ 15.50	$ 14.14	$ 10.20	$15.21	$ 14.66
Total ReturnB,C,D	3.42%	11.26%	38.63%	(32.94)%	5.23%	15.21%
Ratios to Average Net AssetsH
Expenses before expense reductions	1.21%A	1.24%	1.64%	1.61%	1.42%	1.54%
Expenses net of voluntary waivers, if any	1.21%A	1.23%	1.64%	1.61%	1.42%	1.54%
Expenses net of all reductions	1.17%A	1.21%	1.63%	1.57%	1.39%	1.51%
Net investment income (loss)	(.50)%A,F	(.66)%G	(1.17)%	(.97)%	(.74)%	(.67)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,265	$ 37,165	$ 35,068	$ 27,888	$ 63,326	$ 55,166
Portfolio turnover rate	33%A	88%	54%	129%	159%	123%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects special dividends which amounted to $.02 per share. Excluding these special dividends, the ratio of net investment income to average net assets would have been (.74)%. GInvestment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been
(.81)%. HExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. IFor the year ended February 29. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 8

Computers Portfolio Investment Changes

Top Ten Stocks as of August 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Intel Corp.	10.1	7.7
Apple Computer, Inc.	7.2	6.7
Dell, Inc.	5.5	7.9
Cisco Systems, Inc.	5.4	3.2
National Semiconductor Corp.	4.7	3.7
Corning, Inc.	4.4	0.0
Analog Devices, Inc.	4.3	4.3
Research In Motion Ltd.	4.0	0.0
EMC Corp.	3.9	4.8
Hewlett Packard Co.	3.8	0.0
	53.3

* Includes short term investments and net other assets.

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

9 Semiannual Report

Computers Portfolio Investments August 31, 2005 (Unaudited) Showing Percentage of Net Assets

Common Stocks 96.5%
	Shares	Value (Note 1)

COMMUNICATIONS EQUIPMENT – 16.9%
Communications Equipment – 16.9%
Cisco Systems, Inc. (a)	1,800,000	$ 31,716,000
Comverse Technology, Inc. (a)	94,200	2,428,476
Corning, Inc. (a)	1,300,000	25,948,000
F5 Networks, Inc. (a)	100,000	4,129,000
ITF Optical Technologies, Inc. Series A (c)	31,365	0
Juniper Networks, Inc. (a)	500,032	11,370,728
Research In Motion Ltd. (a)	300,000	23,445,516
		99,037,720

COMPUTERS & PERIPHERALS 25.6%
Computer Hardware 17.4%
Acer, Inc.	1,300,624	2,462,250
Apple Computer, Inc. (a)	900,000	42,237,000
Compal Electronics, Inc.	1,500,397	1,493,525
Dell, Inc. (a)	900,000	32,040,000
Hewlett Packard Co.	800,000	22,208,000
NCR Corp. (a)	50,000	1,711,000
		102,151,775
Computer Storage & Peripherals 8.2%
EMC Corp. (a)	1,800,000	23,148,000
Lexmark International, Inc. Class A (a)	250,000	15,745,000
Network Appliance, Inc. (a)	400,000	9,496,000
		48,389,000

TOTAL COMPUTERS & PERIPHERALS		150,540,775

ELECTRONIC EQUIPMENT & INSTRUMENTS – 6.6%
Electronic Equipment & Instruments – 0.3%
AU Optronics Corp. sponsored ADR	124,956	1,848,099
Electronic Manufacturing Services – 1.6%
Hon Hai Precision Industry Co. Ltd.
(Foxconn)	1,400,465	7,226,827
Xyratex Ltd. (a)	150,000	2,422,500
		9,649,327
Technology Distributors – 4.7%
Arrow Electronics, Inc. (a)	164,800	4,914,336
Avnet, Inc. (a)	94,400	2,364,720
Bell Microproducts, Inc. (a)	400,000	4,052,000
CDW Corp.	60,000	3,544,800
Ingram Micro, Inc. Class A (a)	150,000	2,626,500
Tech Data Corp. (a)	275,000	10,067,750
		27,570,106

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		39,067,532

HOUSEHOLD DURABLES – 0.2%
Consumer Electronics – 0.2%
LG Electronics, Inc.	23,840	1,430,170
LEISURE EQUIPMENT & PRODUCTS – 0.2%
Photographic Products – 0.2%
Eastman Kodak Co.	50,000	1,218,500

	Shares	Value (Note 1)

OFFICE ELECTRONICS – 1.4%
Office Electronics – 1.4%
Xerox Corp. (a)	600,000	$ 8,046,000
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 41.9%
Semiconductor Equipment – 1.6%
FormFactor, Inc. (a)	98,300	2,670,811
Lam Research Corp. (a)	200,000	6,340,000
		9,010,811
Semiconductors – 40.3%
Altera Corp. (a)	450,000	9,841,500
Analog Devices, Inc.	699,970	25,513,907
ATI Technologies, Inc. (a)	100,000	1,213,934
Fairchild Semiconductor International,
Inc. (a)	150,000	2,527,500
Freescale Semiconductor, Inc.:
Class A (a)	250,000	5,970,000
Class B (a)	199,972	4,815,326
Integrated Device Technology, Inc. (a)	250,000	2,675,000
Intel Corp.	2,300,000	59,156,000
Intersil Corp. Class A	300,000	6,300,000
Linear Technology Corp.	300,000	11,379,000
Maxim Integrated Products, Inc.	300,000	12,795,000
MediaTek, Inc.	150,000	1,268,702
National Semiconductor Corp.	1,100,000	27,423,000
Novatek Microelectronics Corp.	32,667	137,650
O2Micro International Ltd. (a)	200,000	3,346,000
ON Semiconductor Corp. (a)	1,000,000	5,750,000
PMC Sierra, Inc. (a)	489,400	4,150,112
Samsung Electronics Co. Ltd.	40,033	20,970,578
SigmaTel, Inc. (a)	150,000	2,902,500
Silicon Laboratories, Inc. (a)	40,000	1,241,200
STATS ChipPAC Ltd. sponsored ADR (a) .	300,000	1,911,000
Taiwan Semiconductor Manufacturing
Co. Ltd.	1,486,910	2,360,895
Taiwan Semiconductor Manufacturing
Co. Ltd. sponsored ADR	699,969	5,760,745
Texas Instruments, Inc.	200,000	6,536,000
Trident Microsystems, Inc. (a)	150,000	5,268,000
United Microelectronics Corp.	1,962,105	1,174,267
United Microelectronics Corp. sponsored
ADR	599,958	2,045,857
Volterra Semiconductor Corp. (a)	130,000	1,554,800
Zoran Corp. (a)	50,000	788,000
		236,776,473

TOTAL SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT		245,787,284

SOFTWARE 0.2%
Application Software 0.0%
Monterey Design Systems (a)(c)	29,800	0
Systems Software 0.2%
Macrovision Corp. (a)	75,000	1,387,500

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 10

Common Stocks continued
	Shares	Value (Note 1)
SPECIALTY RETAIL – 3.5%
Computer & Electronics Retail – 3.2%
Best Buy Co., Inc.	400,000	$ 19,064,000
Specialty Stores – 0.3%
Office Depot, Inc. (a)	50,000	1,500,000
TOTAL SPECIALTY RETAIL		20,564,000

TOTAL COMMON STOCKS
(Cost $535,529,318)		567,079,481
Convertible Preferred Stocks 0.0%

COMMUNICATIONS EQUIPMENT – 0.0%
Communications Equipment – 0.0%
Procket Networks, Inc. Series C (a)(c)
(Cost $2,301,108)	233,000	2
Money Market Funds 3.2%
Fidelity Cash Central Fund, 3.6% (b)
(Cost $18,635,425)	18,635,425	18,635,425
TOTAL INVESTMENT PORTFOLIO 99.7%
(Cost $556,465,851)		585,714,908

NET OTHER ASSETS 0.3%		1,512,341
NET ASSETS 100%	$ 587,227,249

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Restricted securities – Investment in securities not registered under the
Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2 or 0.0% of net assets.

Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
ITF Optical Technologies, Inc.
Series A	10/11/00	$1,575,000
Monterey Design Systems	11/1/00	$1,564,500
	11/15/00 -
Procket Networks, Inc. Series C	12/26/00	$2,301,108

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	86.5%
Taiwan	4.2%
Canada	4.2%
Korea (South)	3.8%
Others (individually less than 1%)	1.3%
100.0%

Income Tax Information

At February 28, 2005, the fund had a capital loss carryforward of approximately $849,183,653 of which $597,403,454 and $251,780,199 will expire on February 28, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Computers Portfolio Financial Statements

Statement of Assets and Liabilities
		August 31, 2005 (Unaudited)

Assets
Investment in securities, at value (cost
$556,465,851) — See accompa-
nying schedule			$585,714,908
Foreign currency held at value (cost
$6,321,322)			6,193,709
Receivable for investments sold			2,415,462
Receivable for fund shares sold			92,702
Dividends receivable			375,775
Interest receivable			9,437
Prepaid expenses			758
Other affiliated receivables			331
Other receivables			130,986
Total assets			594,934,068

Liabilities
Payable for investments purchased	. $	4,682,858
Payable for fund shares redeemed	.	2,482,270
Accrued management fee		285,584
Other affiliated payables		229,486
Other payables and accrued
expenses		26,621
Total liabilities			7,706,819

Net Assets			$587,227,249
Net Assets consist of:
Paid in capital		$1,401,278,817
Accumulated net investment loss			(1,953,319)
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions			(841,215,887)
Net unrealized appreciation
(depreciation) on investments and
assets and liabilities in foreign
currencies			29,117,638
Net Assets, for 16,492,101 shares
outstanding			$587,227,249
Net Asset Value, offering price and
redemption price per share
($587,227,249 ÷ 16,492,101
shares)			$35.61

Statement of Operations
Six months ended August 31, 2005 (Unaudited)

Investment Income
Dividends		$1,178,997
Interest		60,885
Security lending		3,895
		1,243,777
Less foreign taxes withheld		(161,852)
Total income		1,081,925

Expenses
Management fee	$1,731,321
Transfer agent fees	1,232,374
Accounting and security lending
fees	143,634
Independent trustees’ compensation	1,327
Custodian fees and expenses	38,463
Registration fees	18,862
Audit	20,511
Legal	1,991
Interest	687
Miscellaneous	4,465
Total expenses before reductions	3,193,635
Expense reductions	(159,607)	3,034,028

Net investment income (loss)		(1,952,103)
Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:
Investment securities (net of for-
eign taxes of $52,746)	10,858,074
Foreign currency transactions	(19,207)
Total net realized gain (loss)		10,838,867
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities (net of de-
crease in deferred foreign taxes
of $44,875)	5,660,655
Assets and liabilities in foreign
currencies	(168,660)
Total change in net unrealized ap-
preciation (depreciation)		5,491,995
Net gain (loss)		16,330,862
Net increase (decrease) in net as-
sets resulting from operations		$14,378,759

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 12

Statement of Changes in Net Assets
	Six months ended	Year ended
	August 31, 2005	February 28,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,952,103)	$(4,755,248)
Net realized gain (loss)	10,838,867	57,835,029
Change in net unrealized appreciation (depreciation)	5,491,995	(136,754,796)
Net increase (decrease) in net assets resulting from operations	14,378,759	(83,675,015)
Share transactions
Proceeds from sales of shares	31,751,540	97,044,809
Cost of shares redeemed	(126,730,751)	(345,369,255)
Net increase (decrease) in net assets resulting from share transactions	(94,979,211)	(248,324,446)
Redemption fees	26,540	92,882
Total increase (decrease) in net assets	(80,573,912)	(331,906,579)

Net Assets
Beginning of period	667,801,161	999,707,740
End of period (including accumulated net investment loss of $1,953,319 and accumulated net investment loss of
$1,216, respectively)	$ 587,227,249	$667,801,161

Other Information
Shares
Sold	929,201	2,922,849
Redeemed	(3,708,812)	(10,308,447)
Net increase (decrease)	(2,779,611)	(7,385,598)

Financial Highlights
	Six months ended
	August 31, 2005		Years ended February 28,
	(Unaudited)	2005	2004H	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 34.65	$ 37.50	$ 22.36	$ 32.73	$ 41.31	$ 127.95
Income from Investment Operations
Net investment income (loss)E	(.11)	(.21)F	(.27)	(.25)	(.30)	(.51)
Net realized and unrealized gain (loss)	1.07	(2.64)	15.40	(10.12)	(8.29)	(64.38)
Total from investment operations	96	(2.85)	15.13	(10.37)	(8.59)	(64.89)
Distributions from net investment income	—	—	—	—	—	(11.85)
Distributions in excess of net realized gain	—	—	—	—		(9.94)
Total distributions	—	—	—	—	—	(21.79)
Redemption fees added to paid in capitalE	—I	—I	.01	I	.01	.04
Net asset value, end of period	$ 35.61	$ 34.65	$ 37.50	$ 22.36	$ 32.73	$ 41.31
Total ReturnB,C,D	2.77%	(7.60)%	67.71%	(31.68)%	(20.77)%	(55.11)%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.05%A	1.05%	1.23%	1.40%	1.19%	.96%
Expenses net of voluntary waivers, if any	1.05%A	1.05%	1.23%	1.40%	1.19%	.96%
Expenses net of all reductions	1.00%A	.98%	1.16%	1.31%	1.13%	.95%
Net investment income (loss)	(.64)%A	(.63)%F	(.85)%	(.96)%	(.77)%	(.52)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 587,227	$ 667,801	$ 999,708	$ 572,488	$ 966,235	$1,472,080
Portfolio turnover rate	118%A	100%	138%	106%	206%	100%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (.69)%. GExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. HFor the year ended February 29. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Developing Communications Portfolio Investment Changes

Top Ten Stocks as of August 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Research In Motion Ltd.	10.6	3.7
Nokia Corp. sponsored ADR	9.7	5.7
QUALCOMM, Inc.	8.7	7.8
Juniper Networks, Inc.	8.4	7.9
Corning, Inc.	6.1	0.0
Google, Inc. Class A (sub. vtg.)	4.9	0.0
Motorola, Inc.	3.1	3.0
Freescale Semiconductor, Inc.
Class A	3.1	3.4
AU Optronics Corp. sponsored
ADR	2.2	1.8
F5 Networks, Inc.	2.0	0.0
	58.8

* Includes short term investments and net other assets.

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report 14

Developing Communications Portfolio Investments August 31, 2005 (Unaudited) Showing Percentage of Net Assets

Common Stocks 99.6%
	Shares	Value (Note 1)

COMMUNICATIONS EQUIPMENT – 64.7%
Communications Equipment – 64.7%
ADC Telecommunications, Inc. (a)	235,700	$ 4,935,558
ADVA AG Optical Networking (a)	396,980	2,718,466
Andrew Corp. (a)	289,500	3,337,935
AudioCodes Ltd. (a)	499,590	4,920,962
Avaya, Inc. (a)	714,200	7,284,840
Bookham, Inc. (a)(d)	16,528	69,170
C COR, Inc. (a)	33,600	251,664
Carrier Access Corp. (a)	94,300	561,085
CIENA Corp. (a)	3,318,050	7,465,613
Cisco Systems, Inc. (a)	118,900	2,095,018
Comtech Group, Inc. (a)	97,800	521,274
Comverse Technology, Inc. (a)	258,856	6,673,308
Corning, Inc. (a)	1,376,200	27,468,952
EMS Technologies, Inc. (a)	63,900	1,036,458
F5 Networks, Inc. (a)	223,200	9,215,928
Foundry Networks, Inc. (a)	41,900	490,230
Foxconn International Holdings Ltd.	80,000	69,484
Harmonic, Inc. (a)	159,600	941,640
InterDigital Communication Corp. (a)	2,800	49,784
Ixia (a)	206,000	3,699,760
JDS Uniphase Corp. (a)	587,400	933,966
Juniper Networks, Inc. (a)	1,684,059	38,295,502
Motorola, Inc.	647,700	14,171,676
MRV Communications, Inc. (a)	891,635	1,899,183
NMS Communications Corp. (a)	1,313,900	4,335,870
Nokia Corp. sponsored ADR	2,797,300	44,113,421
Powerwave Technologies, Inc. (a)	307,400	3,221,552
QUALCOMM, Inc.	994,600	39,495,566
RADWARE Ltd. (a)	83,800	1,369,292
Redback Networks, Inc. (a)	310,717	2,808,882
Research In Motion Ltd. (a)	614,300	48,008,599
Riverstone Networks, Inc. (a)	3,828,400	2,258,756
Sonus Networks, Inc. (a)	974,496	4,589,876
Stratex Networks, Inc. (a)	387,300	948,885
Symmetricom, Inc. (a)	285,000	2,473,800
Telefonaktiebolaget LM Ericsson
(B Shares) sponsored ADR	1,848	64,495
Telson Electronics Co. Ltd. (a)	850,529	0
Terayon Communication Systems, Inc. (a)	290,300	960,893
Tut Systems, Inc. (a)	109,700	351,040
		294,108,383

COMPUTERS & PERIPHERALS 3.3%
Computer Hardware 1.6%
Compal Electronics, Inc.	240,559	239,457
Concurrent Computer Corp. (a)	1,759,478	3,061,492
NEC Corp. sponsored ADR	700	3,773
Palm, Inc. (a)	114,300	3,906,774
		7,211,496
Computer Storage & Peripherals 1.7%
EMC Corp. (a)	50,800	653,288

	Shares	Value (Note 1)
M Systems Flash Disk Pioneers Ltd. (a)	71,800	$ 1,896,238
SanDisk Corp. (a)	139,800	5,428,434
		7,977,960

TOTAL COMPUTERS & PERIPHERALS		15,189,456

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.4%
Integrated Telecommunication Services – 0.4%
Philippine Long Distance Telephone Co.
sponsored ADR	59,200	1,681,872
ELECTRONIC EQUIPMENT & INSTRUMENTS – 5.6%
Electronic Equipment & Instruments – 5.2%
Aeroflex, Inc. (a)	229,900	2,135,771
Applied Films Corp. (a)	101,600	2,299,208
AU Optronics Corp. sponsored ADR	663,558	9,814,023
Chi Mei Optoelectronics Corp.	563,582	704,693
HannStar Display Corp.	2,368,000	595,796
LG.Philips LCD Co. Ltd. sponsored
ADR (a)	48,700	1,107,925
Photon Dynamics, Inc. (a)	345,400	6,735,300
		23,392,716
Electronic Manufacturing Services – 0.3%
M Flex Electronix, Inc. (a)	9,800	250,390
Molex, Inc.	44,100	1,180,116
		1,430,506
Technology Distributors – 0.1%
Brightpoint, Inc. (a)	16,100	461,426
CellStar Corp. (a)	176,696	194,366
		655,792

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		25,479,014

HOUSEHOLD DURABLES – 0.4%
Consumer Electronics – 0.4%
Thomson SA	70,900	1,589,511
INTERNET SOFTWARE & SERVICES – 6.5%
Internet Software & Services 6.5%
Akamai Technologies, Inc. (a)	73,900	1,022,776
Baidu.com, Inc. ADR	800	64,858
Google, Inc. Class A (sub. vtg.)	78,030	22,316,580
Openwave Systems, Inc. (a)	249,019	4,285,617
RADVision Ltd. (a)	157,600	1,806,096
		29,495,927

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 10.7%
Semiconductor Equipment – 0.8%
Amkor Technology, Inc. (a)	164,500	838,950
EMCORE Corp. (a)	30,000	154,500
MEMC Electronic Materials, Inc. (a)	89,800	1,514,028
Teradyne, Inc. (a)	55,800	937,440
		3,444,918

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Developing Communications Portfolio Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value (Note 1)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – CONTINUED
Semiconductors – 9.9%
Advanced Analogic Technologies, Inc. .	93,800	$ 1,210,020
Agere Systems, Inc. (a)	81,590	923,599
AMIS Holdings, Inc. (a)	35,900	429,723
Applied Micro Circuits Corp. (a)	764,268	2,101,737
ARM Holdings PLC sponsored ADR	273,000	1,722,630
Exar Corp. (a)	6,701	104,603
Fairchild Semiconductor International,
Inc. (a)	59,800	1,007,630
Freescale Semiconductor, Inc. Class A (a)	588,000	14,041,440
Intersil Corp. Class A	88,349	1,855,329
Linear Technology Corp.	30,300	1,149,279
Marvell Technology Group Ltd. (a)	27,400	1,293,006
Microchip Technology, Inc.	58,600	1,823,632
Mindspeed Technologies, Inc. (a)	3,521,105	6,337,989
O2Micro International Ltd. (a)	286,700	4,796,491
PowerDsine Ltd. (a)	46,000	436,540
Sigma Designs, Inc. (a)	162,212	1,596,166
STATS ChipPAC Ltd. sponsored ADR (a) .	121,200	772,044
Vitesse Semiconductor Corp. (a)	1,315,400	2,880,726
Volterra Semiconductor Corp. (a)(d)	55,100	658,996
		45,141,580

TOTAL SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT		48,586,498

SOFTWARE 2.8%
Application Software 2.6%
Catapult Communications Corp. (a)	42,242	672,493
JAMDAT Mobile, Inc. (d)	109,190	2,597,630
Portal Software, Inc. (a)	224,300	493,460
TIBCO Software, Inc. (a)	148,400	1,133,776
Ulticom, Inc. (a)	641,778	6,828,518
		11,725,877
Home Entertainment Software – 0.2%
Ubisoft Entertainment SA (a)(d)	23,600	1,211,636

TOTAL SOFTWARE		12,937,513

WIRELESS TELECOMMUNICATION SERVICES	5.2%
Wireless Telecommunication Services – 5.2%
Crown Castle International Corp. (a)	170,400	4,219,104
Nextel Partners, Inc. Class A (a)	212,500	5,576,000
NII Holdings, Inc. (a)	48,100	3,666,182
Sprint Nextel Corp.	106,600	2,764,138
Wireless Facilities, Inc. (a)	1,282,869	7,196,895
		23,422,319

TOTAL COMMON STOCKS
(Cost $478,475,896)		452,490,493

Convertible Preferred Stocks 0.0%
	Shares	Value (Note 1)
COMMUNICATIONS EQUIPMENT – 0.0%
Communications Equipment – 0.0%
Procket Networks, Inc. Series C (a)(e)
(Cost $1,293,756)	131,000	$1
Money Market Funds 0.8%
Fidelity Securities Lending Cash Central
Fund, 3.61% (b)(c)
(Cost $3,722,060)	3,722,060	3,722,060
TOTAL INVESTMENT PORTFOLIO 100.4%
(Cost $483,491,712)		456,212,554

NET OTHER ASSETS (0.4)%		(1,921,578)
NET ASSETS 100%	$ 454,290,976

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities – Investment in securities not registered under the
Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1 or 0.0% of net assets.

Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
Procket Networks, Inc. Series C	12/26/00	$1,293,756

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	71.1%
Canada	10.6%
Finland	9.7%
Taiwan	2.5%
Israel	2.3%
Cayman Islands	1.1%
Others (individually less than 1%)	2.7%
100.0%

Income Tax Information

At February 28, 2005, the fund had a capital loss carryforward of approximately $1,266,424,747 of which $910,976,796 and $355,447,951 will expire on February 28, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 16

Developing Communications Portfolio Financial Statements

Statement of Assets and Liabilities
	August 31, 2005 (Unaudited)

Assets
Investment in securities, at value (in-
cluding securities loaned of
$3,758,113) (cost $483,491,712)
— See accompanying schedule		$456,212,554
Foreign currency held at value (cost
$16,137)		15,935
Receivable for investments sold		8,957,999
Receivable for fund shares sold		646,995
Dividends receivable		289,378
Interest receivable		4,153
Prepaid expenses		701
Other affiliated receivables		1,286
Other receivables		191,355
Total assets		466,320,356

Liabilities
Payable to custodian bank	$198,357
Payable for investments purchased .	5,884,958
Payable for fund shares redeemed .	1,795,835
Accrued management fee	219,523
Other affiliated payables	191,053
Other payables and accrued
expenses	17,594
Collateral on securities loaned, at
value	3,722,060
Total liabilities		12,029,380

Net Assets		$454,290,976
Net Assets consist of:
Paid in capital	$1,755,512,155
Accumulated net investment loss		(907,649)
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions	(1,273,034,030)
Net unrealized appreciation (de-
preciation) on investments and as-
sets and liabilities in foreign
currencies		(27,279,500)
Net Assets, for 24,058,188 shares
outstanding		$454,290,976
Net Asset Value, offering price and
redemption price per share
($454,290,976 ÷ 24,058,188
shares)		$18.88

Statement of Operations
Six months ended August 31, 2005 (Unaudited)

Investment Income
Dividends		$1,277,402
Interest		112,844
Security lending		182,725
		1,572,971
Less foreign taxes withheld		(245,744)
Total income		1,327,227

Expenses
Management fee	$1,333,066
Transfer agent fees	1,009,306
Accounting and security lending
fees	120,150
Independent trustees’ compensation	994
Custodian fees and expenses	13,980
Registration fees	24,635
Audit	17,496
Legal	1,769
Interest	593
Miscellaneous	3,934
Total expenses before reductions	2,525,923
Expense reductions	(292,130)	2,233,793

Net investment income (loss)		(906,566)
Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:
Investment securities	(1,112,676)
Foreign currency transactions	2,483
Total net realized gain (loss)		(1,110,193)
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities	31,841,611
Assets and liabilities in foreign
currencies	(5,617)
Total change in net unrealized ap-
preciation (depreciation)		31,835,994
Net gain (loss)		30,725,801
Net increase (decrease) in net as-
sets resulting from operations		$29,819,235

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Developing Communications Portfolio Financial Statements - continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	August 31, 2005	February 28,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (906,566) $	(4,330,345)
Net realized gain (loss)	(1,110,193)	101,737,018
Change in net unrealized appreciation (depreciation)	31,835,994	(229,054,454)
Net increase (decrease) in net assets resulting from operations	29,819,235	(131,647,781)
Share transactions
Proceeds from sales of shares	55,313,526	377,401,809
Cost of shares redeemed	(142,091,586)	(675,034,861)
Net increase (decrease) in net assets resulting from share transactions	(86,778,060)	(297,633,052)
Redemption fees	39,687	429,952
Total increase (decrease) in net assets	(56,919,138)	(428,850,881)

Net Assets
Beginning of period	511,210,114	940,060,995
End of period (including accumulated net investment loss of $907,649 and accumulated net investment loss of $1,083,
respectively)	$ 454,290,976 $	511,210,114

Other Information
Shares
Sold	3,094,052	20,731,445
Redeemed	(7,962,603)	(38,219,713)
Net increase (decrease)	(4,868,551)	(17,488,268)

Financial Highlights
	Six months ended
	August 31, 2005		Years ended February 28,
	(Unaudited)	2005	2004G	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 17.67	$ 20.25	$ 10.03	$ 14.98	$ 23.94	$ 81.81
Income from Investment Operations
Net investment income (loss)E	(.03)	(.11)	(.13)	(.10)	(.11)	(.31)
Net realized and unrealized gain (loss)	1.24	(2.48)	10.34	(4.85)	(8.85)	(42.16)
Total from investment operations	1.21	(2.59)	10.21	(4.95)	(8.96)	(42.47)
Distributions from net realized gain	—	—	—	—	—	(4.18)
Distributions in excess of net realized gain	—	—	—	—	—	(11.27)
Total distributions	—	—	—	—	—	(15.45)
Redemption fees added to paid in capitalE	—H	.01	.01	H	—H	.05
Net asset value, end of period	$ 18.88	$ 17.67	$ 20.25	$ 10.03	$ 14.98	$ 23.94
Total ReturnB,C,D	6.85%	(12.74)%	101.89%	(33.04)%	(37.43)%	(55.71)%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.08%A	1.07%	1.37%	1.76%	1.31%	1.00%
Expenses net of voluntary waivers, if any	1.08%A	1.07%	1.37%	1.76%	1.31%	1.00%
Expenses net of all reductions	96%A	.89%	1.23%	1.58%	1.22%	.98%
Net investment income (loss)	(.39)%A	(.64)%	(.87)%	(.93)%	(.55)%	(.53)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 454,291	$ 511,210	$ 940,061	$ 319,521	$ 592,703	$1,286,990
Portfolio turnover rate	159%A	226%	205%	111%	198%	368%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. GFor the year ended February 29. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 18

Electronics Portfolio Investment Changes

Top Ten Stocks as of August 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Intel Corp.	10.2	11.4
National Semiconductor Corp.	7.8	10.7
Analog Devices, Inc.	7.4	8.2
Maxim Integrated Products, Inc.	6.8	3.4
Linear Technology Corp.	4.2	0.0
Hon Hai Precision Industry Co.
Ltd. (Foxconn)	3.4	3.7
Texas Instruments, Inc.	2.7	5.7
Motorola, Inc.	2.7	1.0
ASML Holding NV (NY Shares)	2.5	0.3
Marvell Technology Group Ltd.	2.5	3.3
	50.2

* Includes short term investments and net other assets.

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

19 Semiannual Report

Electronics Portfolio

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks 98.6%
	Shares	Value (Note 1)

BIOTECHNOLOGY – 0.1%
Biotechnology – 0.1%
Caliper Life Sciences, Inc. (a)	402,500	$ 2,640,400
BUILDING PRODUCTS – 0.3%
Building Products – 0.3%
Asahi Glass Co. Ltd.	700,000	7,229,077
CHEMICALS – 1.0%
Specialty Chemicals – 1.0%
Nitto Denko Corp.	200,000	12,804,337
Tokuyama Corp.	1,500,000	13,182,274
		25,986,611

COMMUNICATIONS EQUIPMENT – 4.5%
Communications Equipment – 4.5%
CSR PLC (a)	1,500,000	14,002,937
Motorola, Inc.	3,300,000	72,204,000
Nokia Corp. sponsored ADR	2,300,000	36,271,000
		122,477,937

COMPUTERS & PERIPHERALS 2.5%
Computer Hardware 0.8%
Acer, Inc.	5,000,000	9,465,649
Quanta Computer, Inc.	8,000,000	12,726,717
		22,192,366
Computer Storage & Peripherals 1.7%
Hutchinson Technology, Inc. (a)	200,000	5,280,000
M Systems Flash Disk Pioneers Ltd. (a)	300,000	7,923,000
Seagate Technology	1,500,000	24,885,000
Western Digital Corp. (a)	500,000	6,925,000
		45,013,000

TOTAL COMPUTERS & PERIPHERALS		67,205,366

ELECTRICAL EQUIPMENT – 1.3%
Electrical Components & Equipment – 1.3%
Evergreen Solar, Inc. (a)	2,156,500	15,203,325
Motech Industries, Inc.	1,750,000	20,572,519
		35,775,844

ELECTRONIC EQUIPMENT & INSTRUMENTS – 14.8%
Electronic Equipment & Instruments – 5.3%
Agilent Technologies, Inc. (a)	2,000,000	64,320,000
Amphenol Corp. Class A	600,000	25,446,000
AU Optronics Corp. sponsored ADR	2,500,000	36,975,000
Vishay Intertechnology, Inc. (a)	1,200,000	15,480,000
		142,221,000
Electronic Manufacturing Services – 5.3%
Flextronics International Ltd. (a)	3,700,000	48,322,000
Hon Hai Precision Industry Co. Ltd.
(Foxconn)	18,000,000	92,885,496
Xyratex Ltd. (a)	200,000	3,230,000
		144,437,496

	Shares	Value (Note 1)
Technology Distributors – 4.2%
Arrow Electronics, Inc. (a)	1,887,800	$ 56,294,196
Avnet, Inc. (a)	2,000,014	50,100,351
Wolfson Microelectronics PLC (a)	2,100,000	6,938,587
		113,333,134

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		399,991,630

HOUSEHOLD DURABLES – 0.5%
Consumer Electronics – 0.5%
Koninklijke Philips Electronics NV
(NY Shares)	250,000	6,637,500
LG Electronics, Inc.	100,000	5,999,035
		12,636,535

OFFICE ELECTRONICS – 0.6%
Office Electronics – 0.6%
Canon, Inc. sponsored ADR	300,000	15,195,000
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 71.2%
Semiconductor Equipment – 10.1%
Amkor Technology, Inc. (a)(d)	1,500,000	7,650,000
Applied Materials, Inc.	1,500,000	27,465,000
ASML Holding NV (NY Shares) (a)	4,000,000	67,600,000
ATMI, Inc. (a)	300,000	9,249,000
Cohu, Inc.	270,532	6,606,391
Entegris, Inc. (a)	1,000,000	10,470,000
FormFactor, Inc. (a)	500,000	13,585,000
KLA Tencor Corp. (d)	1,300,000	65,988,000
Lam Research Corp. (a)	1,250,000	39,625,000
MEMC Electronic Materials, Inc. (a)	200,000	3,372,000
Varian Semiconductor Equipment
Associates, Inc. (a)	300,000	13,593,000
Veeco Instruments, Inc. (a)	500,000	9,185,000
		274,388,391
Semiconductors – 61.1%
Agere Systems, Inc. (a)	500,000	5,660,000
Altera Corp. (a)	3,000,000	65,610,000
AMIS Holdings, Inc. (a)	800,000	9,576,000
Analog Devices, Inc.	5,500,000	200,475,000
ARM Holdings PLC sponsored ADR (d)	8,300,000	52,373,000
ATI Technologies, Inc. (a)	1,500,000	18,209,006
Broadcom Corp. Class A (a)	1,200,000	52,200,000
Chartered Semiconductor Manufacturing
Ltd. sponsored ADR (a)(d)	1,500,000	9,975,000
Cree, Inc. (a)	250,000	6,410,000
Cypress Semiconductor Corp. (a)(d)	1,000,000	15,630,000
Exar Corp. (a)	1	16
Freescale Semiconductor, Inc.:
Class A (a)	1,000,000	23,880,000
Class B (a)	1,000,048	24,081,156
Holtek Semiconductor, Inc.	2,000,000	2,106,870
Intel Corp.	10,700,000	275,204,000
Intersil Corp. Class A	700,000	14,700,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 20

Common Stocks continued
	Shares	Value (Note 1)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – CONTINUED
Semiconductors – continued
Linear Technology Corp.	3,000,000	$ 113,790,000
LSI Logic Corp. (a)	500,000	4,820,000
Marvell Technology Group Ltd. (a)	1,400,000	66,066,000
Maxim Integrated Products, Inc.	4,300,000	183,395,000
Microchip Technology, Inc.	700,000	21,784,000
Mindspeed Technologies, Inc. (a)	5,000,000	9,000,000
National Semiconductor Corp.	8,400,000	209,412,000
O2Micro International Ltd. (a)	300,000	5,019,000
ON Semiconductor Corp. (a)	2,000,000	11,500,000
PMC Sierra, Inc. (a)	3,325,300	28,198,544
Powerchip Semiconductor Corp.	5,000,000	3,053,435
Promos Technologies, Inc.	10,000,000	3,297,710
Rambus, Inc. (a)(d)	500,000	5,250,000
Samsung Electronics Co. Ltd.	115,000	60,240,713
SigmaTel, Inc. (a)	250,000	4,837,500
Silicon Laboratories, Inc. (a)	400,000	12,412,000
Siliconware Precision Industries Co. Ltd.
sponsored ADR	432,600	1,998,612
Skyworks Solutions, Inc. (a)	500,000	3,770,000
STATS ChipPAC Ltd. sponsored
ADR (a)(d)	1,750,000	11,147,500
Taiwan Semiconductor Manufacturing
Co. Ltd. sponsored ADR	300,000	2,469,000
Texas Instruments, Inc. (d)	2,250,000	73,530,000
Trident Microsystems, Inc. (a)	350,000	12,292,000
Vitesse Semiconductor Corp. (a)	7,000,000	15,330,000
Volterra Semiconductor Corp. (a)(d)	1,000,000	11,960,000
		1,650,663,062

TOTAL SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT		1,925,051,453

SOFTWARE 1.8%
Application Software 0.8%
Cadence Design Systems, Inc. (a)	800,000	12,808,000
Synopsys, Inc. (a)	500,000	9,500,000
		22,308,000
Systems Software 1.0%
Microsoft Corp.	1,000,000	27,400,000

TOTAL SOFTWARE		49,708,000

TOTAL COMMON STOCKS
(Cost $2,546,709,277)	2,663,897,853

Convertible Preferred Stocks 0.0%
	Shares	Value (Note 1)
COMMUNICATIONS EQUIPMENT – 0.0%
Communications Equipment – 0.0%
Procket Networks, Inc. Series C (a)(f)
(Cost $2,469,000)	250,000	$3
Convertible Bonds 0.1%
	Principal
	Amount
ELECTRICAL EQUIPMENT 0.1%
Electrical Components & Equipment – 0.1%
Evergreen Solar, Inc. 4.375% 7/1/12 (e)
(Cost $2,980,000)	$ 2,980,000	3,315,250
Money Market Funds 5.1%
	Shares
Fidelity Cash Central Fund, 3.6% (b)	68,739,025	68,739,025
Fidelity Securities Lending Cash
Central Fund, 3.61% (b)(c)	67,596,950	67,596,950
TOTAL MONEY MARKET FUNDS
(Cost $136,335,975)	136,335,975
TOTAL INVESTMENT PORTFOLIO 103.8%
(Cost $2,688,494,252)	2,803,549,081

NET OTHER ASSETS (3.8)%	(101,882,193)
NET ASSETS 100%	$2,701,666,888

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,315,250 or 0.1% of net assets.

(f) Restricted securities – Investment in securities not registered under the
Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3 or 0.0% of net assets.

Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
Procket Networks, Inc. Series C	11/15/00	$2,469,000

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Electronics Portfolio Investments (Unaudited) - continued

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	74.8%
Taiwan	6.8%
Netherlands	2.8%
United Kingdom	2.7%
Singapore	2.6%
Bermuda	2.6%
Korea (South)	2.4%
Japan	1.9%
Finland	1.3%
Cayman Islands	1.1%
Others (individually less than 1%)	1.0%
100.0%

Income Tax Information

At February 28, 2005, the fund had a capital loss carryforward of approximately $3,011,484,322 of which $1,429,200,503, $1,514,779,921 and $67,503,898 will expire on February 28, 2010, 2011 and February 29, 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 22

Electronics Portfolio Financial Statements

Statement of Assets and Liabilities
		August 31, 2005 (Unaudited)

Assets
Investment in securities, at value (in-
cluding securities loaned of
$66,663,414) (cost
$2,688,494,252) — See accom-
panying schedule		$2,803,549,081
Foreign currency held at value (cost
$22,164,367)			21,709,108
Receivable for investments sold			24,927,053
Receivable for fund shares sold			1,424,557
Dividends receivable			2,863,795
Interest receivable			144,662
Prepaid expenses			3,183
Other affiliated receivables			9,632
Other receivables			434,076
Total assets			2,855,065,147

Liabilities
Payable to custodian bank		$121,820
Payable for investments purchased	.	70,591,796
Payable for fund shares redeemed	.	12,823,348
Accrued management fee		1,313,314
Other affiliated payables		864,965
Other payables and accrued
expenses		86,066
Collateral on securities loaned, at
value		67,596,950
Total liabilities			153,398,259

Net Assets		$ 2,701,666,888
Net Assets consist of:
Paid in capital		$5,492,319,489
Accumulated net investment loss			(2,595,946)
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions		(2,902,645,189)
Net unrealized appreciation
(depreciation) on investments and
assets and liabilities in foreign
currencies			114,588,534
Net Assets, for 64,295,584 shares
outstanding		$ 2,701,666,888
Net Asset Value, offering price and
redemption price per share
($2,701,666,888 ÷ 64,295,584
shares)			$42.02

Statement of Operations
Six months ended August 31, 2005 (Unaudited)

Investment Income
Dividends		$8,701,714
Interest		880,269
Security lending		144,984
		9,726,967
Less foreign taxes withheld		(629,707)
Total income		9,097,260

Expenses
Management fee	$7,640,465
Transfer agent fees	4,384,547
Accounting and security lending
fees	509,963
Independent trustees’ compensation	5,844
Appreciation in deferred trustee
compensation account	763
Custodian fees and expenses	202,560
Registration fees	83,242
Audit	25,895
Legal	4,673
Miscellaneous	18,641
Total expenses before reductions	12,876,593
Expense reductions	(1,214,180)	11,662,413

Net investment income (loss)		(2,565,153)
Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:
Investment securities	150,159,618
Foreign currency transactions	102,317
Total net realized gain (loss)		150,261,935
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities	51,627,980
Assets and liabilities in foreign
currencies	(1,210,256)
Total change in net unrealized ap-
preciation (depreciation)		50,417,724
Net gain (loss)		200,679,659
Net increase (decrease) in net as-
sets resulting from operations		$198,114,506

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Electronics Portfolio Financial Statements - continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	August 31, 2005	February 28,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,565,153)	$ (14,049,765)
Net realized gain (loss)	150,261,935	83,220,477
Change in net unrealized appreciation (depreciation)	50,417,724	(567,467,767)
Net increase (decrease) in net assets resulting from operations	198,114,506	(498,297,055)
Share transactions
Proceeds from sales of shares	391,529,428	590,476,590
Cost of shares redeemed	(685,632,216)	(1,405,794,768)
Net increase (decrease) in net assets resulting from share transactions	(294,102,788)	(815,318,178)
Redemption fees	331,559	865,842
Total increase (decrease) in net assets	(95,656,723)	(1,312,749,391)

Net Assets
Beginning of period	2,797,323,611	4,110,073,002
End of period (including accumulated net investment loss of $2,595,946 and accumulated net investment loss of
$30,793, respectively)	$ 2,701,666,888	$ 2,797,323,611

Other Information
Shares
Sold	9,822,457	15,643,549
Redeemed	(17,376,592)	(37,909,258)
Net increase (decrease)	(7,554,135)	(22,265,709)
$ (2,565,153)

Financial Highlights
	Six months ended
	August 31, 2005		Years ended February 28,
	(Unaudited)	2005	2004G	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 38.93	$ 43.67	$ 24.90	$ 44.26	$ 48.25	$ 121.58
Income from Investment Operations
Net investment income (loss)E	(.04)	(.17)	(.25)	(.26)	(.29)	(.30)
Net realized and unrealized gain (loss)	3.13	(4.58)	19.01	(19.12)	(3.73)	(54.44)
Total from investment operations	3.09	(4.75)	18.76	(19.38)	(4.02)	(54.74)
Distributions from net realized gain	—	—	—	—	—	(15.17)
Distributions in excess of net realized gain	—	—	—	—		(3.51)
Total distributions	—	—	—	—	—	(18.68)
Redemption fees added to paid in capitalE	—H	.01	.01	.02	.03	.09
Net asset value, end of period	$ 42.02	$ 38.93	$ 43.67	$ 24.90	$ 44.26	$ 48.25
Total ReturnB,C,D	7.94%	(10.85)%	75.38%	(43.74)%	(8.27)%	(49.66)%
Ratios to Average Net AssetsF
Expenses before expense reductions	96%A	.96%	1.08%	1.14%	.99%	.88%
Expenses net of voluntary waivers, if any	96%A	.96%	1.08%	1.14%	.99%	.88%
Expenses net of all reductions	87%A	.89%	1.06%	1.06%	.97%	.87%
Net investment income (loss)	(.19)%A	(.45)%	(.70)%	(.78)%	(.59)%	(.31)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,701,667	$2,797,324	$4,110,073	$2,204,036	$4,539,791	$5,230,452
Portfolio turnover rate	92%A	119%	50%	70%	57%	100%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. GFor the year ended February 29. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 24

Networking and Infrastructure Portfolio Investment Changes

Top Ten Stocks as of August 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Research In Motion Ltd.	8.9	3.1
Juniper Networks, Inc.	7.4	6.4
EMC Corp.	6.6	2.9
Corning, Inc.	6.3	0.0
Google, Inc. Class A (sub. vtg.)	5.4	3.2
Network Appliance, Inc.	4.1	0.6
Nokia Corp. sponsored ADR	3.9	0.0
Agilent Technologies, Inc.	3.4	3.6
Symantec Corp.	3.1	0.4
Freescale Semiconductor, Inc.
Class B	2.5	1.7
	51.6

* Includes short term investments and net other assets.

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

25 Semiannual Report

Networking and Infrastructure Portfolio Investments August 31, 2005 (Unaudited) Showing Percentage of Net Assets

Common Stocks 100.3%
	Shares	Value (Note 1)

COMMUNICATIONS EQUIPMENT – 44.1%
Communications Equipment – 44.1%
ADC Telecommunications, Inc. (a)	61,028	$ 1,277,926
ADVA AG Optical Networking (a)	76,500	523,862
Andrew Corp. (a)	43,900	506,167
AudioCodes Ltd. (a)	115,400	1,136,690
Avaya, Inc. (a)	199,900	2,038,980
CIENA Corp. (a)	907,428	2,041,713
Comtech Group, Inc. (a)	50,000	266,500
Comverse Technology, Inc. (a)	45,300	1,167,834
Corning, Inc. (a)	294,600	5,880,216
F5 Networks, Inc. (a)	35,200	1,453,408
Foxconn International Holdings Ltd.	40,000	34,742
Ixia (a)	16,400	294,544
JDS Uniphase Corp. (a)	150,600	239,454
Juniper Networks, Inc. (a)	305,309	6,942,727
MRV Communications, Inc. (a)	339,700	723,561
NMS Communications Corp. (a)	307,400	1,014,420
Nokia Corp. sponsored ADR	228,600	3,605,022
Nortel Networks Corp. (a)	158,000	480,320
Powerwave Technologies, Inc. (a)	44,300	464,264
QUALCOMM, Inc.	23,300	925,243
RADWARE Ltd. (a)	11,000	179,740
Redback Networks, Inc. (a)	20,700	187,128
Research In Motion Ltd. (a)	106,000	8,284,083
Riverstone Networks, Inc. (a)	188,100	110,979
SiRF Technology Holdings, Inc. (a)	800	20,320
Sonus Networks, Inc. (a)	242,600	1,142,646
Tut Systems, Inc. (a)	66,700	213,440
		41,155,929

COMPUTERS & PERIPHERALS 14.9%
Computer Hardware 1.3%
Concurrent Computer Corp. (a)	443,700	772,038
Palm, Inc. (a)	13,400	458,012
		1,230,050
Computer Storage & Peripherals 13.6%
Advanced Digital Information Corp. (a) .	40,700	363,451
ASUSTeK Computer, Inc.	4,356	10,574
EMC Corp. (a)	481,400	6,190,804
M Systems Flash Disk Pioneers Ltd. (a)	19,900	525,559
Network Appliance, Inc. (a)	159,400	3,784,156
QLogic Corp. (a)	13,100	452,736
Quantum Corp. (a)	20,000	57,400
Rackable Systems, Inc.	10,800	138,240
Read Rite Corp. (a)	44,000	4
SanDisk Corp. (a)	30,200	1,172,666
		12,695,590

TOTAL COMPUTERS & PERIPHERALS		13,925,640

	Shares	Value (Note 1)

ELECTRONIC EQUIPMENT & INSTRUMENTS – 7.7%
Electronic Equipment & Instruments – 7.7%
Aeroflex, Inc. (a)	84,300	$783,147
Agilent Technologies, Inc. (a)	97,500	3,135,600
Applied Films Corp. (a)	26,300	595,169
AU Optronics Corp. sponsored ADR	61,027	902,589
Chi Mei Optoelectronics Corp.	81,000	101,281
HannStar Display Corp.	341,000	85,797
LG.Philips LCD Co. Ltd. sponsored
ADR (a)	10,700	243,425
Photon Dynamics, Inc. (a)	63,600	1,240,200
Planar Systems, Inc. (a)	13,900	106,613
		7,193,821
Electronic Manufacturing Services – 0.0%
M Flex Electronix, Inc. (a)	100	2,555

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		7,196,376

HOUSEHOLD DURABLES – 0.6%
Consumer Electronics – 0.6%
Thomson SA	23,300	522,364
INTERNET SOFTWARE & SERVICES – 7.1%
Internet Software & Services 7.1%
Akamai Technologies, Inc. (a)	15,800	218,672
Baidu.com, Inc. ADR	800	64,858
Google, Inc. Class A (sub. vtg.)	17,600	5,033,600
Openwave Systems, Inc. (a)	33,100	569,651
RADVision Ltd. (a)	61,700	707,082
		6,593,863

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 18.1%
Semiconductor Equipment – 1.6%
Amkor Technology, Inc. (a)	35,900	183,090
ASE Test Ltd. (a)	29,500	184,523
EMCORE Corp. (a)	69,900	359,985
LTX Corp. (a)	19,300	82,218
MEMC Electronic Materials, Inc. (a)	37,100	625,506
		1,435,322
Semiconductors – 16.5%
Advanced Analogic Technologies, Inc. .	19,600	252,840
Analog Devices, Inc.	5,000	182,250
Applied Micro Circuits Corp. (a)	192,000	528,000
ARM Holdings PLC sponsored ADR	61,200	386,172
Cypress Semiconductor Corp. (a)	19,600	306,348
Fairchild Semiconductor International,
Inc. (a)	55,300	931,805
Freescale Semiconductor, Inc.:
Class A (a)	36,300	866,844
Class B (a)	96,718	2,328,969
Genesis Microchip, Inc. (a)	4,500	118,305
Linear Technology Corp.	14,200	538,606
Marvell Technology Group Ltd. (a)	46,840	2,210,380
Maxim Integrated Products, Inc.	8,300	353,995

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 26

Common Stocks continued
	Shares	Value (Note 1)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – CONTINUED
Semiconductors – continued
Microchip Technology, Inc.	6,600	$ 205,392
Mindspeed Technologies, Inc. (a)	762,233	1,372,019
National Semiconductor Corp.	39,700	989,721
O2Micro International Ltd. (a)	88,800	1,485,624
Pixelworks, Inc. (a)	6,400	47,168
PowerDsine Ltd. (a)	9,800	93,002
Sigma Designs, Inc. (a)	40,100	394,584
STATS ChipPAC Ltd. sponsored
ADR (a)(d)	143,000	910,910
Vitesse Semiconductor Corp. (a)	415,600	910,164
		15,413,098

TOTAL SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT		16,848,420

SOFTWARE 6.6%
Application Software 2.9%
JAMDAT Mobile, Inc. (d)	18,100	430,599
Portal Software, Inc. (a)	88,700	195,140
TIBCO Software, Inc. (a)	73,400	560,776
Ulticom, Inc. (a)	146,200	1,555,568
		2,742,083
Home Entertainment Software – 0.6%
Gameloft (a)	59,400	412,627
Ubisoft Entertainment SA (a)	2,300	118,083
		530,710
Systems Software 3.1%
Symantec Corp. (a)	138,293	2,901,387

TOTAL SOFTWARE		6,174,180

WIRELESS TELECOMMUNICATION SERVICES 1.2%
Wireless Telecommunication Services – 1.2%
InPhonic, Inc.	200	3,068
Wireless Facilities, Inc. (a)	197,100	1,105,731
		1,108,799

TOTAL COMMON STOCKS
(Cost $92,469,841)		93,525,571

Money Market Funds 1.3%

Fidelity Securities Lending Cash
Central Fund, 3.61% (b)(c)
(Cost $1,178,600)	1,178,600	1,178,600

TOTAL INVESTMENT PORTFOLIO	101.6%
(Cost $93,648,441)		94,704,171

NET OTHER ASSETS (1.6)%		(1,470,525)
NET ASSETS 100%		$93,233,646
Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	74.8%
Canada	9.4%
Finland	3.9%
Israel	2.9%
Bermuda	2.4%
Cayman Islands	1.7%
Taiwan	1.4%
France	1.2%
Singapore	1.0%
Others (individually less than 1%)	1.3%
100.0%

Income Tax Information

At February 28, 2005, the fund had a capital loss carryforward of approximately $204,117,389 of which $117,210,507, $83,559,188 and $3,347,694 will expire on February 28, 2010, 2011 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Networking and Infrastructure Portfolio Financial Statements

Statement of Assets and Liabilities
		August 31, 2005 (Unaudited)

Assets
Investment in securities, at value (in-
cluding securities loaned of
$1,168,778) (cost $93,648,441)
— See accompanying schedule			$94,704,171
Foreign currency held at value (cost
$643)			642
Receivable for investments sold			1,694,891
Receivable for fund shares sold			133,462
Dividends receivable			20,453
Interest receivable			534
Prepaid expenses			144
Other affiliated receivables			154
Other receivables			25,599
Total assets			96,580,050

Liabilities
Payable to custodian bank		$223,341
Payable for investments purchased	.	1,183,026
Payable for fund shares redeemed	.	657,485
Accrued management fee		45,675
Other affiliated payables		42,277
Other payables and accrued
expenses		16,000
Collateral on securities loaned, at
value		1,178,600
Total liabilities			3,346,404

Net Assets			$93,233,646
Net Assets consist of:
Paid in capital			$296,595,195
Accumulated net investment loss			(425,031)
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions			(203,992,243)
Net unrealized appreciation (de-
preciation) on investments and as-
sets and liabilities in foreign
currencies			1,055,725
Net Assets, for 42,100,395 shares
outstanding			$93,233,646
Net Asset Value, offering price and
redemption price per share
($93,233,646 ÷ 42,100,395
shares)			$2.21

Statement of Operations
Six months ended August 31, 2005 (Unaudited)

Investment Income
Dividends		$60,724
Interest		21,694
Security lending		9,082
		91,500
Less foreign taxes withheld		(12,313)
Total income		79,187

Expenses
Management fee	$287,519
Transfer agent fees	221,847
Accounting and security lending
fees	25,493
Independent trustees’ compensation	229
Custodian fees and expenses	10,238
Registration fees	12,360
Audit	15,778
Legal	289
Miscellaneous	689
Total expenses before reductions	574,442
Expense reductions	(70,224)	504,218

Net investment income (loss)		(425,031)
Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:
Investment securities	1,042,873
Foreign currency transactions	6,879
Total net realized gain (loss)		1,049,752
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities	2,526,934
Assets and liabilities in foreign
currencies	(9,321)
Total change in net unrealized ap-
preciation (depreciation)		2,517,613
Net gain (loss)		3,567,365
Net increase (decrease) in net as-
sets resulting from operations		$3,142,334

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 28

Statement of Changes in Net Assets
	Six months ended	Year ended
	August 31, 2005	February 28,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (425,031)	$(1,254,482)
Net realized gain (loss)	1,049,752	(1,911,635)
Change in net unrealized appreciation (depreciation)	2,517,613	(35,483,085)
Net increase (decrease) in net assets resulting from operations	3,142,334	(38,649,202)
Share transactions
Proceeds from sales of shares	33,560,941	115,763,770
Cost of shares redeemed	(53,466,623)	(178,809,269)
Net increase (decrease) in net assets resulting from share transactions	(19,905,682)	(63,045,499)
Redemption fees	37,026	186,620
Total increase (decrease) in net assets	(16,726,322)	(101,508,081)

Net Assets
Beginning of period	109,959,968	211,468,049
End of period (including accumulated net investment loss of $425,031 and $0, respectively)	$ 93,233,646	$109,959,968

Other Information
Shares
Sold	15,850,915	52,179,386
Redeemed	(25,124,151)	(80,221,748)
Net increase (decrease)	(9,273,236)	(28,042,362)

Financial Highlights
	Six months ended
	August 31, 2005		Years ended February 28,
	(Unaudited)	2005	2004H	2003	2002	2001F
Selected Per Share Data
Net asset value, beginning of period	$ 2.14	$ 2.66	$ 1.52	$ 2.38	$ 4.14	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.01)	(.02)	(.02)	(.03)	(.03)	(.02)
Net realized and unrealized gain (loss)	08	(.50)	1.16	(.84)	(1.74)	(5.86)
Total from investment operations	07	(.52)	1.14	(.87)	(1.77)	(5.88)
Redemption fees added to paid in capitalE	—I	—I	—I	.01	.01	.02
Net asset value, end of period	$ 2.21	$ 2.14	$ 2.66	$ 1.52	$ 2.38	$ 4.14
Total ReturnB,C,D	3.27%	(19.55)%	75.00%	(36.13)%	(42.51)%	(58.60)%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.14%A	1.17%	1.43%	1.93%	1.58%	1.60%A
Expenses net of voluntary waivers, if any	1.14%A	1.17%	1.43%	1.93%	1.58%	1.60%A
Expenses net of all reductions	1.00%A	1.07%	1.39%	1.78%	1.52%	1.59%A
Net investment income (loss)	(.84)%A	(.89)%	(1.00)%	(1.45)%	(1.03)%	(.89)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 93,234	$ 109,960	$ 211,468	$ 77,981	$ 110,547	$ 130,351
Portfolio turnover rate	189%A	160%	57%	120%	177%	126%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FFor the period September 21, 2000 (commencement of operations) to February 28, 2001. GExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reduc tions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. HFor the year ended February 29. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Software and Computer Services Portfolio Investment Changes

Top Ten Stocks as of August 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Symantec Corp.	16.8	7.6
Microsoft Corp.	16.1	15.9
BEA Systems, Inc.	10.6	12.2
Google, Inc. Class A (sub. vtg.)	5.9	3.3
Oracle Corp.	4.4	4.4
Siebel Systems, Inc.	3.3	6.3
Nintendo Co. Ltd.	3.3	2.8
Quest Software, Inc.	2.5	2.9
The BISYS Group, Inc.	2.4	6.3
Affiliated Computer Services, Inc.
Class A	2.2	1.2
	67.5

* Includes short term investments and net other assets.

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report 30

Software and Computer Services Portfolio Investments August 31, 2005 (Unaudited) Showing Percentage of Net Assets

Common Stocks 96.9%
	Shares	Value (Note 1)

AEROSPACE & DEFENSE – 0.5%
Aerospace & Defense – 0.5%
Orbital Sciences Corp. (a)	245,400	$2,939,892
COMPUTERS & PERIPHERALS 3.5%
Computer Hardware 0.6%
Cray, Inc. (a)	1,391,000	1,544,010
International Business Machines Corp.	1,000	80,620
Sun Microsystems, Inc. (a)	501,100	1,904,180
		3,528,810
Computer Storage & Peripherals 2.9%
ActivCard Corp. (a)	775,000	3,681,250
Adaptec, Inc. (a)	675,000	2,241,000
Advanced Digital Information
Corp. (a)	500,000	4,465,000
Dot Hill Systems Corp. (a)	472,200	2,762,370
Seagate Technology	266,300	4,417,917
		17,567,537

TOTAL COMPUTERS & PERIPHERALS		21,096,347

DIVERSIFIED FINANCIAL SERVICES – 0.8%
Specialized Finance – 0.8%
The Nasdaq Stock Market, Inc. (a)	200,000	4,700,000
ELECTRONIC EQUIPMENT & INSTRUMENTS – 1.1%
Electronic Equipment & Instruments – 0.4%
National Instruments Corp.	93,100	2,643,109
Electronic Manufacturing Services – 0.7%
Xyratex Ltd. (a)	252,000	4,069,800

TOTAL ELECTRONIC EQUIPMENT &
INSTRUMENTS		6,712,909

HOTELS, RESTAURANTS & LEISURE – 0.5%
Hotels, Resorts & Cruise Lines – 0.5%
Ctrip.com International Ltd. sponsored
ADR	56,900	3,219,971
HOUSEHOLD DURABLES – 0.6%
Consumer Electronics – 0.6%
Ngai Lik Industrial Holdings Ltd.	8,244,000	1,198,695
Sanyo Electric Co. Ltd. (a)	835,000	2,212,846
		3,411,541

INTERNET & CATALOG RETAIL – 0.3%
Internet Retail 0.3%
GSI Commerce, Inc. (a)	99,500	1,791,995
INTERNET SOFTWARE & SERVICES – 9.6%
Internet Software & Services 9.6%
Google, Inc. Class A (sub. vtg.)	126,000	36,036,000
RealNetworks, Inc. (a)	41,400	223,146
SonicWALL, Inc. (a)	1,711,650	10,218,551

	Shares	Value (Note 1)
VeriSign, Inc. (a)	258,000	$5,624,400
Vitria Technology, Inc. (a)(e)	2,025,321	6,926,598
		59,028,695

IT SERVICES – 10.2%
Data Processing & Outsourced Services – 6.1%
Affiliated Computer Services, Inc.
Class A (a)(d)	253,200	13,153,740
Alliance Data Systems Corp. (a)	45,000	1,893,150
Computer Sciences Corp. (a)	25,000	1,113,750
First Data Corp.	100	4,155
Paychex, Inc.	114,500	3,907,885
Sabre Holdings Corp. Class A	130,900	2,510,662
The BISYS Group, Inc. (a)	980,800	14,643,344
		37,226,686
IT Consulting & Other Services – 4.1%
Accenture Ltd. Class A (a)	476,300	11,621,720
Infosys Technologies Ltd.	14,973	808,117
Kanbay International, Inc. (a)	482,811	10,761,857
SM&A (a)	262,400	2,330,112
		25,521,806

TOTAL IT SERVICES		62,748,492

SOFTWARE – 67.5%
Application Software 25.6%
Agile Software Corp. (a)	1,352,349	8,979,597
Altiris, Inc. (a)	3,900	50,895
Aspen Technology, Inc. (a)	585,800	2,940,716
BEA Systems, Inc. (a)	7,356,300	64,882,566
Concur Technologies, Inc. (a)	8,483	100,524
E.piphany, Inc. (a)	1,386,033	5,793,618
FileNET Corp. (a)	442,086	11,746,225
Hyperion Solutions Corp. (a)	200,000	8,674,000
JDA Software Group, Inc. (a)	365,000	5,164,750
NAVTEQ Corp.	93,400	4,346,836
Net 1 UEPS Technologies, Inc. (a)	255,000	6,306,150
Ninetowns Digital World Trade Ltd.
sponsored ADR (d)	322,000	1,751,680
Quest Software, Inc. (a)	1,112,600	15,086,856
SAP AG sponsored ADR	4,200	179,214
Siebel Systems, Inc.	2,457,300	20,272,725
SPSS, Inc. (a)	1,400	30,520
Verint Systems, Inc. (a)	19,010	725,041
		157,031,913
Home Entertainment Software – 3.3%
Nintendo Co. Ltd.	191,400	20,219,560
Systems Software 38.6%
Borland Software Corp. (a)	2,500	15,275
Microsoft Corp.	3,595,200	98,508,480
Oracle Corp. (a)	2,092,700	27,142,319
Red Hat, Inc. (a)	143,500	2,039,135

See accompanying notes which are an integral part of the financial statements.

31 Semiannual Report

Software and Computer Services Portfolio Investments (Unaudited) - continued

Common Stocks continued
	Shares	Value (Note 1)

SOFTWARE – CONTINUED
Systems Software – continued
Symantec Corp. (a)	4,903,871	$ 102,883,213
WatchGuard Technologies, Inc. (a)	1,392,812	6,128,373
		236,716,795

TOTAL SOFTWARE		413,968,268

SPECIALTY RETAIL – 2.3%
Computer & Electronics Retail – 2.3%
RadioShack Corp.	505,900	12,677,854
Tweeter Home Entertainment Group,
Inc. (a)	400,000	1,648,000
		14,325,854

TOTAL COMMON STOCKS
(Cost $637,170,021)		593,943,964

Money Market Funds 3.5%

Fidelity Cash Central Fund, 3.6% (b) .	16,644,140	16,644,140
Fidelity Securities Lending Cash
Central Fund, 3.61% (b)(c)	5,091,625	5,091,625
TOTAL MONEY MARKET FUNDS
(Cost $21,735,765)		21,735,765

TOTAL INVESTMENT PORTFOLIO 100.4%
(Cost $658,905,786)		615,679,729

NET OTHER ASSETS (0.4)%		(2,687,645)
NET ASSETS 100%		$ 612,992,084

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

(e) Affiliated company

Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund’s Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

	Value,				Value,
	beginning of				end of
Affiliate	period	Purchases	Sales Proceeds	Dividend Income	period
Vitria Technology, Inc.	$ 7,360,058	$230,656	$698,726	$—	$6,926,598
Total	$ 7,360,058	$230,656	$698,726	$—	$6,926,598

Income Tax Information

At February 28, 2005, the fund had a capital loss carryforward of approximately $159,270,045 of which $31,611,764 and $127,658,281 will expire on February 28, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 32

Software and Computer Services Portfolio Financial Statements

Statement of Assets and Liabilities
		August 31, 2005 (Unaudited)

Assets
Investment in securities, at value (in-
cluding securities loaned of
$5,012,825) (cost $658,905,786)
— See accompanying schedule			$615,679,729
Receivable for investments sold			4,426,172
Receivable for fund shares sold			213,351
Dividends receivable			298,513
Interest receivable			42,543
Prepaid expenses			767
Other affiliated receivables			2,199
Other receivables			38,467
Total assets			620,701,741

Liabilities
Payable for investments purchased	. $	603,599
Payable for fund shares redeemed	.	1,490,526
Accrued management fee		295,322
Other affiliated payables		194,887
Other payables and accrued
expenses		33,698
Collateral on securities loaned, at
value		5,091,625
Total liabilities			7,709,657

Net Assets			$612,992,084
Net Assets consist of:
Paid in capital			$794,672,269
Accumulated net investment loss			(1,583,994)
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions			(136,862,357)
Net unrealized appreciation (de-
preciation) on investments and as-
sets and liabilities in foreign
currencies			(43,233,834)
Net Assets, for 12,179,987 shares
outstanding			$612,992,084
Net Asset Value, offering price and
redemption price per share
($612,992,084 ÷ 12,179,987
shares)			$50.33

Statement of Operations
Six months ended August 31, 2005 (Unaudited)

Investment Income
Dividends		$1,057,812
Interest		259,055
Security lending		13,420
Total income		1,330,287

Expenses
Management fee	$1,791,997
Transfer agent fees	1,014,140
Accounting and security lending
fees	148,150
Independent trustees’ compensation	1,314
Custodian fees and expenses	27,174
Registration fees	33,313
Audit	20,442
Legal	1,677
Miscellaneous	4,507
Total expenses before reductions	3,042,714
Expense reductions	(130,157)	2,912,557

Net investment income (loss)		(1,582,270)
Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:
Investment securities (net of for-
eign taxes of $1,288,440) (In-
cluding realized gain (loss) of
$186,942 from affiliated
issuers)	29,151,038
Foreign currency transactions	(51,223)
Total net realized gain (loss)		29,099,815
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities (net of de-
crease in deferred foreign taxes
of $1,919,978)	4,074,978
Assets and liabilities in foreign
currencies	5,176
Total change in net unrealized ap-
preciation (depreciation)		4,080,154
Net gain (loss)		33,179,969
Net increase (decrease) in net as-
sets resulting from operations		$31,597,699

See accompanying notes which are an integral part of the financial statements.

33 Semiannual Report

Software and Computer Services Portfolio Financial Statements - continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	August 31, 2005	February 28,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,582,270)	$8,278,210
Net realized gain (loss)	29,099,815	95,409,101
Change in net unrealized appreciation (depreciation)	4,080,154	(157,612,606)
Net increase (decrease) in net assets resulting from operations	31,597,699	(53,925,295)
Distributions to shareholders from net investment income	—	(8,110,612)
Share transactions
Proceeds from sales of shares	82,298,687	155,011,085
Reinvestment of distributions	—	7,703,457
Cost of shares redeemed	(181,940,200)	(266,698,522)
Net increase (decrease) in net assets resulting from share transactions	(99,641,513)	(103,983,980)
Redemption fees	47,433	61,959
Total increase (decrease) in net assets	(67,996,381)	(165,957,928)

Net Assets
Beginning of period	680,988,465	846,946,393
End of period (including accumulated net investment loss of $1,583,994 and accumulated net investment loss of
$1,724, respectively)	$ 612,992,084	$680,988,465

Other Information
Shares
Sold	1,672,085	3,179,188
Issued in reinvestment of distributions	—	148,715
Redeemed	(3,798,670)	(5,507,739)
Net increase (decrease)	(2,126,585)	(2,179,836)

Financial Highlights
	Six months ended
	August 31, 2005		Years ended February 28,
	(Unaudited)	2005	2004I	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 47.60	$ 51.37	$ 35.48	$ 41.84	$ 45.33	$ 105.09
Income from Investment Operations
Net investment income (loss)E	(.12)	.53F	(.24)G	(.24)	(.26)	(.29)
Net realized and unrealized gain (loss)	2.85	(3.79)	16.12	(6.13)	(3.02)	(28.23)
Total from investment operations	2.73	(3.26)	15.88	(6.37)	(3.28)	(28.52)
Distributions from net investment income	—	(.51)	—	—	—	—
Distributions from net realized gain	—	—	—	—	(.24)	(31.32)
Total distributions	—	(.51)	—	—	(.24)	(31.32)
Redemption fees added to paid in capitalE	—J	—J	.01	.01	.03	.08
Net asset value, end of period	$ 50.33	$ 47.60	$ 51.37	$ 35.48	$ 41.84	$ 45.33
Total ReturnB,C,D	5.74%	(6.43)%	44.79%	(15.20)%	(7.08)%	(35.27)%
Ratios to Average Net AssetsH
Expenses before expense reductions	97%A	.98%	1.09%	1.18%	1.09%	1.00%
Expenses net of voluntary waivers, if any	97%A	.98%	1.09%	1.18%	1.09%	1.00%
Expenses net of all reductions	93%A	.92%	1.06%	1.05%	1.05%	.99%
Net investment income (loss)	(.50)%A	1.09%F	(.53)%	(.65)%	(.57)%	(.36)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 612,992	$ 680,988	$ 846,946	$ 617,904	$ 782,519	$ 921,678
Portfolio turnover rate	44%A	94%	81%	198%	325%	272%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.76 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (.48)%. GInvestment income per share reflects a special dividend which amounted to $.03 per share. HExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. IFor the year ended February 29. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 34

Technology Portfolio Investment Changes

Top Ten Stocks as of August 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Intel Corp.	10.4	11.0
Microsoft Corp.	7.3	5.5
Dell, Inc.	5.2	4.7
Cisco Systems, Inc.	4.7	6.9
Oracle Corp.	4.3	2.4
Google, Inc. Class A (sub. vtg.)	3.4	2.5
Research In Motion Ltd.	3.3	0.5
Symantec Corp.	2.9	0.6
eBay, Inc.	2.7	4.2
Apple Computer, Inc.	2.5	2.3
	46.7

* Includes short term investments and net other assets.

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

35 Semiannual Report

Technology Portfolio Investments August 31, 2005 (Unaudited) Showing Percentage of Net Assets

Common Stocks 98.1%
	Shares	Value (Note 1)

AUTO COMPONENTS – 0.1%
Auto Parts & Equipment 0.1%
IMPCO Technologies, Inc. (a)	357,700	$2,357,243
COMMERCIAL SERVICES & SUPPLIES 0.3%
Diversified Commercial & Professional Services 0.3%
ChoicePoint, Inc. (a)	150,000	6,439,500
COMMUNICATIONS EQUIPMENT – 15.6%
Communications Equipment – 15.6%
Alcatel SA sponsored ADR (a)	200,000	2,334,000
Alvarion Ltd. (a)	100,000	862,000
Avaya, Inc. (a)	500,000	5,100,000
Cisco Systems, Inc. (a)	5,000,000	88,100,000
Comba Telecom Systems Holdings Ltd.	2,620,000	775,392
Comverse Technology, Inc. (a)	300,030	7,734,773
Corning, Inc. (a)	700,000	13,972,000
F5 Networks, Inc. (a)	250,000	10,322,500
ITF Optical Technologies, Inc.
Series A (f)	65,118	1
Ixia (a)	100,000	1,796,000
Juniper Networks, Inc. (a)	500,000	11,370,000
Lucent Technologies, Inc. (a)	5,500,000	16,940,000
Motorola, Inc.	2,000,000	43,760,000
Nokia Corp. sponsored ADR	1,000,000	15,770,000
Nortel Networks Corp. (a)	200,000	608,000
QUALCOMM, Inc.	200,000	7,942,000
Research In Motion Ltd. (a)	800,000	62,521,377
Tellabs, Inc. (a)	500,000	4,445,000
		294,353,043

COMPUTERS & PERIPHERALS 14.4%
Computer Hardware 8.7%
Apple Computer, Inc. (a)	1,000,000	46,930,000
Avid Technology, Inc. (a)	300,000	11,205,000
Dell, Inc. (a)	2,750,000	97,900,000
Quanta Computer, Inc.	5,000,000	7,954,198
		163,989,198
Computer Storage & Peripherals 5.7%
EMC Corp. (a)	3,500,000	45,010,000
Lexmark International, Inc. Class A (a) .	300,000	18,894,000
McDATA Corp. Class A (a)	200,000	1,076,000
Network Appliance, Inc. (a)	900,000	21,366,000
Seagate Technology	1,000,000	16,590,000
Western Digital Corp. (a)	300,000	4,155,000
		107,091,000

TOTAL COMPUTERS & PERIPHERALS		271,080,198

ELECTRICAL EQUIPMENT – 2.2%
Electrical Components & Equipment – 2.2%
Evergreen Solar, Inc. (a)(d)	2,500,000	17,625,000

	Shares	Value (Note 1)
Motech Industries, Inc.	874,963	$10,285,825
SolarWorld AG	125,000	13,726,581
		41,637,406

ELECTRONIC EQUIPMENT & INSTRUMENTS – 3.7%
Electronic Equipment & Instruments – 0.4%
Amphenol Corp. Class A	125,000	5,301,250
Symbol Technologies, Inc.	159,997	1,468,772
		6,770,022
Electronic Manufacturing Services – 1.5%
Flextronics International Ltd. (a)	400,000	5,224,000
Hon Hai Precision Industry Co. Ltd.
(Foxconn)	4,500,000	23,221,374
		28,445,374
Technology Distributors – 1.8%
Arrow Electronics, Inc. (a)	325,000	9,691,500
Avnet, Inc. (a)	500,000	12,525,000
CDW Corp.	200,000	11,816,000
		34,032,500

TOTAL ELECTRONIC EQUIPMENT &
INSTRUMENTS		69,247,896

HEALTH CARE EQUIPMENT & SUPPLIES – 0.2%
Health Care Equipment 0.2%
Waters Corp. (a)	100,000	4,547,000
HOUSEHOLD DURABLES – 0.6%
Consumer Electronics – 0.6%
Harman International Industries, Inc.	100,000	10,340,000
INTERNET & CATALOG RETAIL – 2.7%
Internet Retail 2.7%
eBay, Inc. (a)(d)	1,250,000	50,612,500
INTERNET SOFTWARE & SERVICES – 5.6%
Internet Software & Services 5.6%
Akamai Technologies, Inc. (a)	400,000	5,536,000
CNET Networks, Inc. (a)	100,000	1,338,000
Google, Inc. Class A (sub. vtg.)	225,000	64,350,000
InfoSpace, Inc. (a)	100,000	2,496,000
Openwave Systems, Inc. (a)	300,010	5,163,172
Sohu.com, Inc. (a)	100,000	1,748,000
Yahoo!, Inc. (a)	750,000	25,005,000
		105,636,172

IT SERVICES – 8.1%
Data Processing & Outsourced Services – 5.4%
Affiliated Computer Services, Inc.
Class A (a)	500,000	25,975,000
Certegy, Inc.	100,000	3,438,000
DST Systems, Inc. (a)	50,000	2,685,000
First Data Corp.	700,000	29,085,000
Hewitt Associates, Inc. Class A (a)	600,000	17,400,000
Paychex, Inc.	500,000	17,065,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 36

Common Stocks continued
	Shares	Value (Note 1)

IT SERVICES – CONTINUED
Data Processing & Outsourced Services – continued
Sabre Holdings Corp. Class A	200,000	$ 3,836,000
The BISYS Group, Inc. (a)	125,000	1,866,250
		101,350,250
IT Consulting & Other Services – 2.7%
Accenture Ltd. Class A (a)	800,000	19,520,000
HCL Infosystems Ltd. (a)	400,000	2,386,826
HCL Technologies Ltd.	200,000	2,073,822
Infosys Technologies Ltd.	200,000	10,794,321
Satyam Computer Services Ltd.
sponsored ADR	600,000	16,422,000
		51,196,969

TOTAL IT SERVICES		152,547,219

MEDIA – 0.5%
Publishing – 0.5%
Getty Images, Inc. (a)	100,000	8,559,000
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 22.1%
Semiconductor Equipment – 1.7%
ASML Holding NV (NY Shares) (a)	700,000	11,830,000
Cohu, Inc.	100,000	2,442,000
KLA Tencor Corp.	200,000	10,152,000
Lam Research Corp. (a)	150,000	4,755,000
Tessera Technologies, Inc. (a)	100,000	3,318,000
		32,497,000
Semiconductors – 20.4%
Advanced Semiconductor Engineering,
Inc.	5,000,000	3,427,481
Analog Devices, Inc.	950,000	34,627,500
Applied Micro Circuits Corp. (a)	1,000,000	2,750,000
ARM Holdings PLC sponsored ADR	800,000	5,048,000
Freescale Semiconductor, Inc.:
Class A (a)	300,000	7,164,000
Class B (a)	500,000	12,040,000
Intel Corp.	7,600,000	195,472,001
Intersil Corp. Class A	400,000	8,400,000
Linear Technology Corp.	400,000	15,172,000
Marvell Technology Group Ltd. (a)	175,000	8,258,250
Maxim Integrated Products, Inc.	500,000	21,325,000
National Semiconductor Corp.	1,300,000	32,409,000
PMC Sierra, Inc. (a)	572,565	4,855,351
Samsung Electronics Co. Ltd.	15,000	7,857,484
Texas Instruments, Inc.	400,000	13,072,000

	Shares	Value (Note 1)
Trident Microsystems, Inc. (a)	150,000	$ 5,268,000
Vitesse Semiconductor Corp. (a)	3,000,000	6,570,000
		383,716,067

TOTAL SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT		416,213,067

SOFTWARE – 20.3%
Application Software 3.6%
Amdocs Ltd. (a)	300,000	8,805,000
BEA Systems, Inc. (a)	1,100,000	9,702,000
Citrix Systems, Inc. (a)	550,000	13,090,000
Cognos, Inc. (a)	200,000	7,189,251
Mercury Interactive Corp. (a)	200,000	7,334,000
Monterey Design Systems (a)(f)	62,733	1
Parametric Technology Corp. (a)	500,000	3,030,000
Quest Software, Inc. (a)	750,000	10,170,000
TIBCO Software, Inc. (a)	1,000,000	7,640,000
		66,960,252
Home Entertainment Software – 1.3%
Activision, Inc. (a)	1,000,000	22,350,000
Take Two Interactive Software, Inc. (a) .	100,000	2,380,000
		24,730,000
Systems Software 15.4%
Adobe Systems, Inc.	500,000	13,520,000
Macrovision Corp. (a)	200,000	3,700,000
Microsoft Corp.	5,000,000	137,000,000
Oracle Corp. (a)	6,300,000	81,711,000
Symantec Corp. (a)	2,600,000	54,548,000
		290,479,000

TOTAL SOFTWARE		382,169,252

SPECIALTY RETAIL – 0.2%
Computer & Electronics Retail – 0.2%
Best Buy Co., Inc.	75,000	3,574,500
WIRELESS TELECOMMUNICATION SERVICES 1.5%
Wireless Telecommunication Services – 1.5%
Crown Castle International Corp. (a)	500,000	12,380,000
Sprint Nextel Corp.	400,000	10,372,000
Syniverse Holdings, Inc.	300,000	4,701,000
		27,453,000

TOTAL COMMON STOCKS
(Cost $1,821,633,075)		1,846,766,996

See accompanying notes which are an integral part of the financial statements.

37 Semiannual Report

Technology Portfolio Investments (Unaudited) - continued

Convertible Preferred Stocks 0.0%
	Shares	Value (Note 1)
COMMUNICATIONS EQUIPMENT – 0.0%
Communications Equipment – 0.0%
Chorum Technologies, Inc.
Series E (a)(f)	33,100	$0
Procket Networks, Inc. Series C (a)(f)	504,045	5
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $5,474,510)		5

Convertible Bonds 0.1%
	Principal
	Amount
ELECTRICAL EQUIPMENT 0.1%
Electrical Components & Equipment – 0.1%
Evergreen Solar, Inc. 4.375%
7/1/12 (e)
(Cost $2,020,000)	$ 2,020,000	2,247,250

Money Market Funds 1.4%
	Shares
Fidelity Cash Central Fund, 3.6% (b)	6,583,781	6,583,781
Fidelity Securities Lending Cash
Central Fund, 3.61% (b)(c)	19,748,500	19,748,500
TOTAL MONEY MARKET FUNDS
(Cost $26,332,281)		26,332,281

TOTAL INVESTMENT PORTFOLIO 99.6%
(Cost $1,855,459,866)		1,875,346,532

NET OTHER ASSETS 0.4%		7,851,833
NET ASSETS 100%		$1,883,198,365

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,247,250 or 0.1% of net assets.

(f) Restricted securities – Investment in securities not registered under the
Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7 or 0.0% of net assets.

Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$570,644
ITF Optical Technologies, Inc.
Series A	10/11/00	$3,269,910
Monterey Design Systems	11/1/00	$3,293,498
	11/15/00 -
Procket Networks, Inc. Series C	12/26/00	$4,977,948

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	86.1%
Canada	3.7%
Taiwan	2.4%
India	1.7%
Bermuda	1.4%
Others (individually less than 1%)	4.7%
100.0%

Income Tax Information

At February 28, 2005, the fund had a capital loss carryforward of approximately $2,767,654,688 of which $1,989,204,200 and $778,450,488 will expire on February 28, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 38

Technology Portfolio Financial Statements

Statement of Assets and Liabilities
	August 31, 2005 (Unaudited)

Assets
Investment in securities, at value (in-
cluding securities loaned of
$19,434,020) (cost
$1,855,459,866) — See accom-
panying schedule	$1,875,346,532
Foreign currency held at value (cost
$21,137,982)		20,550,023
Receivable for investments sold		17,008,918
Receivable for fund shares sold		1,213,555
Dividends receivable		1,233,675
Interest receivable		48,521
Prepaid expenses		2,221
Other affiliated receivables		627
Other receivables		378,518
Total assets		1,915,782,590

Liabilities
Payable to custodian bank	$25,073
Payable for investments purchased .	4,459,139
Payable for fund shares redeemed .	6,545,030
Accrued management fee	915,715
Other affiliated payables	667,901
Other payables and accrued
expenses	222,867
Collateral on securities loaned, at
value	19,748,500
Total liabilities		32,584,225

Net Assets	$ 1,883,198,365
Net Assets consist of:
Paid in capital	$4,579,763,980
Accumulated net investment loss		(4,397,820)
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions	(2,711,289,259)
Net unrealized appreciation (de-
preciation) on investments and as-
sets and liabilities in foreign
currencies		19,121,464
Net Assets, for 30,878,186 shares
outstanding	$ 1,883,198,365
Net Asset Value, offering price and
redemption price per share
($1,883,198,365 ÷ 30,878,186
shares)		$60.99

Statement of Operations
Six months ended August 31, 2005 (Unaudited)

Investment Income
Dividends		$3,831,127
Interest		341,067
Security lending		71,664
Total income		4,243,858

Expenses
Management fee	$5,334,864
Transfer agent fees	3,542,839
Accounting and security lending
fees	366,790
Independent trustees’ compensation	4,055
Custodian fees and expenses	107,235
Registration fees	49,128
Audit	23,666
Legal	5,918
Interest	1,268
Miscellaneous	12,901
Total expenses before reductions	9,448,664
Expense reductions	(809,804)	8,638,860

Net investment income (loss)		(4,395,002)
Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:
Investment securities (net of for-
eign taxes of $104,936)	86,049,648
Foreign currency transactions	(465,382)
Total net realized gain (loss)		85,584,266
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities (net of in-
crease in deferred foreign taxes
of $175,705)	22,688,333
Assets and liabilities in foreign
currencies	(602,470)
Total change in net unrealized ap-
preciation (depreciation)		22,085,863
Net gain (loss)		107,670,129
Net increase (decrease) in net as-
sets resulting from operations		$103,275,127

See accompanying notes which are an integral part of the financial statements.

39 Semiannual Report

Technology Portfolio Financial Statements - continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	August 31, 2005	February 28,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (4,395,002)	$ 4,302,339
Net realized gain (loss)	85,584,266	189,387,528
Change in net unrealized appreciation (depreciation)	22,085,863	(375,897,548)
Net increase (decrease) in net assets resulting from operations	103,275,127	(182,207,681)
Distributions to shareholders from net investment income	—	(5,976,190)
Share transactions
Proceeds from sales of shares	212,200,461	381,187,720
Reinvestment of distributions	—	5,775,266
Cost of shares redeemed	(386,414,941)	(844,222,054)
Net increase (decrease) in net assets resulting from share transactions	(174,214,480)	(457,259,068)
Redemption fees	120,706	287,814
Total increase (decrease) in net assets	(70,818,647)	(645,155,125)

Net Assets
Beginning of period	1,954,017,012	2,599,172,137
End of period (including accumulated net investment loss of $4,397,820 and distributions in excess of net investment
income of $2,818, respectively)	$ 1,883,198,365	$ 1,954,017,012

Other Information
Shares
Sold	3,614,896	6,743,814
Issued in reinvestment of distributions	—	94,599
Redeemed	(6,648,657)	(14,886,227)
Net increase (decrease)	(3,033,761)	(8,047,814)

Financial Highlights
	Six months ended
	August 31, 2005		Years ended February 28,
	(Unaudited)	2005	2004H	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 57.62	$ 61.94	$ 38.44	$ 52.07	$ 69.00	$ 195.92
Income from Investment Operations
Net investment income (loss)E	(.14)	.11F	(.42)	(.37)	(.45)	(.65)
Net realized and unrealized gain (loss)	3.51	(4.28)	23.91	(13.28)	(16.50)	(105.68)
Total from investment operations	3.37	(4.17)	23.49	(13.65)	(16.95)	(106.33)
Distributions from net investment income	—	(.16)	—	—	—	—
Distributions from net realized gain	—	—	—	—	—	(8.60)
Distributions in excess of net realized gain	—	—	—	—	—	(12.13)
Total distributions	—	(.16)	—	—	—	(20.73)
Redemption fees added to paid in capitalE	—I	.01	.01	.02	.02	.14
Net asset value, end of period	$ 60.99	$ 57.62	$ 61.94	$ 38.44	$ 52.07	$ 69.00
Total ReturnB,C,D	5.85%	(6.73)%	61.13%	(26.18)%	(24.54)%	(59.05)%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.01%A	1.01%	1.19%	1.39%	1.19%	.95%
Expenses net of voluntary waivers, if any	1.01%A	1.01%	1.19%	1.39%	1.19%	.95%
Expenses net of all reductions	93%A	.94%	1.14%	1.22%	1.13%	.94%
Net investment income (loss)	(.47)%A	.20%F	(.80)%	(.86)%	(.73)%	(.46)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,883,198	$1,954,017	$2,599,172	$1,484,150	$2,245,312	$3,245,537
Portfolio turnover rate	125%A	104%	127%	153%	184%	114%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.48 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (.65)%. GExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. HFor the year ended February 29. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 40

Notes to Financial Statements For the period ended August 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Business Services and Outsourcing Portfolio, Computers Portfolio, Developing Communications Portfolio, Electronics Portfolio, Networking and Infrastructure Portfolio, Software and Computer Services Portfolio, and Technology Portfolio (the funds) are non diversified funds of Fidelity Select Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each fund is authorized to issue an unlimited number of shares. Certain fund’s investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. In addition, each fund intends to calculate a NAV each hour on the hour (until one hour prior to the close of business on the NYSE) under normal business conditions. Each fund’s investments are valued as of these times for the purpose of computing the fund’s hourly NAV. Fidelity may suspend the calculation of one or more hourly NAVs for funds for any period in which prices for a portion of the stocks or securities held by the funds are not readily available.

Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open end invest ment companies are valued at their net asset value each business day.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Pur chases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the funds are informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non recurring dividends recognized by the funds are presented separately on the Statement of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortiza tion of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Electronics Portfolio, independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each applicable fund or are invested in a cross section of other Fidelity funds, and are marked to market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

41 Semiannual Report

Notes to Financial Statements (Unaudited) continued 1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to short term capital gains, foreign currency transactions, market discount, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each fund:

	Cost for Federal			Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation/
	Purposes	Appreciation	Depreciation	(Depreciation)
Business Services and Outsourcing Portfolio	$ 27,494,031	$6,118,551	$(450,071)	$5,668,480
Computers Portfolio	557,857,924	65,139,712	(37,282,728)	27,856,984
Developing Communications Portfolio	488,906,510	37,040,892	(69,734,848)	(32,693,956)
Electronics Portfolio	2,702,994,409	276,289,894	(175,735,222)	100,554,672
Networking and Infrastructure Portfolio	93,816,849	9,017,147	(8,129,825)	887,322
Software and Computer Services Portfolio	665,849,966	35,850,211	(86,020,448)	(50,170,237)
Technology Portfolio	1,873,502,527	127,722,581	(125,878,576)	1,844,005

Trading (Redemption) Fees. Shares in the funds held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital. Shareholders are also subject to an additional $7.50 fee for shares exchanged into another Fidelity fund (see Note 4).

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Business Services and Outsourcing Portfolio	5,503,881	12,404,276
Computers Portfolio	354,380,907	469,410,945
Developing Communications Portfolio	368,410,961	453,024,617
Electronics Portfolio	1,202,210,540	1,462,768,518
Networking and Infrastructure Portfolio	94,019,204	113,114,316
Software and Computer Services Portfolio	134,360,841	252,152,755
Technology Portfolio	1,147,725,842	1,345,941,727

Semiannual Report

42

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly manage ment fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund’s average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund’s annualized management fee rate expressed as a percentage of each fund’s average net assets was as follows:

	Individual Rate	Group Rate	Total
Business Services and Outsourcing Portfolio	30%	.27%	.57%
Computers Portfolio	30%	.27%	.57%
Developing Communications Portfolio	30%	.27%	.57%
Electronics Portfolio	30%	.27%	.57%
Networking and Infrastructure Portfolio	30%	.27%	.57%
Software and Computer Services Portfolio	30%	.27%	.57%
Technology Portfolio	30%	.27%	.57%

Sales Load. Fidelity Distributors Corporation (FDC), an affiliate of FMR, is the general distributor of the funds. Shares purchased prior to October 12, 1990, were subject to a 1% deferred sales charge upon redemption or exchange to any other Fidelity fund (other than Select funds). Effective July 1, 2005, the deferred sales charge was eliminated. For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Business Services and Outsourcing Portfolio	$ 369
Computers Portfolio	1,300
Developing Communications Portfolio	1,333
Electronics Portfolio	3,714
Networking and Infrastructure Portfolio	40
Software and Computer Services Portfolio	2,221
Technology Portfolio	15,439

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds’ transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Business Services and Outsourcing Portfolio	40%
Computers Portfolio	41%
Developing Communications Portfolio	43%
Electronics Portfolio	33%
Networking and Infrastructure Portfolio	44%
Software and Computer Services Portfolio	32%
Technology Portfolio	38%

Accounting and Security Lending Fees. FSC maintains each fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

43 Semiannual Report

Notes to Financial Statements (Unaudited) continued 4. Fees and Other Transactions with Affiliates continued

Affiliated Central Funds. Certain funds may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Money Market Central Funds do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Money Market Central Funds are noted in the table below:

Income Distributions
Business Services and Outsourcing Portfolio	$54,215
Computers Portfolio	67,632
Developing Communications Portfolio	500,266
Electronics Portfolio	1,551,930
Networking and Infrastructure Portfolio	55,853
Software and Computer Services Portfolio	364,571
Technology Portfolio	724,267

Exchange Fees. FSC receives the proceeds of $7.50 to cover administrative costs associated with exchanges out of the funds to any other Fidelity Select fund or to any other Fidelity fund. For the period, exchange fees retained by FSC were as follows:

Retained
by FSC
Business Services and Outsourcing Portfolio	$465
Computers Portfolio	9,180
Developing Communications Portfolio	11,303
Electronics Portfolio	26,738
Networking and Infrastructure Portfolio	1,793
Software and Computer Services Portfolio	6,728
Technology Portfolio	20,745

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Business Services and Outsourcing Portfolio	$ 1,523
Computers Portfolio	28,697
Developing Communications Portfolio	71,497
Electronics Portfolio	97,342
Networking and Infrastructure Portfolio	19,921
Software and Computer Services Portfolio	61,833
Technology Portfolio	145,682

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applica ble fund’s activity in this program during the period for which loans were outstanding was as follows:

			Weighted	Interest Earned
	Borrower or	Average Daily	Average	(included in	Interest
	Lender	Loan Balance	Interest Rate	income)	Expense
Computers Portfolio	Borrower	$ 3,663,500	3.37%	$ —	$687
Technology Portfolio	Borrower	4,440,667	3.43%	—	1,268

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

44

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund’s Statement of Assets and Liabilities.

7. Bank Borrowings.

Each fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank’s base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable fund’s activity in this program during the period for which loans were outstanding was as follows:

	Average Daily Loan	Weighted Average
	Balance	Interest Rate
Developing Communications Portfolio	$ 6,101,000	3.50%

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain funds provided services to these funds in addition to trade execution. These services included payments of expenses on behalf of each applicable fund. In addition, through arrangements with each applicable fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund’s expenses. All of the applicable expense reductions are noted in the table below.

			Transfer
		Custody	Agent	Accounting
	Brokerage Service	expense	expense	expense
	Arrangements	reduction	reduction	reduction
Business Services and Outsourcing Portfolio	$ 7,748	$—	$—	$—
Computers Portfolio	157,510	—	2,097	—
Developing Communications Portfolio	290,791	—	1,339	—
Electronics Portfolio	1,201,449	839	11,892	—
Networking and Infrastructure Portfolio	69,702	—	522	—
Software and Computer Services Portfolio	127,459	710	1,988	—
Technology Portfolio	798,926	—	10,878	—

9. Other.

The funds’ organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

45 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Select Business Services and Outsourcing
Select Computers
Select Developing Communications
Select Electronics
Select Networking and Infrastructure
Select Software and Computer Services
Select Technology

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to each fund and its shareholders by Fidelity (including the investment performance of each fund); (2) the competitiveness of the man agement fee and total expenses of each fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (4) the extent to which economies of scale would be realized as each fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the backgrounds of the funds’ portfolio managers and the funds’ investment objectives and disciplines. The independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Invest ment Advisers’ investment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitor ing of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, each fund’s compliance policies and procedures.

Semiannual Report

46

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market informa tion through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund’s absolute investment performance, as well as each fund’s relative investment performance measured against (i) a proprietary custom index (or a Goldman Sachs index that reflects the market sector in which the fund invests, in the case of Select Technology), and (ii) a peer group of mutual funds over multiple periods. For each of Select Business and Outsourcing, Select Computers, Select Developing Communications, Select Electronics, Select Software and Computer Services, and Select Technology, the following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the fund’s returns, the returns of a propri etary custom index (or a Goldman Sachs index, in the case of Select Technology) (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. Because Select Networking and Infrastructure had been in existence less than five calendar years, the following charts considered by the Board show, for the one and three year periods ended December 31, 2004, the fund’s returns, the returns of a proprietary custom index, and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund. For each fund (other than Select Technology), the fund’s propri etary custom index is an index developed and periodically revised by FMR that is a market capitalization weighted index of securities that meet the fund’s 80% name test.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for the one year period, the fourth quartile for the three year period, and the third quartile for the five year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds that focus on different industries and sectors than the fund. The Board also stated that the relative investment performance of the fund has compared favorably to its benchmark over time.

47 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the fourth quartile for the one year period and the second quartile for the three and five year periods. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the funds in the peer group typically have broader investment man dates than the fund, which focuses on a particular subset of companies within the science and technology industries. The Board also stated that the relative investment performance of the fund was lower than its benchmark over time. In the absence of a meaningful peer group comparison for the fund and in consideration of the fund’s exposure to a narrow market sector, the Board focused its review on the fund’s relative investment performance measured against its benchmark. In light of that comparison, the Board discussed with FMR actions to be taken by FMR to improve the fund’s below benchmark performance.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for the one and three year periods and the second quartile for the five year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the funds in the peer group typically have broader investment man dates than the fund, which focuses on a particular subset of companies within the science and technology industries. The Board also stated that the relative investment performance of the fund was lower than its benchmark for certain periods, although the five year cumulative total return of the fund compared favorably to its benchmark. In the absence of a meaningful peer group comparison for the fund and in consideration of the fund’s exposure to a narrow market sector, the Board focused its review on the fund’s relative investment performance measured against its benchmark. In light of that comparison, the Board discussed with FMR actions to be taken by FMR to improve the fund’s below benchmark performance.

Semiannual Report

48

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the fourth quartile for the one and three year periods and the first quartile for the five year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the funds in the peer group typically have broader investment man dates than the fund, which focuses on a particular subset of companies within the science and technology industries. The Board also stated that the relative investment performance of the fund was lower than its benchmark for certain periods, although the one year cumulative total return of the fund compared favorably to its benchmark.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the third quartile for the one year period and the fourth quartile for the three year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the funds in the peer group typically have broader investment mandates than the fund, which focuses on a particular subset of companies within the science and technology industries. The Board also stated that the relative invest ment performance of the fund was lower than its benchmark over time. In the absence of a meaningful peer group comparison for the fund and in consideration of the fund’s exposure to a narrow market sector, the Board focused its review on the fund’s relative investment performance measured against its benchmark. In light of that comparison, the Board discussed with FMR actions to be taken by FMR to improve the fund’s below benchmark performance.

49 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for the one year period and the first quartile for the three and five year periods. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the funds in the peer group typically have broader investment man dates than the fund, which focuses on a particular subset of companies within the science and technology industries. The Board also stated that the relative investment performance of the fund has compared favorably to its benchmark over time, although the fund’s one year cumulative total return was lower than its benchmark.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the third quartile for the one year period and the second quartile for the three and five year periods. The Board also stated that the relative investment performance of the fund was lower than its benchmark over time.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit each fund’s

Semiannual Report

50

shareholders, particularly in light of the Board’s view that each fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board’s management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund’s. For example, a TMG % of 19% would mean that 81% of the funds in the Total Mapped Group had higher management fees than a fund. The “Asset Size Peer Group” (ASPG) compari son focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which a fund’s management fee ranked, is also included in the charts and considered by the Board.

51 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Semiannual Report 52

The Board noted that each fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Based on its review, the Board concluded that each fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund’s total expenses, the Board considered the fund’s management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund’s total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund’s total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

53 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the busi ness of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggre gate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After consider ing PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the funds’ business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in each fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that each fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s management increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particu lar fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the exist ing advisory fee structures are fair and reasonable, and that each fund’s existing Advisory Contracts should be renewed.

Semiannual Report

54

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvest ment of dividends and capital gains, and the effects of any sales charges.

55 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub-Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K. Limited)
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
Brown Brothers Harriman & Co.
Boston, MA
Corporate Headquarters
82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection
Mutual Fund 24 Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-8888
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®)	(automated phone logo) 1-800-544-5555

(automated phone logo) Automated line for quickest service

SELTEC USAN 1005 1.813671.100

Fidelity® Select Portfolios® Utilities Sector

Telecommunications Utilities Growth Wireless

Semiannual Report August 31, 2005

Contents

Shareholder Expense Example	3
Fund Updates*
Utilities Sector
Telecommunications	4
Utilities Growth	9
Wireless	14
Notes to Financial Statements	19
Board Approval of Investment	23
Advisory Contracts and
Management Fees

* Fund updates for each Select Portfolio include: Investment Changes, Investments, and Financial Statements.

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) website at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by Fidelity Distributors
Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washing ton, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, redemption fees, exchange fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2005 to August 31, 2005).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	March 1, 2005
	March 1, 2005	August 31, 2005	to August 31, 2005
Telecommunications Portfolio
Actual	$ 1,000.00	$1,077.10	$5.60
HypotheticalA	$ 1,000.00	$1,019.81	$5.45
Utilities Growth Portfolio
Actual	$ 1,000.00	$1,105.20	$5.15
HypotheticalA	$ 1,000.00	$1,020.32	$4.94
Wireless Portfolio
Actual	$ 1,000.00	$1,170.50	$5.53
HypotheticalA	$ 1,000.00	$1,020.11	$5.14

A 5% return per year before expenses

* Expenses are equal to each Fund’s annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Telecommunications Portfolio	1.07%
Utilities Growth Portfolio	97%
Wireless Portfolio	1.01%

33 Semiannual Report

Telecommunications Portfolio Investment Changes

Top Ten Stocks as of August 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Qwest Communications
International, Inc.	10.9	11.6
SBC Communications, Inc.	10.5	11.2
Sprint Nextel Corp.	9.6	11.2
Verizon Communications, Inc.	9.0	10.5
Motorola, Inc.	6.0	2.2
Corning, Inc.	5.0	0.0
Vodafone Group PLC sponsored
ADR	4.9	4.6
ALLTEL Corp.	4.8	5.3
BellSouth Corp.	4.7	4.9
Nextel Partners, Inc. Class A	4.1	3.3
	69.5

* Includes short term investments and net other assets.

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report 4

Telecommunications Portfolio Investments August 31, 2005 (Unaudited) Showing Percentage of Net Assets

Common Stocks 98.8%
	Shares	Value (Note 1)

COMMUNICATIONS EQUIPMENT – 27.5%
Communications Equipment – 27.5%
ADC Telecommunications, Inc. (a)	260,257	$ 5,449,782
Andrew Corp. (a)	154,600	1,782,538
Avaya, Inc. (a)	17,600	179,520
Cisco Systems, Inc. (a)	71,700	1,263,354
Comverse Technology, Inc. (a)	38,100	982,218
Corning, Inc. (a)	883,700	17,638,652
Juniper Networks, Inc. (a)	318,300	7,238,142
Lucent Technologies, Inc. (a)	1,858,200	5,723,256
Motorola, Inc.	980,600	21,455,528
Nokia Corp. sponsored ADR	799,100	12,601,807
Nortel Networks Corp. (a)	2,700,800	8,210,432
QUALCOMM, Inc.	238,600	9,474,806
Scientific Atlanta, Inc.	1,900	72,694
Telefonaktiebolaget LM Ericsson (B
Shares) sponsored ADR	69,700	2,432,530
Tellabs, Inc. (a)	360,100	3,201,289
		97,706,548

DIVERSIFIED TELECOMMUNICATION SERVICES – 44.8%
Integrated Telecommunication Services – 44.8%
ALLTEL Corp. (d)	276,300	17,127,837
BellSouth Corp.	640,000	16,825,600
Citizens Communications Co.	599,900	8,182,636
Compania Anonima Nacional Telefonos
de Venezuela sponsored ADR	20,000	297,000
Consolidated Communications Holdings,
Inc.	10,900	150,420
Deutsche Telekom AG sponsored ADR	60,000	1,144,800
FairPoint Communications, Inc.	74,600	1,198,822
France Telecom SA sponsored ADR	35,000	1,060,150
Koninklijke KPN NV sponsored ADR	156,800	1,495,872
Philippine Long Distance Telephone Co.
sponsored ADR	20,000	568,200
Qwest Communications International,
Inc. (a)	9,889,044	38,567,271
SBC Communications, Inc. (d)	1,548,500	37,287,880
TDC AS sponsored ADR	78,500	2,087,315
Telefonica SA sponsored ADR	25,000	1,244,500
Verizon Communications, Inc.	979,000	32,023,090
		159,261,393

MEDIA – 0.4%
Broadcasting & Cable TV – 0.4%
EchoStar Communications Corp. Class A	1,200	35,916
The DIRECTV Group, Inc. (a)	80,400	1,279,164
		1,315,080

SOFTWARE 0.2%
Application Software 0.2%
JAMDAT Mobile, Inc.	25,900	616,161

	Shares	Value (Note 1)

WIRELESS TELECOMMUNICATION SERVICES – 25.9%
Wireless Telecommunication Services – 25.9%
Alamosa Holdings, Inc. (a)	425,200	$ 7,355,960
America Movil SA de CV Series L
sponsored ADR	3,200	70,400
American Tower Corp. Class A (a)	1,530	36,475
Crown Castle International Corp. (a)	5,300	131,228
Leap Wireless International, Inc. (a)	115,600	3,948,896
Nextel Partners, Inc. Class A (a)	559,900	14,691,776
NII Holdings, Inc. (a)	178,900	13,635,758
Sprint Nextel Corp.	1,312,498	34,033,073
Turkcell Iletisim Hizmet AS sponsored
ADR	60,000	805,800
Vodafone Group PLC sponsored ADR	643,200	17,527,200
		92,236,566

TOTAL COMMON STOCKS
(Cost $310,613,583)		351,135,748

Money Market Funds 5.5%

Fidelity Cash Central Fund, 3.6% (b)	1,917,553	1,917,553
Fidelity Securities Lending Cash
Central Fund, 3.61% (b)(c)	17,469,425	17,469,425
TOTAL MONEY MARKET FUNDS
(Cost $19,386,978)		19,386,978

TOTAL INVESTMENT PORTFOLIO	104.3%
(Cost $330,000,561)		370,522,726

NET OTHER ASSETS (4.3)%		(15,325,702)
NET ASSETS 100%		$355,197,024

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan. (d) Security or a portion of the security is on loan at period end.

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	86.1%
United Kingdom	4.9%
Finland	3.5%
Canada	2.3%
Others (individually less than 1%)	3.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

5 Semiannual Report

Telecommunications Portfolio Investments (Unaudited) - continued

Income Tax Information

At February 28, 2005, the fund had a capital loss carryforward of approximately $581,413,416 of which $407,782,258, $161,866,685 and $11,764,473 will expire on February 28, 2010, 2011 and February 29, 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 6

Telecommunications Portfolio Financial Statements

Statement of Assets and Liabilities
		August 31, 2005 (Unaudited)

Assets
Investment in securities, at value (in-
cluding securities loaned of
$17,202,373) (cost
$330,000,561) — See accompa-
nying schedule			$370,522,726
Receivable for investments sold			21,993,676
Receivable for fund shares sold			118,911
Dividends receivable			36,814
Interest receivable			7,637
Prepaid expenses			379
Other affiliated receivables			356
Other receivables			42,824
Total assets			392,723,323

Liabilities
Payable for investments purchased	. $	17,438,268
Payable for fund shares redeemed	.	2,292,449
Accrued management fee		172,083
Other affiliated payables		138,874
Other payables and accrued
expenses		15,200
Collateral on securities loaned, at
value		17,469,425
Total liabilities			37,526,299

Net Assets			$355,197,024
Net Assets consist of:
Paid in capital			$886,913,417
Undistributed net investment income			1,510,026
Accumulated undistributed net real-
ized gain (loss) on investments			(573,732,441)
Net unrealized appreciation
(depreciation) on investments and
assets and liabilities in foreign
currencies			40,506,022
Net Assets, for 9,487,045 shares
outstanding			$355,197,024
Net Asset Value, offering price and
redemption price per share
($355,197,024 ÷ 9,487,045
shares)			$37.44

Statement of Operations
Six months ended August 31, 2005 (Unaudited)

Investment Income
Dividends		$3,181,398
Interest		26,533
Security lending		104,157
Total income		3,312,088

Expenses
Management fee	$973,691
Transfer agent fees	717,774
Accounting and security lending
fees	87,485
Independent trustees’ compensation	692
Custodian fees and expenses	5,584
Registration fees	24,723
Audit	15,786
Legal	3,049
Miscellaneous	2,141
Total expenses before reductions	1,830,925
Expense reductions	(38,400)	1,792,525

Net investment income (loss)		1,519,563
Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on invest-
ment securities		11,805,977
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities	13,136,310
Assets and liabilities in foreign
currencies	(16,143)
Total change in net unrealized ap-
preciation (depreciation)		13,120,167
Net gain (loss)		24,926,144
Net increase (decrease) in net as-
sets resulting from operations		$26,445,707

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Telecommunications Portfolio Financial Statements - continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	August 31, 2005	February 28,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,519,563	$5,299,087
Net realized gain (loss)	11,805,977	42,732,867
Change in net unrealized appreciation (depreciation)	13,120,167	(57,132,074)
Net increase (decrease) in net assets resulting from operations	26,445,707	(9,100,120)
Distributions to shareholders from net investment income	(646,802)	(5,054,509)
Share transactions
Proceeds from sales of shares	51,992,422	51,781,700
Reinvestment of distributions	611,780	4,784,932
Cost of shares redeemed	(56,858,739)	(148,168,834)
Net increase (decrease) in net assets resulting from share transactions	(4,254,537)	(91,602,202)
Redemption fees	11,148	48,101
Total increase (decrease) in net assets	21,555,516	(105,708,730)

Net Assets
Beginning of period	333,641,508	439,350,238
End of period (including undistributed net investment income of $1,510,026 and undistributed net investment income
of $637,265, respectively)	$ 355,197,024	$333,641,508

Other Information
Shares
Sold	1,480,167	1,495,805
Issued in reinvestment of distributions	17,666	128,885
Redeemed	(1,589,653)	(4,322,254)
Net increase (decrease)	(91,820)	(2,697,564)

Financial Highlights
	Six months ended
	August 31, 2005		Years ended February 28,
	(Unaudited)	2005	2004H	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 34.83	$ 35.79	$ 23.62	$ 30.55	$ 45.89	$ 100.87
Income from Investment Operations
Net investment income (loss)E	16	.49F	.08	.03	.01	(.12)
Net realized and unrealized gain (loss)	2.52	(.96)	12.13	(6.95)	(15.33)	(45.86)
Total from investment operations	2.68	(.47)	12.21	(6.92)	(15.32)	(45.98)
Distributions from net investment income	(.07)	(.49)	(.05)	(.03)	(.02)	—
Distributions from net realized gain	—	—	—	—		(9.04)
Total distributions	(.07)	(.49)	(.05)	(.03)	(.02)	(9.04)
Redemption fees added to paid in capitalE	—I	—I	.01	.02	I	.04
Net asset value, end of period	$ 37.44	$ 34.83	$ 35.79	$ 23.62	$ 30.55	$ 45.89
Total ReturnB,C,D	7.71%	(1.40)%	51.78%	(22.60)%	(33.39)%	(49.80)%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.07%A	1.09%	1.40%	1.56%	1.29%	1.07%
Expenses net of voluntary waivers, if any	1.07%A	1.09%	1.40%	1.56%	1.29%	1.07%
Expenses net of all reductions	1.05%A	1.02%	1.34%	1.34%	1.20%	1.02%
Net investment income (loss)	89%A	1.44%F	.27%	.13%	.02%	(.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 355,197	$ 333,642	$ 439,350	$ 312,839	$ 456,116	$ 791,196
Portfolio turnover rate	107%A	56%	98%	163%	169%	322%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.26 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .68%. GExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. HFor the year ended February 29. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 8

Utilities Growth Portfolio Investment Changes

Top Ten Stocks as of August 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
SBC Communications, Inc.	9.5	9.5
Verizon Communications, Inc.	8.9	9.5
BellSouth Corp.	8.9	8.8
Sprint Nextel Corp.	8.9	10.6
Exelon Corp.	5.4	4.9
Public Service Enterprise Group,
Inc.	4.3	0.0
Edison International	4.1	0.0
TXU Corp.	3.5	8.1
Entergy Corp.	3.3	2.6
AES Corp.	3.3	1.7
	60.1

* Includes short term investments and net other assets.

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

9 Semiannual Report

Utilities Growth Portfolio Investments August 31, 2005 (Unaudited) Showing Percentage of Net Assets

Common Stocks 98.0%
	Shares	Value (Note 1)

DIVERSIFIED TELECOMMUNICATION SERVICES – 34.8%
Integrated Telecommunication Services – 34.8%
ALLTEL Corp.	81,769	$ 5,068,860
BellSouth Corp.	1,245,700	32,749,453
Citizens Communications Co.	612,000	8,347,680
FairPoint Communications, Inc.	226,400	3,638,248
Qwest Communications International,
Inc. (a)	2,569,800	10,022,220
SBC Communications, Inc.	1,448,600	34,882,289
TELUS Corp. (non vtg.)	15,000	552,841
Verizon Communications, Inc.	1,008,466	32,986,923
		128,248,514

ELECTRIC UTILITIES – 22.6%
Electric Utilities – 22.6%
Allegheny Energy, Inc. (a)	257,700	7,772,232
Cinergy Corp.	800	35,232
Edison International	333,500	15,017,505
Entergy Corp.	164,700	12,337,677
Exelon Corp.	366,300	19,739,907
FirstEnergy Corp.	175,700	8,965,971
FPL Group, Inc.	182,200	7,850,998
Northeast Utilities	32,600	649,392
PPL Corp.	332,800	10,636,288
Westar Energy, Inc.	18,000	432,360
		83,437,562

GAS UTILITIES 2.7%
Gas Utilities 2.7%
ONEOK, Inc.	108,200	3,678,800
Questar Corp.	61,600	4,806,032
Southern Union Co.	37,710	928,420
UGI Corp.	21,800	602,770
		10,016,022

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 8.1%
Independent Power & Energy Trade 8.1%
AES Corp. (a)	780,400	12,283,496
NRG Energy, Inc. (a)	122,900	4,918,458
TXU Corp.	131,600	12,767,832
		29,969,786

MEDIA – 4.0%
Broadcasting & Cable TV – 4.0%
EchoStar Communications Corp. Class A	82,800	2,478,204
Sirius Satellite Radio, Inc. (a)(d)	663,200	4,562,816
The DIRECTV Group, Inc. (a)	56,300	895,733
XM Satellite Radio Holdings, Inc.
Class A (a)	195,200	6,880,800
		14,817,553

MULTI-UTILITIES – 9.3%
Multi-Utilities – 9.3%
Aquila, Inc. (a)	268,600	1,079,772

	Shares	Value (Note 1)
CMS Energy Corp. (a)	146,700	$ 2,361,870
Dominion Resources, Inc.	145,300	11,112,544
PG&E Corp.	47,000	1,763,440
Public Service Enterprise Group, Inc.	245,000	15,814,750
Sempra Energy	44,300	1,985,526
Wisconsin Energy Corp.	1,100	43,087
		34,160,989

OIL, GAS & CONSUMABLE FUELS 1.0%
Oil & Gas Exploration & Production – 0.9%
Cheniere Energy, Inc. (a)(d)	82,200	3,209,910
Oil & Gas Refining & Marketing – 0.1%
Western Gas Resources, Inc.	9,600	460,800

TOTAL OIL, GAS & CONSUMABLE FUELS		3,670,710

WATER UTILITIES – 0.2%
Water Utilities – 0.2%
Aqua America, Inc.	23,826	816,279
WIRELESS TELECOMMUNICATION SERVICES – 15.3%
Wireless Telecommunication Services – 15.3%
Alamosa Holdings, Inc. (a)	118,300	2,046,590
American Tower Corp. Class A (a)	63,685	1,518,250
Crown Castle International Corp. (a)	24,300	601,668
Nextel Partners, Inc. Class A (a)	359,500	9,433,280
NII Holdings, Inc. (a)	130,500	9,946,710
Sprint Nextel Corp.	1,260,023	32,672,396
		56,218,894

TOTAL COMMON STOCKS
(Cost $333,578,021)		361,356,309

Money Market Funds 2.3%

Fidelity Cash Central Fund, 3.6% (b)	2,945,031	2,945,031
Fidelity Securities Lending Cash
Central Fund, 3.61% (b)(c)	5,704,000	5,704,000
TOTAL MONEY MARKET FUNDS
(Cost $8,649,031)		8,649,031

TOTAL INVESTMENT PORTFOLIO	100.3%
(Cost $342,227,052)		370,005,340

NET OTHER ASSETS (0.3)%		(1,195,159)
NET ASSETS 100%		$368,810,181

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 10

(c) Investment made with cash collateral received from securities on loan. (d) Security or a portion of the security is on loan at period end.

Income Tax Information

At February 28, 2005, the fund had a capital loss carryforward of approximately $155,594,183 of which $14,066,768 and $141,527,415 will expire on February 28, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Utilities Growth Portfolio Financial Statements

Statement of Assets and Liabilities
		August 31, 2005 (Unaudited)

Assets
Investment in securities, at value (in-
cluding securities loaned of
$5,639,990) (cost $342,227,052)
— See accompanying schedule			$370,005,340
Receivable for investments sold			6,996,190
Receivable for fund shares sold			792,143
Dividends receivable			543,476
Interest receivable			12,708
Prepaid expenses			249
Other affiliated receivables			384
Other receivables			33,993
Total assets			378,384,483

Liabilities
Payable for investments purchased	. $	2,835,547
Payable for fund shares redeemed	.	731,710
Accrued management fee		174,218
Other affiliated payables		113,435
Other payables and accrued
expenses		15,392
Collateral on securities loaned, at
value		5,704,000
Total liabilities			9,574,302

Net Assets			$368,810,181
Net Assets consist of:
Paid in capital			$467,568,764
Undistributed net investment income			3,157,124
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions			(129,693,995)
Net unrealized appreciation (de-
preciation) on investments			27,778,288
Net Assets, for 8,360,916 shares
outstanding			$368,810,181
Net Asset Value, offering price and
redemption price per share
($368,810,181 ÷ 8,360,916
shares)			$44.11

Statement of Operations
Six months ended August 31, 2005 (Unaudited)

Investment Income
Dividends		$4,726,391
Interest		54,683
Security lending		16,334
Total income		4,797,408

Expenses
Management fee	$977,539
Transfer agent fees	553,027
Accounting and security lending
fees	85,759
Independent trustees’ compensation	793
Custodian fees and expenses	7,215
Registration fees	24,867
Audit	15,782
Legal	1,270
Miscellaneous	1,358
Total expenses before reductions	1,667,610
Expense reductions	(76,539)	1,591,071

Net investment income (loss)		3,206,337
Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:
Investment securities	33,698,386
Foreign currency transactions	19,353
Total net realized gain (loss)		33,717,739
Change in net unrealized appreci-
ation (depreciation) on investment
securities		(2,536,641)
Net gain (loss)		31,181,098
Net increase (decrease) in net as-
sets resulting from operations		$34,387,435

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 12

Statement of Changes in Net Assets
	Six months ended	Year ended
	August 31, 2005	February 28,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,206,337	$5,270,208
Net realized gain (loss)	33,717,739	30,461,218
Change in net unrealized appreciation (depreciation)	(2,536,641)	11,299,969
Net increase (decrease) in net assets resulting from operations	34,387,435	47,031,395
Distributions to shareholders from net investment income	(1,044,778)	(4,964,482)
Share transactions
Proceeds from sales of shares	95,891,729	205,464,053
Reinvestment of distributions	995,672	4,725,459
Cost of shares redeemed	(86,187,854)	(134,631,549)
Net increase (decrease) in net assets resulting from share transactions	10,699,547	75,557,963
Redemption fees	36,386	63,132
Total increase (decrease) in net assets	44,078,590	117,688,008
Net Assets
Beginning of period	324,731,591	207,043,583
End of period (including undistributed net investment income of $3,157,124 and undistributed net investment income
of $995,565, respectively)	$ 368,810,181	$324,731,591
Other Information
Shares
Sold	2,313,713	5,461,648
Issued in reinvestment of distributions	24,494	123,302
Redeemed	(2,087,434)	(3,575,021)
Net increase (decrease)	250,773	2,009,929

Financial Highlights
	Six months ended
	August 31, 2005		Years ended February 28,
	(Unaudited)	2005	2004I	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 40.04	$ 33.94	$ 24.44	$ 34.32	$ 50.37	$ 68.83
Income from Investment Operations
Net investment income (loss)E	39	.76F,J	.43	.44	.33	2.48G
Net realized and unrealized gain (loss)	3.81	5.95	9.46	(9.85)	(15.20)	(14.15)
Total from investment operations	4.20	6.71	9.89	(9.41)	(14.87)	(11.67)
Distributions from net investment income	(.13)	(.62)	(.40)	(.48)	(.26)	(1.97)
Distributions from net realized gain	—	—	—	—	(.93)	(4.85)
Total distributions	(.13)	(.62)	(.40)	(.48)	(1.19)	(6.82)
Redemption fees added to paid in capitalE	—K	.01	.01	.01	.01	.03
Net asset value, end of period	$ 44.11	$ 40.04	$ 33.94	$ 24.44	$ 34.32	$ 50.37
Total ReturnB,C,D	10.52%	19.90%	40.71%	(27.55)%	(29.94)%	(17.65)%
Ratios to Average Net AssetsH
Expenses before expense reductions	97%A	1.02%	1.23%	1.30%	1.11%	1.01%
Expenses net of voluntary waivers, if any	97%A	1.02%	1.23%	1.30%	1.11%	1.01%
Expenses net of all reductions	93%A	.99%	1.19%	1.17%	1.09%	.99%
Net investment income (loss)	1.87%A	2.06%	1.44%	1.56%	.77%	3.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 368,810	$ 324,732	$ 207,044	$ 161,359	$ 274,894	$ 532,367
Portfolio turnover rate	107%A	51%	76%	139%	54%	80%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.22 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.47% . GInvestment income per share reflects a special dividend which amounted to $2.26 per share. HExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. IFor the year ended February 29. JAs a result of the change in the estimate of the return of capital component of dividend income realized in the year ended February 29, 2004, net investment income per share and the ratio of the net investment income to average net assets for the year ended February 28, 2005, have been reduced by $0.02 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the fund. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Wireless Portfolio Investment Changes

Top Ten Stocks as of August 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Sprint Nextel Corp.	10.6	14.7
Nextel Partners, Inc. Class A	8.0	7.1
American Tower Corp. Class A	7.3	3.5
NII Holdings, Inc.	6.6	5.9
Motorola, Inc.	5.8	2.5
ALLTEL Corp.	5.4	3.5
Nokia Corp. sponsored ADR	5.4	7.4
Alamosa Holdings, Inc.	5.0	4.1
Vodafone Group PLC sponsored
ADR	4.9	4.8
Harris Corp.	4.8	4.6
	63.8

* Includes short term investments and net other assets.

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report 14

Wireless Portfolio Investments August 31, 2005 (Unaudited) Showing Percentage of Net Assets

Common Stocks 98.3%
	Shares	Value (Note 1)

COMMUNICATIONS EQUIPMENT – 30.0%
Communications Equipment – 30.0%
Andrew Corp. (a)	715,500	$ 8,249,715
Comverse Technology, Inc. (a)	720,120	18,564,694
Harris Corp.	542,600	20,949,786
Motorola, Inc.	1,163,180	25,450,378
Nokia Corp. sponsored ADR	1,505,200	23,737,004
Powerwave Technologies, Inc. (a)	259,100	2,715,368
QUALCOMM, Inc.	400,400	15,899,884
Research In Motion Ltd. (a)	37,400	2,922,874
Tekelec (a)	109,100	2,150,361
Telefonaktiebolaget LM Ericsson
(B Shares) sponsored ADR (d)	295,500	10,312,950
		130,953,014

DIVERSIFIED TELECOMMUNICATION SERVICES – 9.9%
Integrated Telecommunication Services – 9.9%
ALLTEL Corp. (d)	382,988	23,741,426
BellSouth Corp.	141,000	3,706,890
Philippine Long Distance Telephone Co.
sponsored ADR	31,000	880,710
SBC Communications, Inc.	279,100	6,720,728
Verizon Communications, Inc.	244,800	8,007,408
		43,057,162

ELECTRONIC EQUIPMENT & INSTRUMENTS – 1.9%
Electronic Equipment & Instruments – 0.0%
Symbol Technologies, Inc.	4,843	44,459
Electronic Manufacturing Services – 1.9%
Trimble Navigation Ltd. (a)	232,700	8,498,204

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		8,542,663

INTERNET SOFTWARE & SERVICES – 1.9%
Internet Software & Services 1.9%
Openwave Systems, Inc. (a)(d)	485,066	8,347,986
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.1%
Semiconductors – 1.1%
AMIS Holdings, Inc. (a)	220,300	2,636,991
Atheros Communications, Inc. (a)(d)	172,000	1,788,800
Atmel Corp. (a)	208,200	428,892
		4,854,683

SOFTWARE 0.9%
Application Software 0.9%
JAMDAT Mobile, Inc. (d)	165,800	3,944,382
WIRELESS TELECOMMUNICATION SERVICES – 52.6%
Wireless Telecommunication Services – 52.6%
Alamosa Holdings, Inc. (a)	1,261,774	21,828,690
America Movil SA de CV Series L
sponsored ADR	288,800	6,353,600
American Tower Corp. Class A (a)	1,333,492	31,790,449

	Shares	Value (Note 1)
China Mobile (Hong Kong) Ltd.
sponsored ADR (d)	338,000	$ 7,385,300
Crown Castle International Corp. (a)	670,000	16,589,200
Leap Wireless International, Inc. (a)	371,600	12,693,856
Nextel Partners, Inc. Class A (a)	1,331,700	34,943,808
NII Holdings, Inc. (a)	380,600	29,009,332
Sprint Nextel Corp.	1,782,931	46,231,401
Turkcell Iletisim Hizmet AS sponsored
ADR	67,000	899,810
Vodafone Group PLC sponsored ADR	790,790	21,549,028
Wireless Facilities, Inc. (a)	61,600	345,576
		229,620,050

TOTAL COMMON STOCKS
(Cost $325,803,102)		429,319,940

Money Market Funds 4.6%

Fidelity Cash Central Fund, 3.6% (b)	1,863,497	1,863,497
Fidelity Securities Lending Cash
Central Fund, 3.61% (b)(c)	18,042,225	18,042,225
TOTAL MONEY MARKET FUNDS
(Cost $19,905,722)		19,905,722

TOTAL INVESTMENT PORTFOLIO 102.9%
(Cost $345,708,824)		449,225,662

NET OTHER ASSETS (2.9)%		(12,689,885)
NET ASSETS 100%		$436,535,777

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	83.0%
Finland	5.4%
United Kingdom	4.9%
Sweden	2.4%
Hong Kong	1.7%
Mexico	1.5%
Others (individually less than 1%)	1.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Wireless Portfolio Investments (Unaudited) - continued

Income Tax Information

At February 28, 2005, the fund had a capital loss carryforward of approximately $91,907,409 of which $21,435,018, $68,901,018 and $1,571,373 will expire on February 28, 2010, 2011 and February 29, 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 16

Wireless Portfolio Financial Statements

Statement of Assets and Liabilities
		August 31, 2005 (Unaudited)

Assets
Investment in securities, at value (in-
cluding securities loaned of
$17,792,793) (cost
$345,708,824) — See accompa-
nying schedule			$449,225,662
Receivable for investments sold			14,366,666
Receivable for fund shares sold			2,156,710
Dividends receivable			146,668
Interest receivable			23,274
Prepaid expenses			399
Other affiliated receivables			752
Other receivables			70,958
Total assets			465,991,089

Liabilities
Payable for investments purchased	. $	6,204,111
Payable for fund shares redeemed	.	4,850,502
Accrued management fee		203,255
Other affiliated payables		139,855
Other payables and accrued
expenses		15,364
Collateral on securities loaned, at
value		18,042,225
Total liabilities			29,455,312

Net Assets			$436,535,777
Net Assets consist of:
Paid in capital			$406,217,158
Accumulated net investment loss			(82,404)
Accumulated undistributed net real-
ized gain (loss) on investments			(73,115,815)
Net unrealized appreciation (de-
preciation) on investments			103,516,838
Net Assets, for 65,561,641 shares
outstanding			$436,535,777
Net Asset Value, offering price and
redemption price per share
($436,535,777 ÷ 65,561,641
shares)			$6.66

Statement of Operations
Six months ended August 31, 2005 (Unaudited)

Investment Income
Dividends		$1,430,685
Interest		61,139
Security lending		142,380
Total income		1,634,204

Expenses
Management fee	$1,049,442
Transfer agent fees	667,962
Accounting and security lending
fees	94,241
Independent trustees’ compensation	798
Custodian fees and expenses	8,823
Registration fees	21,599
Audit	15,866
Legal	597
Miscellaneous	2,197
Total expenses before reductions	1,861,525
Expense reductions	(144,917)	1,716,608

Net investment income (loss)		(82,404)
Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on invest-
ment securities		22,592,019
Change in net unrealized appreci-
ation (depreciation) on investment
securities		35,718,033
Net gain (loss)		58,310,052
Net increase (decrease) in net as-
sets resulting from operations		$58,227,648

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Wireless Portfolio Financial Statements - continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	August 31, 2005	February 28,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(82,404)	$(996,709)
Net realized gain (loss)	22,592,019	42,445,395
Change in net unrealized appreciation (depreciation)	35,718,033	9,980,493
Net increase (decrease) in net assets resulting from operations	58,227,648	51,429,179
Share transactions
Proceeds from sales of shares	144,286,600	489,721,414
Cost of shares redeemed	(138,725,535)	(451,775,776)
Net increase (decrease) in net assets resulting from share transactions	5,561,065	37,945,638
Redemption fees	42,466	289,802
Total increase (decrease) in net assets	63,831,179	89,664,619

Net Assets
Beginning of period	372,704,598	283,039,979
End of period (including accumulated net investment loss of $82,404 and $0, respectively)	$ 436,535,777	$372,704,598

Other Information
Shares
Sold	23,292,420	94,401,410
Redeemed	(23,247,173)	(87,222,522)
Net increase (decrease)	45,247	7,178,888

Financial Highlights
	Six months ended
	August 31, 2005		Years ended February 28,
	(Unaudited)	2005	2004H	2003	2002	2001F
Selected Per Share Data
Net asset value, beginning of period	$ 5.69	$ 4.85	$ 2.42	$ 3.68	$ 7.22	$ 10.00
Income from Investment Operations
Net investment income (loss)E	—I	(.01)	(.03)	(.03)	(.04)	(.02)
Net realized and unrealized gain (loss)		97.85	2.46	(1.23)	(3.50)	(2.76)
Total from investment operations		97.84	2.43	(1.26)	(3.54)	(2.78)
Distributions in excess of net realized gain	—	—	—	—	—	(.01)
Redemption fees added to paid in capitalE	—I	—I	—I	—I	—I	.01
Net asset value, end of period	$ 6.66	$ 5.69	$ 4.85	$ 2.42	$ 3.68	$ 7.22
Total ReturnB,C,D	17.05%	17.32%	100.41%	(34.24)%	(49.03)%	(27.71)%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.01%A	1.04%	1.55%	2.17%	1.59%	1.51%A
Expenses net of voluntary waivers, if any	1.01%A	1.04%	1.55%	2.17%	1.59%	1.51%A
Expenses net of all reductions	93%A	.97%	1.43%	2.01%	1.54%	1.48%A
Net investment income (loss)	(.04)%A	(.27)%	(.77)%	(1.16)%	(.72)%	(.43)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 436,536	$ 372,705	$ 283,040	$ 51,720	$ 77,266	$ 157,516
Portfolio turnover rate	119%A	96%	79%	110%	148%	155%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FFor the period September 21, 2000 (commencement of operations) to February 28, 2001. GExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reduc tions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. HFor the year ended February 29. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 18

Notes to Financial Statements For the period ended August 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Telecommunications Portfolio, Utilities Growth Portfolio, and Wireless Portfolio (the funds) are non diversified funds of Fidelity Select Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. In addition, each fund intends to calculate a NAV each hour on the hour (until one hour prior to the close of business on the NYSE) under normal business conditions. Each fund’s investments are valued as of these times for the purpose of computing the fund’s hourly NAV. Fidelity may suspend the calculation of one or more hourly NAVs for funds for any period in which prices for a portion of the stocks or securities held by the funds are not readily available. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open end investment companies are valued at their net asset value each business day.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Pur chases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the funds are informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

19 Semiannual Report

Notes to Financial Statements (Unaudited) continued 1. Significant Accounting Policies continued Income Tax Information and Distributions to Shareholders continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each fund:

				Net Unrealized
	Cost for Federal	Unrealized	Unrealized	Appreciation/
	Income Tax Purposes	Appreciation	Depreciation	(Depreciation)
Telecommunications Portfolio	$ 336,324,202 $	64,023,024	$ (29,824,500)	$34,198,524
Utilities Growth Portfolio	347,723,429	43,786,835	(21,504,924)	22,281,911
Wireless Portfolio	348,484,359	109,704,227	(8,962,924)	100,741,303

Trading (Redemption) Fees. Shares in the funds held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital. Shareholders are also subject to an additional $7.50 fee for shares exchanged into another Fidelity fund (see Note 4).

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Telecommunications Portfolio	182,755,575	181,506,325
Utilities Growth Portfolio	190,134,300	182,600,718
Wireless Portfolio	221,286,419	219,296,698

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly manage ment fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund’s average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund’s annualized management fee rate expressed as a percentage of each fund’s average net assets was as follows:

	Individual Rate	Group Rate	Total
Telecommunications Portfolio	30%	.27%	.57%
Utilities Growth Portfolio	30%	.27%	.57%
Wireless Portfolio	30%	.27%	.57%

Sales Load. Fidelity Distributors Corporation (FDC), an affiliate of FMR, is the general distributor of the funds. Shares purchased prior to October 12, 1990, were subject to a 1% deferred sales charge upon redemption or exchange to any other Fidelity fund (other than Select funds). Effective July 1, 2005, the deferred sales charge was eliminated. For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Telecommunications Portfolio	$ 4,228
Utilities Growth Portfolio	4,926
Wireless Portfolio	175

Semiannual Report

20

4. Fees and Other Transactions with Affiliates continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds’ transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Telecommunications Portfolio	42%
Utilities Growth Portfolio	32%
Wireless Portfolio	36%

Accounting and Security Lending Fees. FSC maintains each fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. Certain funds may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR. The Money Market Central Funds do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Money Market Central Funds are noted in the table below:

Income
Distributions
Telecommunications Portfolio	$ 361,870
Utilities Growth Portfolio	109,403
Wireless Portfolio	357,845

Exchange Fees. FSC receives the proceeds of $7.50 to cover administrative costs associated with exchanges out of the funds to any other Fidelity Select fund or to any other Fidelity fund. For the period, exchange fees retained by FSC were as follows:

Retained
by FSC
Telecommunications Portfolio	$3,983
Utilities Growth Portfolio	2,048
Wireless Portfolio	7,425

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Telecommunications Portfolio	$ 33,051
Utilities Growth Portfolio	2,678
Wireless Portfolio	14,650

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emer gency purposes to fund shareholder redemptions or for other short term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund’s Statement of Assets and Liabilities.

21 Semiannual Report

Notes to Financial Statements (Unaudited) continued 7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain funds provided services to these funds in addition to trade execution. These services included payments of expenses on behalf of each applicable fund. In addition, through arrangements with each applicable fund’s transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund’s expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service	Transfer Agent
	Arrangements	expense reduction
Telecommunications Portfolio	$ 37,454	$946
Utilities Growth Portfolio	75,024	1,515
Wireless Portfolio	142,105	2,812

8. Other.

The funds’ organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

Semiannual Report

22

Board Approval of Investment Advisory Contracts and Management Fees

Select Telecommunications
Select Utilities Growth
Select Wireless

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to each fund and its shareholders by Fidelity (including the investment performance of each fund); (2) the competitiveness of the man agement fee and total expenses of each fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (4) the extent to which economies of scale would be realized as each fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the backgrounds of the funds’ portfolio managers and the funds’ investment objectives and disciplines. The independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Invest ment Advisers’ investment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitor ing of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, each fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market informa tion through phone representatives and over the Internet, and investor education materials and asset allocation tools.

23 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund’s absolute investment performance, as well as each fund’s relative investment performance measured against (i) a proprietary custom index (Select Telecommunications and Select Wireless) or a Goldman Sachs index that reflects the market sector in which the fund invests (Select Utilities Growth), and (ii) a peer group of mutual funds over multiple periods. For Select Telecommunications, the following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the fund’s returns, the returns of a proprietary custom index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. For Select Utilities Growth, the following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the fund’s returns, the returns of a Goldman Sachs index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. Because Select Wire less had been in existence less than five calendar years, the following charts considered by the Board show, over the one and three year periods ended December, 2004, the fund’s returns, the returns of a proprietary custom index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and repre sents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund. For each fund (other than Select Utilities Growth), the fund’s proprietary custom index is an index developed and periodically revised by FMR that is a market capitalization weighted index of securities that meet the fund’s 80% name test.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the third quartile for the one year period and the second quartile for the three and five year periods. The Board also stated that the relative investment performance of the fund has compared favorably to its benchmark over time.

Semiannual Report

24

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for the one year period and the fourth quartile for the three and five year periods. The Board also stated that the relative investment performance of the fund has compared favorably to its benchmark over time.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for the one year period and the second quartile for the three year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the funds in the peer group typically have broader investment mandates than the fund, which focuses on a particular subset of companies within the telecommunications industry. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for the one year period, although the fund’s three year cumulative total return was lower than its benchmark.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit each fund’s

25 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

shareholders, particularly in light of the Board’s view that each fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board’s management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund’s. For example, a TMG % of 30% would mean that 70% of the funds in the Total Mapped Group had higher management fees than a fund. The “Asset Size Peer Group” (ASPG) compari son focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which a fund’s management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report 26

The Board noted that each fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Based on its review, the Board concluded that each fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund’s total expenses, the Board considered the fund’s management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses for each of Select Telecommunication Portfolio and Select Wireless Portfolio ranked below its competitive median for 2004.

The Board noted that Select Utilities Growth Portfolio’s total expenses ranked above its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund’s total expenses were reasonable, although in the case of Select Utilities Growth above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the busi ness of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggre gate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After consider ing PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the funds’ business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

27 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in each fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that each fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s management increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particu lar fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the exist ing advisory fee structures are fair and reasonable, and that each fund’s existing Advisory Contracts should be renewed.

Semiannual Report

28

Managing Your Investments Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account informa tion, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvest ment of dividends and capital gains, and the effects of any sales charges.

To Write Fidelity To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.)

Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015
Selling shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035
Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015
General Correspondence
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
Selling shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035
Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015
General Correspondence
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

To Visit Fidelity

For directions and hours,
please call 1 800 544 9797.
Arizona
7001 West Ray Road
Chandler, AZ
7373 N. Scottsdale Road
Scottsdale, AZ
California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
21701 Hawthorne Boulevard
Torrance, CA
2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
Colorado
1625 Broadway
Denver, CO
9185 East Westview Road
Littleton, CO
Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
Delaware
222 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL
3501 PGA Boulevard
West Palm Beach, FL
Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
Indiana
4729 East 82nd Street
Indianapolis, IN
Kansas
5400 College Boulevard
Overland Park, KS
Maine
Three Canal Plaza
Portland, ME
Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD
Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI
Minnesota
7600 France Avenue South
Edina, MN
Missouri
8885 Ladue Road
Ladue, MO
Nevada
2225 Village Walk Drive
Henderson, NV
New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Highway 35
Shrewsbury, NJ
New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY
2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY
North Carolina
4611 Sharon Road
Charlotte, NC
Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH
Oregon
16850 SW 72nd Avenue
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA
Rhode Island
47 Providence Place
Providence, RI
Tennessee
6150 Poplar Avenue
Memphis, TN
Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX
6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX
Utah
215 South State Street
Salt Lake City, UT
Virginia
1861 International Drive
McLean, VA
Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA
Washington, DC
1900 K Street, N.W.
Washington, DC
Wisconsin
595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

31 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub-Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K. Limited)
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
Brown Brothers Harriman & Co.
Boston, MA
Corporate Headquarters
82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection
Mutual Fund 24 Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-8888
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®)	(automated phone logo) 1-800-544-5555

(automated phone logo) Automated line for quickest service

SELUTL USAN 1005 1.813629.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Select Portfolios's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 26, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	October 26, 2005